                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number File No. 811-08055

                             TIAA-CREF MUTUAL FUNDS
                             ----------------------
               (Exact name of registrant as specified in charter)

                   730 Third Avenue, New York, New York 10017
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Lisa Snow, Esq.
                                  c/o TIAA-CREF
                                730 Third Avenue,
                          New York, New York 10017-3206
                          -----------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-490-9000
                                                            ------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                   Date of reporting period: December 31, 2003
                                             -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

2003 annual report
TIAA-CREF
Mutual Funds

Audited financial statements,
including statements of investments
December 31, 2003

international equity growth equity growth & income equity index social choice equity managed allocation	high-yield bond short-term bond tax-exempt bond bond plus money market

Annual Report 2003 | TIAA-CREF Mutual Funds

Performance Overview as of 12/31/2003

		Average Annual Compound Rates of Total Return
	Inception			Since
	Date	1 year	5 years	Inception

Equities
International Equity Fund	9/2/1997	40.86%	2.30%	4.29%
Growth Equity Fund	9/2/1997	28.06	–6.09	1.14
Growth & Income Fund	9/2/1997	25.83	–0.87	4.89
Equity Index Fund	4/3/2000	30.67	—	–5.64
Social Choice Equity Fund	4/3/2000	29.87	—	–5.33
Equities & Fixed Income
Managed Allocation Fund	9/2/1997	22.45	2.20	5.74
Fixed Income
High-Yield Bond Fund	4/3/2000	23.24	—	8.14
Short-Term Bond Fund	4/3/2000	3.51	—	7.52
Tax-Exempt Bond Fund	4/3/2000	5.87	—	7.81
Bond Plus Fund	9/2/1997	4.38	6.63	7.37
Money Market Fund*	9/2/1997	0.93	3.58	3.98

Net Annualized Yield (30-Day Period Ended 12/29/2003)		Net Annualized Yield (30-Day Period Ended 12/29/2003)
	Current		Current	Effective
Bond Plus	3.73%	Money Market*	0.83%	0.84%

*As wiith all the TIAA-CREF Mutual Funds, the funds you invest in the TIAA-CREF Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

Due to market volatility, recent performance of the TIAA-CREF Mutual Funds may differ from the figures shown in this report. For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call 800 842-2252. Past performance should not be taken as a guarantee of future rates of return. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less upon redemption.

The TIAA-CREF Mutual Funds are not promoted or sponsored by, or affiliated with, the Frank Russell Company. The Russell indexes are not mutual funds, and you cannot invest directly in them.

With This Report, a New Look

The format of this year's TIAA-CREF Mutual Funds Annual Report is new. While the page size is smaller, the report offers more information about the funds in which you've invested. This smaller size cuts printing costs—savings that benefit all investors.

      We have added new features, including an Investor Insight box with useful information about each fund, and a description of each fund's benchmark. These features respond to requests from investors and are part of our ongoing commitment to communicate clearly about investment performance.

      For your reference, the chart on the facing page shows the performance of all 11 funds. If you need further information, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call us at 800 223-1200. On our Web Center you can also sign up for e-delivery of annual reports. E-delivery allows you to get this information much sooner.

      As always, you should carefully consider the investment objectives, risks, and charges and expenses of any fund before investing. (Unlike many mutual funds, TIAA-CREF Mutual Funds do not contain a sales charge.) Please visit the Web Center for a prospectus that contains this and other important information and read it before investing.

Contents
Report to Investors	2
Fund Performance
International Equity Fund	4
Growth Equity Fund	7
Growth & Income Fund	10
Equity Index Fund	13
Social Choice Equity Fund	16
Managed Allocation Fund	19
High-Yield Bond Fund	22
Short-Term Bond Fund	25
Tax-Exempt Bond Fund	28
Bond Plus Fund	31
Money Market Fund	34
Statement of Investments
International Equity Fund	37
Growth Equity Fund	44
Growth & Income Fund	48
Equity Index Fund	53
Social Choice Equity Fund	91
Managed Allocation Fund	104
High-Yield Bond Fund	105
Short-Term Bond Fund	115
Tax-Exempt Bond Fund	122
Bond Plus Fund	126
Money Market Fund	137
Financial Statements
Report of Management Responsibility	140
Report of the Audit Committee	141
Statements of Assets and Liabilities	142
Statements of Operations	146
Statement of Cash Flows	150
Statements of Changes in Net Assets	152
Financial Highlights	160
Notes to Financial Statements	182
Report of Independent Auditors	189
2003 TIAA-CREF Mutual Funds Special Meeting	191
Management	192
Important Tax Information	200
For More Information	Inside Back Cover

Report to Investors

World stock markets rebounded strongly in 2003. The Morgan Stanley World IndexSM, which tracks stocks in 23 developed markets, soared to a 33.11% gain—its best performance in 17 years. About one-quarter of that advance resulted from the declining value of the dollar against several major currencies.

      The rally was spurred, in part, by signs of economic recovery in the United States and by surging growth in China, both of which improved expectations for growth worldwide. In the United States, the Russell 3000® Index, a measure of the broad domestic market, rose 31.06%—the best performance by the index since 1997. With prospects brightening, U.S. investors showed renewed confidence, and long-term mutual funds registered inflows of capital totaling more than $217 billion. That represented a 79% increase over 2002.

      When stock markets turn sharply upwards, as happened during the second quarter of 2003, TIAA-CREF’s strategy of remaining fully invested at all times enables its portfolios to capture these market gains. Money managers who maintained a cushion of cash holdings found themselves chasing returns as the rally continued and intensified in the fourth quarter.

      The rally in domestic stocks was fueled by improved corporate earnings and higher productivity. The nation’s gross domestic product (GDP) increased at an 8.2% rate in the third quarter. Even at half that rate, GDP growth would be above long-term trends in the United States.

Small-Cap Stocks Lead the Way
The advance in U.S. stocks was led by smaller issues: the small-cap Russell 2000® Index jumped 47.25%—its largest one-year increase ever. The Russell Midcap® Index advanced 40.06%, and the Russell 1000®, which consists mostly of large-cap stocks, rose 29.89%. While gains varied widely among companies of different sizes, all 12 Russell industry sectors shared in the rally, with returns ranging from 17.3% for utilities to 50% in the technology sector.

      Our equity funds shared in the broad-based advance by both foreign and domestic stocks, with returns that ranged from 25.83% for the Growth & Income Fund to 40.86% for the International Equity Fund.

Bond Markets Are Buffeted
With the unemployment rate at its highest level since 1994 and a sizable portion of the nation’s productive

Being fully invested at all times means the TIAA-CREF Mutual Funds’ portfolios capture the market’s gains.

2     2003 Annual Report TIAA-CREF Mutual Funds

capacity still idle, the Federal Reserve Board cut short-term rates in June to their lowest levels in 45 years and kept them there through December. Reflecting this action, the 10-year Treasury rate dropped to 3.11% in June but climbed back to 4.25% by year’s end. That increase in longer-term rates constrained returns in the fixed-income markets. The Lehman Brothers Aggregate Bond Index, which tracks corporate, government, and asset-backed bonds, returned 4.10% for the year, after posting a return of 10.26% in 2002.

      All four of our fixed-income funds outpaced their benchmarks, a noteworthy achievement in a year of high volatility in the bond markets. Their returns varied from 3.51% for the Short-Term Bond Fund to 23.24% for the High-Yield Bond Fund.

     Historically, low short-term interest rates have reduced money market yields, but the Money Market Fund was able to add value above that of its benchmark by allocating assets successfully and maintaining low expenses. This report provides details of each fund’s holdings and performance as of December 31, 2003.

      The six new funds that we launched in October 2002 now have a full year’s performance behind them. They are offered to individual investors through the Retail Class of the TIAA-CREF Institutional Mutual Funds and, in conjunction with our other funds, provide coverage across company sizes and styles. (A full description of each fund appears in the joint prospectus that you received in the mail recently.) Up-to-date returns for all of our funds can be found 24 hours a day at our Web Center (www.tiaa-cref.org) or by phoning 800 842-2252.

      As always, we urge you to consider the benefits of a well-diversified portfolio, positioned to take advantage of upward market movements, wherever they may occur.

/s/ Scott Evans
______________________

Scott Evans
Executive Vice President,
Equity Investments

/s/ John Somers
________________________

John Somers
Executive Vice President,
Fixed-Income Investments

TIAA-CREF Mutual Funds 2003 Annual Report     3

International Equity Fund   Foreign Stocks

DISCUSSION

Performance in the Twelve Months
Ended December 31, 2003
The International Equity Fund gained 40.86% for the year, outperforming both the 38.59% return of its benchmark, the MSCI EAFE® Index, and the 33.32% average return of similar funds, as measured by the Morningstar Foreign Large Blend category.

Foreign Stocks Soar in 2003
Foreign stocks got off to a rocky start in 2003; the EAFE Index lost 8.21% in the first quarter. However, despite the sluggish global economy, foreign markets soared 19.27% in the second quarter. The EAFE Index gained an additional 8.13% in the third quarter as renewed vigor in the United States helped increase exports of the nation’s trading partners. During the final three months, the index soared 17.08%. (Please note that investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

Superior Stock Selections
Help the Fund Top the Benchmark
The fund’s performance exceeded the benchmark’s as a result of individual stock selections in both the European and Asia-Pacific regions. In the European segment, relative performance benefited from holdings such as the Netherlands’ ASM Lithography, Swiss testing company Surveillance S.A., and German athletic apparel manufacturer Puma. These strong positive effects more than offset the underperforming positions in firms that included Swiss biotechnology company Lonza AG, British consumer products company Reckitt Benckiser, and Finnish mobile communications company Nokia.

      In the Asia-Pacific region, positive performance, relative to the benchmark, benefited from selections that included two Japanese companies: technology firm Advantest and computer printer manufacturer Seiko Epson. An underweight position in Mitsubishi Tokyo Financial also helped returns. These contributors more than offset such detractors as Japanese firms Sony and Takeda Chemical Industries, a drug manufacturer. Also detracting from performance was an underweight position in Japanese bank holding company UFJ Holdings.

4    2003 Annual Report TIAA-CREF Mutual Funds

International Equity Fund   Foreign Stocks

PERFORMANCE

Investment Objective
Seeks favorable long-term returns, mainly through capital appreciation

$10,000 Since 9/2/1997 Inception

Performance as of 12/31/2003
	Average Annual Compound Rates of Total Return[1]			Cumulative Rates of Total Return[1]
			since		since
	1 year	5 years	inception[2]	5 years	inception[2]

International Equity Fund	40.86%	2.30%	4.29%	12.05%	30.57%
Benchmark:
Morgan Stanley EAFE® Index	38.59	–0.01	2.47	–0.06	16.73
Peer group:
Morningstar Foreign Large Blend	33.32	0.49	1.91	2.47	14.07

1 Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund's recent performance may differ from the figures shown above. For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200.

2 Inception date of the International Equity Fund was 9/2/1997.

TIAA-CREF Mutual Funds 2003 Annual Report     5

International Equity Fund   Foreign Stocks

PROFILE

Ten Largest Holdings (as of 12/31/2003)

Percent of
Company (Country)	Net Assets

Nokia Oyj (Finland)	2.84
E.ON AG. (Germany)	2.79
Novartis AG (Regd) (Switzerland)	2.55
Vinci S.A. (France)	2.28
Nobel Biocare Holding AG (Switzerland)	2.15
Royal Bank of Scotland Group plc (United Kingdom)	2.13
Man Group plc (United Kingdom)	2.10
Reckitt Benckiser plc (United Kingdom)	2.02
BP plc (United Kingdom)	1.95
Sandvik ABj (Sweden)	1.95

Total	22.76

Fund Facts

Inception Date	9/2/1997
Net Assets (12/31/2003)	$286.77 million
2003 Actual Expense Charge	0.49%

The Fund’s Benchmark
The Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index tracks the performance of stocks in developed countries around the world, excluding the United States and Canada. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole.

International funds invest in stocks outside the United States. Global funds can invest in stocks anywhere in the world, including the United States.

6    2003 Annual Report TIAA-CREF Mutual Funds

Growth Equity Fund   Large Cap Growth Stocks

DISCUSSION

Performance in the Twelve Months
Ended December 31, 2003
The Growth Equity Fund gained 28.06% for the year, compared with 29.75% for its benchmark, the Russell 1000® Growth Index, and the 28.55% average return of similar funds, as measured by the Morningstar Large Growth category.

Growth and Value: Neck and Neck
The large-cap growth stocks of the Russell 1000 Growth Index rebounded powerfully in 2003, but their return slightly trailed the 30.03% gain of the predominantly large-cap Russell 1000 Value Index. This marked the fourth year in a row that growth stocks trailed value stocks, as measured by Russell. (In the years 1996–1999, however, growth beat value three out of four times.)

     Both large-cap indexes underperformed the broad domestic market as represented by the Russell 3000® Index, which advanced 31.06%. The gain of the Russell 3000 was boosted by the extraordinary returns of 48.54% for small-cap growth stocks and 42.71% for mid-cap growth stocks, as measured by their respective Russell indexes. (Small- and mid-cap stocks may have limited marketability and may be subject to more abrupt or erratic movements than large-cap stocks.

Fund Contributors and Detractors
The fund had a strong year but lagged its benchmark because of a number of stock selections that did not perform as anticipated. These included Taiwan Semiconductor Manufacturing, PepsiCo, and Amylin Pharmaceuticals. The fund had larger weightings of these stocks than the benchmark. (Foreign stocks are subject to additional risks not associated with domestic investments, such as currency fluctuation.) Underweight holdings that included General Electric and Microsoft also detracted from performance.

     Positive contributions to relative performance came from holdings such as Cisco Systems, Boston Scientific, Texas Instruments, and SAP AG, a German-based leader in business-to-business software. The fund had larger weightings of these stocks than the benchmark. The fund also benefited from its below-benchmark weightings in firms that included Kohl’s department stores, and health care companies HCA and Eli Lilly.

TIAA-CREF Mutual Funds 2003 Annual Report     7

Growth Equity Fund   Large Cap Growth Stocks

PERFORMANCE

Investment Objective
Seeks a favorable long-term return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks

$10,000 Since 9/2/1997 Inception

Performance as of 12/31/2003
	Average Annual Compound Rates of Total Return[1]			Cumulative Rates of Total Return[1]
			since		since
	1 year	5 years	inception[2]	5 years	inception[2]

Growth Equity Fund	28.06%	–6.09%	1.14%	–26.97%	7.44%
Benchmark:
Russell 1000® Growth Index[3]	29.75	–5.11	2.04	–23.08	13.64
Peer group:
Morningstar Large Growth	28.55	–3.20	2.33	–15.02	18.11

1     Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund's recent performance may differ from the figures shown above. For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200.

2     Inception date of the Growth Equity Fund was 9/2/1997.

3     Russell 1000 is a trademark and service mark of the Frank Russell Company.

8     2003 Annual Report TIAA-CREF Mutual Funds

Growth Equity Fund   Large Cap Growth Stocks

PROFILE

Ten Largest Holdings (as of 12/31/2003)

Percent of
Company	Net Assets

General Electric Co	6.20
Pfizer, Inc	6.16
Cisco Systems, Inc	3.95
Microsoft Corp	3.86
Intel Corp	3.25
Fannie Mae	3.24
Procter & Gamble Co	3.23
Johnson & Johnson	2.27
Wal-Mart Stores, Inc	2.11
Int’l Business Machines Corp	2.10

Total	36.37

Fund Facts

Inception Date	9/2/1997
Net Assets (12/31/2003)	$549.88 million
2003 Actual Expense Charge	0.45%

The Fund’s Benchmark
The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Growth Index represents those stocks of the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole.

“Growth” companies tend to have higher-than-average rates of growth in sales or earnings. Their stocks typically also have higher prices than other stocks, relative to their earnings per share.

TIAA-CREF Mutual Funds 2003 Annual Report     9

Growth & Income Fund   Large Cap, Dividend-Paying Stocks

DISCUSSION

Performance in the Twelve Months
Ended December 31, 2003
The Growth & Income Fund posted a return of 25.83% for the year, compared with 28.68% for its benchmark, the S&P 500® Index, and the 26.72% average return of similar funds, as measured by the Morningstar Large Blend category.

Large-Cap Stocks Rebound After a Slow Start
After three consecutive years of negative returns, the large-cap stocks of the S&P 500 Index lost an additional 3.15% in the first quarter of 2003. But a combination of measures designed to stimulate the economy, including a reduction of short-term interest rates by the Federal Reserve in June and a round of tax cuts, coupled with increasing consumer confidence, helped spark a rally that started during the second quarter and lasted through year-end. All ten sectors of the S&P 500 advanced for the year, with eight generating double-digit returns. The highest gains came from the information technology sector, which rose 46.55%. The weakest sector was telecommunications, which returned only 3.28%.

Fund Contributors and Detractors
The fund had a strong year but lagged its benchmark because a number of stock selections did not perform as anticipated. These included above-benchmark holdings in Pepsi Bottling Group, software company Oracle, Verizon Communications, and Level 3 Communications. Underweight holdings that included Tyco International and health care company Baxter Interna-tional also detracted from performance versus the benchmark.

     Positive contributions to relative performance came from such holdings as software company Symantec, HMO Aetna, accessories retailer Coach, and auto safety company Autoliv. Below-benchmark weightings in companies such as SBC Communications and Time Warner also boosted returns.

     The fund had 3.52% of its net assets in foreign securities as of December 31, 2003. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuations and political and economic changes.)

10     2003 Annual Report TIAA-CREF Mutual Funds

Growth & Income Fund   Large Cap, Dividend-Paying Stocks

PERFORMANCE

Investment Objective
Seeks a favorable long-term return through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks

$10,000 Since 9/2/1997 Inception

Performance as of 12/31/2003

	Average Annual Compound			Cumulative Rates
	Rates of Total Return[1]			of Total Return[1]
			since		since
	1 year	5 years	inception[2]	5 years	inception[2]

Growth & Income Fund	25.83%	–0.87%	4.89%	–4.27%	35.39%
Benchmark:
S&P 500® Index	28.68	–0.57	4.92	–2.82	35.58
Peer group:
Morningstar Large Blend	26.72	–0.43	3.81	–2.13	28.17

1     Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund's recent performance may differ from the figures shown above. For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200.

2     Inception date of the Growth & Income Fund was 9/2/1997.

________________

 Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

TIAA-CREF Mutual Funds 2003 Annual Report     11

Growth & Income Fund   Large Cap, Dividend-Paying Stocks

PROFILE

Ten Largest Holdings (as of 12/31/2003)

Percent of
Company	Net Assets

ExxonMobil Corp	3.95
Citigroup, Inc	3.77
Microsoft Corp	3.20
Procter & Gamble Co	2.75
Int’l Business Machines Corp	2.21
Pfizer, Inc	2.18
Cisco Systems, Inc	2.10
Fannie Mae	2.06
PepsiCo, Inc	2.03
American Express Co	1.88

Total	26.13

Fund Facts

Inception Date	9/2/1997
Net Assets (12/31/2003)	$441.44 million
2003 Actual Expense Charge	0.43%

The Fund’s Benchmark
The S&P 500® Index tracks the stocks of the 500 largest companies in the United States, in terms of market capitalization. The index is weighted, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole.

In selecting stocks to overweight in this portfolio, the fund’s managers look for stocks that are well priced, show growth potential, and provide a stream of dividend income.

12     2003 Annual Report TIAA-CREF Mutual Funds

Equity Index Fund   U.S. Stocks

DISCUSSION

Performance in the Twelve Months
Ended December 31, 2003
The Equity Index Fund gained 30.67% for the year, closely tracking the 31.06% return of its benchmark, the Russell 3000® Index, but surpassing the 26.72% average return of similar funds, as measured by the Morningstar Large Blend category.

After a Slow Start, Stocks Surge
Stock prices lost ground in the first quarter, when the Russell 3000 declined 3.04%, but the index jumped 16.24% in the second quarter—its largest quarterly advance since 1998—and rose another 3.43%
in the third quarter.

     At the end of September, some market observers worried that investor confidence might be shaken by the numerous scandals in the mutual fund industry. There was also concern that stocks had risen too quickly, making a correction seem possible. Both fears turned out to be unfounded. While investors did pull money out of the fund families that were tarred by the scandals, the benchmark gained an additional 12.43% in the fourth quarter, ending three consecutive years of negative returns in the U.S. equity market.

Small Caps Lead the Way
Within the benchmark Russell 3000, every industry segment shared in the year’s advance, with gains ranging from 17.30% in the utilities sector to 50.00% among technology stocks. Investors, however, showed a clear preference for small caps: the Russell 2000® Index, which tracks the 2,000 smallest companies in the Russell 3000, gained a record 47.25%. Mid-cap stocks also performed superbly, gaining 40.06%, as measured by the Russell Midcap® Index. (Small- and mid-cap stocks have limited marketability and may be subject to more abrupt or erratic movements than large-cap stocks.) The predominantly large-cap Russell 1000® Index returned 29.89%. There was little difference between growth and value issues, with the Russell 3000 Value Index up 31.14% and the Russell 3000 Growth Index just behind it with a 30.97% return.

     An indexed portfolio seeks to match the risk/return profile of its benchmark in order to produce an equivalent return. Differences between the return of the portfolio and that of the benchmark are caused by the deviations in their respective compositions during the period, some of which are the inevitable result of the fund’s cash flows. The return of the fund is determined by the performance of the portfolio minus an expense charge, which the return of the benchmark does not include.

TIAA-CREF Mutual Funds 2003 Annual Report     13

Equity Index Fund   U.S. Stocks

PERFORMANCE

Investment Objective
Seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index

$10,000 Since 4/3/2000 Inception

Performance as of 12/31/2003

	Average Annual Compound		Cumulative Rates
	Rates of Total Return[1]		of Total Return[1]
		since	since
	1 year	inception[2]	inception[2]

Equity Index Fund	30.67%	–5.64%	–19.58%
Benchmark:
Russell 3000® Index[3]	31.06	–5.59	–19.43
Peer group:
Morningstar Large Blend	26.72	-6.04	–20.02

1     Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund's recent performance may differ from the figures shown above. For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200.

2     Inception date of the Equity Index Fund was 4/3/2000.

3     Russell 3000 is a trademark and service mark of the Frank Russell Company.

14     2003 Annual Report TIAA-CREF Mutual Funds

Equity Index Fund   U.S. Stocks

PROFILE

Ten Largest Holdings (as of 12/31/2003)

Percent of
Company	Net Assets

General Electric Co	2.60
Pfizer, Inc	2.35
ExxonMobil Corp	2.31
Citigroup, Inc	2.11
Microsoft Corp	2.08
Intel Corp	1.77
Cisco Systems, Inc	1.44
Johnson & Johnson	1.29
American Int’l Group, Inc	1.28
Int’l Business Machines Corp	1.27

Total	18.50

Fund Facts

Inception Date	4/3/2000
Net Assets (12/31/2003)	$338.19 million
2003 Actual Expense Charge	0.26%

The Fund’s Benchmark
The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the publicly traded U.S. equity market. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole.

This fund uses an index strategy exclusively. Many of our other equity funds use active stock selection along with quantitative techniques to control risk.

TIAA-CREF Mutual Funds 2003 Annual Report     15

Social Choice Equity Fund   Socially Screened Stocks

DISCUSSION

Performance in the Twelve Months
Ended December 31, 2003

The Social Choice Equity Fund returned 29.87% for the year, compared with the 31.06% return of its benchmark, the Russell 3000® Index. It strongly outperformed the 26.72% average return of similar funds, as measured by the Morningstar Large Blend category. Neither the benchmark nor the Morningstar category screens investments for social criteria.

Excluded Stocks Affect Performance
The fund’s social screens helped its performance relative to the Russell 3000 by excluding several stocks that significantly underperformed the index. These stocks included Pfizer, Wal-Mart, and ExxonMobil. The positive effects of the screens were more than offset by the screens’ exclusion of several well-performing stocks. Among these were Citigroup and Genentech, which is owned by Roche Holdings.

Managing Risk
Because the social screens prevent the fund’s owning some of the stocks in the Russell 3000 Index, the fund’s managers use statistical techniques to ensure that the risk characteristics of the portfolio closely resemble those of the index. The result was overweight holdings, relative to the benchmark, in several stocks that underperformed the index and detracted from relative performance, including Merck and Johnson & Johnson. The negative effects of these holdings were partly offset by positions in such stocks as Intel and FleetBoston, which outperformed the index and enhanced relative performance. (Note: Because its social criteria exclude some investments, the fund may not be able to take advantage of the same opportunities or market trends as do funds that do not use such criteria.)

16     2003 Annual Report TIAA-CREF Mutual Funds

Social Choice Equity Fund   Socially Screened Stocks

PERFORMANCE

Investment Objective
Seeks a favorable long-term rate of return that tracks the investment performance of the U.S. stock market while giving special consideration to certain social criteria. Investments must pass multiple social screens.

$10,000 Since 4/3/2000 Inception

Performance as of 12/31/2003

	Average Annual Compound		Cumulative Rates
	Rates of Total Return[1]		of Total Return[1]
		since	since
	1 year	inception[2]	inception[2]

Social Choice Equity Fund	29.87%	–5.33%	–18.60%
Benchmark:
Russell 3000® Index[3]	31.06	–5.59	–19.43
Peer group:
Morningstar Large Blend	26.72	–6.04	–20.02

1     Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund's recent performance may differ from the figures shown above. For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200.

2     Inception date of the Social Choice Equity Fund was 4/3/2000.

3     Russell 3000 is a trademark and a service mark of the Frank Russell Company.

TIAA-CREF Mutual Funds 2003 Annual Report     17

Social Choice Equity Fund   Socially Screened Stocks

PROFILE

Ten Largest Holdings (as of 12/31/2003)
Percent of
Company	Net Assets

Microsoft Corp	2.57
Johnson & Johnson	2.28
Intel Corp	2.27
Procter & Gamble Co	2.14
American Int’l Group, Inc	2.09
Int’l Business Machines Corp	1.96
Bank of America Corp	1.88
Cisco Systems, Inc	1.77
Merck & Co, Inc	1.68
Wells Fargo & Co	1.67

Total	20.31

Fund Facts

Inception Date	4/3/2000
Net Assets (12/31/2003)	$70.19 million
2003 Actual Expense Charge	0.27%

The Fund’s Benchmark
The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the publicly traded U.S. equity market. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole.

This portfolio’s investments must pass two kinds of social screens. The first kind excludes companies whose revenues are derived from alcohol, tobacco, gambling, weapons production, or nuclear power. Remain- ing companies are then evaluated and selected based on such criteria as respect for the environment, diversity, charitable giving, fair labor and governance practice, and other issues.

18     2003 Annual Report TIAA-CREF Mutual Funds

Managed Allocation Fund   Stocks and Bonds

DISCUSSION

Performance in the Twelve Months
Ended December 31, 2003

The Managed Allocation Fund posted a return of 22.45% for the year, outperforming the 21.18% return for its benchmark, the Managed Allocation Composite Index. On May 1, 2003, the Russell 3000® Index replaced the S&P 500® Index as the domestic stock component of the Composite Index. The average return for similar funds for the year was 20.06%, as measured by the Morningstar Moderate Allocation category.

Strong Underlying Fund Performance
During the year, there were no changes in the fund’s 60%/40% target allocation ratio of equity to fixed-income investments. However, on May 5, 2003, we reallocated a portion of the fund’s domestic equity exposure by replacing the Growth & Income Fund with investments in the Large-Cap Value and Small-Cap Equity Funds that are offered through the Retail Class of the TIAA-CREF Institutional Mutual Funds. The Growth Equity Fund continues to constitute the substantial remainder of the fund’s domestic equity component.

     The fund’s performance exceeded its benchmark’s largely because of continued strong relative performance by the Bond Plus Fund and successful stock selections by the Large-Cap Value Fund and the International Equity Fund. A slight tilt toward equities despite frequent rebalancing also boosted performance. These positive contributions more than offset the relative underperformance of the Growth Equity and Equity Index Funds.

     The fund’s asset allocation at year’s end, shown in the Asset Allocation table following, differed slightly from the current target allocation because of fluctuations in the value of the securities in which the funds invest.

TIAA-CREF Mutual Funds 2003 Annual Report     19

Managed Allocation Fund   Stocks and Bonds

PERFORMANCE

Investment Objective
Seeks a return that reflects the broad investment performance of the financial markets through capital appreciation and investment income

$10,000 Since 9/2/1997 Inception

The Managed Allocation Composite benchmark in the Performance Table differs from the returns listed for the same benchmark in the chart showing returns for a $10,000 hypothetical investment. The benchmark return since inception is 42.24% versus 45.82% in the $10,000 hypothetical chart. The difference is due to how the benchmark is calculated in linking returns for the $10,000 calculation.

Performance as of 12/31/2003

	Average Annual Compound			Cumulative Rates
	Rates of Total Return[1]			of Total Return[1]
			since		since
	1 year	5 years	inception[2]	5 years	inception[2]

Managed Allocation Fund	22.45%	2.20%	5.74%	11.52%	42.49%
Benchmarks:
Fund Composite Index (new)[3]	21.18	3.01	5.71	16.01	42.24
Fund Composite Index (old)[4]	20.04	2.61	5.65	13.76	41.67
Peer group:
Morningstar Moderate Allocation	20.06	2.48	4.74	13.02	35.15

1     Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund's recent performance may differ from the figures shown above. For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200.

2     Inception date of the Managed Allocation Fund was 9/2/97.

3 Current Composite Index: 48% Russell 3000® Index; 40% Lehman Brothers Aggregate Bond Index; 12% Morgan Stanley EAFE® Index. (Russell 3000 is a trademark and a service mark of the Frank Russell Company.)

4 Prior to 5/1/2003, the Composite Index was: 48% S&P 500® Index; 40% Lehman Brothers Aggregate Bond Index; 12% Morgan Stanley EAFE Index.

______________________
 Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.

20     2003 Annual Report TIAA-CREF Mutual Funds

Managed Allocation Fund   Stocks and Bonds

PROFILE

Asset Allocation (as of 12/31/2003)

Percent of
Fund	Net Assets

Bond Plus Fund	34.2
Institutional Large-Cap Value Fund	22.6
Growth Equity Fund	21.2
International Equity Fund	11.9
Institutional Small-Cap Equity Fund	3.5
High-Yield Bond Fund	2.8
Equity Index Fund	1.2
Short-Term Bond Fund	1.2
Institutional Real Estate Securities Fund	1.0
Money Market Fund	0.3
Short-Term Investments	0.1*

Total	100.0

* Percent is based on cash available minus $0.5 million after adjustment is made for committed cash.

Fund Facts

Inception Date	9/2/1997
Net Assets (12/31/2003)	$397.99 million
2003 Actual Expense Charge	0.39%

Deciding how to allocate funds among different kinds of investments is a challenging task. This fund gives investors the opportunity to have professional money managers make those choices for them.

The Fund’s Benchmark
The fund’s benchmark is a composite index, a weighted average of the benchmarks of the individual funds that the Managed Allocation Fund invests in. Therefore, the effect of a given benchmark on the return of the composite index depends on the weighting of that fund in the portfolio.

About the Fund’s Expenses
The Managed Allocation Fund operates at a zero expense ratio because the fund advisor does not receive a management fee for its services to the fund and has agreed to be responsible for providing the services reasonably necessary for the ordinary operations of the fund. Shareholders indirectly bear their pro rata share of the fees and expenses of the funds in which the Managed Allocation Fund invests. Based on the fund’s allocations during 2003, the expense ratio was 0.39% for the year.

TIAA-CREF Mutual Funds 2003 Annual Report     21

High-Yield Bond Fund   High-Yield Bonds

DISCUSSION

Performance in the Twelve Months
Ended December 31, 2003

The High-Yield Bond Fund returned 23.24% for the year, outperforming the 22.78% return of its benchmark, the Merrill Lynch BB/B Cash Pay Issuer Constrained Index, and underperforming the 24.07% average return of similar funds, as measured by the Morningstar High-Yield Bond category.

     It was a strong year for the fund and for the high-yield bond market as a whole. Given investors’ overall confidence in the economy, their search for yield, and their quest for a relatively safe haven from rising interest rates, there was a strong demand for the high-yield bond asset class throughout the year. (Please note that high-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. Investing in non-investment-grade securities presents special risks, including significantly higher credit risk.)

     High-yield bond mutual funds had record inflows in 2003, totaling $32.79 billion. Record demand for high-yield bonds in the year was met with record supply, with $141 billion of high-yield bonds issued. Capital expenditures by corporations remained relatively low, and there was limited leveraged buy-out activity. The primary reason companies issued high-yield bonds during 2003 was to refinance debt, with companies that were closest to defaulting on their existing debt benefiting most from this ability. This availability of capital for distressed companies was a significant factor in the decline in the high-yield bond default rate from 7.3% at the end of 2002 to 5.4% at the close of 2003, according to Moody’s.

The Market Rewards Risk

The best returns were provided by the riskier end of the market, e.g., B- and C-rated securities, with C-rated securities delivering a 53.96% return. Among the industry sectors, those industries with the most distressed debt at the beginning of the year, such as electric utilities and power generators, gas pipelines, and cable television, led the market higher in 2003. A primary factor in the fund’s outperforming the benchmark was an overweight position relative to the benchmark in cable television, including holdings in Adelphia Communications, Charter Communications, and Insight Communications. Other significant positive factors in the fund’s perfor-mance included holdings in Advanstar, EMI Group, Mail-Well, and Von Hoffman. Factors that detracted from the fund’s performance during the year included an underweight portfolio position in the hotel industry and underperforming company selections in the portfolio’s health care sector.

22     2003 Annual Report TIAA-CREF Mutual Funds

High-Yield Bond Fund High-Yield Bonds

PERFORMANCE

Investment Objective

Seeks high current income and, when consistent with its primary objective, capital appreciation

$10,000 Since 4/3/2000 Inception

Performance as of 12/31/2003

	Average Annual Compound		Cumulative Rates
	Rates of Total Return[1]		of Total Return[1]
		since	since
	1 year	inception[2]	inception[2]

High-Yield Bond Fund	23.24%	8.14%	34.14%
Benchmarks:
Merrill Lynch BB/B Cash Pay
Issuer Constrained Index	22.78	7.64	31.84
Merrill Lynch BB/B Cash Pay Index[3]	22.85	7.05	29.14
Peer group:
Morningstar High-Yield Bond	24.07	4.35	18.14

1     Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund's recent performance may differ from the figures shown above. For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200.

2     Inception date of the High-Yield Bond Fund was 4/3/2000.

3     This was the fund’s benchmark through 12/31/2002.

TIAA-CREF Mutual Funds 2003 Annual Report     23

High-Yield Bond Fund    High-Yield Bonds

PROFILE

Credit Quality of Portfolio Assets (as of 12/31/03)

Percent of
Rating	Portfolio

Money market instruments (not rated)	2.9
Bonds
Baa/BBB	1.7
Ba/BB	35.9
B/B	55.7
Below B/B	3.3
Not Rated	0.5

Total	100.0

Fund Facts
Inception Date	4/3/2000
Net Assets (12/31/2003)	$228.32 million
2003 Actual Expense Charge	0.34%

The Fund’s Benchmark

The Merrill Lynch BB/B Cash Pay Issuer Constrained Index tracks the performance of bond securities that pay interest in cash and have a credit rating of BB or B. Merrill Lynch uses a composite of Moody’s and Standard and Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest promptly, or to repay principal in full. The index is weighted by market capitalization, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

One of the ways the fund’s managers control risk is to ensure that the fund’s holdings are diversified by industry, geographic region, maturity date, duration, and credit quality.

24     2003 Annual Report TIAA-CREF Mutual Funds

Short-Term Bond Fund     Short-Term Bonds

DISCUSSION

Performance in the Twelve Months
Ended December 31, 2003

The Short-Term Bond Fund returned 3.51% for the year, outpacing the 3.35% return of its benchmark, the Lehman Brothers U.S. Government/ Credit 1-5 Year Index, and the 2.39% average return of similar funds, as measured by the Morningstar Short-Term Bond category.

     During 2003, stocks outperformed fixed-income investments for the first time since 1999. The year began with rising international tensions and concerns about deflation; economic growth prospects seemed weak. However, as the year unfolded, deflation worries subsided, economic prospects brightened, and interest rates rose modestly. The yield on the two-year U.S. Treasury note was 1.82% at year-end—an increase of 0.22 percentage points during the 12–month period.

Corporate Bonds Lead the Market

The corporate sector was the star performer in the bond market during 2003. Lower-quality bonds (triple-B-rated) posted higher returns than top-rated corporate debt (double-A), as investors continued to purchase the highest-yielding securities and companies’ bottom-line results improved. U.S. Treasury inflation-protected securities (TIPS) posted another year of solid performance, primarily because of increased demand from investors new to the asset class and because of concerns that inflation would increase as economic growth accelerated.

Maintaining Credit Quality

The fund outpaced its benchmark on the strength of successful allocations among different kinds of bonds. Throughout the year, it maintained a modest overweight in corporate securities focused primarily in the automotive, telecom, cable, and utilities sectors. Additional contributions to performance came from the fund’s substantial holdings in TIPS during the first quarter. (These are not included in the benchmark.)

TIAA-CREF Mutual Funds 2003 Annual Report    25

Short-Term Bond Fund     Short-Term Bonds

PERFORMANCE

Investment Objective

Seeks high current income consistent with preservation of capital

$10,000 Since 4/3/2000 Inception

Performance as of 12/31/2003

	Average Annual Compound Rates of Total Return[1]		Cumulative Rates of Total Return[1]
		since	since
	1 year	inception[2]	inception[2]

Short-Term Bond Fund	3.51%	7.52%	31.29%

Benchmark
Lehman Brothers U.S. Govt./
Credit 1-5 Year Index	3.35	7.46	31.02

Peer group:
Morningstar Short-Term Bond	2.39	5.71	23.19

1     Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund's recent performance may differ from the figures shown above. For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200.

2     Inception date of the Short-Term Bond Fund was 4/3/2000.

_________

 The fund is not insured or guaranteed by any U.S. government agency.

26     2003 Annual Report TIAA-CREF Mutual Funds

Short-Term Bond Fund     Short-Term Bonds

PROFILE

Short-Term Credit Quality of Portfolio Assets (as of12/31/03)

Percent of
Type of Asset	Portfolio

Money market instruments (not rated)	3.7
U.S. Treasury and agency securities	62.3
Asset-backed securities	0.3
Mortgage-backed securities	1.0
Corporate bonds
Aaa/AAA	1.9
Aa/AA	7.3
A/A	12.4
Baa/BBB	11.1

Total	100.0

Fund Facts

Inception Date	4/3/2000
Net Assets (12/31/2003)	$211.08 million
2003 Actual Expense Charge	0.30%

The Fund’s Benchmark

The Lehman Brothers U.S. Govt./Credit 1-5 Year Index tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1-5 year maturities.

While short-term bond funds generally produce lower yields than the overall bond market, their returns are less affected by changes in interest rates.

TIAA-CREF Mutual Funds 2003 Annual Report     27

Tax-Exempt Bond Fund   Tax-Exempt Bonds

DISCUSSION

Performance in the Twelve Months
Ended December 31, 2003

The Tax-Exempt Bond Fund returned 5.87%, outperforming the 5.70% return of its benchmark, the Lehman Brothers 10-Year Municipal Bond Index, and substantially outperforming the 4.88% average return of similar funds, as measured by the Morningstar Municipal National Long category.

     During 2003, an improving economy and rising longer-term interest rates led to weaker performance in the municipal bond market than in 2002, but rates of return still compared favorably to those of U.S. Treasury securities. Municipal bond yields declined over the year, and Treasury yields rose. Since declining yields produce higher prices for bonds, this allowed municipals to outperform their taxable counterparts. Overall, long-term interest rates hit bottom in June, but they increased sharply when expected actions by the Fed to keep rates low did not materialize and economic data began to improve. The yield on triple-A-rated 30-year General Obligation bonds, which is considered to be a barometer of the market for municipal bonds, hit a low of 4.20% in June and rose to a high of 5.09% in August; it finished the year at 4.63%.

A Record Year for Munis

Issues in the municipal market set a new record of over $382 billion during 2003, the highest amount ever and a 6.7% increase over 2002. Despite rating downgrades for several major issuers, including California and Michigan, the state sector remained the most creditworthy sector, with approximately 90% of U.S. states carrying credit ratings in Standard & Poor’s two highest rating categories of AA or AAA. Although the first half of the year saw a net positive inflow into municipal bond funds, by year’s end there had been a net outflow of more than $7 billion compared with December 2002.

     The strong relative performance of the fund over the year resulted in part from its positions in issuers such as Texas, New York, Puerto Rico, and Pennsylvania, which have income tax structures or other qualities that often lead them to be traded above or below prevailing general market levels. We believe the fund is well positioned overall, with substantial holdings of non-call, longer-duration bonds that perform very well in a rising market, as well as a core holding of bonds designed to hold their value in a declining market.

28     2003 Annual Report TIAA-CREF Mutual Funds

Tax-Exempt Bond Fund   Tax-Exempt Bonds

PERFORMANCE

Investment Objective

Seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital

$10,000 Since 4/3/2000 Inception

Performance as of 12/31/2003

	Average Annual Compound		Cumulative Rates
	Rates of Total Return[1]		of Total Return[1]
		since	since
	1 year	inception[2]	inception[2]

Tax-Exempt Bond Fund	5.87%	7.81%	32.59%
Benchmark:
Lehman Brothers 10-Year
Municipal Bond Index	5.70	7.65	31.87

Peer group:
Morningstar Muni National Long	4.88	6.66	27.35

1     Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund's recent performance may differ from the figures shown above. For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200.

2     Inception date of the Tax-Exempt Bond Fund was 4/3/2000.

     The fund is not insured or guaranteed by any U.S. government agency.

_________

TIAA-CREF Mutual Funds 2003 Annual Report

TIAA-CREF Mutual Funds 2003 Annual Report     29

Tax-Exempt Bond Fund    Tax-Exempt Bonds

PROFILE

Credit Quality of Portfolio Assets (as of 12/31/03)

Percent of
Rating	Portfolio

Money market instruments (not rated)	0.5
Long-term municipal bonds
Aaa/AAA	43.7
Aa/AA	15.0
A/A	23.8
Baa/BBB	15.0
B/B	0.5
Not Rated	1.5

Total	100.0

Fund Facts

Inception Date	4/3/2000
Net Assets (12/31/2003)	$168.38 million
2003 Actual Expense Charge	0.30%

The Fund’s Benchmark

The Lehman Brothers 10-Year Municipal Bond Index tracks the performance of long-term, tax-exempt bonds. These bonds must have a minimum credit rating of Baa and an outstanding par value of at least $5 million, and be issued as part of a transaction of at least $50 million. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole.

This fund may not be an appropriate investment for use in a tax-favored product such as IRAs or by investors who are in a low tax bracket.

30     2003 Annual Report TIAA-CREF Mutual Funds

Bond Plus Fund   Intermediate-Term Bonds

DISCUSSION

Performance in the Twelve Months
Ended December 31, 2003

The Bond Plus Fund returned 4.38% for the year, outpacing the 4.10% return of its benchmark, the Lehman Brothers Aggregate Bond Index, but trailing the 4.92% average return of similar funds, measured by the Morningstar Intermediate-Term Bond category.

     During 2003, stocks outperformed fixed-income investments for the first time since 1999. The year began with rising international tensions and concerns about deflation; economic growth prospects seemed weak. However, as the year unfolded, deflation worries subsided, economic prospects brightened, and longer-term interest rates rose modestly. The yield on the five-year U.S. Treasury note was 3.25% at year-end—an increase of about half a percentage point during the 12–month period.

Corporate Bonds Lead the Market

The corporate sector was the star performer in the bond market during 2003. Lower-quality bonds (triple-B-rated) posted higher returns than top-rated corporate debt, as investors continued to purchase the highest-yielding securities and companies’ bottom-line results improved. U.S. Treasury inflation-protected securities (TIPS) posted another year of solid performance, primarily because of increased demand from investors new to the asset class and because of concerns that inflation would increase as economic growth accelerated.

Maintaining Credit Quality

The fund outpaced its benchmark on the strength of successful allocations among different kinds of bonds. In order to preserve the fund’s creditworthiness, we did not overweight high-yield bonds. Throughout the year, the fund maintained a modest overweight in corporate securities, focused primarily in the automotive, telecom, cable, and utilities sectors. Additional contributions to performance came from the fund’s substantial holdings in TIPS during the first quarter. (These are not included in the benchmark.) Perfor-mance was also boosted by an overweight position, during the first half of the year, in mortgage-backed securities. With interest rates stable, these did well because investors favored higher-yielding liquid assets while international tensions were high and deflation seemed a threat.

     The fund’s option-adjusted duration was 4.62 years as of December 31, 2003, versus 4.50 for the benchmark. Keeping the duration of the fund’s holdings close to that of the benchmark helps mitigate risk by ensuring that the fund’s performance closely tracks that of the index.

TIAA-CREF Mutual Funds 2003 Annual Report     31

Bond Plus Fund    Intermediate-Term Bonds

PERFORMANCE

Investment Objective

Seeks a favorable long-term return, primarily through high current income consistent with preserving capital

$10,000 Since 9/2/1997 Inception

Performance as of 12/31/2003

	Average Annual Compound			Cumulative Rates
	Rates of Total Return[1]			of Total Return[1]
			since		since
	1 year	5 years	inception[2]	5 years	inception[2]

Bond Plus Fund	4.38%	6.63%	7.37%	37.90%	56.99%

Benchmark:
Lehman Brothers
Aggregate Bond Index	4.10	6.62	7.31	37.80	56.46

Peer group:
Morningstar
Intermediate-Term Bond	4.92	5.67	6.23	31.72	46.80

1     Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund's recent performance may differ from the figures shown above. For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200.

2     Inception date of the Bond Plus Fund was 9/2/1997.

__________

The fund is not insured or guaranteed by any U.S. government agency.

32     2003 Annual Report TIAA-CREF Mutual Funds

Bond Plus Fund    Intermediate-Term Bonds

PROFILE

Holdings by Market Sector (as of 12/31/2003)

Mortgage-backed securities*	36%
U.S. government securities	35
Corporate bonds	25
Money market instruments	2
Yankees**	2

Total	100

   * Includes government-backed, private-label, and asset- backed securities

** Foreign government and corporate bonds denominated in U.S. dollars

Fund Facts

Inception Date	9/2/1997
Net Assets (12/31/2003)	$426.44 million
2003 Actual Expense Charge	0.30%

Bond prices and interest rates move in opposite directions. Therefore, as interest rates rise, the value of a bond fund declines and vice versa.

Risk Characteristics*: Bond Plus vs. Benchmark (as of 12/31/2003)
		Option-Adjusted
	Average Maturity	Duration
	(In Years)	(In Years)

Bond Plus	6.60	4.62
Lehman Brothers
Aggregate
Bond Index	7.57	4.50

* As calculated using an analytical model developed by CMS Bond Edge, a widely recognized risk analytic software package

About Duration

Duration indicates the sensitivity of a bond to changes in interest rates and is measured in years: the lower the duration, the lower the bond's potential volatility. In order to minimize risk, we seek to keep the fund's average duration similar to the benchmark's.

The Fund’s Benchmark

The Lehman Brothers Aggregate Bond Index tracks the performance of the U.S. investment-grade fixed-rate bond market, including government and agency securities, corporate bonds, and mortgage-backed and asset-backed securities.

TIAA-CREF Mutual Funds 2003 Annual Report     33

Money Market Fund    Cash Equivalents

DISCUSSION

Performance in the Twelve Months
Ended December 31, 2003

The Money Market Fund returned 0.93% for the year, outperforming the 0.63% return of its benchmark, the iMoneyNet Money Fund Report AveragesTM—All Taxable.

     The year began with historically low short-term interest rates and the federal funds rate at a record low of 1.25%. With economic growth lagging, there was the fear that the Federal Reserve would cut the rate to 0.75%. The expected cut came in June, but only as far as 1.00%, where the rate remained through the end of the year. These very low short-term interest rates, accompanied by very low rates in the short-term corporate debt market, depressed returns throughout the money market universe.

Added Value from Asset Allocations

Over the course of the year, the fund’s asset allocation was adjusted to reflect our continuing reassessment of the short-term credit market. Holdings in commercial paper were reduced from 89% at the end of 2002 to 81% at the close of 2003.

     Holdings of U.S. government and agency securities were boosted from 6% to 10%, and bank obligations were increased from 2% to 7%. Floating-rate securities were reduced from 3% to 2%. Together, these asset allocations enabled the fund to outpace its benchmark.

     During 2003, the fund’s weighted average maturity varied from 45 days to 68 days, reflecting the objective of maintaining an average maturity similar to that of the benchmark. (“Weighted” means that larger holdings have a greater effect on the average.) At year-end, the fund’s weighted average maturity was 59 days, while the benchmark’s was 56 days.

34     2003 Annual Report TIAA-CREF Mutual Funds

Money Market Fund   Cash Equivalents

PERFORMANCE

Investment Objective

Seeks high current income consistent with maintaining liquidity and preserving capital

$10,000 Since 9/2/1997 Inception

Net Annualized Yield (for the 7 days ending 12/29/2003)

	Current Yield	Effective Yield

Money Market Fund	0.83%	0.84%

iMoneyNet Money Fund
Report AveragesTM—
All Taxable	0.53%	0.53%

Average Maturity (as of 12/29/2003)

Days

Money Market Fund	59

iMoneyNet Money Fund
Report Averages—All Taxable	56

Performance as of 12/31/2003

	Average Annual Compound			Cumulative Rates
	Rates of Total Return[1]			of Total Return[1]
			since		since
	1 year	5 years	inception[2]	5 years	inception[2]

Money Market Fund	0.93%	3.58%	3.98%	19.26%	28.03%

Benchmark:
iMoneyNet Money Fund
Report Averages—All Taxable	0.63	3.22	3.61	17.05	25.03

1     Past performance of the fund should not be taken as a guarantee of the same returns in the future. Returns will fluctuate, as will the value of investment principal. Upon redemption, the shares you own may be worth more or less than their original value. Due to market volatility, the fund's recent performance may differ from the figures shown above. For current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org or call 800 223-1200.

2     Inception date of the Money Market Fund was 9/2/1997.

An investment in the TIAA-CREF Money Market Fund, as in the other TIAA-CREF Mutual Funds, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

TIAA-CREF Mutual Funds 2003 Annual Report     35

Money Market Fund   Cash Equivalents

PROFILE

Asset Allocation (as of 12/31/2003)

Percent of
Net Assets

Commercial paper and corporate notes	81
U.S. government and agency securities	10
Bank liabilities	7
Floating-rate securities	2

Total	100

Fund Facts

Inception Date	9/2/1997
Net Assets (12/31/2003)	$622.23 million
2003 Actual Expense Charge	0.29%

The Fund’s Benchmark

The iMoneyNet Money Fund Report AveragesTM—All Taxable category is a simple average of over 1,000 taxable money market funds.

This portfolio’s investments are highly responsive to changes in the rate of inflation because many of its holdings mature in 60 days or less.

36     2003 Annual Report TIAA-CREF Mutual Funds

Statement of Investments - International Equity Fund - December 31, 2003

Summary by Country
	VALUE	%

DOMESTIC
United States	$ 3,702,366	1.29%

TOTAL DOMESTIC	3,702,366	1.29

FOREIGN
Australia	14,656,088	5.12
Austria	2,224	0.00
China	634,604	0.22
Finland	8,140,700	2.84
France	16,706,367	5.83
Germany	25,089,418	8.76
Greece	2,054,437	0.72
Hong Kong	3,569,789	1.25
Italy	3,881,615	1.36
Japan	60,557,730	21.15
Netherlands	13,823,326	4.83
New Zealand	956,953	0.33
Portugal	110,460	0.04
Singapore	1,011,932	0.35
Spain	7,841,831	2.74
Sweden	7,972,167	2.79
Switzerland	45,456,656	15.88
Taiwan	1,579,663	0.55
United Kingdom	68,583,939	23.95

TOTAL FOREIGN	282,629,899	98.71

TOTAL PORTFOLIO	$286,332,265	100.00%

Summary by Industry

	VALUE	%

BONDS
CORPORATE BONDS
INSURANCE CARRIERS	$ 17,224	0.01%

TOTAL CORPORATE BONDS
(Cost $12,724)	17,224	0.01

PREFERRED STOCK
PRINTING AND PUBLISHING	576,691	0.20

TOTAL PREFERRED STOCK (Cost $479,856)	576,691	0.20

COMMON STOCK
Apparel and Other Textile Products	238,611	0.08
Building Materials and Garden Supplies	2,935,510	1.02
Business Services	22,761,700	7.94
Chemicals and Allied Products	36,502,669	12.73
Coal Mining	634,604	0.22
Communications	15,003,065	5.23
Depository Institutions	37,657,158	13.13
Electric, Gas, and Sanitary Services	14,931,724	5.21

Electronic and Other Electric Equipment	$ 22,181,169	7.74%
Engineering and Management Services	3,698,574	1.29
Fabricated Metal Products	5,104,645	1.78
Food and Kindred Products	8,028,776	2.80
Food Stores	5,336,270	1.86
Furniture and Homefurnishings Stores	464,141	0.16
General Building Contractors	781,506	0.27
General Merchandise Stores	288,966	0.10
Heavy Construction, Except Building	6,653,481	2.32
Holding and Other Investment Offices	11,441,365	3.99
Industrial Machinery and Equipment	6,479,870	2.26
Instruments and Related Products	8,404,980	2.93
Insurance Carriers	12,109,794	4.22
Leather and Leather Products	376,752	0.13
Local and Interurban Passenger Transit	722,068	0.25
Lumber and Wood Products	144,611	0.05
Metal Mining	3,317,132	1.16
Miscellaneous Manufacturing Industries	317,477	0.11
Miscellaneous Retail	289,652	0.10
Nondepository Institutions	5,283,709	1.84
Nonmetallic Minerals, Except Fuels	32,248	0.01
Oil and Gas Extraction	3,117,466	1.09
Paper and Allied Products	1,385,341	0.48
Petroleum and Coal Products	12,943,142	4.52
Primary Metal Industries	2,095,165	0.73
Printing and Publishing	3,166,223	1.10
Railroad Transportation	1,041,213	0.36
Real Estate	1,962,802	0.68
Rubber and Miscellaneous Plastic Products	551,283	0.19
Security and Commodity Brokers	9,265,553	3.23
Special Trade Contractors	116,637	0.04
Stone, Clay, and Glass Products	213,493	0.08
Textile Mill Products	251,320	0.09
Tobacco Products	161,146	0.06
Transportation By Air	134,674	0.05
Transportation Equipment	5,758,725	2.01
Trucking and Warehousing	282,616	0.10
Water Transportation	410,358	0.14
Wholesale Trade-Durable Goods	621,898	0.22
Wholesale Trade-Nondurable Goods	8,817,138	3.08

TOTAL COMMON STOCK
(Cost $239,215,146)	284,418,420	99.18

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 37

Statement of Investments - International Equity Fund - December 31, 2003

	VALUE	%

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	$ 1,319,930	0.46%

TOTAL SHORT TERM INVESTMENTS
(Cost $1,319,849)	1,319,930	0.46

TOTAL PORTFOLIO
(Cost $241,027,575)	286,332,265	99.85
OTHER ASSETS & LIABILITIES, NET	437,367	0.15

NET ASSETS	$286,769,632	100.00%

PRINCIPAL			VALUE

CORPORATE BONDS—0.01%
INSURANCE CARRIERS—0.01%
$854	*	AXA 0.009%, 12/21/04	$ 17,224

		TOTAL INSURANCE
		CARRIERS	17,224

		TOTAL CORPORATE
		BONDS
		(Cost $12,724)	17,224

SHARES

PREFERRED STOCK—0.20%
PRINTING AND PUBLISHING—0.20%
76,540		News Corp Ltd	576,691

		TOTAL PRINTING AND
		PUBLISHING	576,691

		TOTAL
		PREFERRED STOCK (Cost $479,856)	576,691

COMMON STOCK—99.18%
APPAREL AND OTHER TEXTILE PRODUCTS—0.08%
24,000		Kuraray Co Ltd	202,445
74,000		Wing Tai Holdings Ltd	36,166

		TOTAL APPAREL AND OTHER
		TEXTILE PRODUCTS	238,611

BUILDING MATERIALS AND GARDEN SUPPLIES—1.02%
207,571		Wolseley plc	2,935,510

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	2,935,510

BUSINESS SERVICES—7.94%
64,352		Adecco S.A. (Regd)	4,136,636
5,200		Oracle Corp Japan	269,292

SHARES			VALUE

83,100		Public Power Corp	$ 2,054,437
19,214		SAP AG.	3,226,969
41,600		Seiko Epson Corp	1,940,842
8,291		SGS S.A.	5,202,196
4,800		Sumisho Lease Co Ltd	152,729
21,000		Tokyu Corp	107,773
30,000		Wharf Holdings Ltd	83,080
569,076		WPP Group plc	5,587,746

		TOTAL BUSINESS
		SERVICES	22,761,700

CHEMICALS AND ALLIED PRODUCTS—12.73%
28,197	*	Actelion NV	3,043,703
140,668		Akzo Nobel NV	5,429,409
60,000		Asahi Kasei Corp	325,837
24,931		AstraZeneca plc
		(United Kingdom)	1,196,091
6,000		Daiichi Pharmaceutical
		Co Ltd	108,109
13,000		Dainippon Ink &
		Chemicals, Inc	24,746
10,000		Denki Kagaku Kogyo KK	32,192
4,300		Givaudan S.A. (Regd)	2,232,141
186,275		GlaxoSmithKline plc	4,268,294
35,000		Kao Corp	711,953
8,000		Kyowa Hakko Kogyo Co Ltd	50,910
91,000		Mitsubishi Chemical Corp	236,904
13,000		Nippon Kayaku Co Ltd	64,412
11,000		Nippon Sanso Corp	46,496
160,945		Novartis AG. (Regd)	7,307,105
255,520		Reckitt Benckiser plc	5,781,782
29,000		Sankyo Co Ltd	545,255
10,000		Sekisui Chemical Co Ltd	50,947
22,485		Shin-Etsu Chemical Co Ltd	918,954
70,000		Shionogi & Co Ltd	1,303,723
18,000		Shiseido Co Ltd	218,849
39,000		Showa Denko KK	87,702
54,000		Sumitomo Bakelite Co Ltd	352,207
38,422		Takeda Chemical
		Industries Ltd	1,523,687
30,000		Teijin Ltd	88,178
70,000		Toray Industries, Inc	292,619
11,000		Tosoh Corp	36,745
7,200		Yamanouchi
		Pharmaceutical Co Ltd	223,719

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	36,502,669

COAL MINING—0.22%
240,920		Byd Co Ltd (H Shs)	634,604

		TOTAL COAL MINING	634,604

38 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - International Equity Fund - December 31, 2003

SHARES			VALUE

COMMUNICATIONS—5.23%
38,000		COMSYS Holdings Corp	$ 243,240
6,991	*	Deutsche Telekom AG.
		(Regd)	127,951
163,517	*	Ericsson (LM) (B Shs)	293,159
27,554	*	France Telecom S.A.	787,554
479		KDDI Corp	2,744,294
157		Nippon Telegraph &
		Telephone Corp	757,385
4,930		Nippon Television Network Corp	732,807
239		NTT Docomo, Inc	541,915
1,859		Societe Television
		Francaise 1 (T.F.1)	64,905
271,424		Telecom Corp of
		New Zealand Ltd	956,953
175,712		Telefonica S.A.	2,579,825
2,086,457		Vodafone Group plc	5,173,077

		TOTAL COMMUNICATIONS	15,003,065

DEPOSITORY INSTITUTIONS—13.13%
186,647		ABN Amro Holding NV	4,367,176
2,000	*	Ashikaga Financial
		Group, Inc	56
55,434		Australia & New Zealand
		Banking Group Ltd	738,436
7,442		Banca Fideuram S.p.A.	44,213
49,476		Banco Comercial Portugues
		S.A. (Regd)	110,460
444,273		Banco Santander Central
		Hispano S.A.	5,262,006
13,000		Bank Of Fukuoka Ltd	54,586
89,000		Bank Of Yokohama Ltd	413,567
29,876		Barclays plc	266,477
8,580	*	Bayerische Hypo-und
		Vereinsbank AG.	198,483
11,652		BNP Paribas	733,687
78,000		BOC Hong Kong
		Holdings Ltd	146,685
16,000		Chiba Bank Ltd	65,541
39,869	*	Commonwealth Bank of
		Australia	884,657
2,973		Credit Agricole S.A.	70,987
10,285		DBS Group Holdings Ltd	89,024
18		Erste Bank Der
		Oesterreichischen
		Sparkassen AG.	2,224
106,341		ForeningsSparbanken AB	2,091,261
9,000		Gunma Bank Ltd	40,226
78,957		Hang Seng Bank Ltd	1,037,356
257,000		Hokugin Financial
		Group, Inc	347,719
287,637		HSBC Holdings plc
		(United Kingdom)	4,520,943
17,000		Joyo Bank Ltd	55,519
150,000		Mitsubishi Securities
		Co Ltd	1,633,386
143		Mitsubishi Tokyo Financial
		Group, Inc	1,115,499
55,295		National Australia Bank Ltd	1,247,778
29,400		Oversea-Chinese Banking
		Corp Ltd	209,468
207,426		Royal Bank Of Scotland
		Group plc	6,111,992
32,000		Shizuoka Bank Ltd	236,484
1,011		Societe Generale (A Shs)	89,266
265,942		Standard Chartered plc	4,391,805
9,000		Sumitomo Trust &
		Banking Co Ltd	52,907
63		UFJ Holdings, Inc	302,743
45,000		United Overseas Bank Ltd	349,762
31,108		Westpac Banking Corp	374,779

		TOTAL DEPOSITORY
		INSTITUTIONS	37,657,158

ELECTRIC, GAS, AND SANITARY SERVICES—5.21%
34,900		Chubu Electric Power
		Co, Inc	727,830
45,500		CLP Holdings Ltd	216,845
122,803		E.ON AG.	8,014,404
35,000		Hong Kong Electric
		Holdings Ltd	138,402
18,700		Kansai Electric Power
		Co, Inc	327,691
25,200		Kyushu Electric Power
		Co, Inc	433,364
50,000		Osaka Gas Co Ltd	135,299
18,680		Puma AG. Rudolf
		Dassler Sport	3,298,684
10,800		Tohoku Electric Power
		Co, Inc	179,076
43,100		Tokyo Electric Power Co, Inc	945,087
63,000		Tokyo Gas Co Ltd	224,559
20,860		United Utilities plc (A Shs)	113,708
45		West Japan Railway Co	176,775

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	14,931,724

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—7.74%
12,615		Advantest Corp	1,000,537
5	*	ARM Holdings plc	12
135,787	*	ASML Holding NV	2,692,443
12,800		Hirose Electric Co Ltd	1,469,068
28,100		Kyocera Corp	1,872,110

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 39

Statement of Investments - International Equity Fund - December 31, 2003

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
68,000		Matsushita Electric
		Industrial Co Ltd	$ 940,338
26,000		Matsushita Electric
		Works Ltd	233,629
9,700		NEC Electronics Corp	709,602
12,000		Nippon Electric Glass
		Co Ltd	233,461
470,748		Nokia Oyj	8,140,700
37,000		Sanyo Electric Co Ltd	193,338
16,000		Sharp Corp	252,459
71,500		Sony Corp	2,475,180
15,000		Stanley Electric Co Ltd	290,426
844,560	*	Taiwan Semiconductor
		Manufacturing Co Ltd	1,579,663
4,615		Thomson	98,203

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	22,181,169

ENGINEERING AND MANAGEMENT SERVICES—1.29%
1,119,820		Michael Page
		International plc	3,698,574

		TOTAL ENGINEERING
		AND MANAGEMENT
		SERVICES	3,698,574

FABRICATED METAL PRODUCTS—1.78%
9,891		Geberit AG. (Regd)	4,862,525
52,000		NHK Spring Co Ltd	242,120

		TOTAL FABRICATED METAL
		PRODUCTS	5,104,645

FOOD AND KINDRED PRODUCTS—2.80%
94,000		Ajinomoto Co, Inc	1,081,478
25,300		Asahi Breweries Ltd	230,644
173,889		Coca-Cola Amatil Ltd	816,234
22,243		Groupe Danone	3,630,475
19,000		Kirin Brewery Co Ltd	162,042
18,958		Pernod-Ricard	2,107,903

		TOTAL FOOD AND KINDRED
		PRODUCTS	8,028,776

FOOD STORES—1.86%
126	*	Casino Guichard-Perrachon
		B Wts 12/15/05	86
9,000		Ito-Yokado Co Ltd	283,008
6,000	*	Mycal Corp	56
1,095,144		Tesco plc	5,053,120

		TOTAL FOOD STORES	5,336,270

FURNITURE AND HOMEFURNISHINGS STORES—0.16%
77,000		Hitachi Ltd	$ 464,141

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	464,141

GENERAL BUILDING CONTRACTORS—0.27%
186,000		Allgreen Properties Ltd	122,664
5,220		Bouygues S.A.	182,515
12,000		Shimizu Corp	45,684
41,000		Sumitomo Realty &
		Development Co Ltd	361,146
19,000		Taisei Corp	69,497

		TOTAL GENERAL BUILDING
		CONTRACTORS	781,506

GENERAL MERCHANDISE STORES—0.10%
5,000		Aeon Co Ltd	167,491
8,000		Marui Co Ltd	100,774
2,900		Takashimaya Co Ltd	20,701

		TOTAL GENERAL
		MERCHANDISE STORES	288,966

HEAVY CONSTRUCTION, EXCEPT BUILDING—2.32%
4,000		JGC Corp	41,728
22,000		Kajima Corp	71,438
78,982		Vinci S.A.	6,540,315

		TOTAL HEAVY
		CONSTRUCTION, EXCEPT
		BUILDING	6,653,481

HOLDING AND OTHER INVESTMENT OFFICES—3.99%
15,348		Centro Properties Group	46,025
181,888		Deutsche Office Trust	150,748
29,900		Hutchison Whampoa Ltd	220,487
110,995		Investa Property Group	163,913
17,418		iShares MSCI EAFE
		Index Fund	2,382,434
29		Japan Real Estate
		Investment Corp	183,466
35,474		Macquarie Goodman
		Industrial Trust	45,170
358,085		Macquarie Infrastructure Group	917,317
60,943		Nobel Biocare Holding AG.	6,171,911
316,000	*	Orient Corp	663,432
47,000		Sumitomo Corp	350,406
54,452		Westfield Trust (Units)	146,056

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	11,441,365

40 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - International Equity Fund - December 31, 2003

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—2.26%
26,000	Ishikawajima-Harima
	Heavy Industries Co Ltd		$ 37,119
24,000	Komatsu Ltd		152,281
24,000	Kubota Corp		98,983
44,000	Makino Milling Machine
	Co Ltd		223,346
3,000	Makita Corp		30,036
126,000	Mitsubishi Heavy
	Industries Ltd		350,359
162,119	Sandvik AB		5,587,746

	TOTAL INDUSTRIAL
	MACHINERY AND
	EQUIPMENT		6,479,870

INSTRUMENTS AND RELATED PRODUCTS—2.93%
13,000	Canon, Inc		605,300
4,000	Casio Computer Co Ltd		42,325
28,000	Citizen Watch Co Ltd		257,348
11,821	Fuji Photo Film Co Ltd		381,643
6,825	Keyence Corp		1,438,619
10,000	Konica Corp		134,459
16,000	Ricoh Co Ltd		315,760
5,284	Synthes-Stratec, Inc		5,229,526

	TOTAL INSTRUMENTS AND
	RELATED PRODUCTS		8,404,980

INSURANCE CARRIERS—4.22%
8,211	Allianz AG. (Regd)		1,036,524
33,012	AMP Ltd		124,613
35,677	AXA		763,670
82,293	Converium Holding AG.		4,374,987
6,427	Mediolanum S.p.A.		50,667
120	Millea Holdings, Inc		1,567,603
7,031	Muenchener Rueckver AG.
	(Regd)		852,446
179,401	Promina Group Ltd		443,357
20,121	Zurich Financial Services AG	.	2,895,927

	TOTAL INSURANCE
	CARRIERS		12,109,794

LEATHER AND LEATHER PRODUCTS—0.13%
137,000	Yue Yuen Industrial
	Holdings		376,752

	TOTAL LEATHER AND
	LEATHER PRODUCTS		376,752

62,368
LOCAL AND INTERURBAN PASSENGER TRANSIT—0.25%
140		East Japan Railway Co	$ 659,700
12,000		Keio Electric Railway Co Ltd

		TOTAL LOCAL AND
		INTERURBAN PASSENGER
		TRANSIT	722,068

LUMBER AND WOOD PRODUCTS—0.05%
14,000		Sekisui House Ltd	144,611

		TOTAL LUMBER AND WOOD PRODUCTS	144,611

METAL MINING—1.16%
208,751		Alumina Ltd	1,033,352
124,000		Mitsubishi Materials Corp	190,912
13,000		Mitsui Mining & Smelting
		Co Ltd	53,980
90,968		Newcrest Mining Ltd	887,591
16,000		Sumitomo Metal Mining
		Co Ltd	118,690
243,429	*	WMC Resources Ltd	1,032,607

		TOTAL METAL MINING	3,317,132

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.11%
2,500		Nintendo Co Ltd	234,674
8,700	*	Sega Corp	82,803

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	317,477

MISCELLANEOUS RETAIL—0.10%
83,000		Nippon Mining
		Holdings, Inc	289,652

		TOTAL MISCELLANEOUS
		RETAIL	289,652

NONDEPOSITORY INSTITUTIONS—1.84%
15,800		Credit Saison Co Ltd	356,779
580,000	*	China Life Insurance Co
		Ltd (H Shs)	474,393
9,582		HBOS plc	124,104
173,400		Hypo Real Estate Holding	4,328,433

		TOTAL NONDEPOSITORY
		INSTITUTIONS	5,283,709

NONMETALLIC MINERALS, EXCEPT FUELS—0.01%
6,000		Dowa Mining Co Ltd	32,248

		TOTAL NONMETALLIC
		MINERALS, EXCEPT FUELS	32,248

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 41

Statement of Investments - International Equity Fund - December 31, 2003

SHARES		VALUE

OIL AND GAS EXTRACTION—1.09%
252,920	Origin Energy Ltd	$ 905,172
79,687	Shell Transport & Trading
	Co plc	592,718
8,711	Total S.A.	1,619,576

	TOTAL OIL AND GAS
	EXTRACTION	3,117,466

PAPER AND ALLIED PRODUCTS—0.48%
118,000	NGK Insulators Ltd	880,844
79	Nippon Unipac Holding	407,642
15,000	OJI Paper Co Ltd	96,855

	TOTAL PAPER AND ALLIED
	PRODUCTS	1,385,341

PETROLEUM AND COAL PRODUCTS—4.52%
226,243	BHP Billiton Ltd	2,077,942
690,985	BP plc	5,603,464
200,677	ENI S.p.A.	3,786,736
25,307	Royal Dutch Petroleum Co	1,334,298
17,000	TonenGeneral Sekiyu KK	140,702

	TOTAL PETROLEUM AND
	COAL PRODUCTS	12,943,142

PRIMARY METAL INDUSTRIES—0.73%
940,308	Nippon Steel Corp	2,018,017
78,000	Sumitomo Metal
	Industries Ltd	77,148

	TOTAL PRIMARY METAL INDUSTRIES	2,095,165

PRINTING AND PUBLISHING—1.10%
15,000	Dai Nippon Printing Co Ltd	210,647
53,430	News Corp Ltd	482,679
278,229	Reed Elsevier plc	2,327,241
14,000	Toppan Printing Co Ltd	145,656

	TOTAL PRINTING AND
	PUBLISHING	3,166,223

RAILROAD TRANSPORTATION—0.36%
221,822	Brambles Industries Ltd	882,456
20,000	Nippon Express Co Ltd	94,429
18,000	Tobu Railway Co Ltd	64,328

	TOTAL RAILROAD
	TRANSPORTATION	1,041,213

REAL ESTATE—0.68%
102,668	CapitaLand Ltd	93,703
161,596	CFS Gandel Retail Trust	163,151
63,600	Cheung Kong Holdings Ltd	505,861
31,200	City Developments Ltd	111,146
240,169	Commonwealth Property
	Office Fund	208,099
49,213	General Property Trust	110,868
16,951	Mirvac Group	55,174
24,000	Mitsubishi Estate Co Ltd	227,526

227		Stockland	$ 862
29,617		Stockland Trust Group	116,484
44,700		Sun Hung Kai
		Properties Ltd	369,928

		TOTAL REAL ESTATE	1,962,802

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.19%
41,000		Bridgestone Corp	551,283

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTIC PRODUCTS	551,283

SECURITY AND COMMODITY BROKERS—3.23%
33,012	*	HHG plc	23,878
34,000		Itochu Corp	112,308
230,391		Man Group plc	6,025,672
32,000		Marubeni Corp	61,211
56,000		Mitsubishi Corp	593,599
44,000		Mitsui & Co Ltd	354,316
123,000		Nomura Holdings, Inc	2,094,569

		TOTAL SECURITY AND
		COMMODITY BROKERS	9,265,553

SPECIAL TRADE CONTRACTORS—0.04%
25,000		Kinden Corp	116,637

		TOTAL SPECIAL TRADE
		CONTRACTORS	116,637

STONE, CLAY, AND GLASS PRODUCTS—0.08%
26,000		Asahi Glass Co Ltd	213,493

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	213,493

TEXTILE MILL PRODUCTS—0.09%
67,000		Mitsubishi Rayon Co Ltd	251,320

		TOTAL TEXTILE MILL
		PRODUCTS	251,320

TOBACCO PRODUCTS—0.06%
22		Japan Tobacco, Inc	161,146

		TOTAL TOBACCO
		PRODUCTS	161,146

TRANSPORTATION BY AIR—0.05%
51,000	*	Japan Airlines System Corp	134,674

		TOTAL TRANSPORTATION
		BY AIR	134,674

TRANSPORTATION EQUIPMENT—2.01%
12,300		Denso Corp	242,167
23,700		Honda Motor Co Ltd	1,052,645
31,000		Kawasaki Heavy
		Industries Ltd	38,182

42 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - International Equity Fund - December 31, 2003

SHARES		VALUE

TRANSPORTATION EQUIPMENT—(Continued)
102,400	Nissan Motor Co Ltd	$ 1,169,521
96,400	Toyota Motor Corp	3,256,210

	TOTAL TRANSPORTATION
	EQUIPMENT	5,758,725

TRUCKING AND WAREHOUSING—0.10%
24,000	Yamato Transport Co Ltd	282,616

	TOTAL TRUCKING AND
	WAREHOUSING	282,616

WATER TRANSPORTATION—0.14%
12,000	Kawasaki Kisen Kaisha Ltd	59,681
19,000	Mitsui OSK Lines Ltd	92,722
57,000	Nippon Yusen Kabushiki
	Kaisha	257,955

	TOTAL WATER
	TRANSPORTATION	410,358

WHOLESALE TRADE-DURABLE GOODS—0.22%
13,000	Fuji Electric Co Ltd	28,506
9,400	Mitsumi Electric Co Ltd	103,488
25,800	Terumo Corp	489,904

	TOTAL WHOLESALE TRADE-
	DURABLE GOODS	621,898

WHOLESALE TRADE-NONDURABLE GOODS—3.08%
349,068	British American Tobacco plc	4,811,611
82,590	Celesio AG.	4,005,527

	TOTAL WHOLESALE TRADE-
	NONDURABLE GOODS	8,817,138

	TOTAL COMMON STOCK
	(Cost $239,215,146)	284,418,420

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS—0.46%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.46%
$1,320,000	Federal Home Loan Bank
	(FHLB)
	1.040%,01/02/04	$ 1,319,930

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	1,319,930

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $1,319,849)	1,319,930

	TOTAL PORTFOLIO—99.85%
	(Cost $241,027,575)	286,332,265
	OTHER ASSETS &
	LIABILITIES, NET—0.15%	437,367

	NET ASSETS—100.00%	$286,769,632

*	Non-income producing

At December 31,2003, the aggregate cost of portfolio investments for federal income tax purposes was $244,604,849. Net unrealized appreciation of portfolio investments aggregated $41,727,416 of which $49,550,785 related to appreciated portfolio investments and $7,823,369 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 43

Statement of Investments - Growth Equity Fund - December 31, 2003

Summary by Industry
	VALUE	%

COMMON STOCK
Apparel and Accessory Stores	$ 6,837,620	1.24%
Auto Repair, Services and Parking	0	0.00
Building Materials and Garden Supplies	19,077,709	3.47
Business Services	50,447,878	9.17
Chemicals and Allied Products	106,744,975	19.41
Communications	18,677,942	3.40
Depository Institutions	7,957,346	1.45
Eating and Drinking Places	4,016,189	0.73
Educational Services	4,907,696	0.89
Electric, Gas, and Sanitary Services	5	0.00
Electronic and Other Electric Equipment	90,081,042	16.38
Engineering and Management Services	7,444,219	1.35
Food and Kindred Products	20,258,727	3.68
Furniture and Fixtures	61,500	0.01
General Merchandise Stores	13,592,618	2.47
Health Services	11,748,728	2.14
Holding and Other Investment Offices	10	0.00
Hotels and Other Lodging Places	5,502,259	1.00
Industrial Machinery and Equipment	53,342,904	9.70
Instruments and Related Products	26,401,192	4.80
Insurance Carriers	13,062,296	2.38
Miscellaneous Manufacturing Industries	96	0.00
Miscellaneous Retail	9,750,783	1.77
Motion Pictures	8,249,715	1.50
Nondepository Institutions	32,800,414	5.97
Oil and Gas Extraction	3,641,719	0.66
Personal Services	88,251	0.02
Printing and Publishing	53,596	0.01
Rubber and Miscellaneous Plastic Products	750	0.00
Security and Commodity Brokers	379,275	0.07
Tobacco Products	5,632,688	1.02
Transportation By Air	1,364,992	0.25
Transportation Equipment	9,709,437	1.77
Trucking and Warehousing	3,881,073	0.71
Wholesale Trade-Durable Goods	12,482,502	2.27
Wholesale Trade-Nondurable Goods	1,255,582	0.23

TOTAL COMMON STOCK
(Cost $547,190,927)	549,453,728	99.92

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	759,960	0.14

TOTAL SHORT TERM INVESTMENTS (Cost $759,970)	759,960	0.14

TOTAL PORTFOLIO (Cost $547,950,897)	550,213,688	100.06
OTHER ASSETS & LIABILITIES, NET	(329,636)	(0.06)

NET ASSETS	$549,884,052	100.00%

SHARES			VALUE

COMMON STOCK—99.92%
APPAREL AND ACCESSORY STORES—1.24%
294,598		Gap, Inc	$ 6,837,620

		TOTAL APPAREL AND
		ACCESSORY STORES	6,837,620

AUTO REPAIR, SERVICES AND PARKING—0.00%
1,087	b*	ANC Rental Corp	0

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	0

BUILDING MATERIALS AND GARDEN SUPPLIES—3.47%
290,811		Home Depot, Inc	10,320,882
158,094		Lowe’s Cos	8,756,827

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	19,077,709

BUSINESS SERVICES—9.17%
1	*	Artemis International
		Solutions Corp	2
125,559	*	BEA Systems, Inc	1,544,376
328		Certegy, Inc	10,758
69,417	*	DST Systems, Inc	2,898,854
1,121	*	Genesisintermedia, Inc	0
15,133	*	i2 Technologies, Inc	25,121
192	*	InterActiveCorp	8,198
99,861	*	Intuit, Inc	5,283,646
770,244		Microsoft Corp	21,212,520
634,303	*	Oracle Corp	8,372,800
4,065	*	Peregrine Systems, Inc	2,033
1,800	*	ProcureNet, Inc	270
900	b*	Quintus Corp	270
2	b*	Quokka Sports, Inc	0
164,744		SAP AG. (Spon ADR)	6,846,761
122,432	*	Symantec Corp	4,242,269
40	*	US Interactive, Inc	0

		TOTAL BUSINESS SERVICES	50,447,878

CHEMICALS AND ALLIED PRODUCTS—19.41%
62,254		Abbott Laboratories	2,901,036
165,123	*	Amgen, Inc	10,204,601
100,181	*	Amylin Pharmaceuticals,
		Inc	2,226,022
71,923		Avon Products, Inc	4,854,083
1,800		Bristol-Myers Squibb Co	51,480
19,132		Colgate-Palmolive Co	957,557
75,700		Dow Chemical Co	3,146,849
78,200	*	Forest Laboratories, Inc	4,832,760
34,264	*	Genentech, Inc	3,206,082
85,594	*	Gilead Sciences, Inc	4,976,435
1,300		Gillette Co	47,749
61,387		Lilly (Eli) & Co	4,317,348

44 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Growth Equity Fund - December 31, 2003

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
1,200		Merck & Co, Inc	$ 55,440
86,888		Mylan Laboratories, Inc	2,194,791
958,713		Pfizer, Inc	33,871,330
177,823		Procter & Gamble Co	17,760,961
262,437		Wyeth	11,140,451

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	106,744,975

COMMUNICATIONS—3.40%
3,400	*	Advanced Radio Telecom Corp	1
193,568		Clear Channel
		Communications, Inc	9,064,789
93,928	*	Comcast Corp	3,087,413
1,619	*	Comcast Corp Special	50,642
400	b*	Convergent
		Communications, Inc	0
2,600	b*	e.spire
		Communications, Inc	1
1	*	EchoStar Communications Corp (Class A)
15,300	*	Global Telesystems, Inc	18
117,492	*	InterActiveCorp	3,986,504
88,679	*	Nextel
		Communications, Inc
		(Class A)	2,488,333
2,800	b*	NorthPoint Communications
		Group, Inc	2
3,700	b*	Rhythms
		Netconnections, Inc	0
1,500	*	Teligent, Inc (Class A)	2
800	b*	U.S. Wireless Corp	0
62	*	Vast Solutions, Inc
		(Class B1)	0
62	*	Vast Solutions, Inc
		(Class B2)	0
62	*	Vast Solutions, Inc
		(Class B3)	0
644	*	Viatel, Inc	16
6,150	b*	WinStar
		Communications, Inc	6
3,694	b*	WorldCom, Inc (MCI Group)	181

		TOTAL COMMUNICATIONS	18,677,942

DEPOSITORY INSTITUTIONS—1.45%
89,582		Citigroup, Inc	4,348,310
112,396		Mellon Financial Corp	3,609,036

		TOTAL DEPOSITORY
		INSTITUTIONS	7,957,346

EATING AND DRINKING PLACES—0.73%
14,172		Aramark Corp (Class B)	$ 388,596
65,745	*	Brinker International, Inc	2,180,104
68,797		Darden Restaurants, Inc	1,447,489

		TOTAL EATING AND
		DRINKING PLACES	4,016,189

EDUCATIONAL SERVICES—0.89%
72,172	*	Apollo Group, Inc (Class A)	4,907,696

		TOTAL EDUCATIONAL
		SERVICES	4,907,696

ELECTRIC, GAS, AND SANITARY SERVICES—0.00%
1,277	b*	Covanta Energy Corp	5

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—16.38%
2,500	b*	Adaptive Broadband Corp	6
7	*	Broadcom Corp (Class A)	239
1,101,088		General Electric Co	34,111,706
555,219		Intel Corp	17,878,052
115,137		Maxim Integrated
		Products, Inc	5,733,823
140,288	*	Novellus Systems, Inc	5,899,110
133,510		Qualcomm, Inc	7,200,194
823,047	*	Taiwan Semiconductor
		Manufacturing Co Ltd
		(Spon ADR)	8,428,001
368,615		Texas Instruments, Inc	10,829,909
2,300	b*	World Access, Inc	2

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	90,081,042

ENGINEERING AND MANAGEMENT SERVICES—1.35%
282,835	*	Accenture Ltd (Class A)	7,444,217
5,068	b*	marchFirst, Inc	2

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	7,444,219

FOOD AND KINDRED PRODUCTS—3.68%
32,492		Anheuser-Busch Cos, Inc	1,711,679
74,716		Coca-Cola Co	3,791,837
80,806	*	Constellation Brands, Inc
		(Class A)	2,660,942
27,500	*	Del Monte Foods Co	286,000
37,409		Pepsi Bottling Group, Inc	904,550
233,885		PepsiCo, Inc	10,903,719

		TOTAL FOOD AND KINDRED
		PRODUCTS	20,258,727

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 45

Statement of Investments - Growth Equity Fund - December 31, 2003

SHARES			VALUE

FURNITURE AND FIXTURES—0.01%
2,534		Herman Miller, Inc	$ 61,500

		TOTAL FURNITURE AND
		FIXTURES	61,500

GENERAL MERCHANDISE STORES—2.47%
6,239	*	Big Lots, Inc	88,656
49,510		Target Corp	1,901,184
218,714		Wal-Mart Stores, Inc	11,602,778

		TOTAL GENERAL
		MERCHANDISE STORES	13,592,618

HEALTH SERVICES—2.14%
104,991	*	Express Scripts, Inc	6,974,552
100		HCA, Inc	4,296
198,745		Health Management
		Associates, Inc (Class A)	4,769,880

		TOTAL HEALTH SERVICES	11,748,728

HOLDING AND OTHER INVESTMENT OFFICES—0.00%
103	*	Morgan Group Holding Co	10

		TOTAL HOLDING AND OTHER
		INVESTMENT OFFICES	10

HOTELS AND OTHER LODGING PLACES—1.00%
152,968		Starwood Hotels & Resorts
		Worldwide, Inc	5,502,259

		TOTAL HOTELS AND OTHER LODGING PLACES	5,502,259

INDUSTRIAL MACHINERY AND EQUIPMENT—9.70%
22,506		3M Co	1,913,685
31,231	*	Applied Materials, Inc	701,136
893,675	*	Cisco Systems, Inc	21,707,366
6,605	*	Cooper Cameron Corp	307,793
311,980	*	Dell, Inc	10,594,841
94,103	*	EMC Corp	1,215,811
124,858		International Business
		Machines Corp	11,571,839
132,136		International Game
		Technology	4,717,255
27,423	*	National-Oilwell, Inc	613,178

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	53,342,904

INSTRUMENTS AND RELATED PRODUCTS—4.80%
1,469		Baxter International, Inc	44,834
265,886	*	Boston Scientific Corp	9,773,969
31,399		Guidant Corp	1,890,220
43,958		Medtronic, Inc	2,136,798
6,031	*	Mettler-Toledo
		International, Inc	$ 254,569
113,540	*	St. Jude Medical, Inc	6,965,679
75,783	*	Zimmer Holdings, Inc	5,335,123

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	26,401,192

INSURANCE CARRIERS—2.38%
66,868		Aetna, Inc	4,518,939
57,830		American International
		Group, Inc	3,832,972
61,253	*	Anthem, Inc	4,593,975
279		Progressive Corp	23,322
1,600		UnitedHealth Group, Inc	93,088

		TOTAL INSURANCE
		CARRIERS	13,062,296

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.00%
5		Mattel, Inc	96

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	96

MISCELLANEOUS RETAIL—1.77%
20,444		Borders Group, Inc	448,132
88,938	*	eBay, Inc	5,744,505
130,335	*	Staples, Inc	3,558,146
800	b*	Value America, Inc	0

		TOTAL MISCELLANEOUS
		RETAIL	9,750,783

MOTION PICTURES—1.50%
40,800		Blockbuster, Inc (Class A)	732,360
417,863	*	Time Warner, Inc	7,517,355

		TOTAL MOTION PICTURES	8,249,715

NONDEPOSITORY INSTITUTIONS—5.97%
182,536		American Express Co	8,803,711
237,394		Fannie Mae	17,818,794
248,608		MBNA Corp	6,177,909

		TOTAL NONDEPOSITORY
		INSTITUTIONS	32,800,414

OIL AND GAS EXTRACTION—0.66%
55,600		Diamond Offshore
		Drilling, Inc	1,140,356
16,565	b*	Enron Corp	464
6,100		GlobalSantaFe Corp	151,463
15	*	Nabors Industries Ltd	623
14,955	*	Newfield Exploration Co	666,096
16,408		Noble Energy, Inc	729,007
31,918		Tidewater, Inc	953,710

		TOTAL OIL AND GAS
		EXTRACTION	3,641,719

46 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Growth Equity Fund - December 31, 2003

SHARES			VALUE

PERSONAL SERVICES—0.02%
2,300	*	Weight Watchers
		International, Inc	$ 88,251

		TOTAL PERSONAL
		SERVICES	88,251

PRINTING AND PUBLISHING—0.01%
2,059		Wiley (John) & Sons, Inc
		(Class A)	53,596

		TOTAL PRINTING AND
		PUBLISHING	53,596

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.00%
73		Packaging Dynamics Corp	750

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTIC PRODUCTS	750

SECURITY AND COMMODITY BROKERS—0.07%
32,500	*	LaBranche & Co, Inc	379,275

		TOTAL SECURITY AND
		COMMODITY BROKERS	379,275

TOBACCO PRODUCTS—1.02%
103,504		Altria Group, Inc	5,632,688

		TOTAL TOBACCO PRODUCTS	5,632,688

TRANSPORTATION BY AIR—0.25%
84,572		Southwest Airlines Co	1,364,992

		TOTAL TRANSPORTATION
		BY AIR	1,364,992

TRANSPORTATION EQUIPMENT—1.77%
2,500		Boeing Co	105,350
101,341		United Technologies Corp	9,604,087

		TOTAL TRANSPORTATION
		EQUIPMENT	9,709,437

TRUCKING AND WAREHOUSING—0.71%
52,060		United Parcel Service, Inc
		(Class B)	3,881,073

		TOTAL TRUCKING AND
		WAREHOUSING	3,881,073

WHOLESALE TRADE-DURABLE GOODS—2.27%
241,628		Johnson & Johnson	12,482,502

		TOTAL WHOLESALE TRADE-
		DURABLE GOODS	12,482,502

WHOLESALE TRADE-NONDURABLE GOODS—0.23%
20,037	Cardinal Health, Inc	$ 1,225,463
809	Sysco Corp	30,119

	TOTAL WHOLESALE TRADE-
	NONDURABLE GOODS	1,255,582

	TOTAL COMMON STOCK
	(Cost $547,190,927)	549,453,728

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS—0.14%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.14%
	Federal Home Loan
	Bank (FHLB)
$760,000	1.040%,01/02/04	759,960

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	759,960

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $759,970)	759,960

	TOTAL PORTFOLIO—
	100.06%
	(Cost $547,950,897)	550,213,688
	OTHER ASSETS &
	LIABILITIES, NET—
	(0.06%)	(329,636)

	NET ASSETS—100.00%	$549,884,052

*	Non-income producing

b	In bankruptcy

At December 31,2003, the aggregate cost of portfolio investments for federal income tax purposes was $561,060,654. Net unrealized depreciation of portfolio investments aggregated $10,846,966 of which $39,343,390 related to appreciated portfolio investments and $50,190,356 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 47

Statement of Investments - Growth & Income Fund - December 31, 2003

Summary by Industry
	VALUE	%

COMMON STOCK
Apparel and Accessory Stores	$ 2,321,000	0.42%
Auto Repair, Services and Parking	14,377	0.00
Building Materials and Garden Supplies	10,905,768	1.98
Business Services	32,776,094	5.94
Chemicals and Allied Products	65,857,160	11.94
Communications	28,624,514	5.19
Depository Institutions	56,271,257	10.20
Eating and Drinking Places	4,778,775	0.87
Electric, Gas, and Sanitary Services	12,220,136	2.22
Electronic and Other Electric Equipment	33,542,153	6.08
Engineering and Management Services	6,793,748	1.23
Fabricated Metal Products	4,969,329	0.90
Food and Kindred Products	23,004,700	4.17
Food Stores	2,673,449	0.48
Forestry	1,708,800	0.31
Furniture and Homefurnishings Stores	1,299,366	0.24
General Building Contractors	96	0.00
General Merchandise Stores	13,967,476	2.53
Health Services	5,172,248	0.94
Heavy Construction, Except Building	5,712,073	1.04
Holding and Other Investment Offices	2,038,973	0.37
Industrial Machinery and Equipment	51,598,344	9.36
Instruments and Related Products	21,123,519	3.83
Insurance Carriers	29,651,155	5.38
Leather and Leather Products	2,350,995	0.43
Metal Mining	2,223,309	0.40
Miscellaneous Retail	3,080,943	0.55
Motion Pictures	8,056,555	1.46
Nondepository Institutions	28,756,910	5.21
Oil and Gas Extraction	4,728,614	0.86
Paper and Allied Products	2,905,405	0.53
Personal Services	33,988	0.01
Petroleum and Coal Products	28,270,295	5.13
Printing and Publishing	1,398,125	0.25
Railroad Transportation	8,361,882	1.52
Rubber and Miscellaneous Plastic Products	180,336	0.03
Security and Commodity Brokers	7,330,840	1.33
Tobacco Products	6,375,966	1.16
Transportation By Air	103,893	0.02
Transportation Equipment	11,959,922	2.17
Trucking and Warehousing	8,071,305	1.46

	VALUE	%

Water Transportation	$ 3,830,379	0.69%
Wholesale Trade-Durable Goods	4,389,609	0.80

TOTAL COMMON STOCK (Cost $509,423,871)	549,433,781	99.63

SHORT TERM INVESTMENTS
U.S. Government and Agencies Discount Notes	1,959,897	0.36

TOTAL SHORT TERM INVESTMENTS (Cost $1,959,924)	1,959,897	0.36

TOTAL PORTFOLIO (Cost $511,383,795)	551,393,678	99.99
OTHER ASSETS & LIABILITIES, NET	50,398	0.01

NET ASSETS	$551,444,076	100.00%

SHARES			VALUE

COMMON STOCK—99.63%
APPAREL AND ACCESSORY STORES—0.42%
100,000		Gap, Inc	$ 2,321,000

		TOTAL APPAREL AND
		ACCESSORY STORES	2,321,000

AUTO REPAIR, SERVICES AND PARKING—0.00%
421		Ryder System, Inc	14,377

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	14,377

BUILDING MATERIALS AND GARDEN
SUPPLIES—1.98%
189,037		Home Depot, Inc	6,708,923
75,769		Lowe’s Cos	4,196,845

		TOTAL BUILDING
		MATERIALS AND GARDEN
		SUPPLIES	10,905,768

BUSINESS SERVICES—5.94%
3,834		Automatic Data Processing, Inc
42,400		Computer Associates
		International, Inc	1,159,216
40,100		Manpower, Inc	1,887,908
641,509		Microsoft Corp	17,667,158
15	*	Novell, Inc	158
508,314	*	Oracle Corp	6,709,745
1	*	PalmSource, Inc	22
3	*	Roxio, Inc	14
60,187		SAP AG. (Spon ADR)	2,501,372
181,600	*	Siebel Systems, Inc	2,518,792

48 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Growth & Income Fund - December 31, 2003

SHARES			VALUE

BUSINESS SERVICES—(Continued)
20,940	*	Sun Microsystems, Inc	$ 94,021
1,900	*	Yahoo!, Inc	85,823

		TOTAL BUSINESS SERVICES	32,776,094

CHEMICALS AND ALLIED PRODUCTS—11.94%
77,467		Air Products &
		Chemicals, Inc	4,092,582
73,660	*	Amgen, Inc	4,552,188
82,612	*	Amylin
		Pharmaceuticals, Inc	1,835,639
4,100		Avery Dennison Corp	229,682
441		Clorox Co	21,415
228,300		Dow Chemical Co	9,490,431
4,190		Eastman Chemical Co	165,631
36,200	*	Forest Laboratories, Inc	2,237,160
30,277	*	Gilead Sciences, Inc	1,760,305
78,676		Lilly (Eli) & Co	5,533,283
61,300		Merck & Co, Inc	2,832,060
340,317		Pfizer, Inc	12,023,400
151,913		Procter & Gamble Co	15,173,070
139,230		Wyeth	5,910,314

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	65,857,160

COMMUNICATIONS—5.19%
152,796		AT&T Corp	3,101,759
29,429		BellSouth Corp	832,841
92,133		Clear Channel
		Communications, Inc	4,314,588
195,174	*	Comcast Corp	6,415,369
5	*	Global Crossing Ltd	0
221,274	*	Lucent Technologies, Inc	628,418
251,000		SBC Communications, Inc	6,543,570
14,076		Sprint Corp (FON Group)	231,128
68,502		Verizon
		Communications, Inc	2,403,050
93,596		Viacom, Inc (Class B)	4,153,790
56	*	WorldCom, Inc
		(WorldCom Group)	1

		TOTAL COMMUNICATIONS	28,624,514

DEPOSITORY INSTITUTIONS—10.20%
47,766		Bank Of America Corp	3,841,819
428,168		Citigroup, Inc	20,783,275
200		Comerica, Inc	11,212
7,150		Fifth Third Bancorp	422,565
62,900		FleetBoston Financial Corp	2,745,585
113,700		Greenpoint Financial Corp	4,015,884
40,878		J.P. Morgan Chase & Co	1,501,449
37		Marshall & Ilsley Corp	1,415
93,200		Mellon Financial Corp	2,992,652
317		Northern Trust Corp	14,715

37,200		PNC Financial Services
		Group, Inc	$ 2,035,956
71		Regions Financial Corp	2,641
5		SouthTrust Corp	164
23,800		Sovereign Bancorp, Inc	565,250
287,693		U.S. Bancorp	8,567,498
2,846		Union Planters Corp	89,621
3,633		Wachovia Corp	169,261
143,262		Wells Fargo & Co	8,436,699
1,200		Zions Bancorp	73,596

		TOTAL DEPOSITORY
		INSTITUTIONS	56,271,257

EATING AND DRINKING PLACES—0.87%
59,400	*	Brinker International, Inc	1,969,704
112,500		McDonald’s Corp	2,793,375
400		Wendy’s International, Inc	15,696

		TOTAL EATING AND
		DRINKING PLACES	4,778,775

ELECTRIC, GAS, AND SANITARY SERVICES—2.22%
6,700	*	Allegheny Energy, Inc	85,492
3,200	*	Allied Waste Industries, Inc	44,416
5,693		Ameren Corp	261,878
15,123		American Electric
		Power Co, Inc	461,403
800		Cinergy Corp	31,048
454	*	CMS Energy Corp	3,868
2,067		Consolidated Edison, Inc	88,902
91,122		E.ON AG.	5,946,829
56,700		Entergy Corp	3,239,271
500		KeySpan Corp	18,400
22,507	b*	Mirant Corp	8,778
1		National Grid Group plc
		(Spon ADR)	36
1,443	*	NiSource, Inc (Sails)	3,694
500	*	Progress Energy, Inc (Cvo)	225
8,000		Southern Co	242,000
1		Texas Genco Holdings, Inc	33
59,768		Waste Management, Inc	1,769,133
1,500		Williams Cos, Inc	14,730

		TOTAL ELECTRIC, GAS, AND
		SANITARY SERVICES	12,220,136

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—6.08%
87,345		American Power
		Conversion Corp	2,135,585
15,690	*	Broadcom Corp (Class A)	534,872
1,200		Cooper Industries Ltd
		(Class A)	69,516

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 49

Statement of Investments - Growth & Income Fund - December 31, 2003

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
101,755		General Electric Co	$ 3,152,370
259,452		Intel Corp	8,354,354
19,717	*	Marvell Technology
		Group Ltd	$747,866
72,817		Maxim Integrated
		Products, Inc	3,626,287
9	*	MIPS Technologies, Inc	49
74,000	*	Novellus Systems, Inc	3,111,700
455	*	PMC-Sierra, Inc	9,168
61,449		Qualcomm, Inc	3,313,945
297,784	*	Taiwan Semiconductor
		Manufacturing Co Ltd
		(Spon ADR)	3,049,308
183,826		Texas Instruments, Inc	5,400,808
500		Whirlpool Corp	36,325

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	33,542,153

ENGINEERING AND MANAGEMENT SERVICES—1.23%
104,992	*	Accenture Ltd (Class A)	2,763,389
137,754		Monsanto Co	3,964,560
900		Quest Diagnostics, Inc	65,799

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	6,793,748

FABRICATED METAL PRODUCTS—0.90%
58,300		Illinois Tool Works, Inc	4,891,953
2,400		Snap-On, Inc	77,376

		TOTAL FABRICATED METAL
		PRODUCTS	4,969,329

FOOD AND KINDRED PRODUCTS—4.17%
500		Anheuser-Busch Cos, Inc	26,340
127,353		Coca-Cola Co	6,463,165
10,800		Conagra Foods, Inc	285,012
103,800	*	Dean Foods Co	3,411,906
20,014		General Mills, Inc	906,634
3,511		H.J. Heinz Co	127,906
4,400		Hershey Foods Corp	338,756
7,200		Kellogg Co	274,176
239,614		PepsiCo, Inc	11,170,805

		TOTAL FOOD AND KINDRED
		PRODUCTS	23,004,700

FOOD STORES—0.48%
19,700		Albertson’s, Inc	446,205
8,500	*	Safeway, Inc	186,235
8	*	Starbucks Corp	264
205,100		Winn-Dixie Stores, Inc	2,040,745

		TOTAL FOOD STORES	2,673,449

FORESTRY—0.31%
26,700		Weyerhaeuser Co	$ 1,708,800

		TOTAL FORESTRY	1,708,800

FURNITURE AND HOMEFURNISHINGS STORES—0.24%
24,873		Best Buy Co, Inc	1,299,366

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	1,299,366

GENERAL BUILDING CONTRACTORS—0.00%
4	*	Cavco Industries, Inc	96

		TOTAL GENERAL BUILDING
		CONTRACTORS	96

GENERAL MERCHANDISE STORES—2.53%
78,324	*	Costco Wholesale Corp	2,912,086
1,014		Federated Department
		Stores, Inc	47,790
29,379		May Department Stores Co	854,048
882		Sears Roebuck & Co	40,122
147,600		Target Corp	5,667,840
83,800		Wal-Mart Stores, Inc	4,445,590

		TOTAL GENERAL
		MERCHANDISE STORES	13,967,476

HEALTH SERVICES—0.94%
52,047	*	Express Scripts, Inc	3,457,482
1,658		HCA, Inc	71,228
49,400	*	Triad Hospitals, Inc	1,643,538

		TOTAL HEALTH SERVICES	5,172,248

HEAVY CONSTRUCTION, EXCEPT BUILDING—1.04%
68,980		Vinci S.A.	5,712,073

		TOTAL HEAVY
		CONSTRUCTION, EXCEPT
		BUILDING	5,712,073

HOLDING AND OTHER INVESTMENT OFFICES—0.37%
2,400		Equity Office Properties
		Trust	68,760
49,108		Washington Mutual, Inc	1,970,213

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	2,038,973

INDUSTRIAL MACHINERY AND EQUIPMENT—9.36%
78,700		3M Co	6,691,861
138,596		Baker Hughes, Inc	4,457,247
1,100		Black & Decker Corp	54,252
40,000		Caterpillar, Inc	3,320,800

50 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Growth & Income Fund - December 31, 2003

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
476,909	*	Cisco Systems, Inc	$ 11,584,120
64,299		Deere & Co	4,182,650
187,972	*	Dell, Inc	6,383,529
111,512	*	EMC Corp	1,440,735
3	*	FMC Technologies, Inc	70
43,006		Hewlett-Packard Co	987,848
1,334		Ingersoll-Rand Co (Class A)	90,552
131,645		International Business
		Machines Corp	12,200,859
7	*	Network Appliance, Inc	144
4	*	PalmOne, Inc	47
4,648		Pitney Bowes, Inc	188,802
48	*	Riverstone Networks, Inc	53
2,500	*	Solectron Corp	14,775

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	51,598,344

INSTRUMENTS AND RELATED PRODUCTS—3.83%
200	*	Agilent Technologies, Inc	5,848
400		Becton Dickinson & Co	16,456
140,900	*	Boston Scientific Corp	5,179,484
1,300		Eastman Kodak Co	33,371
48,700		Guidant Corp	2,931,740
94,600		Medtronic, Inc	4,598,506
69,107	*	St. Jude Medical, Inc	4,239,714
58,500	*	Zimmer Holdings, Inc	4,118,400

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	21,123,519

INSURANCE CARRIERS—5.38%
6,400		ACE Ltd	265,088
71,683		Aetna, Inc	4,844,337
92,559		American International
		Group, Inc	6,134,811
68,600	*	Anthem, Inc	5,145,000
116,071		Safeco Corp	4,518,644
33,894		St. Paul Cos, Inc	1,343,897
436,027		Travelers Property Casualty
		Corp (Class B)	7,399,378

		TOTAL INSURANCE
		CARRIERS	29,651,155

LEATHER AND LEATHER PRODUCTS—0.43%
62,278	*	Coach, Inc	2,350,995

		TOTAL LEATHER AND
		LEATHER PRODUCTS	2,350,995

METAL MINING—0.40%
97,900	*	Barrick Gold Corp (U.S.)	2,223,309

		TOTAL METAL MINING	2,223,309

MISCELLANEOUS RETAIL—0.55%
47,700	*	eBay, Inc	$ 3,080,943

		TOTAL MISCELLANEOUS
		RETAIL	3,080,943

MOTION PICTURES—1.46%
309,982	*	Time Warner, Inc	5,576,576
106,300		Walt Disney Co	2,479,979

		TOTAL MOTION PICTURES	8,056,555

NONDEPOSITORY INSTITUTIONS—5.21%
215,189		American Express Co	10,378,565
151,059		Fannie Mae	11,338,489
283,294		MBNA Corp	7,039,856

		TOTAL NONDEPOSITORY
		INSTITUTIONS	28,756,910

OIL AND GAS EXTRACTION—0.86%
32,878		Apache Corp	2,666,406
30,334		Burlington Resources, Inc	1,679,897
554		Kerr-McGee Corp	25,755
6,516		Schlumberger Ltd	356,556

		TOTAL OIL AND GAS
		EXTRACTION	4,728,614

PAPER AND ALLIED PRODUCTS—0.53%
1,000		Bemis Co	50,000
3,100		Boise Cascade Corp	101,866
52,400		International Paper Co	2,258,964
5,102		Kimberly-Clark Corp	301,477
5,726		MeadWestvaco Corp	170,349
363		Temple-Inland, Inc	22,749

		TOTAL PAPER AND ALLIED
		PRODUCTS	2,905,405

PERSONAL SERVICES—0.01%
678		Cintas Corp	33,988

		TOTAL PERSONAL SERVICES	33,988

PETROLEUM AND COAL PRODUCTS—5.13%
23,562		ChevronTexaco Corp	2,035,521
67,600		ConocoPhillips	4,432,532
531,762		ExxonMobil Corp	21,802,242

		TOTAL PETROLEUM AND
		COAL PRODUCTS	28,270,295

PRINTING AND PUBLISHING—0.25%
14,400		Gannett Co, Inc	1,283,904
3,785		R.R. Donnelley & Sons Co	114,118
2		Tribune Co	103

		TOTAL PRINTING AND
		PUBLISHING	1,398,125

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 51

Statement of Investments - Growth & Income Fund - December 31, 2003

SHARES		VALUE

RAILROAD TRANSPORTATION—1.52%
132,141	Canadian National
	Railway Co	$ 8,361,882

	TOTAL RAILROAD
	TRANSPORTATION	8,361,882

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.03%
10,400	Tupperware Corp	180,336

	TOTAL RUBBER AND
	MISCELLANEOUS
	PLASTIC PRODUCTS	180,336

SECURITY AND COMMODITY BROKERS—1.33%
25,071	Goldman Sachs Group, Inc	2,475,260
19,900	Lehman Brothers
	Holdings, Inc	1,536,678
57,351	Morgan Stanley	3,318,902

	TOTAL SECURITY AND
	COMMODITY BROKERS	7,330,840

TOBACCO PRODUCTS—1.16%
62,147	Altria Group, Inc	3,382,040
40,500	R.J. Reynolds Tobacco
	Holdings, Inc	2,355,075
17,900	UST, Inc	638,851

	TOTAL TOBACCO
	PRODUCTS	6,375,966

TRANSPORTATION BY AIR—0.02%
6,437	Southwest Airlines Co	103,893

	TOTAL TRANSPORTATION
	BY AIR	103,893

TRANSPORTATION EQUIPMENT—2.17%
70,301	Autoliv, Inc	2,646,833
6,396	Boeing Co	269,527
600	Lockheed Martin Corp	30,840
95,101	United Technologies Corp	9,012,722

	TOTAL TRANSPORTATION
	EQUIPMENT	11,959,922

TRUCKING AND WAREHOUSING—1.46%
108,267	United Parcel Service, Inc
	(Class B)	8,071,305

	TOTAL TRUCKING AND
	WAREHOUSING	8,071,305

WATER TRANSPORTATION—0.69%
110,100	Royal Caribbean
	Cruises Ltd	3,830,379

	TOTAL WATER
	TRANSPORTATION	3,830,379

WHOLESALE TRADE- DURABLE GOODS—0.80%
83,644	Johnson & Johnson	$ 4,321,049
1,446	W.W. Grainger, Inc	68,560

	TOTAL WHOLESALE TRADE-
	DURABLE GOODS	4,389,609

	TOTAL COMMON STOCK
	(Cost $509,423,871)	549,433,781

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS—0.36%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.36%
	Federal Home Loan Bank
	(FHLB)
$1,960,000	1.040%, 01/02/04	1,959,897

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	1,959,897

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $1,959,924)	1,959,897

	TOTAL PORTFOLIO—
	99.99%
	(Cost $511,383,795)	551,393,678
	OTHER ASSETS &
	LIABILITIES, NET—
	0.01%	50,398

	NET ASSETS—100.00%	$551,444,076

*	Non-income producing

At December 31, 2003, the aggregate cost of portfolio investments for federal income tax purposes was $521,161,397. Net unrealized appreciation of portfolio investments aggregated $30,232,281 of which $49,929,559 related to appreciated portfolio investments and $19,697,278 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

52 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Fund - December 31, 2003

Summary by Industry
	VALUE	%

COMMON STOCK
Agricultural Production-Crops	$ 33,495	0.01%
Agricultural Production-Livestock	2,820	0.00
Agricultural Services	26,147	0.01
Amusement and Recreation Services	427,608	0.13
Apparel and Accessory Stores	1,877,892	0.56
Apparel and Other Textile Products	493,307	0.15
Auto Repair, Services and Parking	86,933	0.03
Automotive Dealers and Service Stations	593,847	0.18
Building Materials and Garden Supplies	3,686,732	1.09
Business Services	22,679,009	6.71
Chemicals and Allied Products	38,304,875	11.33
Coal Mining	127,811	0.04
Communications	17,456,273	5.16
Depository Institutions	35,783,654	10.58
Eating and Drinking Places	2,254,361	0.67
Educational Services	680,240	0.20
Electric, Gas, and Sanitary Services	11,188,494	3.31
Electronic and Other Electric Equipment	27,940,970	8.26
Engineering and Management Services	2,618,021	0.77
Fabricated Metal Products	2,194,903	0.65
Food and Kindred Products	11,070,127	3.27
Food Stores	1,475,182	0.44
Forestry	398,336	0.12
Furniture and Fixtures	1,080,890	0.32
Furniture and Homefurnishings Stores	1,228,485	0.36
General Building Contractors	1,122,418	0.33
General Merchandise Stores	7,684,487	2.27
Health Services	2,524,881	0.75
Heavy Construction, Except Building	39,537	0.01
Holding and Other Investment Offices	7,227,268	2.14
Hotels and Other Lodging Places	953,214	0.28
Industrial Machinery and Equipment	24,533,106	7.25
Instruments and Related Products	9,657,409	2.86
Insurance Agents, Brokers and Service	1,333,711	0.39
Insurance Carriers	15,577,951	4.61
Justice, Public Order and Safety	2,280	0.00
Leather and Leather Products	292,882	0.09
Legal Services	4,519	0.00
Lumber and Wood Products	315,085	0.09
Metal Mining	996,221	0.29
Miscellaneous Manufacturing Industries	502,806	0.15
Miscellaneous Retail	4,101,082	1.21
Motion Pictures	4,688,412	1.39

	VALUE	%

Nondepository Institutions	$ 7,513,324	2.22%
Nonmetallic Minerals, Except Fuels	142,763	0.04
Oil and Gas Extraction	4,747,246	1.40
Paper and Allied Products	2,390,827	0.71
Personal Services	669,480	0.20
Petroleum and Coal Products	12,525,165	3.70
Primary Metal Industries	1,745,175	0.52
Printing and Publishing	2,749,996	0.81
Railroad Transportation	1,380,047	0.41
Real Estate	215,586	0.06
Rubber and Miscellaneous Plastic Products	732,058	0.22
Security and Commodity Brokers	6,831,253	2.02
Social Services	13,356	0.00
Special Trade Contractors	119,682	0.03
Stone, Clay, and Glass Products	597,844	0.18
Textile Mill Products	128,455	0.04
Tobacco Products	3,502,934	1.03
Transportation By Air	1,280,349	0.38
Transportation Equipment	8,563,579	2.53
Transportation Services	344,884	0.10
Trucking and Warehousing	1,399,356	0.41
Water Transportation	91,548	0.03
Wholesale Trade-Durable Goods	5,701,238	1.68
Wholesale Trade-Nondurable Goods	2,628,951	0.78

TOTAL COMMON STOCK (Cost $315,099,106)	331,282,777	97.96

SHORT TERM INVESTMENT
U.S. Government and Agencies Discount Notes	5,859,691	1.73

TOTAL SHORT TERM INVESTMENT (Cost $5,859,772)	5,859,691	1.73

TOTAL PORTFOLIO (Cost $320,958,878)	337,142,468	99.69
OTHER ASSETS & LIABILITIES, NET	1,045,736	0.31

NET ASSETS	$338,188,204	100.00%

SHARES		VALUE

COMMON STOCK—97.96%
AGRICULTURAL PRODUCTION- CROPS—0.01%
200	Alico, Inc	$ 6,952
1,045	Delta & Pine Land Co	26,543

	TOTAL AGRICULTURAL
	PRODUCTION-CROPS	33,495

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 53

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

AGRICULTURAL PRODUCTION- LIVESTOCK—0.00%
10		Seaboard Corp	$ 2,820

		TOTAL AGRICULTURAL
		PRODUCTION-LIVESTOCK	2,820

AGRICULTURAL SERVICES—0.01%
844	*	VCA Antech, Inc	26,147

		TOTAL AGRICULTURAL
		SERVICES	26,147

AMUSEMENT AND RECREATION SERVICES—0.13%
1,225	*	Alliance Gaming Corp	30,196
641	*	Argosy Gaming Co	16,660
950	*	Aztar Corp	21,375
790	*	Bally Total Fitness
		Holding Corp	5,530
273		Churchill Downs, Inc	9,883
305		Dover Downs Gaming &
		Entertainment, Inc	2,885
151		Dover Motorsport, Inc	529
568	*	Gaylord Entertainment Co	16,955
2,963		Harrah’s Entertainment, Inc	147,469
879		International Speedway
		Corp (Class A)	39,256
243	*	Isle Of Capri Casinos, Inc	5,217
1,100		Magna Entertainment Corp
		(Class A)	5,577
1,000	*	MTR Gaming Group, Inc	10,300
285	*	Multimedia Games, Inc	11,714
750	*	Penn National Gaming, Inc	17,310
2,074	*	Six Flags, Inc	15,596
587		Speedway Motorsports, Inc	16,976
872		Station Casinos, Inc	26,709
886	*	WMS Industries, Inc	23,213
325		World Wrestling Federation
		Entertainment, Inc	4,258

		TOTAL AMUSEMENT AND RECREATION SERVICES	427,608

APPAREL AND ACCESSORY STORES—0.56%
2,454	*	Abercrombie & Fitch Co
		(Class A)	60,638
471	*	Aeropostale, Inc	12,915
1,217	*	American Eagle
		Outfitters, Inc	19,959
1,312	*	AnnTaylor Stores Corp	51,168
110	*	Bebe Stores, Inc	2,859
100		Buckle, Inc	2,215
444		Burlington Coat Factory
		Warehouse Corp	9,395
457		Cato Corp (Class A)	9,369

SHARES			VALUE

152	*	Charlotte Russe
		Holding, Inc	$ 2,107
3,171	*	Charming Shoppes, Inc	17,123
2,340	*	Chico’s FAS, Inc	86,463
217	*	Children’s Place Retail
		Stores, Inc	5,800
933		Christopher & Banks Corp	18,221
2,312		Claire’s Stores, Inc	43,558
58		Deb Shops, Inc	1,247
618	*	Dress Barn, Inc	9,264
600	*	Finish Line, Inc (Class A)	17,982
4,196		Foot Locker, Inc	98,396
1,033	*	Footstar, Inc	3,977
18,623		Gap, Inc	432,240
646	*	Genesco, Inc	9,774
216		Goody’s Family
		Clothing, Inc	2,022
510	*	Gymboree Corp	8,787
1,266	*	Hot Topic, Inc	37,296
119	*	JOS A. Bank Clothiers, Inc	4,128
12,073		Limited Brands, Inc	217,676
100	*	Mothers Work, Inc	2,440
2,603		Nordstrom, Inc	89,283
333		Oshkosh B’gosh, Inc
		(Class A)	7,146
1,809	*	Pacific Sunwear Of
		California, Inc	38,206
1,721	*	Payless Shoesource, Inc	23,061
4,566		Ross Stores, Inc	120,679
98	*	Shoe Carnival, Inc	1,744
473	*	Stage Stores, Inc	13,197
646		Talbots, Inc	19,884
14,687		TJX Cos, Inc	323,848
963	*	Too, Inc	16,255
660	*	Urban Outfitters, Inc	24,453
1,291	*	Wet Seal, Inc (Class A)	12,768
100	*	Wilsons The Leather
		Experts, Inc	349

		TOTAL APPAREL AND
		ACCESSORY STORES	1,877,892

APPAREL AND OTHER TEXTILE PRODUCTS—0.15%
270	*	Collins & Aikman Corp	1,169
371	*	Columbia Sportswear Co	20,220
543	*	DHB Industries, Inc	3,801
203	*	Guess?, Inc	2,450
3,514		Jones Apparel Group, Inc	123,798
705		Kellwood Co	28,905
3,160		Liz Claiborne, Inc	112,054
310		Oxford Industries, Inc	10,503
685		Phillips-Van Heusen Corp	12,152
1,021		Polo Ralph Lauren Corp	29,405

54 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS—(Continued)
1,457	*	Quiksilver, Inc	$ 25,833
2,513		VF Corp	108,662
900	*	Warnaco Group, Inc	14,355

		TOTAL APPAREL AND
		OTHER TEXTILE
		PRODUCTS	493,307

AUTO REPAIR, SERVICES AND PARKING—0.03%
346		Central Parking Corp	5,166
891	*	Dollar Thrifty Automotive
		Group, Inc	23,113
730	*	Midas, Inc	10,439
109	*	Monro Muffler Brake, Inc	2,181
1,348		Ryder System, Inc	46,034

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	86,933

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.18%
792	*	Advance Auto Parts	64,469
109	*	America’s Car Mart, Inc	2,934
500	*	Asbury Automotive
		Group, Inc	8,955
5,122	*	Autonation, Inc	94,091
1,931	*	Autozone, Inc	164,541
3,064	*	Carmax, Inc	94,770
2,357	*	Copart, Inc	38,891
892	*	CSK Auto Corp	16,743
457	*	Group 1 Automotive, Inc	16,539
500		Lithia Motors, Inc
		(Class A)	12,605
100	*	MarineMax, Inc	1,943
1,128	*	O’Reilly Automotive, Inc	43,270
900		Sonic Automotive, Inc	20,628
305		United Auto Group, Inc	9,547
141	*	West Marine, Inc	3,921

		TOTAL AUTOMOTIVE
		DEALERS AND SERVICE
		STATIONS	593,847

BUILDING MATERIALS AND GARDEN SUPPLIES—1.09%
200		Building Materials
		Holding Corp	3,106
395	*	Central Garden & Pet Co	11,072
1,810		Fastenal Co	90,391
65,471		Home Depot, Inc	2,323,566
2,901	*	Louisiana-Pacific Corp	51,870
21,786		Lowe’s Cos	1,206,727

		TOTAL BUILDING MATERIALS
		AND GARDEN SUPPLIES	3,686,732

SHARES			VALUE

BUSINESS SERVICES—6.71%
9,899	*	3Com Corp	$ 80,875
550		Aaron Rents, Inc	11,072
1,217		ABM Industries, Inc	21,188
942	*	ActivCard Corp	7,423
2,698	*	Activision, Inc	49,104
1,973	*	Acxiom Corp	36,639
862	*	Administaff, Inc	14,982
6,770		Adobe Systems, Inc	266,061
794	*	Advent Software, Inc	13,839
839		Advo, Inc	26,647
3,000	*	Aether Systems, Inc	14,250
3,228	*	Affiliated Computer
		Services, Inc (Class A)	175,797
800	*	Agile Software Corp	7,920
4,920	*	Akamai Technologies, Inc	52,890
919	*	Alliance Data
		Systems Corp	25,438
229	*	Altiris, Inc	8,354
915	*	American Management Systems, Inc	13,789
791	*	AMN Healthcare
		Services, Inc	13,574
174	*	Ansoft Corp	2,232
600	*	Ansys, Inc	23,820
705	*	Anteon International Corp	25,415
100	*	APAC Customer
		Services, Inc	260
2,300	*	Aquantive, Inc	23,575
699	*	Arbitron, Inc	29,162
6,400	*	Ariba, Inc	19,200
1,200	*	Armor Holdings, Inc	31,572
1,837	*	Ascential Software Corp	47,633
798	*	Asiainfo Holdings, Inc	5,331
900	*	Ask Jeeves, Inc	16,308
3,079	*	Aspect Communications
		Corp	48,525
2,395	*	Aspen Technology, Inc	24,573
698	*	At Road, Inc	9,283
100	*	Atari, Inc	420
750	*	Autobytel, Inc	6,810
3,014		Autodesk, Inc	74,084
17,194		Automatic Data
		Processing, Inc	681,054
151	*	Bankrate, Inc	1,869
366		Barra, Inc	12,989
10,635	*	BEA Systems, Inc	130,811
3,007	*	Bisys Group, Inc	44,744
6,670	*	BMC Software, Inc	124,396
1,500	*	Borland Software Corp	14,595
479		Brady Corp (Class A)	19,519
1,480		Brink’s Co	33,463
689	*	Broadvision, Inc	2,935

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 55

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

BUSINESS SERVICES—(Continued)
6,766	*	Brocade Communications
		Systems, Inc	$ 39,107
945	*	CACI International, Inc
		(Class A)	45,946
7,517	*	Cadence Design
		Systems, Inc	135,156
1,041	*	Catalina Marketing Corp	20,987
694	*	CCC Information Services
		Group, Inc	11,729
462		CDI Corp	15,131
28,890	*	Cendant Corp	643,380
3,721	*	Ceridian Corp	77,918
731	*	Cerner Corp	27,668
1,658		Certegy, Inc	54,382
1,840	*	Checkfree Corp	50,876
2,263	*	ChoicePoint, Inc	86,198
1,170	*	Ciber, Inc	10,132
4,357	*	Citrix Systems, Inc	92,412
9,912	*	CMGI, Inc	17,643
3,399	*	CNET Networks, Inc	23,181
1,753	*	Cognizant Technology
		Solutions Corp	80,038
12,993		Computer Associates
		International, Inc	355,229
429	*	Computer Horizons Corp	1,686
167		Computer Programs &
		Systems, Inc	3,360
5,236	*	Computer Sciences Corp	231,588
10,671	*	Compuware Corp	64,453
217	*	Concord
		Communications, Inc	4,333
615	*	Concur Technologies, Inc	5,953
3,938	*	Convergys Corp	68,757
485	*	CoStar Group, Inc	20,215
1,733	*	CSG Systems
		International, Inc	21,645
274	*	Cyberguard Corp	2,389
2,022	*	D&B Corp	102,536
160	*	Datastream Systems, Inc	1,256
1,576		Deluxe Corp	65,136
704	*	Dendrite International, Inc	11,032
100	*	Digimarc Corp	1,330
800	*	Digital Insight Corp	19,920
766	*	Digital River, Inc	16,929
944	*	Digitalthink, Inc	2,653
2,627	*	DoubleClick, Inc	26,848
2,539	*	DST Systems, Inc	106,029
1,500	*	E.piphany, Inc	10,815
3,411	*	Earthlink, Inc	34,110
570	*	Echelon Corp	6,350
774	*	Eclipsys Corp	9,009
313	*	eCollege.com, Inc	5,778

SHARES			VALUE

1,052	*	eFunds Corp	$ 18,252
154		Electro Rent Corp	2,054
6,506	*	Electronic Arts, Inc	310,857
12,661		Electronic Data
		Systems Corp	310,701
100	*	Embarcadero
		Technologies, Inc	1,595
6,422	*	Enterasys Networks, Inc	24,083
560	*	Entrust, Inc	2,285
400	*	Epicor Software Corp	5,104
350	*	EPIQ Systems, Inc	5,996
4,017		Equifax, Inc	98,417
632	*	eSpeed, Inc (Class A)	14,795
2,903	*	Extreme Networks, Inc	20,931
900	*	F5 Networks, Inc	22,590
535		Factset Research
		Systems, Inc	20,442
1,111		Fair Isaac Corp	54,617
789	*	Filenet Corp	21,366
298	*	FindWhat.com	5,588
21,201		First Data Corp	871,149
5,163	*	Fiserv, Inc	203,990
994	*	Freemarkets, Inc	6,650
560	*	Gerber Scientific, Inc	4,458
1,043	*	Getty Images, Inc	52,286
368		Gevity HR, Inc	8,184
4		Grey Global Group, Inc	2,732
242	*	Group 1 Software, Inc	4,264
219	*	GSI Commerce, Inc	2,138
1,484		GTECH Holdings Corp	73,443
1,141	*	Harris Interactive, Inc	9,470
226		Healthcare Services Group	4,360
247	*	Heidrick & Struggles
		International, Inc	5,385
1,902		Henry (Jack) &
		Associates, Inc	39,143
1,600	*	Homestore, Inc	7,568
150	*	Hudson Highland
		Group, Inc	3,578
1,021	*	Hyperion Solutions Corp	30,773
453	*	IDX Systems Corp	12,149
881		Imation Corp	30,967
6,884		IMS Health, Inc	171,136
1,584	*	Informatica Corp	16,315
700	*	Infospace, Inc	16,135
485	*	infoUSA, Inc	3,599
300		Integral Systems, Inc	6,456
861	*	Interactive Data Corp	14,258
38	*	InterActiveCorp	1,623
1,218	*	Intergraph Corp	29,135
1,031	*	Internet Security
		Systems, Inc	19,414
77		Interpool, Inc	1,117

56 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

BUSINESS SERVICES—(Continued)
10,849	*	Interpublic Group Of
		Cos, Inc	$ 169,244
1,025	*	Interwoven, Inc	12,956
388	*	Intrado, Inc	8,517
5,207	*	Intuit, Inc	275,502
148	*	iPayment, Inc	5,032
1,746	*	Iron Mountain, Inc	69,037
844	*	JDA Software Group, Inc	13,934
9,268	*	Juniper Networks, Inc	173,126
619	*	Kana Software, Inc	2,086
1,289	*	Keane, Inc	18,871
567		Kelly Services, Inc
		(Class A)	16,182
700	*	Keynote Systems, Inc	8,330
889	*	KFX ,Inc	6,712
983	*	Korn/Ferry International	13,113
943	*	Kroll, Inc	24,518
41	*	Kronos Worldwide, Inc	910
774	*	Kronos, Inc	30,658
534	*	Labor Ready, Inc	6,995
1,880	*	Lamar Advertising Co	70,162
300	*	Lawson Software, Inc	2,469
606	*	Lionbridge Technologies	5,824
3,200	*	Looksmart Ltd	4,960
1,970	*	Macromedia, Inc	35,145
1,186	*	Macrovision Corp	26,792
353	*	Magma Design
		Automation, Inc	8,239
440	*	Manhattan Associates, Inc	12,162
2,064		Manpower, Inc	97,173
498	*	Mantech International Corp
		(Class A)	12,425
3,554	*	Manugistics Group, Inc	22,213
300	*	MAPICS, Inc	3,927
160	*	Marketwatch.com, Inc	1,377
1,155	*	Matrixone, Inc	7,115
134		McGrath RentCorp	3,652
106	*	Medical Staffing Network
		Holdings, Inc	1,161
148	*	MedQuist, Inc	2,377
200	*	Memberworks, Inc	5,434
1,642	*	Mentor Graphics Corp	23,875
2,309	*	Mercury Interactive Corp	112,310
2,358	*	Micromuse, Inc	16,270
254,897		Microsoft Corp	7,019,863
300	*	MicroStrategy, Inc	15,744
311	*	Midway Games, Inc	1,207
2,508	*	Mindspeed
		Technologies, Inc	17,180
2,604	*	Monster Worldwide, Inc	57,184
3,085	*	MPS Group, Inc	28,845
204	*	MRO Software, Inc	2,746

SHARES			VALUE

649	*	MSC.Software Corp	$ 6,133
791		National Instruments Corp	35,967
103	*	National Processing, Inc	2,426
345	*	NCO Group, Inc	7,856
2,599	*	NCR Corp	100,841
828		NDCHealth Corp	21,213
200	*	Neoforma, Inc	2,128
374	*	Neoware Systems, Inc	5,124
687	*	Netegrity, Inc	7,083
1,440	*	NETIQ Corp	19,080
271	*	Netratings, Inc	3,098
100	*	Netscout Systems, Inc	760
1,700	*	NetScreen
		Technologies, Inc	42,075
4,191	*	Network Associates, Inc	63,033
608	*	Network Equipment
		Technologies, Inc	6,688
1,600	*	NIC, Inc	12,848
10,782	*	Novell, Inc	113,427
241	*	Nuance
		Communications, Inc	1,841
300	*	NYFIX, Inc	2,385
5,423		Omnicom Group, Inc	473,591
100	*	Opnet Technologies, Inc	1,646
1,284	*	Opsware, Inc	9,502
110,505	*	Oracle Corp	1,458,666
800	*	Packeteer, Inc	13,584
277	*	PalmSource, Inc	6,036
7,896	*	Parametric Technology
		Corp	31,110
700	*	PC-Tel, Inc	7,427
388	*	PDF Solutions, Inc	5,781
122	*	PDI, Inc	3,271
93	*	PEC Solutions, Inc	1,576
666	*	Pegasus Solutions, Inc	6,973
9,179	*	Peoplesoft, Inc	209,281
2,293	*	Perot Systems Corp
		(Class A)	30,910
645	*	Pixar, Inc	44,692
669	*	Portal Software, Inc	4,502
300	*	Portfolio Recovery
		Associates, Inc	7,965
617	*	Progress Software Corp	12,624
996	*	Pumatech, Inc	3,964
88	*	Quality Systems, Inc	3,924
1,385	*	Quest Software, Inc	19,667
690	*	R.H. Donnelley Corp	27,490
457	*	Radiant Systems, Inc	3,843
438	*	Radisys Corp	7,385
1,284	*	Raindance
		Communications, Inc	3,531
2,043	*	RealNetworks, Inc	11,666
3,355	*	Red Hat, Inc	62,973

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 57

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

BUSINESS SERVICES—(Continued)
1,540	*	Redback Networks, Inc	$ 356
648	*	Register.com, Inc	3,402
200	*	Renaissance Learning, Inc	4,816
1,910	*	Rent-A-Center, Inc	57,071
663	*	Rent-Way, Inc	5,430
1,714	*	Retek, Inc	15,906
891	*	Rewards Network, Inc	9,498
1,743		Reynolds & Reynolds Co (Class A)	50,634
4,004	*	Robert Half
		International, Inc	93,453
646		Rollins, Inc	14,567
296	*	Roxio, Inc	1,418
1,254	*	RSA Security, Inc	17,807
2,656	*	S1 Corp	21,381
230	*	SafeNet, Inc	7,077
696	*	SAFLINK Corp	1,872
148	*	Sanchez Computer
		Associates, Inc	614
1,800	*	Sapient Corp	10,080
3,235	*	Scansoft, Inc	17,210
858	*	Secure Computing Corp	15,367
356	*	Seebeyond Technology Corp	1,527
849	*	Serena Software, Inc	15,579
12,030	*	Siebel Systems, Inc	166,856
327	*	SM&A	3,826
500	*	Sohu.com, Inc	15,005
2,500	*	SonicWALL, Inc	19,500
1,568	*	Sotheby’s Holdings, Inc
		(Class A)	21,419
311	*	Source Interlink Cos, Inc	3,303
1,306	*	Spherion Corp	12,786
330	*	SPSS, Inc	5,900
228	*	SRA International, Inc
		(Class A)	9,827
300		SS&C Technologies, Inc	8,385
227		Startek, Inc	9,259
472	*	Stellent, Inc	4,644
186	*	Stratasys, Inc	5,070
92,241	*	Sun Microsystems, Inc	414,162
8,163	*	SunGard Data Systems, Inc	226,197
2,587	*	Sybase, Inc	53,240
184	*	Sykes Enterprises, Inc	1,575
8,362	*	Symantec Corp	289,743
3,966	*	Synopsys, Inc	133,892
323	*	Synplicity, Inc	2,529
77		Syntel, Inc	1,903
1,021	*	Systems & Computer
		Technology Corp	16,693
1,037	*	Take-Two Interactive
		Software, Inc	29,876
364		Talx Corp	8,383

SHARES			VALUE

534	*	TeleTech Holdings, Inc	$ 6,034
341	*	TheStreet.com, Inc	1,405
1,250	*	THQ, Inc	21,138
2,326	*	TIBCO Software, Inc	15,747
376	*	Tier Technologies, Inc
		(Class B)	3,072
2,139	*	Titan Corp	46,652
1,127		Total System Services, Inc	35,084
466	*	TradeStation Group, Inc	4,129
1,323	*	Transaction Systems
		Architects, Inc (Class A)	29,939
300	*	Trizetto Group, Inc	1,935
1,740	*	Tyler Technologies, Inc	16,756
8,003	*	Unisys Corp	118,845
1,147	*	United Online, Inc	19,258
1,285	*	United Rentals, Inc	24,749
775	*	Universal Compression
		Holdings, Inc	20,274
1,773	*	Valueclick, Inc	16,099
2,321	*	Vastera, Inc	9,284
6,034	*	VeriSign, Inc	98,354
11,851	*	Veritas Software Corp	440,383
522	*	Verity, Inc	8,712
2,331		Viad Corp	58,275
6,873	*	Vignette Corp	15,602
488	*	VitalWorks, Inc	2,157
493	*	Vitria Technology, Inc	3,500
131	*	Volt Information
		Sciences, Inc	2,961
882	*	WatchGuard
		Technologies, Inc	5,133
713	*	WebEx
		Communications, Inc	14,331
7,656	*	WebMD Corp	68,827
1,434	*	webMethods, Inc	13,121
600	*	Websense, Inc	17,544
2,547	*	Westwood One, Inc	87,133
1,698	*	Wind River Systems, Inc	14,874
15,283	*	Yahoo!, Inc	690,333

		TOTAL BUSINESS
		SERVICES	22,679,009

CHEMICALS AND ALLIED PRODUCTS—11.33%
44,564		Abbott Laboratories	2,076,682
2,036	*	Abgenix, Inc	25,369
400	*	Able Laboratories, Inc	7,228
239		Aceto Corp	6,104
1,486	*	Adolor Corp	29,750
6,398		Air Products & Chemicals, Inc	338,006
646	*	Albany Molecular
		Research, Inc	9,703

58 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
948		Albemarle Corp	$ 28,412
1,094		Alberto-Culver Co
		(Class B)	69,010
440	*	Alexion
		Pharmaceuticals, Inc	7,489
2,132	*	Alkermes, Inc	28,782
3,966		Allergan, Inc	304,628
1,204		Alpharma, Inc (Class A)	24,200
905	*	Alteon, Inc	1,421
600	*	American Pharmaceutical
		Partners, Inc	20,160
36,858	*	Amgen, Inc	2,277,824
2,692	*	Amylin
		Pharmaceuticals, Inc	59,816
1,968	*	Andrx Corp	47,311
200	*	Aphton Corp	1,200
530		Arch Chemicals, Inc	13,600
499	*	Arena Pharmaceuticals, Inc	3,094
941	*	Atherogenics, Inc	14,068
680	*	Atrix Laboratories, Inc	16,347
1,624	*	Avant
		Immunotherapeutics, Inc	4,450
3,256		Avery Dennison Corp	182,401
556	*	AVI BioPharma, Inc	2,263
6,719		Avon Products, Inc	453,465
1,377	*	Barr Pharmaceuticals, Inc	105,960
345	*	Benthley
		Pharmaceuticals, Inc	4,589
8,494	*	Biogen Idec, Inc	312,409
1,702	*	BioMarin
		Pharmaceutical, Inc	13,223
300	*	Biopure Corp	714
286	*	Biosite, Inc	8,280
100	*	Bone Care
		International, Inc	1,274
400	*	Bradley
		Pharmaceuticals, Inc	10,172
55,346		Bristol-Myers Squibb Co	1,582,896
1,371		Cabot Corp	43,653
828		Calgon Carbon Corp	5,142
463		Cambrex Corp	11,695
922	*	Cell Genesys, Inc	11,931
1,000	*	Cell Therapeutics, Inc	8,700
1,233	*	Cephalon, Inc	59,690
1,254	*	Charles River Laboratories
		International, Inc	43,050
380	*	Chattem, Inc	6,802
2,746	*	Chiron Corp	156,495
946		Church & Dwight Co, Inc	37,462
385	*	Cima Labs, Inc	12,559
4,493		Clorox Co	218,180

SHARES			VALUE

15,271		Colgate-Palmolive Co	$ 764,314
206	*	Collagenex
		Pharmaceuticals, Inc	2,309
809	*	Columbia Laboratories, Inc	5,097
900	*	Connetics Corp	16,344
1,019	*	Corixa Corp	6,155
3,135		Crompton Corp	22,478
794	*	Cubist
		Pharmaceuticals, Inc	9,655
1,142	*	Cytec Industries, Inc	43,841
1,100	*	Dade Behring Holdings, Inc	39,314
110	*	DEL Laboratories, Inc	2,756
212	*	Dendreon Corp	1,709
584		Diagnostic Products Corp	26,811
2,738		Dial Corp	77,951
300	*	Digene Corp	12,030
758	*	Discovery Laboratories, Inc	7,951
279	*	Dov Pharmaceutical, Inc	3,758
25,910		Dow Chemical Co	1,077,079
28,503		Du Pont (E.I.) de Nemours
		& Co	1,308,003
200	*	Durect Corp	516
2,358		Eastman Chemical Co	93,212
5,232		Ecolab, Inc	143,200
562	*	Elizabeth Arden, Inc	11,195
400	*	Encysive
		Pharmaceuticals, Inc	3,580
1,167	*	Enzon, Inc	14,004
434	*	Eon Labs, Inc	22,112
343	*	EPIX Medical, Inc	5,584
791	*	Esperion Therapeutics, Inc	27,377
3,038		Estee Lauder Cos (Class A)	119,272
600	*	Ethyl Corp	13,122
943		Ferro Corp	25,659
306	*	First Horizon
		Pharmaceutical	3,427
1,078	*	FMC Corp	36,792
9,796	*	Forest Laboratories, Inc	605,393
5,873	*	Genentech, Inc	549,537
1,261	*	Genta, Inc	13,127
5,579	*	Genzyme Corp	275,268
717		Georgia Gulf Corp	20,707
795	*	Geron Corp	7,926
5,659	*	Gilead Sciences, Inc	329,014
29,226		Gillette Co	1,073,471
1,259		Great Lakes Chemical Corp	34,232
621	*	GTC Biotherapeutics, Inc	1,981
587	*	Guilford
		Pharmaceuticals, Inc	3,980
790		H.B. Fuller Co	23,495
118	*	Hi-Tech Pharmacal Co, Inc	2,773
181	*	Hollis-Eden
		Pharmaceuticals	1,993

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 59

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
3,724	*	Human Genome
		Sciences, Inc	$ 49,343
1,408	*	ICOS Corp	58,122
938	*	Idexx Laboratories, Inc	43,411
1,100	*	Ilex Oncology, Inc	23,375
2,676	*	IMC Global, Inc	26,573
1,578	*	ImClone Systems, Inc	62,583
514	*	Immucor, Inc	10,480
1,000	*	Immunogen, Inc	5,050
2,000	*	Immunomedics, Inc	9,120
700	*	Impax Laboratories, Inc	10,073
438	*	Indevus
		Pharmaceuticals, Inc	2,580
800	*	Inspire
		Pharmaceuticals, Inc	11,328
672	*	InterMune, Inc	15,564
2,070		International Flavors &
		Fragrances, Inc	72,284
334	*	Inverness Medical
		Innovations, Inc	7,275
1,520	*	Invitrogen Corp	106,400
2,316	*	Isis Pharmaceuticals, Inc	15,054
3,822	*	IVAX Corp	91,269
6,496	*	King Pharmaceuticals, Inc	99,129
280	*	Kos Pharmaceuticals, Inc	12,051
1,171	*	KV Pharmaceutical Co
		(Class A)	29,861
1,143	*	La Jolla Pharmaceutical Co	4,903
158	*	Lannett Co, Inc	2,656
1,666	*	Ligand Pharmaceuticals,
		Inc (Class B)	24,474
27,596		Lilly (Eli) & Co	1,940,827
758		MacDermid, Inc	25,954
600	*	Martek Biosciences Corp	38,982
2,600	*	Medarex, Inc	16,198
1,020	*	Medicines Co	30,049
607		Medicis Pharmaceutical
		Corp (Class A)	43,279
7,227	*	MedImmune, Inc	183,566
64,024		Merck & Co, Inc	2,957,909
264		Meridian Bioscience, Inc	2,754
700	*	MGI Pharma, Inc	28,805
1,457	*	Millennium Chemicals, Inc	18,475
7,969	*	Millennium
		Pharmaceuticals, Inc	148,781
579		Minerals Technologies, Inc	34,306
7,870		Mylan Laboratories, Inc	198,796
1,400	*	Nabi Biopharmaceuticals	17,794
152		Nature’s Sunshine
		Products, Inc	1,284
1,323	*	NBTY, Inc	35,536

SHARES			VALUE

1,500	*	Nektar Therapeutics	$ 20,415
374	*	Neose Technologies, Inc	3,441
1,057	*	Neurocrine Biosciences, Inc	57,649
82		NL Industries, Inc	959
885	*	Noven
		Pharmaceuticals, Inc	13,461
769	*	NPS Pharmaceuticals, Inc	23,639
1,097	*	Nuvelo, Inc	3,807
145		Octel Corp	2,855
1,442		Olin Corp	28,927
990	*	OM Group, Inc	25,928
1,924	*	Omnova Solutions, Inc	9,235
639	*	Onyx Pharmaceuticals, Inc	18,039
970	*	OraSure Technologies, Inc	7,721
1,000	*	OSI Pharmaceuticals, Inc	32,210
100	*	Pain Therapeutics, Inc	695
1,123	*	Palatin Technologies, Inc	2,808
700	*	Penwest
		Pharmaceuticals Co	12,096
900	*	Peregrine
		Pharmaceuticals, Inc	1,989
225,027		Pfizer, Inc	7,950,204
915	*	Pharmaceutical
		Resources, Inc	59,612
528		PolyMedica Corp	13,892
3,378	*	PolyOne Corp	21,585
607	*	Pozen, Inc	6,191
5,011		PPG Industries, Inc	320,804
1,238	*	Praecis
		Pharmaceuticals, Inc	7,973
9,274		Praxair, Inc	354,267
36,973		Procter & Gamble Co	3,692,863
216	*	Progenics Pharmaceuticals	4,074
2,380	*	Protein Design Labs, Inc	42,602
200		Quaker Chemical Corp	6,150
351	*	Quidel Corp	3,798
100	*	Revlon, Inc (Class A)	224
4,545		Rohm & Haas Co	194,117
3,507		RPM International, Inc	57,725
479	*	Salix Pharmaceuticals Ltd	10,859
41,963		Schering-Plough Corp	729,737
1,009	*	Sciclone
		Pharmaceuticals, Inc	6,841
768	*	Scotts Co (Class A)	45,435
2,248	*	Sepracor, Inc	53,795
919	*	Serologicals Corp	17,093
3,532		Sherwin-Williams Co	122,702
2,346	*	SICOR, Inc	63,811
1,976		Sigma-Aldrich Corp	112,988
385	*	Sirna Therapeutics, Inc	2,002
1,515	b*	Solutia, Inc	553
122		Stepan Co	3,129
672	*	SuperGen, Inc	7,392

60 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
375	*	SurModics, Inc	$ 8,963
603	*	Tanox, Inc	8,955
644	*	Third Wave
		Technologies, Inc	2,930
1,323	*	Unifi, Inc	8,533
700	*	United Therapeutics Corp	16,065
238	*	USANA Health
		Sciences, Inc	7,283
2,541		USEC, Inc	21,344
1,795		Valeant Pharmaceuticals
		International	45,144
1,336		Valspar Corp	66,025
1,886	*	Vertex Pharmaceuticals, Inc	19,294
1,400	*	Vicuron
		Pharmaceuticals, Inc	26,110
3,109	*	Watson
		Pharmaceuticals, Inc	143,014
928		Wellman, Inc	9,475
248		West Pharmaceutical
		Services, Inc	8,407
896	*	WR Grace & Co	2,303
37,964		Wyeth	1,611,572
500	*	Zymogenetics, Inc	7,750

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	38,304,875

COAL MINING—0.04%
1,220		Arch Coal, Inc	38,027
585		Consol Energy, Inc	15,152
1,660		Massey Energy Co	34,528
891		Peabody Energy Corp	37,164
168	*	Westmoreland Coal Co	2,940

		TOTAL COAL MINING	127,811

COMMUNICATIONS—5.16%
200	*	Acme Communication, Inc	1,758
9,031		Alltel Corp	420,664
5,425	*	American Tower Corp
		(Class A)	58,699
22,557		AT&T Corp	457,907
63,847	*	AT&T Wireless Services, Inc	510,138
11,891	*	Avaya, Inc	153,870
81	*	Beasley Broadcast Group,
		Inc (Class A)	1,331
52,703		BellSouth Corp	1,491,495
400	*	Boston Communications
		Group	3,716
3,053	*	Cablevision Systems Corp
		(Class A)	71,410
100	*	Centennial
		Communications Corp	526
4,097		CenturyTel, Inc	133,644

SHARES			VALUE

7,200	*	Charter Communications,
		Inc (Class A)	$ 28,944
5,523	*	Cincinnati Bell, Inc	27,891
14,830		Clear Channel
		Communications, Inc	694,489
48,893	*	Comcast Corp	1,607,113
12,753	*	Comcast Corp Special	398,914
582	*	Commonwealth Telephone
		Enterprises, Inc	21,971
6,438	*	Cox Communications, Inc
		(Class A)	221,789
864	*	Cox Radio, Inc (Class A)	21,799
4,557	*	Crown Castle International
		Corp	50,264
240	*	Crown Media Holdings, Inc
		(Class A)	1,985
470		CT Communications, Inc	6,345
1,075	*	Cumulus Media, Inc
		(Class A)	23,650
346		D&E Communications, Inc	5,020
771	*	Digital Generation Systems	1,727
516	*	Dobson Communications
		Corp (Class A)	3,390
6,402	*	EchoStar Communications
		Corp (Class A)	217,668
1,072	*	Emmis Communications
		Corp (Class A)	28,998
1,079	*	Entercom
		Communications Corp	57,144
1,058	*	Entravision
		Communications Corp
		(Class A)	11,744
168	*	Fisher Communications, Inc	8,568
3,132	*	Foundry Networks, Inc	85,692
4,933	*	Fox Entertainment Group,
		Inc (Class A)	143,797
1,242	*	General Communication,
		Inc (Class A)	10,805
882		Global Payments, Inc	41,560
336	*	Golden Telecom, Inc	9,324
1,071		Gray Television, Inc	16,194
581		Hearst-Argyle
		Television, Inc	16,012
400		Hickory Tech Corp	4,580
1,406	*	IDT Corp	31,143
75	*	IDT Corp (Class B)	1,735
600	*	Infonet Services Corp
		(Class B)	1,020
1,193	*	Insight Communications Co, Inc	12,300
11,773	*	InterActiveCorp	399,458
446	*	j2 Global
		Communications, Inc	11,047

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 61

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

COMMUNICATIONS—(Continued)
14,108	*	Level 3
		Communications, Inc	$ 80,416
361		Liberty Corp	16,314
1,659	*	Lightbridge, Inc	15,097
717	*	Lin TV Corp (Class A)	18,506
281	*	Lodgenet Entertainment
		Corp	5,137
119,297	*	Lucent Technologies, Inc	338,803
215	*	Mastec, Inc	3,184
205	*	McLeodUSA, Inc (Class A)	303
1,695	*	Mediacom Communications
		Corp	14,696
218	*	Metro One
		Telecommunications, Inc	567
666	*	Net2Phone, Inc	4,529
25,037	*	Nextel Communications,
		Inc (Class A)	702,538
2,400	*	Nextel Partners, Inc
		(Class A)	32,280
300	*	NII Holdings, Inc (Class B)	22,389
356		North Pittsburgh
		Systems, Inc	6,732
1,882	*	NTL, Inc	131,270
660	*	PanAmSat Corp	14,230
312	*	Paxson Communications
		Corp	1,201
84	*	Pegasus Communications
		Corp	2,359
1,163	*	Price Communications Corp	15,968
1,319	*	Primus Telecommunications
		Group	13,427
2,646	*	PTEK Holdings, Inc	23,311
38,127	*	Qwest Communications
		International, Inc	164,709
732	*	Radio One, Inc (Class A)	14,311
1,364	*	Radio One, Inc (Class D)	26,325
255	*	RCN Corp	204
200	*	Regent
		Communications, Inc	1,270
461	*	Saga Communications, Inc
		(Class A)	8,542
100	*	Salem Communications
		Corp (Class A)	2,712
94,784		SBC Communications, Inc	2,471,019
144		Shenandoah Telecom Co	7,381
694	*	Sinclair Broadcast Group,
		Inc (Class A)	10,354
500	*	Spanish Broadcasting
		System, Inc (Class A)	5,250
25,405		Sprint Corp (FON Group)	417,150
22,717	*	Sprint Corp (PCS Group)	127,670
581		SureWest Communications	23,484

SHARES			VALUE

1,014	*	Talk America
		Holdings, Inc	$ 11,681
1,415		Telephone & Data
		Systems, Inc	88,508
1,074	*	Time Warner Telecom,
		Inc (Class A)	10,880
1,200	*	Tivo, Inc	8,880
591	*	Triton PCS Holdings,
		Inc (Class A)	3,298
403	*	U.S. Cellular Corp	14,307
2,281	*	UnitedGlobalcom, Inc
		(Class A)	19,343
4,351	*	Univision Communications,
		Inc (Class A)	172,691
78,484		Verizon
		Communications, Inc	2,753,219
44,270		Viacom, Inc (Class B)	1,964,703
144		Warwick Valley
		Telephone Co	4,261
535	*	West Corp	12,428
1,413	*	Western Wireless Corp
		(Class A)	25,943
1,100	*	Wireless Facilities, Inc	16,346
2,777	*	XM Satellite Radio
		Holdings, Inc	73,202
185	*	Young Broadcasting, Inc
		(Class A)	3,707

		TOTAL COMMUNICATIONS	17,456,273

DEPOSITORY INSTITUTIONS—10.58%
187		1st Source Corp	4,022
135		ABC Bancorp	2,156
179		American National
		Bankshares, Inc	4,740
10,122		AmSouth Bancorp	247,989
495		Anchor Bancorp
		Wisconsin, Inc	12,326
131		Arrow Financial Corp	3,638
1,860		Associated Banc-Corp	79,329
2,254		Astoria Financial Corp	83,849
53		Bancfirst Corp	3,111
2,011		Bancorpsouth, Inc	47,701
1,100		Bank Mutual Corp	12,529
42,834		Bank Of America Corp	3,445,139
378		Bank Of Granite Corp	8,233
1,602		Bank Of Hawaii Corp	67,604
22,134		Bank Of New York Co, Inc	733,078
800		Bank Of The Ozarks, Inc	18,008
32,681		Bank One Corp	1,489,927
1,300		BankAtlantic Bancorp,
		Inc (Class A)	24,700
4,262		Banknorth Group, Inc	138,643

62 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
500	*	BankUnited Financial
		Corp (Class A)	$ 12,895
400		Banner Corp	10,060
1,336		Bay View Capital Corp	2,859
15,942		BB&T Corp	615,999
145		Berkshire Hills
		Bancorp, Inc	5,249
588	*	BOK Financial Corp	22,767
378		Boston Private Financial
		Holdings, Inc	9,390
300		Bryn Mawr Bank Corp	7,347
131		BSB Bancorp, Inc	5,175
90		C&F Financial Corp	3,573
202		Camco Financial Corp	3,501
110		Camden National Corp	3,340
121		Capital City Bank
		Group, Inc	5,565
133	*	Capital Corp of the West	5,272
610		Capitol Federal Financial	21,997
270		Cascade Bancorp	5,200
713		Cathay General Bancorp	39,700
137		Cavalry Bancorp, Inc	2,407
49		CB Bancshares, Inc	3,143
318		CCBT Financial Cos, Inc	11,114
202		Center Bancorp, Inc	3,971
111	*	Central Coast Bancorp	2,014
264		Central Pacific Financial
		Corp	7,931
200		Century Bancorp, Inc
		(Class A)	7,092
175		CFS Bancorp, Inc	2,597
154		Charter Financial Corp	5,740
6,543		Charter One Financial, Inc	226,061
623		Chemical Financial Corp	22,671
876		Chittenden Corp	29,469
146,765		Citigroup, Inc	7,123,973
1,342		Citizens Banking Corp	43,910
523		Citizens First Bancorp, Inc	11,924
240		Citizens South Banking
		Corp	3,348
400		City Bank	13,000
463		City Holding Co	16,205
1,146		City National Corp	71,190
98		CNB Financial Corp	4,124
100		Coastal Bancorp, Inc	4,111
121		Coastal Financial Corp	2,134
100		CoBiz, Inc	1,842
3,466		Colonial Bancgroup, Inc	60,031
179		Columbia Bancorp	5,719
505		Columbia Banking
		System, Inc	10,938
5,047		Comerica, Inc	282,935

SHARES			VALUE

1,974		Commerce Bancorp, Inc	$ 103,990
1,907		Commerce
		Bancshares, Inc	93,523
91		Commercial
		Bankshares, Inc	3,054
1,028		Commercial Federal Corp	27,458
455		Community Bank
		System, Inc	22,295
396		Community Trust
		Bancorp, Inc	11,959
3,528		Compass Bancshares, Inc	138,686
14,160	*	Concord EFS, Inc	210,134
470		Corus Bankshares, Inc	14,833
1,388		Cullen/Frost Bankers, Inc	56,311
1,014		CVB Financial Corp	19,564
506		Dime Community
		Bancshares	15,565
532		Downey Financial Corp	26,228
553		East West Bancorp, Inc	29,685
130		Eastern Virginia
		Bankshares, Inc	3,748
195	*	Euronet Worldwide, Inc	3,510
113		EverTrust Financial
		Group, Inc	3,598
112		Exchange National
		Bancshares, Inc	4,049
112		Farmers Capital Bank Corp	3,809
110		FFLC Bancorp, Inc	3,163
500		Fidelity Bankshares, Inc	15,700
14,267		Fifth Third Bancorp	843,180
500		Financial Institutions, Inc	14,115
300		First Bancorp
		(North Carolina)	9,423
1,032		First Bancorp (Puerto Rico)	40,816
141		First Busey Corp (Class A)	3,807
859		First Charter Corp	16,793
140		First Citizens Bancshares,
		Inc (Class A)	17,014
1,633		First Commonwealth
		Financial Corp	23,287
332		First Community Bancorp	11,998
243		First Community
		Bancshares, Inc	8,061
100		First Essex Bancorp, Inc	5,814
658		First Federal Capital Corp	14,818
973		First Financial Bancorp	15,519
465		First Financial
		Bankshares, Inc	19,391
446		First Financial Corp
		(Indiana)	13,384
450		First Financial
		Holdings, Inc	14,067
380		First Merchants Corp	9,700

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 63

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
1,205		First Midwest
		Bancorp, Inc	$ 39,054
304		First National Corp	9,123
237		First Oak Brook
		Bancshares, Inc	7,112
200		First Of Long Island Corp	8,600
340		First Republic Bank	12,172
750		First Sentinel Bancorp, Inc	15,795
100		First South Bancorp, Inc	3,650
200		First State Bancorp	6,950
3,776		First Tennessee
		National Corp	166,522
105		Firstbank Corp	3,272
550		Firstfed America
		Bancorp, Inc	14,317
669	*	FirstFed Financial Corp	29,102
2,164		FirstMerit Corp	58,363
176		Flag Financial Corp	2,270
900		Flagstar Bancorp, Inc	19,278
30,139		FleetBoston Financial Corp	1,315,567
144		FloridaFirst Bancorp, Inc	4,766
600		Flushing Financial Corp	10,968
1,224		FNB Corp	43,419
179		FNB Corp (Virginia)	5,316
416		Frontier Financial Corp	13,795
2,794		Fulton Financial Corp	61,218
112		GA Financial, Inc	3,890
120		GB&T Bancshares, Inc	2,836
349		Glacier Bancorp, Inc	11,334
1,000		Gold Banc Corp, Inc	14,060
3,503		Golden West Financial Corp	361,475
125		Great Southern
		Bancorp, Inc	5,796
300		Greene County
		Bancshares, Inc	6,984
3,303		Greenpoint Financial Corp	116,662
383		Hancock Holding Co	20,900
119		Hanmi Financial Corp	2,353
448		Harbor Florida
		Bancshares, Inc	13,310
701		Harleysville National Corp	21,100
450		Heartland Financial
		U.S.A., Inc	8,370
145		Heritage Financial Corp	3,173
4,540		Hibernia Corp (Class A)	106,735
1,974		Hudson City Bancorp, Inc	75,367
438		Hudson River Bancorp, Inc	17,095
1,309		Hudson United Bancorp	48,368
671		Humboldt Bancorp	11,756
6,285		Huntington
		Bancshares, Inc	141,413
183		IberiaBank Corp	10,797

SHARES			VALUE

70		IBT Bancorp, Inc	$ 4,146
283		Independent Bank Corp
		(Massachusetts)	8,156
449		Independent Bank Corp
		(Michigan)	12,734
1,708		IndyMac Bancorp, Inc	50,881
667		Integra Bank Corp	14,659
200	*	Intercept, Inc	2,258
217		Interchange Financial
		Services Corp	5,490
737		International
		Bancshares Corp	34,750
441		Irwin Financial Corp	13,847
126	*	Itla Capital Corp	6,313
58,039		J.P. Morgan Chase & Co	2,131,772
12,034		KeyCorp	352,837
164		Klamath First Bancorp, Inc	4,353
556		Lakeland Bancorp, Inc	8,929
69		Lakeland Financial Corp	2,437
115		LSB Bancshares, Inc	2,001
1,924		M & T Bank Corp	189,129
225		Macatawa Bank Corp	6,370
495		MAF Bancorp, Inc	20,741
400		Main Street Banks, Inc	10,600
187		MainSource Financial
		Group, Inc	5,764
6,388		Marshall & Ilsley Corp	244,341
243		MB Financial, Inc	8,845
600		MBT Financial Corp	9,906
12,284		Mellon Financial Corp	394,439
129		Mercantile Bank Corp	4,709
2,241		Mercantile Bankshares
		Corp	102,145
200		Merchants Bancshares, Inc	6,110
584		Mid-State Bancshares	14,857
427		Midwest Banc
		Holdings, Inc	9,501
119		MutualFirst Financial, Inc	3,015
400		Nara Bancorp, Inc	10,920
200		NASB Financial, Inc	8,382
94		National Bankshares, Inc	4,641
15,864		National City Corp	538,424
5,725		National Commerce
		Financial Corp	156,178
582		National Penn
		Bancshares, Inc	18,718
194		NBC Capital Corp	5,174
1,016		NBT Bancorp, Inc	21,783
1,289		NetBank, Inc	17,208
5,450		New York Community
		Bancorp, Inc	207,373
4,319		North Fork Bancorp, Inc	174,790
5,485		Northern Trust Corp	254,614

64 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
255		Northwest Bancorp, Inc	$ 5,447
88		Oak Hill Financial, Inc	2,711
375		OceanFirst Financial Corp	10,185
1,743	*	Ocwen Financial Corp	15,443
1,623		Old National Bancorp	37,086
127		Old Second Bancorp, Inc	6,287
333		Omega Financial Corp	12,817
189		PAB Bankshares, Inc	2,937
1,022		Pacific Capital Bancorp	37,630
345		Pacific Union Bank	8,808
366		Park National Corp	41,413
165		Parkvale Financial Corp	4,430
300		Partners Trust Financial
		Group, Inc	10,200
200		Peapack Gladstone
		Financial Corp	6,200
68		Pennfed Financial
		Services, Inc	2,278
213		Pennrock Financial
		Services Corp	6,632
322		Peoples Bancorp, Inc	9,513
598		People’s Bank	19,495
150		Peoples Holding Co	4,950
408		PFF Bancorp, Inc	14,802
7,971		PNC Financial Services
		Group, Inc	436,253
605		Provident Bankshares Corp	17,811
1,277		Provident Financial
		Group, Inc	40,800
93		Provident Financial
		Holdings	3,373
1,300		Provident Financial
		Services, Inc	24,570
492		R & G Financial Corp
		(Class B)	19,582
6,441		Regions Financial Corp	239,605
1,855		Republic Bancorp, Inc	25,024
100		Republic Bancorp, Inc
		(Class A) (Kentucky)	1,954
69		Republic Bancshares, Inc	2,171
120		Resource Bankshares Corp	3,784
691		Riggs National Corp	11,422
300		Royal Bancshares Of
		Pennsylvania (Class A)	7,650
701		S & T Bancorp, Inc	20,960
400		S.Y. Bancorp, Inc	8,224
144		Santander Bancorp	3,506
485		Seacoast Banking Corp
		Of Florida	8,421
600		Seacoast Financial
		Services Corp	16,446
140		Second Bancorp, Inc	3,696

SHARES			VALUE

101		Security Bank Corp	$ 3,182
300		Shore Bancshares, Inc	11,427
1,048	*	Silicon Valley Bancshares	37,801
256		Simmons First National
		Corp (Class A)	7,142
2,710		Sky Financial Group, Inc	70,297
355		Sound Federal Bancorp, Inc	5,534
1,740		South Financial Group, Inc	48,476
161		Southern Financial
		Bancorp, Inc	6,934
9,600		SouthTrust Corp	314,208
688		Southwest Bancorp Of
		Texas, Inc	26,729
340		Southwest Bancorp, Inc	6,079
8,466		Sovereign Bancorp, Inc	201,068
210		State Bancorp, Inc	5,095
137		State Financial Services
		Corp (Class A)	3,639
9,505		State Street Corp	495,020
1,598		Staten Island Bancorp, Inc	35,955
400		Sterling Bancorp	11,400
1,322		Sterling Bancshares, Inc	17,622
462		Sterling Financial Corp
		(Pennsylvania)	12,821
394	*	Sterling Financial Corp
		(Spokane)	13,487
172		Summit Bancshares, Inc	4,792
315	*	Sun Bancorp, Inc
		(New Jersey)	8,316
167		Sun Bancorp, Inc
		(Pennsylvania)	3,166
7,046		SunTrust Banks, Inc	503,789
8,544		Synovus Financial Corp	247,092
2,246		TCF Financial Corp	115,332
584		Texas Regional Bancshares,
		Inc (Class A)	21,608
200	*	TierOne Corp	4,592
69		Trico Bancshares	2,178
300		Troy Financial Corp	10,500
461		Trust Co Of New Jersey	18,292
2,399		Trustco Bank Corp NY	31,547
1,343		Trustmark Corp	39,310
54,782		U.S. Bancorp	1,631,408
487		U.S.B. Holding Co, Inc	9,447
1,296		UCBH Holdings, Inc	50,505
615		UMB Financial Corp	29,237
800		Umpqua Holdings Corp	16,632
103		Union Bankshares Corp	3,142
5,746		Union Planters Corp	180,942
1,397		UnionBanCal Corp	80,383
1,161		United Bankshares, Inc	36,223
527		United Community
		Banks, Inc	17,338

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 65

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

DEPOSITORY INSTITUTIONS—(Continued)
933		United Community
		Financial Corp	$ 10,646
172		United Securities
		Bancshares	4,979
466		Unizan Financial Corp	9,437
2,498		Valley National Bancorp	72,942
128	*	Virginia Commerce Bancorp	4,100
99		Virginia Financial
		Group, Inc	3,516
2,094		W Holding Co, Inc	38,976
36,594		Wachovia Corp	1,704,914
100		Warwick Community
		Bancorp	3,440
1,986		Washington Federal, Inc	56,402
378		Washington Trust
		Bancorp, Inc	9,904
1,243		Webster Financial Corp	57,004
48,210		Wells Fargo & Co	2,839,087
375		Wesbanco, Inc	10,384
463		West Coast Bancorp	9,880
942		Westamerica Bancorp	46,817
94	*	Western Sierra Bancorp	4,418
1,127		Whitney Holding Corp	46,196
298		Willow Grove Bancorp, Inc	5,292
1,780		Wilmington Trust Corp	64,080
387		Wintrust Financial Corp	17,454
200		WSFS Financial Corp	8,970
210		Yadkin Valley Bank and
		Trust Co	3,591
400		Yardville National Bancorp	10,296
2,443		Zions Bancorp	149,829

		TOTAL DEPOSITORY
		INSTITUTIONS	35,783,654

EATING AND DRINKING PLACES—0.67%
1,524		Applebee’s
		International, Inc	59,847
1,912		Aramark Corp (Class B)	52,427
945		Bob Evans Farms, Inc	30,675
2,842	*	Brinker International, Inc	94,241
599	*	California Pizza
		Kitchen, Inc	12,058
1,521		CBRL Group, Inc	58,193
554	*	CEC Entertainment, Inc	26,254
289	*	Chicago Pizza &
		Brewery, Inc	4,312
1,195	*	CKE Restaurants, Inc	7,636
4,771		Darden Restaurants, Inc	100,382
298	*	Dave & Buster’s, Inc	3,779
571		IHOP Corp	21,972
805	*	Jack In The Box, Inc	17,195

SHARES			VALUE

1,673	*	Krispy Kreme
		Doughnuts, Inc	$ 61,232
601		Landry’s Restaurants, Inc	15,458
325		Lone Star Steakhouse &
		Saloon, Inc	7,534
36,421		McDonald’s Corp	904,333
553	*	O’Charley’s, Inc	9,926
1,699		Outback Steakhouse, Inc	75,113
821	*	P.F. Chang’s China
		Bistro, Inc	41,772
285	*	Papa John’s
		International, Inc	9,513
964	*	Rare Hospitality International, Inc
235	*	Red Robin Gourmet
		Burgers, Inc	7,153
1,727		Ruby Tuesday, Inc	49,202
1,125	*	Ryan’s Family Steak
		Houses, Inc	17,033
1,214	*	Sonic Corp	37,173
1,290	*	The Cheesecake
		Factory, Inc	56,799
890	*	The Steak n Shake Co	15,887
922		Triarc Cos (Class B)	9,939
461		Triarc Cos (Class A)	5,449
3,364		Wendy’s International, Inc	132,003
8,323	*	Yum! Brands, Inc	286,311

		TOTAL EATING AND
		DRINKING PLACES	2,254,361

EDUCATIONAL SERVICES—0.20%
3,725	*	Apollo Group, Inc (Class A)	253,300
404	*	Apollo Group, Inc
		(University Of Phoenix
		Online)	27,848
2,868	*	Career Education Corp	114,921
1,304	*	Corinthian Colleges, Inc	72,450
1,426	*	DeVry, Inc	35,835
1,744	*	Education
		Management Corp	54,134
1,153	*	ITT Educational
		Services, Inc	54,156
262	*	Learning Tree
		International, Inc	4,556
220	*	Princeton Review, Inc	2,145
295		Strayer Education, Inc	32,105
1,000	*	Sylvan Learning
		Systems, Inc	28,790

		TOTAL EDUCATIONAL
		SERVICES	680,240

66 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES—3.31%
11,864	*	AES Corp	$ 111,996
1,714		AGL Resources, Inc	49,877
3,119	*	Allegheny Energy, Inc	39,798
2,342		Allete, Inc	71,665
2,879		Alliant Energy Corp	71,687
4,550	*	Allied Waste Industries, Inc	63,154
4,704		Ameren Corp	216,384
11,391		American Electric
		Power Co, Inc	347,539
401		American States Water Co	10,025
5,595	*	Aquila, Inc	18,967
1,469		Atmos Energy Corp	35,697
1,238		Avista Corp	22,433
875		Black Hills Corp	26,101
444		California Water Service
		Group	12,166
11,345	*	Calpine Corp	54,569
442		Cascade Natural Gas Corp	9,322
238	*	Casella Waste Systems,
		Inc (Class A)	3,258
7,220		Centerpoint Energy, Inc	69,962
400		Central Vermont Public Service Corp	9,400
463		CH Energy Group, Inc	21,715
150		Chesapeake Utilities Corp	3,908
4,938		Cinergy Corp	191,644
8,381	*	Citizens
		Communications Co	104,092
210	*	Clean Harbors, Inc	1,871
1,055		Cleco Corp	18,969
4,719	*	CMS Energy Corp	40,206
300		Connecticut Water
		Service, Inc	8,295
6,312		Consolidated Edison, Inc	271,479
4,447		Constellation Energy
		Group, Inc	174,145
9,188		Dominion Resources, Inc	586,470
3,371		DPL, Inc	70,386
4,671		DTE Energy Co	184,037
25,665		Duke Energy Corp	524,849
2,278		Duquesne Light
		Holdings, Inc	41,779
205	*	Duratek, Inc	2,673
7,057	*	Dynegy, Inc (Class A)	30,204
8,262		Edison International	181,186
16,896		El Paso Corp	138,378
1,065	*	El Paso Electric Co	14,218
665		Empire District Electric Co	14,583
1,138		Energen Corp	46,692
4,093		Energy East Corp	91,683
118		EnergySouth, Inc	4,130

SHARES			VALUE

6,353		Entergy Corp	$ 362,947
1,748		Equitable Resources, Inc	75,024
9,211		Exelon Corp	611,242
8,495		FirstEnergy Corp	299,024
5,209		FPL Group, Inc	340,773
2,033		Great Plains Energy, Inc	64,690
1,121		Hawaiian Electric
		Industries, Inc	53,102
1,026		Idacorp, Inc	30,698
4,393		KeySpan Corp	161,662
2,545		Kinder Morgan, Inc	150,410
511		Laclede Group, Inc	14,589
3,272		MDU Resources Group, Inc	77,906
461		MGE Energy, Inc	14,526
266		Middlesex Water Co	5,400
1,666		National Fuel Gas Co	40,717
729		New Jersey Resources Corp	28,074
1,177		Nicor, Inc	40,065
7,624		NiSource, Inc	167,271
189	*	NiSource, Inc (Sails)	484
3,375		Northeast Utilities	68,074
689		Northwest Natural Gas Co	21,187
1,447		NSTAR	70,180
616		NUI Corp	9,930
2,278		OGE Energy Corp	55,105
2,138		Oneok, Inc	47,207
590		Otter Tail Corp	15,771
1,085		Peoples Energy Corp	45,613
4,528		Pepco Holdings, Inc	88,477
11,833	*	PG&E Corp	328,602
2,486		Philadelphia
		Suburban Corp	54,941
941		Piedmont Natural Gas
		Co, Inc	40,896
2,264		Pinnacle West Capital Corp	90,605
1,197		PNM Resources, Inc	33,636
5,017		PPL Corp	219,494
6,069		Progress Energy, Inc	274,683
445	*	Progress Energy, Inc (Cvo)	200
6,359		Public Service Enterprise
		Group, Inc	278,524
2,695		Puget Energy, Inc	64,060
2,210		Questar Corp	77,682
8,031	*	Reliant Resources, Inc	59,108
4,010		Republic Services, Inc	102,776
800		Resource America, Inc
		(Class A)	12,000
3,237		SCANA Corp	110,867
508		SEMCO Energy, Inc	2,489
5,281		Sempra Energy	158,747
3,095	*	Sierra Pacific Resources	22,717
108		SJW Corp	9,639
333		South Jersey Industries, Inc	13,487

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 67

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES—(Continued)
20,532		Southern Co	$ 621,093
1,318	*	Southern Union Co	24,266
816		Southwest Gas Corp	18,319
332		Southwest Water Co	5,329
860	*	Stericycle, Inc	40,162
4,987		TECO Energy, Inc	71,863
411		Texas Genco Holdings, Inc	13,358
8,973		TXU Corp	212,840
1,330		UGI Corp	45,087
345		UIL Holdings Corp	15,560
764		Unisource Energy Corp	18,840
2,227		Vectren Corp	54,896
758	*	Waste Connections, Inc	28,630
17,015		Waste Management, Inc	503,644
1,967		Westar Energy, Inc	39,832
475		Western Gas Resources, Inc	22,444
1,375		WGL Holdings, Inc	38,211
14,574		Williams Cos, Inc	143,117
3,253		Wisconsin Energy Corp	108,813
965		WPS Resources Corp	44,612
11,230		Xcel Energy, Inc	190,685

		TOTAL ELECTRIC, GAS,
		AND SANITARY SERVICES	11,188,494

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—8.26%
722	*	Actel Corp	17,400
22,678	*	ADC Telecommunications,
		Inc	67,354
1,350		Adtran, Inc	41,850
309	*	Advanced Energy
		Industries, Inc	8,049
2,529	*	Advanced Fibre
		Communications, Inc	50,959
9,777	*	Advanced Micro
		Devices, Inc	145,677
1,672	*	Aeroflex, Inc	19,546
8,706	*	Agere Systems, Inc
		(Class A)	26,553
37,854	*	Agere Systems, Inc
		(Class B)	109,777
292	*	Alliance Semiconductor
		Corp	2,076
11,059	*	Altera Corp	251,039
4,811		American Power
		Conversion Corp	117,629
921		Ametek, Inc	44,447
2,531	*	Amkor Technology, Inc	46,090
499	*	Amphenol Corp (Class A)	31,901
10,298		Analog Devices, Inc	470,104
300	*	Anaren Microwave, Inc	4,236

SHARES			VALUE

514		Applica, Inc	$ 3,906
9,310	*	Applied Micro
		Circuits Corp	55,674
235		Applied Signal
		Technology, Inc	5,407
3,190	*	Arris Group, Inc	23,096
326	*	Artesyn Technologies, Inc	2,778
447	*	Artisan Components, Inc	9,164
11,910	*	Atmel Corp	71,579
576	*	ATMI, Inc	13,329
2,900	*	Avanex Corp	14,471
1,262		AVX Corp	20,974
810		Baldor Electric Co	18,509
257		Bel Fuse, Inc (Class B)	8,386
991	*	Benchmark Electronics, Inc	34,497
6,249	*	Broadcom Corp (Class A)	213,028
596		C&D Technologies, Inc	11,425
74	*	Catapult
		Communications Corp	1,073
431	*	C-COR.net Corp	4,797
2,040	*	Centillium
		Communications, Inc	11,485
189	*	Ceradyne, Inc	6,437
408	*	Ceva, Inc	4,243
1,008	*	Checkpoint Systems, Inc	19,061
2,116	*	ChipPAC, Inc	16,060
13,734	*	CIENA Corp	91,194
304	*	Comtech
		Telecommunications	8,776
4,226	*	Comverse Technology, Inc	74,335
6,726	*	Conexant Systems, Inc	33,428
8,200	*	Corvis Corp	13,940
2,269	*	Cree, Inc	40,139
404		CTS Corp	4,646
360		Cubic Corp	8,280
3,443	*	Cypress Semiconductor
		Corp	73,542
166	*	Diodes, Inc	3,154
695	*	Ditech Communications
		Corp	13,275
215	*	Drexler Technology Corp	2,939
795	*	DSP Group, Inc	19,803
320	*	Dupont Photomasks, Inc	7,725
1,002	*	Electro Scientific
		Industries, Inc	23,848
11,998		Emerson Electric Co	776,871
443	*	Emerson Radio Corp	1,666
143	*	EMS Technologies, Inc	2,937
2,251	*	Energizer Holdings, Inc	84,548
200	*	Energy Conversion
		Devices, Inc	1,806
1,762	*	Entegris, Inc	22,642
1,198	*	ESS Technology, Inc	20,378

68 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
1,032	*	Exar Corp	$ 17,627
2,533	*	Fairchild Semiconductor
		International, Inc	63,249
3,700	*	Finisar Corp	11,581
87		Franklin Electric Co, Inc	5,263
800	*	FuelCell Energy, Inc	10,400
5,278	*	Gemstar-TV Guide
		International, Inc	26,654
283,920	d	General Electric Co	8,795,842
818	*	Genesis Microchip, Inc	14,757
246	*	Genlyte Group, Inc	14,361
3,558	*	GlobespanVirata, Inc	20,921
2,670	*	GrafTech International Ltd	36,045
1,510		Harman International
		Industries, Inc	111,710
1,383	*	Harmonic, Inc	10,027
1,998		Harris Corp	75,824
754		Helix Technology Corp	15,517
596	*	Hexcel Corp	4,416
1,342		Hubbell, Inc (Class B)	59,182
593	*	Hutchinson Technology, Inc	18,229
122	*	Inet Technologies, Inc	1,464
1,000	*	Innovex, Inc	8,430
1,759	*	Integrated Circuit
		Systems, Inc	50,114
2,719	*	Integrated Device
		Technology, Inc	46,685
300	*	Integrated Silicon
		Solution, Inc	4,701
186,188		Intel Corp	5,995,254
1,494	*	Interdigital
		Communications Corp	30,836
1,777	*	International Rectifier Corp	87,802
4,054		Intersil Corp (Class A)	100,742
499		Inter-Tel, Inc	12,465
916	*	InterVoice, Inc	10,873
100	*	IXYS Corp	935
4,177	*	Jabil Circuit, Inc	118,209
38,259	*	JDS Uniphase Corp	139,645
2,675	*	Kemet Corp	36,621
2,526	*	Kopin Corp	16,949
1,997	*	L-3 Communications
		Holdings, Inc	102,566
2,469	*	Lattice Semiconductor Corp	23,900
254	*	Lifeline Systems, Inc	4,826
8,955		Linear Technology Corp	376,737
463	*	Littelfuse, Inc	13,344
508		LSI Industries, Inc	6,858
10,369	*	LSI Logic Corp	91,973
200	*	Manufacturers Services Ltd	1,216
300	*	Mattson Technology, Inc	3,666

SHARES			VALUE

9,422		Maxim Integrated
		Products, Inc	$ 469,216
2,161		Maytag Corp	60,184
3,375	*	McData Corp (Class A)	32,164
169	*	Medis Technologies Ltd	1,808
1,479	*	MEMC Electronic
		Materials, Inc	14,228
597	*	Mercury Computer
		Systems, Inc	14,865
1,436		Methode Electronics, Inc	17,562
160	*	Metrologic Instruments, Inc	4,320
1,757	*	Micrel, Inc	27,374
5,932		Microchip Technology, Inc	197,892
15,280	*	Micron Technology, Inc	205,822
1,200	*	Microsemi Corp	29,496
95	*	MIPS Technologies, Inc	517
3,603		Molex, Inc	125,709
245	*	Monolithic System
		Technology, Inc	2,095
374	*	Moog, Inc (Class A)	18,476
66,112		Motorola, Inc	930,196
2,667	*	MRV Communications, Inc	10,028
1,418	*	Mykrolis Corp	22,801
128		National Presto
		Industries, Inc	4,627
5,346	*	National Semiconductor Corp	210,686
1,509	*	New Focus, Inc	7,575
4,230	*	Novellus Systems, Inc	177,872
4,162	*	Nvidia Corp	96,767
671	*	Omnivision
		Technologies, Inc	37,073
400	*	ON Semiconductor Corp	2,580
1,342	*	Openwave Systems, Inc	14,762
5,270	*	Oplink
		Communications, Inc	12,595
347	*	OSI Systems, Inc	6,666
400		Park Electrochemical Corp	10,596
668	*	Pemstar, Inc	2,198
271	*	Pericom Semiconductor
		Corp	2,889
1,081	*	Photronics, Inc	21,534
1,200	*	Pixelworks, Inc	13,248
1,135	*	Plantronics, Inc	37,058
1,032	*	Plexus Corp	17,719
100	*	Plug Power, Inc	725
4,513	*	PMC-Sierra, Inc	90,937
2,974	*	Polycom, Inc	58,052
100	*	Powell Industries, Inc	1,915
690	*	Power Integrations, Inc	23,087
1,164	*	Power-One, Inc	12,606
1,462	*	Powerwave
		Technologies, Inc	11,184

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 69

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(Continued)
1,547	*	Proxim Corp (Class A)	$ 2,583
2,744	*	QLogic Corp	141,590
22,608		Qualcomm, Inc	1,219,249
2,024	*	Rambus, Inc	62,137
177		Raven Industries, Inc	5,222
1,638	*	Rayovac Corp	34,316
616		Regal-Beloit Corp	13,552
2,121	*	Remec, Inc	17,838
4,968	*	RF Micro Devices, Inc	49,928
100		Richardson Electronics Ltd	1,229
5,103		Rockwell Collins, Inc	153,243
458	*	Rogers Corp	20,207
14,470	*	Sanmina-SCI Corp	182,467
1,163	*	SBA Communications Corp	4,396
200	*	SBS Technologies, Inc	2,942
3,863		Scientific-Atlanta, Inc	105,460
500	*	Seachange
		International, Inc	7,700
1,640	*	Semtech Corp	37,277
1,300	*	Silicon Image, Inc	9,399
738	*	Silicon Laboratories, Inc	31,896
2,500	*	Silicon Storage
		Technology, Inc	27,500
122	*	Siliconix, Inc	5,575
268	*	Sipex Corp	2,066
26,861	*	Sirius Satellite Radio, Inc	84,881
4,063	*	Skyworks Solutions, Inc	35,348
467		Smith (A.O.) Corp	16,368
6,304	*	Sonus Networks, Inc	47,658
600		Spectralink Corp	11,502
398	*	Standard Microsystems
		Corp	10,069
176	*	Stoneridge, Inc	2,649
3,056	*	Stratex Networks, Inc	12,988
1,327	*	Superconductor
		Technologies	7,405
700	*	Supertex, Inc	13,370
3,922	*	Sycamore Networks, Inc	20,551
1,400	*	Symmetricom, Inc	10,192
400	*	Synaptics, Inc	5,992
1,002	*	Technitrol, Inc	20,781
1,594	*	Tekelec	24,787
11,767	*	Tellabs, Inc	99,196
1,756	*	Terayon Communication
		Systems, Inc	7,902
49,354		Texas Instruments, Inc	1,450,021
1,194		Thomas & Betts Corp	27,331
600	*	Three-Five Systems, Inc	3,144
200	*	Tollgrade
		Communications, Inc	3,506
915	*	Transmeta Corp	3,111

SHARES			VALUE

4,142	*	Triquint
		Semiconductor, Inc	$ 29,284
100	*	TTM Technologies, Inc	1,688
100	*	Ulticom, Inc	965
400	*	Universal Display Corp	5,468
400	*	Universal Electronics, Inc	5,096
2,035	*	Utstarcom, Inc	75,437
1,329	*	Valence Technology, Inc	5,117
817	*	Varian Semiconductor
		Equipment
		Associates, Inc	35,695
300	*	Verso Technologies, Inc	960
2	*	Vialta, Inc	1
559	*	Viasat, Inc	10,699
270	*	Vicor Corp	3,081
338	*	Virage Logic Corp	3,437
4,209	*	Vishay Intertechnology, Inc	96,386
5,793	*	Vitesse Semiconductor Corp	34,005
1,200	*	Westell Technologies, Inc	7,572
1,880		Whirlpool Corp	136,582
495	*	White Electronic Designs
		Corp	4,356
567	*	Wilson Greatbatch
		Technologies, Inc	23,967
100		Woodhead Industries, Inc	1,690
1,200	*	Xicor, Inc	13,608
9,656	*	Xilinx, Inc	374,073
652	*	Zhone Technologies, Inc	3,221

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	27,940,970

ENGINEERING AND MANAGEMENT SERVICES—0.77%
750	*	aaiPharma, Inc	18,840
261	*	Advisory Board Co	9,112
1,784	*	Affymetrix, Inc	43,904
600	*	Antigenics, Inc	6,792
1,934	*	Applera Corp (Celera
		Genomics Group)	26,902
936	*	Ariad Pharmaceuticals, Inc	6,973
4,932	*	BearingPoint, Inc	49,764
100	*	Bioreliance Corp	4,782
2,195	*	Celgene Corp	98,819
1,667	*	Century Business
		Services, Inc	7,451
118		CGI Group, Inc (Class A)	738
193	*	Charles River
		Associates, Inc	6,174
1,100	*	Ciphergen Biosystems, Inc	12,364
379	*	Cornell Cos, Inc	5,173
1,006	*	Corporate Executive
		Board Co	46,950
944	*	Corrections Corp Of America	27,216

70 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
1,721	*	Covance, Inc	$ 46,123
2,253	*	CuraGen Corp	16,514
759	*	CV Therapeutics, Inc	11,127
1,224	*	Decode Genetics, Inc	10,025
800	*	Diversa Corp	7,400
1,077	*	eResearch Technology, Inc	27,377
600	*	Exact Sciences Corp	6,072
2,026	*	Exelixis, Inc	14,344
1,348	*	Exult, Inc	9,598
164	*	First Consulting Group, Inc	923
2,203		Fluor Corp	87,327
595	*	Forrester Research, Inc	10,633
1,106	*	FTI Consulting, Inc	25,847
2,007	*	Gartner, Inc (Class A)	22,699
700	*	Gene Logic, Inc	3,633
100	*	Genencor International, Inc	1,575
1,478	*	Gen-Probe, Inc	53,903
12,574		Halliburton Co	326,924
500	*	Hewitt Associates, Inc	14,950
1,684	*	Incyte Corp	11,519
1,392	*	Jacobs Engineering
		Group, Inc	66,830
474	*	Kosan Biosciences, Inc	4,674
230		Landauer, Inc	9,379
843	*	Lexicon Genetics, Inc	4,965
563	*	Luminex Corp	5,281
643	*	MAXIMUS, Inc	25,161
393	*	Maxygen, Inc	4,178
7,291		Monsanto Co	209,835
3,486		Moody’s Corp	211,077
800	*	Myriad Genetics, Inc	10,288
1,123	*	Navigant Consulting, Inc	21,180
350	*	Neopharm, Inc	6,421
227	*	Newtek Business
		Services, Inc	1,575
695	*	Parexel International Corp	11,301
9,405		Paychex, Inc	349,866
1,005	*	Per-Se Technologies, Inc	15,336
1,517	*	Pharmaceutical Product
		Development, Inc	40,913
500	*	Pharmacopeia, Inc	7,105
588	*	PRG-Schultz
		International, Inc	2,881
2,037		Quest Diagnostics, Inc	148,925
600	*	Regeneration
		Technologies, Inc	6,576
861	*	Regeneron
		Pharmaceuticals, Inc	12,665
734	*	Repligen Corp	3,208
100	*	Research Frontiers, Inc	929
460	*	Resources Connection, Inc	12,563

SHARES			VALUE

750	*	Right Management
		Consultants, Inc	$ 13,995
1,199	*	Savient
		Pharmaceuticals, Inc	5,527
567	*	Seattle Genetics, Inc	4,865
8,234		Servicemaster Co	95,926
140	*	SFBC International, Inc	3,718
409	*	Sourcecorp	10,483
700	*	Symyx Technologies, Inc	14,385
125	*	Tejon Ranch Co	5,126
900	*	Telik, Inc	20,709
1,286	*	Tetra Tech, Inc	31,970
790	*	Transkaryotic Therapies, Inc	12,332
315	*	TRC Cos, Inc	6,634
482	*	Trimeris, Inc	10,112
1,600	*	Tularik, Inc	25,840
2,203	*	U.S. Oncology, Inc	23,704
596	*	URS Corp	14,906
700	*	Washington Group
		International, Inc	23,779
846	*	Watson Wyatt & Co
		Holdings	20,431

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,618,021

FABRICATED METAL PRODUCTS—0.65%
1,076	*	Alliant Techsystems, Inc	62,150
1,731		Ball Corp	103,116
500		CIRCOR International, Inc	12,050
1,495		Crane Co	45,956
4,887	*	Crown Holdings, Inc	44,276
3,231		Danaher Corp	296,444
166	*	Drew Industries, Inc	4,615
4,256		Fortune Brands, Inc	304,261
1,036	*	Griffon Corp	20,989
100	*	Gulf Island Fabrication, Inc	1,703
944		Harsco Corp	41,366
7,332		Illinois Tool Works, Inc	615,228
489	*	Intermagnetics
		General Corp	10,836
2,538	*	Jacuzzi Brands, Inc	17,994
13,507		Masco Corp	370,227
339		Material Sciences Corp	3,427
356	*	Mobile Mini, Inc	7,020
669	*	NCI Building Systems, Inc	15,989
1,369	*	Raytech Corp	4,545
1,649	*	Shaw Group, Inc	22,459
141	*	Silgan Holdings, Inc	6,005
362	*	Simpson Manufacturing
		Co, Inc	18,411
1,608		Snap-On, Inc	51,842
1,774		Stanley Works	67,181
273		Sturm Ruger & Co, Inc	3,104

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 71

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

FABRICATED METAL PRODUCTS—(Continued)
1,351	*	Tower Automotive, Inc	$ 9,227
566		Valmont Industries, Inc	13,103
963		Watts Water Technologies, Inc (Class A)	21,379

		TOTAL FABRICATED
		METAL PRODUCTS	2,194,903

FOOD AND KINDRED PRODUCTS—3.27%
400	*	American Italian Pasta Co (Class A)	16,760
23,951		Anheuser-Busch Cos, Inc	1,261,739
14,917		Archer Daniels Midland Co	227,037
300	*	Boston Beer Co, Inc
		(Class A)	5,442
6,366		Campbell Soup Co	170,609
61,137		Coca-Cola Co	3,102,703
6,293		Coca-Cola Enterprises, Inc	137,628
15,257		Conagra Foods, Inc	402,632
2,344	*	Constellation Brands, Inc
		(Class A)	77,188
680		Coors (Adolph) Co (Class B)	38,148
911		Corn Products
		International, Inc	31,384
1,501	*	Darling International, Inc	4,143
4,523	*	Dean Foods Co	148,671
5,635	*	Del Monte Foods Co	58,604
904		Flowers Foods, Inc	23,323
10,651		General Mills, Inc	482,490
10,203		H.J. Heinz Co	371,695
2,112	*	Hercules, Inc	25,766
2,538		Hershey Foods Corp	195,401
400	*	Horizon Organic
		Holding Corp	9,580
2,103		Hormel Foods Corp	54,278
564	*	International
		Multifoods Corp	10,152
1,096		Interstate Bakeries Corp	15,596
284	*	J & J Snack Foods Corp	10,724
1,441		J.M. Smucker Co	65,263
7,073		Kellogg Co	269,340
7,849		Kraft Foods, Inc (Class A)	252,895
732		Lancaster Colony Corp	33,057
991		Lance, Inc	14,895
274	*	M&F Worldwide Corp	3,661
4,107		McCormick & Co, Inc
		(Non-Vote)	123,621
283	*	Peets Coffee & Tea, Inc	4,927
4,803		Pepsi Bottling Group, Inc	116,137
2,060		PepsiAmericas Inc	35,267
49,125		PepsiCo, Inc	2,290,208
161		Pilgrim’s Pride Corp	2,629

SHARES			SHARES

708	*	Ralcorp Holdings, Inc	$ 22,203
82		Riviana Foods, Inc	2,246
136	*	Robert Mondavi Corp
		(Class A)	5,282
69		Sanderson Farms, Inc	2,781
22,244		Sara Lee Corp	482,917
1,177		Sensient Technologies Corp	23,269
2,442	*	Smithfield Foods, Inc	50,549
704		Tootsie Roll Industries, Inc	25,344
1,164		Topps Co, Inc	11,943
6,078		Tyson Foods, Inc (Class A)	80,473
4,795		Wrigley (Wm.) Jr Co	269,527

		TOTAL FOOD AND
		KINDRED PRODUCTS	11,070,127

FOOD STORES—0.44%
787	*	7-Eleven, Inc	12,631
8,940		Albertson’s, Inc	202,491
37		Arden Group, Inc (Class A)	2,868
229	*	Great Atlantic & Pacific
		Tea Co, Inc	1,924
636		Ingles Markets, Inc
		(Class A)	6,532
21,381	*	Kroger Co	395,762
947	*	Panera Bread Co (Class A)	37,435
143	*	Pantry, Inc	3,246
1,200	*	Pathmark Stores, Inc	9,120
814		Ruddick Corp	14,571
12,618	*	Safeway, Inc	276,460
11,287	*	Starbucks Corp	373,148
314		Weis Markets, Inc	11,398
1,419		Whole Foods Market, Inc	95,257
665	*	Wild Oats Markets, Inc	8,598
2,386		Winn-Dixie Stores, Inc	23,741

		TOTAL FOOD STORES	1,475,182

FORESTRY—0.12%
6,224		Weyerhaeuser Co	398,336

		TOTAL FORESTRY	398,336

FURNITURE AND FIXTURES—0.32%
300		Bassett Furniture
		Industries, Inc	4,950
976		Ethan Allen Interiors, Inc	40,875
1,151		Furniture Brands
		International, Inc	33,759
1,998		Herman Miller, Inc	48,491
1,481		Hillenbrand Industries, Inc	91,911
1,816		HON Industries, Inc	78,669
82		Hooker Furniture Corp	3,346
2,517		Johnson Controls, Inc	292,274
620		Kimball International, Inc
		(Class B)	9,641
1,620		La-Z-Boy, Inc	33,988

72 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

FURNITURE AND FIXTURES—(Continued)
1,871		Lear Corp	$ 114,748
5,484		Leggett & Platt, Inc	118,619
7,722		Newell Rubbermaid, Inc	175,830
500	*	Select Comfort Corp	12,380
170		Stanley Furniture Co, Inc	5,355
1,118		Steelcase, Inc (Class A)	16,054

		TOTAL FURNITURE AND
		FIXTURES	1,080,890

FURNITURE AND HOMEFURNISHINGS STORES—0.36%
8,434	*	Bed Bath & Beyond, Inc	365,614
7,403		Best Buy Co, Inc	386,733
4,664		Circuit City Stores, Inc
		(Circuit City Group)	47,246
507	*	Cost Plus, Inc	20,787
221	*	Electronics Boutique
		Holdings Corp	5,059
566	*	Gamestop Corp (Class A)	8,722
362	*	Guitar Center, Inc	11,794
768		Haverty Furniture Cos, Inc	15,252
607	*	Intertan, Inc	6,143
400	*	Kirkland’s, Inc	7,064
1,249	*	Linens ‘n Things, Inc	37,570
2,464		Pier 1 Imports, Inc	53,863
4,917		RadioShack Corp	150,854
244	*	Restoration Hardware, Inc	1,159
115	*	Rex Stores Corp	1,628
1,353	*	The Bombay Co, Inc	11,013
228	*	Trans World
		Entertainment Corp	1,623
536	*	Tweeter Home
		Entertainment Group, Inc	5,065
500	*	Ultimate Electronics, Inc	3,815
2,516	*	Williams-Sonoma, Inc	87,481

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	1,228,485

GENERAL BUILDING CONTRACTORS—0.33%
351		Beazer Homes U.S.A., Inc	34,279
1,823		Centex Corp	196,246
3,310		D.R. Horton, Inc	143,191
432	*	Hovnanian Enterprises, Inc
		(Class A)	37,610
1,135		KB Home	82,310
132		Lennar Corp	12,065
1,527		Lennar Corp (Class A)	146,592
266		M/I Schottenstein
		Homes, Inc	10,387
512		MDC Holdings, Inc	33,063
400	*	Meritage Corp	26,524

SHARES			VALUE

127	*	NVR, Inc	$ 59,182
769	*	Palm Harbor Homes, Inc	13,742
1,373		Pulte Homes, Inc	128,540
873		Ryland Group, Inc	77,383
848		Standard-Pacific Corp	41,170
1,140	*	Toll Brothers, Inc	45,326
1,159		Walter Industries, Inc	15,473
594	*	WCI Communities, Inc	12,242
113	*	William Lyon Homes, Inc	7,093

		TOTAL GENERAL BUILDING
		CONTRACTORS	1,122,418

GENERAL MERCHANDISE STORES—2.27%
937	*	99 Cents Only Stores	25,515
3,615	*	Big Lots, Inc	51,369
1,875	*	BJ’s Wholesale Club, Inc	43,050
322	*	Brookstone, Inc	6,862
1,499		Casey’s General Stores, Inc	26,472
13,119	*	Costco Wholesale Corp	487,764
2,055		Dillard’s, Inc (Class A)	33,825
7,899		Dollar General Corp	165,800
3,256	*	Dollar Tree Stores, Inc	97,875
4,392		Family Dollar Stores, Inc	157,585
5,198		Federated Department
		Stores, Inc	244,982
983		Fred’s, Inc	30,453
7,672		J.C. Penney Co, Inc	201,620
8,291	*	Kohl’s Corp	372,598
7,642		May Department Stores Co	222,153
1,066	*	Neiman Marcus Group, Inc
		(Class A)	57,212
3,581	*	Saks, Inc	53,858
7,484		Sears Roebuck & Co	340,447
1,194	*	ShopKo Stores, Inc	18,209
1,256	*	Stein Mart, Inc	10,349
26,069		Target Corp	1,001,050
329	*	Tuesday Morning Corp	9,952
75,881		Wal-Mart Stores, Inc	4,025,487

		TOTAL GENERAL
		MERCHANDISE STORES	7,684,487

HEALTH SERVICES—0.75%
1,356	*	Accredo Health, Inc	42,863
704	*	American Healthways, Inc	16,804
529	*	Amsurg Corp	20,044
1,596	*	Apria Healthcare Group, Inc	45,438
2,254	*	Beverly Enterprises, Inc	19,362
7,251	*	Caremark Rx, Inc	183,668
336	*	Chronimed, Inc	2,849
1,259	*	Community Health
		Systems, Inc	33,464
90	*	Corvel Corp	3,384
1,326	*	Coventry Health Care, Inc	85,514

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 73

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

HEALTH SERVICES—(Continued)
941	*	Cross Country
		Healthcare, Inc	$ 14,040
500	*	CryoLife, Inc	2,890
240	*	Curative Health
		Services, Inc	3,312
1,661	*	DaVita, Inc	64,779
152	*	Dynacq Healthcare, Inc	1,167
576	*	Enzo Biochem, Inc	10,324
1,865	*	Express Scripts, Inc	123,892
2,526	*	First Health Group Corp	49,156
341	*	Genesis HealthCare Corp	7,768
671	*	Gentiva Health
		Services, Inc	8,481
13,877		HCA, Inc	596,156
6,204		Health Management
		Associates, Inc (Class A)	148,896
1,018		Hooper Holmes, Inc	6,291
165	*	IMPAC Medical
		Systems, Inc	4,217
1,000	*	Inveresk Research
		Group, Inc	24,730
354	*	Kindred Healthcare, Inc	18,401
199	*	LabOne, Inc	6,462
4,349	*	Laboratory Corp Of
		America Holdings	160,696
956	*	LifePoint Hospitals, Inc	28,154
2,772	*	Lincare Holdings, Inc	83,243
2,573		Manor Care, Inc	88,949
300	*	Matria Healthcare, Inc	6,339
596	*	MIM Corp	4,190
175	*	National Healthcare Corp	3,483
682	*	NeighborCare, Inc	13,470
859	*	Odyssey HealthCare, Inc	25,134
325	*	Option Care, Inc	3,471
1,126	*	Orthodontic Centers Of
		America, Inc	9,064
633	*	Pediatrix Medical
		Group, Inc	34,872
1,128	*	Province Healthcare Co	18,048
500	*	RehabCare Group, Inc	10,630
1,385	*	Renal Care Group, Inc	57,062
1,628		Select Medical Corp	26,504
100	*	Specialty
		Laboratories, Inc	1,679
470	*	Sunrise Senior Living, Inc	18,208
13,516	*	Tenet Healthcare Corp	216,932
1,978	*	Triad Hospitals, Inc	65,808
300	*	U.S. Physical Therapy, Inc	4,719
507	*	United Surgical Partners
		International, Inc	16,974

SHARES			VALUE

1,341		Universal Health Services,
		Inc (Class B)	$ 72,039
309	*	VistaCare, Inc (Class A)	10,861

		TOTAL HEALTH SERVICES	2,524,881

HEAVY CONSTRUCTION, EXCEPT BUILDING—0.01%
1,209		Granite Construction, Inc	28,399
675	*	Insituform Technologies,
		Inc (Class A)	11,138

		TOTAL HEAVY
		CONSTRUCTION, EXCEPT BUILDING	39,537

HOLDING AND OTHER INVESTMENT OFFICES—2.14%
326	*	4Kids Entertainment, Inc	8,483
382		Acadia Realty Trust	4,775
336		Alabama National Bancorp	17,657
53	*	Alexander’s, Inc	6,607
499		Alexandria Real Estate
		Equities, Inc	28,892
461		Allegiant Bancorp, Inc	12,931
3,701		Allied Capital Corp	103,184
2,246		AMB Property Corp	73,848
806		Amcore Financial, Inc	21,778
138		American Land Lease, Inc	2,753
217		American Mortgage
		Acceptance Co	3,537
394		AMLI Residential Properties Trust	10,559
2,824		Annaly Mortgage
		Management, Inc	51,962
1,284		Anthracite Capital, Inc	14,214
852		Anworth Mortgage Asset
		Corp	11,868
2,690		Apartment Investment &
		Management Co (Class A)	92,805
5,210		Archstone-Smith Trust	145,776
1,596		Arden Realty, Inc	48,423
700		Associated Estates Realty
		Corp	5,117
1,806		AvalonBay
		Communities, Inc	86,327
477		Bedford Property
		Investors, Inc	13,657
1,790		Boston Properties, Inc	86,260
364	*	Boykin Lodging Co	3,331
673		Brandywine Realty Trust	18,016
1,428		BRE Properties, Inc
		(Class A)	47,695
1,200		Brookline Bancorp, Inc	18,408
94		BRT Realty Trust	2,712
1,113		Camden Property Trust	49,306

74 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
681		Capital Automotive REIT	$ 21,792
105		Capitol Bancorp Ltd	2,982
266		Capstead Mortgage Corp	4,463
1,526		CarrAmerica Realty Corp	45,444
562		CBL & Associates
		Properties, Inc	31,753
837		Centerpoint Properties Trust	62,691
864		Chelsea Property Group, Inc	47,356
400		Cherokee, Inc	9,096
398		Colonial Properties Trust	15,761
1,177		Commercial Net Lease
		Realty, Inc	20,951
110		Community Banks, Inc	4,334
947		Community First
		Bankshares, Inc	27,406
274		Connecticut
		Bancshares, Inc	14,122
1,947		Cornerstone Realty Income
		Trust, Inc	17,056
780		Corporate Office Properties
		Trust	16,380
198		Correctional Properties
		Trust	5,702
936		Cousins Properties, Inc	28,642
1,946		Crescent Real Estate
		Equities Co	33,335
332	*	Criimi MAE, Inc	3,463
2,280		Developers Diversified
		Realty Corp	76,540
3,702		Duke Realty Corp	114,762
437		Eastgroup Properties, Inc	14,150
463		Entertainment Properties
		Trust	16,071
1,440		Equity Inns, Inc	13,032
11,476		Equity Office Properties
		Trust	328,787
800		Equity One, Inc	13,504
7,652		Equity Residential	225,811
446		Essex Property Trust, Inc	28,642
1,274		Federal Realty Investment
		Trust	48,909
1,200	*	FelCor Lodging Trust, Inc	13,296
200		First Defiance Financial
		Corp	5,330
378		First Indiana Corp	7,088
943		First Industrial Realty
		Trust, Inc	31,826
1,771		First Niagara Financial
		Group, Inc	26,406
175		First Place Financial Corp	3,418
2,119		Fremont General Corp	35,832

SHARES			VALUE

2,125		Friedman Billings Ramsey Group, Inc	$ 49,045
660		Gables Residential Trust	22,928
6,447		General Growth
		Properties, Inc	178,904
430		German American Bancorp	7,534
236		Gladstone Capital Corp	5,275
465		Glenborough Realty
		Trust, Inc	9,277
789		Glimcher Realty Trust	17,658
381		Great Lakes REIT	5,982
1,283		Greater Bay Bancorp	36,540
420	*	Hawthorne Financial Corp	11,752
1,743		Health Care Property
		Investors, Inc	88,544
1,544		Health Care REIT, Inc	55,584
1,251		Healthcare Realty Trust, Inc	44,723
546		Heritage Property
		Investment Trust	15,534
1,624		Highwoods Properties, Inc	41,250
776		Home Properties, Inc	31,343
1,756		Hospitality Properties Trust	72,488
7,620	*	Host Marriott Corp	93,878
3,994		HRPT Properties Trust	40,299
1,539		IMPAC Mortgage
		Holdings, Inc	28,025
1,296		Independence Community
		Bank Corp	46,617
331		Innkeepers U.S.A. Trust	2,770
1,000		Investors Real Estate Trust	9,900
2,722		iStar Financial, Inc	105,886
500		Keystone Property Trust	11,045
705		Kilroy Realty Corp	23,089
2,855		Kimco Realty Corp	127,761
567		Koger Equity, Inc	11,867
571		Kramont Realty Trust	10,335
3,582	*	La Quinta Corp	22,961
631		LaSalle Hotel Properties	11,705
840		Lexington Corporate
		Properties Trust	16,960
2,252		Liberty Property Trust	87,603
677	*	Local Financial Corp	14,109
355		LTC Properties, Inc	5,233
1,593		Macerich Co	70,889
1,612		Mack-Cali Realty Corp	67,091
476		Manufactured Home
		Communities, Inc	17,921
52		MASSBANK Corp	2,215
980	*	Meristar Hospitality Corp	6,380
1,575		MFA Mortgage
		Investments, Inc	15,356
569		Mid-America Apartment
		Communities, Inc	19,107

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 75

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
999		Mills Corp	$ 43,956
408		Mission West
		Properties, Inc	5,284
913		National Health
		Investors, Inc	22,715
200		National Health Realty, Inc	3,940
1,874		Nationwide Health
		Properties, Inc	36,637
2,921		New Plan Excel Realty Trust	72,061
600		Newcastle Investment Corp	16,260
532		Novastar Financial, Inc	22,855
435		Oriental Financial
		Group, Inc	11,195
970		Pan Pacific Retail
		Properties, Inc	46,221
230		Parkway Properties, Inc	9,568
744		Pennsylvania Real Estate Investment Trust	27,007
5,129		Plum Creek Timber Co, Inc	156,178
3,763		Popular, Inc	169,109
848		Post Properties, Inc	23,676
829		Prentiss Properties Trust	27,349
549	*	Price Legacy Corp	2,092
200		PrivateBancorp, Inc	9,104
4,323		Prologis	138,725
450		Prosperity Bancshares, Inc	10,134
100		Provident Bancorp, Inc	4,700
437		PS Business Parks, Inc	18,031
2,759		Public Storage, Inc	119,713
200		Quaker City Bancorp, Inc	9,310
531		RAIT Investment Trust	13,594
311		Ramco-Gershenson Properties	8,801
1,001		Realty Income Corp	40,040
1,277		Reckson Associates Realty
		Corp	31,031
328		Redwood Trust, Inc	16,679
875		Regency Centers Corp	34,869
2,127		Rouse Co	99,969
404		Sandy Spring Bancorp, Inc	15,110
340		Saul Centers, Inc	9,748
1,322		Senior Housing Properties
		Trust	22,778
1,209		Shurgard Storage Centers,
		Inc (Class A)	45,519
3,894		Simon Property Group, Inc	180,448
310		Sizeler Property Investors	3,320
735		SL Green Realty Corp	30,172
372		Sovran Self Storage, Inc	13,820
278		Suffolk Bancorp	9,599
815		Summit Properties, Inc	19,576

SHARES			VALUE

366		Sun Communities, Inc	$ 14,164
1,039		Susquehanna Bancshares, Inc	25,985
220		Tanger Factory Outlet
		Centers, Inc	8,954
1,181		Taubman Centers, Inc	24,329
1,970		Thornburg Mortgage, Inc	53,584
222		Tompkins Trustco, Inc	10,232
559		Town & Country Trust	14,171
2,631		Trizec Properties, Inc	40,517
558		U.S. Restaurant
		Properties, Inc	9,508
3,488		United Dominion Realty
		Trust, Inc	66,970
149		United Mobile Homes, Inc	2,534
625		United National Bancorp	22,331
288		Universal Health Realty
		Income Trust	8,669
562		Urstadt Biddle Properties, Inc (Class A)	7,952
2,092		Ventas, Inc	46,024
2,222		Vornado Realty Trust	121,655
26,438		Washington Mutual, Inc	1,060,693
1,105		Washington Real Estate
		Investment Trust	32,266
873		Waypoint Financial Corp	18,948
1,201		Weingarten Realty Investors	53,264
300		Westfield Financial, Inc	7,128
600		Winston Hotels, Inc	6,120

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	7,227,268

HOTELS AND OTHER LODGING PLACES—0.28%
596	*	Ameristar Casinos, Inc	14,584
820	*	Boca Resorts, Inc (Class A)	12,267
836		Boyd Gaming Corp	13,493
506		Choice Hotels
		International, Inc	17,837
1,802		Extended Stay America, Inc	26,093
8,842		Hilton Hotels Corp	151,463
1,555		Mandalay Resort Group	69,540
485		Marcus Corp	7,954
5,580		Marriott International,
		Inc (Class A)	257,796
1,730	*	MGM Mirage	65,065
8,388	*	Park Place
		Entertainment Corp	90,842
788	*	Pinnacle
		Entertainment, Inc	7,344
684	*	Prime Hospitality Corp	6,977

76 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES—(Continued)
5,230		Starwood Hotels & Resorts
		Worldwide, Inc	$ 188,123
84	*	Vail Resorts, Inc	1,428
800	*	Wynn Resorts Ltd	22,408

		TOTAL HOTELS AND OTHER
		LODGING PLACES	953,214

INDUSTRIAL MACHINERY AND EQUIPMENT—7.25%
22,400		3M Co	1,904,672
128	*	Aaon, Inc	2,484
568	*	Actuant Corp	20,562
2,884	*	Adaptec, Inc	25,466
1,946	*	Advanced Digital
		Information Corp	27,244
1,524	*	AGCO Corp	30,693
100		Alamo Group, Inc	1,526
1,577	*	American Standard
		Cos, Inc	158,804
126		Ampco-Pittsburgh Corp	1,722
10,119	*	Apple Computer, Inc	216,243
47,266	*	Applied Materials, Inc	1,061,122
455	*	Astec Industries, Inc	5,583
177	*	ASV, Inc	6,613
613	*	Asyst Technologies, Inc	10,636
1,183	*	Avocent Corp	43,203
2,844	*	Axcelis Technologies, Inc	29,066
9,604		Baker Hughes, Inc	308,865
105		BHA Group Holdings, Inc	2,641
2,219		Black & Decker Corp	109,441
472		Black Box Corp	21,745
681		Briggs & Stratton Corp	45,899
985	*	Brooks Automation, Inc	23,807
328		Cascade Corp	7,314
9,926		Caterpillar, Inc	824,057
4,647	*	Cirrus Logic, Inc	35,642
200,057	*	Cisco Systems, Inc	4,859,385
725	*	Computer Network
		Technology Corp	6,917
795	*	Concurrent Computer Corp	3,474
1,297	*	Cooper Cameron Corp	60,440
1,755	*	Cray, Inc	17,427
1,073		Cummins, Inc	52,513
361	*	Cuno, Inc	16,256
1,006	*	Cymer, Inc	46,467
6,956		Deere & Co	452,488
65,017	*	Dell, Inc	2,207,977
1,967		Diebold, Inc	105,962
1,036		Donaldson Co, Inc	61,290
700	*	Dot Hill Systems Corp	10,605
5,867		Dover Corp	233,213

SHARES			VALUE

88	*	Dril-Quip, Inc	$ 1,434
2,152		Eaton Corp	232,373
1,285	*	Electronics For Imaging, Inc	33,436
67,556	*	EMC Corp	872,824
2,318	*	Emulex Corp	61,844
465		Engineered Support
		Systems, Inc	25,603
549	*	EnPro Industries, Inc	7,659
565	*	Esterline Technologies Corp	15,069
448	*	FalconStor Software, Inc	3,916
309	*	Fargo Electronics, Inc	3,930
1,541	*	Flowserve Corp	32,176
1,696	*	FMC Technologies, Inc	39,517
498	*	Gardner Denver, Inc	11,887
6,285	*	Gateway, Inc	28,911
100	*	General Binding Corp	1,800
303	*	Global Power Equipment
		Group, Inc	2,024
100		Gorman-Rupp Co	2,640
1,350		Graco, Inc	54,135
2,416	*	Grant Prideco, Inc	31,456
87,047		Hewlett-Packard Co	1,999,470
465	*	Hydril	11,127
462	*	Hypercom Corp	2,199
680		IDEX Corp	28,281
885	*	InFocus Corp	8,567
145	*	Interland, Inc	947
46,247	d	International Business
		Machines Corp	4,286,172
9,836		International Game
		Technology	351,145
1,363		Iomega Corp	8,151
2,392		ITT Industries, Inc	177,510
2,066		JLG Industries, Inc	31,465
1,390		Joy Global, Inc	36,349
277	*	Kadant, Inc	5,997
816		Kaydon Corp	21,085
826		Kennametal, Inc	32,834
700	*	Komag, Inc	10,241
1,778	*	Kulicke & Soffa
		Industries, Inc	25,568
3,547	*	Lam Research Corp	114,568
1,100		Lennox International, Inc	18,370
3,332	*	Lexmark International, Inc	262,028
1,041		Lincoln Electric
		Holdings, Inc	25,754
347		Lindsay Manufacturing Co	8,762
200		Lufkin Industries, Inc	5,758
798		Manitowoc Co, Inc	24,898
5,287	*	Maxtor Corp	58,686
81	*	Mestek, Inc	1,560
427	*	Micros Systems, Inc	18,515
218	*	Milacron, Inc	909

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 77

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
1,084		Modine Manufacturing Co	$ 29,246
108		Nacco Industries, Inc
		(Class A)	9,664
2,350	*	National-Oilwell, Inc	52,546
8,387	*	Network Appliance, Inc	172,185
606		Nordson Corp	20,925
900	*	Oil States
		International, Inc	12,546
300	*	Omnicell, Inc	4,860
300	*	Overland Storage, Inc	5,640
3,290		Pall Corp	88,271
896	*	PalmOne, Inc	10,528
3,112		Parker Hannifin Corp	185,164
628	*	Paxar Corp	8,415
1,483		Pentair, Inc	67,773
6,796		Pitney Bowes, Inc	276,054
568	*	Planar Systems, Inc	13,814
703	*	Presstek, Inc	5,111
590	*	ProQuest Co	17,376
3,577	*	Quantum Corp	11,160
700	*	Rainbow Technologies, Inc	7,882
115		Robbins & Myers, Inc	2,184
1,933	*	Sandisk Corp	118,184
45		Sauer-Danfoss, Inc	729
234		Schawk, Inc	3,189
2,129	*	Scientific Games
		Corp (Class A)	36,214
200	*	Semitool, Inc	2,144
430	*	Sigma Designs, Inc	3,238
4,192	*	Silicon Graphics, Inc	5,743
2,454	*	Smith International, Inc	101,890
22,484	*	Solectron Corp	132,880
2,198	*	SPX Corp	129,264
344		Standex
		International Corp	9,632
805		Stewart & Stevenson
		Services, Inc	11,310
3,151	*	Storage Technology Corp	81,138
6,573		Symbol Technologies, Inc	111,018
367		Tecumseh Products Co
		(Class A)	17,774
234		Tennant Co	10,132
1,193	*	Terex Corp	33,977
546		Thomas Industries, Inc	18,924
1,676		Timken Co	33,621
670		Toro Co	31,088
810	*	Ultratech, Inc	23,790
902	*	UNOVA, Inc	20,701
647	*	Veeco Instruments, Inc	18,245
5,186	*	Western Digital Corp	61,143
300		Woodward Governor Co	17,049

SHARES			VALUE

21,061	*	Xerox Corp	$ 290,642
939		York International Corp	34,555
1,123	*	Zebra Technologies Corp
		(Class A)	74,534

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	24,533,106

INSTRUMENTS AND RELATED PRODUCTS—2.86%
652	*	Aclara BioSciences, Inc	2,380
436	*	Advanced Medical
		Optics, Inc	8,567
488	*	Advanced Neuromodulation
		Systems, Inc	22,438
13,558	*	Agilent Technologies, Inc	396,436
900	*	Aksys Ltd	7,947
405	*	Alaris Medical Systems, Inc	6,160
1,500	*	Align Technology, Inc	24,780
968	*	American Medical Systems
		Holdings, Inc	21,102
223		Analogic Corp	9,143
5,835		Applera Corp (Applied
		Biosystems Group)	120,843
756		Arrow International, Inc	18,885
700	*	Arthrocare Corp	17,150
249	*	Aspect Medical
		Systems, Inc	2,841
1,433		Bard (C.R.), Inc	116,431
1,484		Bausch & Lomb, Inc	77,020
17,120		Baxter International, Inc	522,502
1,704		Beckman Coulter, Inc	86,614
7,388		Becton Dickinson & Co	303,942
171		BEI Technologies, Inc	3,420
506	*	Biolase Technology, Inc	8,400
7,206		Biomet, Inc	262,370
432	*	Bio-Rad Laboratories, Inc
		(Class A)	24,913
18,486	*	Boston Scientific Corp	679,545
446	*	Bruker BioSciences Corp	2,029
207	*	Candela Corp	3,763
182	*	Cantel Medical Corp	2,947
1,382	*	Cardiac Science, Inc	5,514
800	*	Cardiodynamics
		International Corp	4,776
757	*	Cepheid, Inc	7,252
394	*	Cerus Corp	1,789
366	*	Cholestech Corp	2,793
124	*	Closure Medical Corp	4,207
831		Cognex Corp	23,467
793	*	Coherent, Inc	18,873
475		Cohu, Inc	9,096
500	*	Cole National Corp	10,000

78 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
465	*	Conceptus, Inc	$ 4,938
1,000	*	Concord Camera Corp	9,250
987	*	Conmed Corp	23,491
730		Cooper Cos, Inc	34,405
2,029	*	Credence Systems Corp	26,702
700	*	CTI Molecular
		Imaging, Inc	11,837
867	*	Cyberonics, Inc	27,753
2,908	*	Cytyc Corp	40,014
446		Datascope Corp	15,989
2,255		Dentsply International, Inc	101,858
360	*	Dionex Corp	16,567
300	*	DJ Orthopedics, Inc	8,040
645	*	DRS Technologies, Inc	17,918
7,990		Eastman Kodak Co	205,103
656		EDO Corp	16,170
1,737	*	Edwards Lifesciences Corp	52,249
300	*	ESCO Technologies, Inc	13,095
159	*	Exactech, Inc	2,345
245	*	Excel Technology, Inc	8,051
515	*	FEI Co	11,588
1,451	*	Fisher Scientific
		International, Inc	60,028
885	*	Flir Systems, Inc	32,303
875	*	Fossil, Inc	24,509
8,739		Guidant Corp	526,088
364	*	Haemonetics Corp	8,696
564	*	Hanger Orthopedic
		Group, Inc	8,781
463	*	Herley Industries, Inc	9,584
463	*	Hologic, Inc	8,024
283	*	ICU Medical, Inc	9,701
374	*	Igen International, Inc	22,032
300	*	Ii-Vi, Inc	7,740
717	*	Inamed Corp	34,459
1,170	*	Input/Output, Inc	5,277
454	*	Integra LifeSciences
		Holding	12,998
436	*	Interpore International	5,668
837	*	Intuitive Surgical, Inc	14,304
737		Invacare Corp	29,753
458	*	Invision Technologies, Inc	15,375
461	*	Ionics, Inc	14,683
414	*	I-Stat Corp	6,334
593	*	Itron, Inc	10,887
295	*	Ixia	3,452
328		Keithley Instruments, Inc	6,002
207	*	Kensey Nash Corp	4,813
5,443	*	KLA-Tencor Corp	319,341
261	*	KVH Industries, Inc	7,170
393	*	Kyphon, Inc	9,758

SHARES			VALUE

351	*	Laserscope	$ 5,472
1,600	*	Lexar Media, Inc	27,888
1,706	*	LTX Corp	25,641
208	*	Medical Action
		Industries, Inc	3,892
34,928		Medtronic, Inc	1,697,850
1,244		Mentor Corp	29,931
813	*	Merit Medical Systems, Inc	18,097
888	*	Mettler-Toledo International, Inc	37,482
267	*	Micro Therapeutics, Inc	862
1,370	*	Millipore Corp	58,979
124		Mine Safety Appliances Co	9,859
854	*	MKS Instruments, Inc	24,766
369	*	Molecular Devices Corp	7,007
412		Movado Group, Inc	11,631
379		MTS Systems Corp	7,288
1,300	*	Newport Corp	21,489
438	*	Novoste Corp	2,098
609		Oakley, Inc	8,429
432	*	Ocular Sciences, Inc	12,403
1,941	*	Orbital Sciences Corp	23,331
883	*	Orthologic Corp	5,413
411	*	Osteotech, Inc	3,617
3,347		PerkinElmer, Inc	57,133
500	*	Photon Dynamics, Inc	20,120
1,605	*	Pinnacle Systems, Inc	13,691
500	*	Possis Medical, Inc	9,875
11,653		Raytheon Co	350,056
1,112	*	Resmed, Inc	46,192
1,024	*	Respironics, Inc	46,172
166	*	Retractable
		Technologies, Inc	999
4,637		Rockwell Automation, Inc	165,077
311	*	Rofin-Sinar
		Technologies, Inc	10,748
702		Roper Industries, Inc	34,581
500	*	Rudolph Technologies, Inc	12,270
649	*	Sola International, Inc	12,201
321	*	Sonic Solutions, Inc	4,911
600	*	SonoSite, Inc	12,864
5,312	*	St. Jude Medical, Inc	325,891
459	*	Staar Surgical Co	5,168
1,532	*	Steris Corp	34,623
4,016		Stryker Corp	341,400
1,064	*	Sybron Dental
		Specialties, Inc	29,898
227	*	Synovis Life
		Technologies, Inc	4,617
100		Sypris Solutions, Inc	1,681
1,152	*	Techne Corp	43,523
2,034		Tektronix, Inc	64,274
1,073		Teleflex, Inc	51,858

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 79

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS—(Continued)
4,861	*	Teradyne, Inc	$ 123,712
799	*	Theragenics Corp	4,371
647	*	Therasense, Inc	13,134
4,661	*	Thermo Electron Corp	117,457
1,349	*	Thoratec Corp	17,550
850	*	Trimble Navigation Ltd	31,654
447	*	TriPath Imaging, Inc	3,487
152		United Industrial Corp	2,744
2,031	*	Varian Medical
		Systems, Inc	140,342
804	*	Varian, Inc	33,551
351	*	Ventana Medical
		Systems, Inc	13,829
605	*	Viasys Healthcare, Inc	12,463
1,413	*	Visx, Inc	32,711
240	*	Vital Images, Inc	4,282
81		Vital Signs, Inc	2,649
450	*	Vivus, Inc	1,706
3,468	*	Waters Corp	114,999
214	*	Wright Medical Group, Inc	6,514
544		X-Rite, Inc	6,158
300		Young Innovations, Inc	10,800
7,059	*	Zimmer Holdings, Inc	496,954
300	*	Zoll Medical Corp	10,644
424	*	Zygo Corp	6,992

		TOTAL INSTRUMENTS AND
		RELATED PRODUCTS	9,657,409

INSURANCE AGENTS, BROKERS AND SERVICE—0.39%
6,963		AON Corp	166,694
1,268		Brown & Brown, Inc	41,349
194	*	Clark, Inc	3,733
364		Crawford & Co (Class B)	2,570
2,579		Gallagher (Arthur J.) & Co	83,792
998		Hilb, Rogal & Hamilton Co	32,006
15,204		Marsh & McLennan Cos, Inc	728,120
7,835	*	Medco Health Solutions, Inc	266,312
700	*	USI Holdings Corp	9,135

		TOTAL INSURANCE AGENTS,
		BROKERS AND SERVICE	1,333,711

INSURANCE CARRIERS—4.61%
637		21st Century Insurance Group	8,759
2,109	*	AdvancePCS	111,060
4,198		Aetna, Inc	283,701
14,638		Aflac, Inc	529,603
1,285		Alfa Corp	16,525
181	*	Alleghany Corp	40,273
1,604	*	Allmerica Financial Corp	49,355
20,206		Allstate Corp	869,262
2,347		Ambac Financial Group, Inc	162,858

SHARES			VALUE

814		American Financial
		Group, Inc	$ 21,538
65,549		American International
		Group, Inc	4,344,588
307	*	American Medical
		Security Group, Inc	6,883
241		American National
		Insurance Co	20,333
300	*	American Physicians
		Capital, Inc	5,520
531	*	AMERIGROUP Corp	22,647
1,153		AmerUs Group Co	40,320
3,993	*	Anthem, Inc	299,475
463	*	Argonaut Group, Inc	7,195
437		Baldwin & Lyons, Inc
		(Class B)	12,262
1,875		Berkley (W.R.) Corp	65,531
402	*	Centene Corp	11,260
5,303		Chubb Corp	361,134
3,905		Cigna Corp	224,538
3,902		Cincinnati Financial Corp	163,416
1,209	*	Citizens, Inc	11,402
643	*	CNA Financial Corp	15,496
362	*	CNA Surety Corp	3,443
659		Commerce Group, Inc	26,031
535		Delphi Financial Group,
		Inc (Class A)	19,260
88		Donegal Group, Inc	1,938
670		Erie Indemnity Co (Class A)
579		FBL Financial Group, Inc
		(Class A)	14,938
3,813		Fidelity National
		Financial, Inc	147,868
213	*	Financial Industries Corp	3,003
1,710		First American Corp	50,907
101		Great American Financial
		Resources, Inc	1,638
695		Harleysville Group, Inc	13,824
7,989		Hartford Financial Services
		Group, Inc	471,591
1,872		HCC Insurance
		Holdings, Inc	59,530
2,913	*	Health Net, Inc	95,255
415	*	HealthExtras, Inc	5,561
887		Horace Mann Educators
		Corp	12,391
4,596	*	Humana, Inc	105,019
100		Independence Holding Co	2,375
334		Infinity Property &
		Casualty Corp	11,039
4,057		Jefferson-Pilot Corp	205,487
8,235		John Hancock Financial
		Services, Inc	308,813

80 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

INSURANCE CARRIERS—(Continued)
91		Kansas City Life
		Insurance Co	$ 4,204
521		Landamerica Financial
		Group, Inc	27,227
1,450		Leucadia National Corp	66,845
4,936		Lincoln National Corp	199,266
3,725		Loews Corp	184,201
215	*	Markel Corp	54,505
4,022		MBIA, Inc	238,223
653		Mercury General Corp	30,397
9,824		MetLife, Inc	330,774
2,078		MGIC Investment Corp	118,321
1,345	*	Mid Atlantic Medical
		Services, Inc	87,156
306		Midland Co	7,228
1,102	*	MONY Group, Inc	34,482
29	*	National Western Life
		Insurance Co (Class A)	4,491
1,383		Nationwide Financial
		Services, Inc (Class A)	45,722
300	*	Navigators Group, Inc	9,261
329		Odyssey Re Holdings Corp	7,419
1,397	*	Ohio Casualty Corp	24,252
5,035		Old Republic International
		Corp	127,688
2,307		Oxford Health Plans, Inc	100,355
1,241	*	Pacificare Health
		Systems, Inc	83,892
403	*	Philadelphia Consolidated
		Holding Corp	19,678
2,472		Phoenix Cos, Inc	29,763
90	*	Pico Holdings, Inc	1,410
1,362	*	PMA Capital Corp (Class A)	6,973
2,534		PMI Group, Inc	94,341
370		Presidential Life Corp	4,869
8,411		Principal Financial Group	278,152
596	*	ProAssurance Corp	19,161
5,636		Progressive Corp	471,113
1,741		Protective Life Corp	58,915
15,634		Prudential Financial, Inc	653,032
2,830		Radian Group, Inc	137,963
834		Reinsurance Group Of
		America, Inc	32,234
488		RLI Corp	18,280
3,650		Safeco Corp	142,095
742		Selective Insurance
		Group, Inc	24,011
625	*	Sierra Health Services, Inc	17,156
5,883		St. Paul Cos, Inc	233,261
748		Stancorp Financial
		Group, Inc	47,034
374		State Auto Financial Corp	8,748

SHARES			VALUE

432		Stewart Information
		Services Corp	$ 17,518
3,301		Torchmark Corp	150,328
539		Transatlantic
		Holdings, Inc	43,551
6,179		Travelers Property Casualty
		Corp (Class A)	103,684
17,830		Travelers Property Casualty Corp (Class B)	302,575
205	*	Triad Guaranty, Inc	10,322
928	*	UICI	12,324
199		United Fire & Casualty Co	8,032
15,750		UnitedHealth Group, Inc	916,335
1,233		Unitrin, Inc	51,059
320	*	Universal American Financial Corp	3,171
8,225		UnumProvident Corp	129,708
600	*	WellChoice, Inc	20,700
4,335	*	Wellpoint Health Networks, Inc	420,452
19		Wesco Financial Corp	6,688
128		Zenith National Insurance
		Corp	4,166

		TOTAL INSURANCE
		CARRIERS	15,577,951

JUSTICE, PUBLIC ORDER AND SAFETY—0.00%
100	*	Wackenhut
		Corrections Corp	2,280

		TOTAL JUSTICE, PUBLIC
		ORDER AND SAFETY	2,280

LEATHER AND LEATHER PRODUCTS—0.09%
469		Brown Shoe Co, Inc	17,789
4,978	*	Coach, Inc	187,920
648		K-Swiss, Inc (Class A)	15,591
887	*	Maxwell Shoe Co, Inc
		(Class A)	15,052
268	*	Steven Madden Ltd	5,467
513	*	Timberland Co (Class A)	26,712
75		Weyco Group, Inc	2,524
1,071		Wolverine World Wide, Inc	21,827

		TOTAL LEATHER AND
		LEATHER PRODUCTS	292,882

LEGAL SERVICES—0.00%
173	*	Pre-Paid Legal Services, Inc

		TOTAL LEGAL SERVICES	4,519

LUMBER AND WOOD PRODUCTS—0.09%
87		American Woodmark Corp	4,789
3,353	*	Champion Enterprises, Inc	23,471
147		Deltic Timber Corp	4,469
6,752		Georgia-Pacific Corp	207,084

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 81

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

LUMBER AND WOOD PRODUCTS—(Continued)
400	*	Modtech Holdings, Inc	$ 3,364
1,267		Rayonier, Inc	52,593
134		Skyline Corp	4,673
455		Universal Forest
		Products, Inc	14,642

		TOTAL LUMBER AND
		WOOD PRODUCTS	315,085

METAL MINING—0.29%
231	*	Cleveland-Cliffs, Inc	11,769
3,981	*	Coeur D’alene Mines Corp	23,010
3,728		Freeport-McMoRan Copper
		& Gold, Inc (Class A)	157,061
4,323	*	Hecla Mining Co	35,838
11,058		Newmont Mining Corp	537,529
2,243	*	Phelps Dodge Corp	170,670
429		Royal Gold, Inc	8,979
717		Southern Peru Copper Corp	33,814
1,834	*	Stillwater Mining Co	17,551

		TOTAL METAL MINING	996,221

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.15%
870		Blyth, Inc	28,031
1,530		Callaway Golf Co	25,781
400	*	Daktronics, Inc	10,064
3,526		Hasbro, Inc	75,033
2,086	*	Identix, Inc	9,283
815	*	Jakks Pacific, Inc	10,725
1,500	*	K2, Inc	22,815
492	*	Leapfrog Enterprises, Inc	13,053
400	*	Lydall, Inc	4,076
12,174		Mattel, Inc	234,593
699		Nautilus Group, Inc	9,821
652	*	Oneida Ltd	3,840
300		Penn Engineering &
		Manufacturing Corp	5,709
360	*	RC2 Corp	7,470
239		Russ Berrie & Co, Inc	8,102
447	*	Shuffle Master, Inc	15,475
33	*	Steinway Musical
		Instruments, Inc	815
663	*	Yankee Candle Co, Inc	18,120

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	502,806

MISCELLANEOUS RETAIL—1.21%
505	*	1-800-Flowers.com, Inc
		(Class A)	5,585
164	*	AC Moore Arts & Crafts, Inc	3,159
918	*	Alloy, Inc	4,783

SHARES			VALUE

6,436	*	Amazon.com, Inc	$ 338,791
1,103	*	Barnes & Noble, Inc	36,234
500	*	Big 5 Sporting
		Goods Corp	10,475
109		Blair Corp	2,653
294	*	Blue Rhino Corp	4,084
2,294		Borders Group, Inc	50,284
596		Cash America
		International, Inc	12,623
922	*	Coldwater Creek, Inc	10,142
11,368		CVS Corp	410,612
339	*	Dick’s Sporting Goods, Inc	16,496
1,400	*	Drugstore.com, Inc	7,714
620	*	Duane Reade, Inc	10,490
11,956	*	eBay, Inc	772,238
100	*	Finlay Enterprises, Inc	1,413
300		Friedman’s, Inc (Class A)	2,013
142	*	Galyans Trading Co, Inc	1,710
600		Hancock Fabrics, Inc	8,688
277	*	Hibbett Sporting Goods, Inc	8,255
550	*	Jill (J.) Group, Inc	6,991
455	*	Jo-Ann Stores, Inc	9,282
1,017		Longs Drug Stores Corp	25,161
796	*	Marvel Enterprises, Inc	23,172
1,910		Michaels Stores, Inc	84,422
682		MSC Industrial Direct Co
		(Class A)	18,755
8,739	*	Office Depot, Inc	146,029
2,439		Omnicare, Inc	98,511
200	*	Party City Corp	2,538
121	*	PC Connection, Inc	1,013
998	*	Petco Animal Supplies, Inc	30,389
4,111		Petsmart, Inc	97,842
719	*	Priceline.com, Inc	12,870
12,886	*	Rite Aid Corp	77,831
251	*	Sharper Image Corp	8,195
725	*	Sports Authority, Inc	27,840
981	*	Stamps.com, Inc	6,082
13,448	*	Staples, Inc	367,130
900	*	Summit America
		Television, Inc	3,528
3,125		Tiffany & Co	141,250
5,666		Toys ‘R’ Us, Inc	71,618
394	*	Valuevision International,
		Inc (Class A)	6,580
29,316		Walgreen Co	1,066,516
153	*	Whitehall Jewellers, Inc	1,510
253		World Fuel Services Corp	8,589
733	*	Zale Corp	38,996

		TOTAL MISCELLANEOUS
		RETAIL	4,101,082

82 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

MOTION PICTURES—1.39%
834	*	AMC Entertainment, Inc	$ 12,685
884	*	Avid Technology, Inc	42,432
900		Blockbuster, Inc (Class A)	16,155
100	*	Carmike Cinemas, Inc	3,485
1,323	*	Hollywood
		Entertainment Corp	18,191
78,592	*	Liberty Media Corp
		(Class A)	934,459
1,739	*	Metro-Goldwyn-Mayer, Inc	29,720
650		Movie Gallery, Inc	12,142
285	*	NetFlix, Inc	15,587
371	*	Reading International, Inc	2,196
947		Regal Entertainment
		Group (Class A)	19,432
123,395	*	Time Warner, Inc	2,219,876
58,382		Walt Disney Co	1,362,052

		TOTAL MOTION PICTURES	4,688,412

NONDEPOSITORY INSTITUTIONS—2.22%
259	*	Accredited Home Lenders
		Holding Co	7,925
1,075		Advanta Corp (Class A)	13,964
1,673		American Capital
		Strategies Ltd	49,738
32,861		American Express Co	1,584,886
1,066		American Home Mortgage
		Investment Corp	23,996
4,971	*	AmeriCredit Corp	79,188
6,034		Capital One Financial Corp	369,824
1,377		CharterMac	29,096
5,566		CIT Group, Inc	200,098
629	*	CompuCredit Corp	13,385
4,617		Countrywide
		Financial Corp	350,199
183	*	Credit Acceptance Corp	2,800
2,370		Doral Financial Corp	76,504
1,200	*	E-Loan, Inc	3,576
28,021		Fannie Mae	2,103,256
210	*	Federal Agricultural
		Mortgage Corp (Class C)	6,712
441	*	Financial Federal Corp	13,473
20,003		Freddie Mac	1,166,575
30,730		MBNA Corp	763,641
776		MCG Capital Corp	15,132
424		Metris Cos, Inc	1,883
760		New Century Financial Corp	30,149
7,703	*	Providian Financial Corp	89,663
784	*	Saxon Capital, Inc	16,425
11,911		SLM Corp	448,806
126		Student Loan Corp	18,396
370		Westcorp	13,524

SHARES			VALUE

295	*	WFS Financial, Inc	$ 12,526
401	*	World Acceptance Corp	7,984

		TOTAL NONDEPOSITORY
		INSTITUTIONS	7,513,324

NONMETALLIC MINERALS, EXCEPT FUELS—0.04%
401		Amcol International Corp	8,140
2,830		Vulcan Materials Co	134,623

		TOTAL NONMETALLIC
		MINERALS, EXCEPT
		FUELS	142,763

OIL AND GAS EXTRACTION—1.40%
7,050		Anadarko Petroleum Corp	359,621
4,700		Apache Corp	381,170
362	*	Atwood Oceanics, Inc	11,562
568		Berry Petroleum Co
		(Class A)	11,502
4,251	*	BJ Services Co	152,611
5,855		Burlington Resources, Inc	324,250
686		Cabot Oil & Gas Corp (Class A)	20,134
944	*	Cal Dive International, Inc	22,760
5,641		Chesapeake Energy Corp	76,605
962	*	Cimarex Energy Co	25,676
92	*	Clayton Williams
		Energy, Inc	2,674
800	*	Comstock Resources, Inc	15,440
1,000	*	Denbury Resources, Inc	13,910
6,750		Devon Energy Corp	386,505
1,344		Diamond Offshore
		Drilling, Inc	27,565
235	*	Encore Acquisition Co	5,793
565	*	Energy Partners Ltd	7,854
4,245		ENSCO International, Inc	115,337
3,343		EOG Resources, Inc	154,346
1,020	*	Evergreen Resources, Inc	33,160
791	*	Forest Oil Corp	22,599
2,729	*	Global Industries Ltd	14,054
3,722	*	Grey Wolf, Inc	13,920
1,130	*	Hanover Compressor Co	12,600
774	*	Harvest Natural
		Resources, Inc	7,701
1,583		Helmerich & Payne, Inc	44,213
700	*	Horizon Offshore, Inc	3,080
539	*	Houston Exploration Co	19,684
1,424	*	KCS Energy, Inc	15,023
2,850		Kerr-McGee Corp	132,497
2,747	*	Key Energy Services, Inc	28,322
1,792	*	Magnum Hunter
		Resources, Inc	17,042
58	*	Magnum Hunter Resources,
		Inc Wts 03/21/05	32

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 83

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			SHARES

OIL AND GAS EXTRACTION—(Continued)
8,741		Marathon Oil Corp	$ 289,240
316	*	McMoRan Exploration Co	5,925
300	*	Meridian Resource Corp	1,782
1,207	*	Newfield Exploration Co	53,760
1,860	*	Newpark Resources, Inc	8,909
1,604		Noble Energy, Inc	71,266
562	*	Nuevo Energy Co	13,584
10,984		Occidental Petroleum Corp	463,964
679	*	Oceaneering
		International, Inc	19,012
1,046	*	Parker Drilling Co	2,667
801		Patina Oil & Gas Corp	39,241
2,227	*	Patterson-UTI Energy, Inc	73,313
195		Penn Virginia Corp	10,852
144	*	Petrocorp, Inc	1,938
421	*	Petroleum
		Development Corp	9,978
3,475	*	Pioneer Natural
		Resources Co	110,957
1,030	*	Plains Exploration &
		Production Co	15,852
1,661		Pogo Producing Co	80,226
3,217	*	Pride International, Inc	59,965
372	*	Prima Energy Corp	13,080
500	*	Quicksilver Resources, Inc	16,150
1,517		Range Resources Corp	14,336
779	*	Remington Oil & Gas Corp	15,339
2,555	*	Rowan Cos, Inc	59,199
150		RPC, Inc	1,649
441	*	Seacor Smit, Inc	18,535
1,294	*	Southwestern Energy Co	30,927
700	*	Spinnaker Exploration Co	22,589
755		St. Mary Land &
		Exploration Co	21,518
607	*	Stone Energy Corp	25,767
1,500	*	Superior Energy
		Services, Inc	14,100
774	*	Swift Energy Co	13,042
668	*	Tetra Technologies, Inc	16,192
1,671		Tidewater, Inc	49,929
922	*	Tom Brown, Inc	29,735
464	*	Transmontaigne, Inc	2,993
1,300	*	Unit Corp	30,615
7,451		Unocal Corp	274,420
2,673	*	Varco International, Inc	55,144
1,396	*	Veritas DGC, Inc	14,630
1,767		Vintage Petroleum, Inc	21,257
834	*	Westport Resources Corp	24,903
822	*	W-H Energy Services, Inc	13,316
4,813		XTO Energy, Inc	136,208

		TOTAL OIL AND GAS
		EXTRACTION	4,747,246

SHARES			VALUE

PAPER AND ALLIED PRODUCTS—0.71%
1,481		Bemis Co	$ 74,050
1,882		Boise Cascade Corp	61,843
1,395		Bowater, Inc	64,602
395	*	Buckeye Technologies, Inc	3,970
696	*	Caraustar Industries, Inc	9,605
780		Chesapeake Corp	20,654
1,264		Glatfelter	15,737
500		Greif, Inc (Class A)	17,755
13,625		International Paper Co	587,374
14,463		Kimberly-Clark Corp	854,619
2,195	*	Longview Fibre Co	27,108
5,336		MeadWestvaco Corp	158,746
1,900		Packaging Corp Of America	41,534
4,686	*	Pactiv Corp	111,995
908	*	Playtex Products, Inc	7,019
420		Pope & Talbot, Inc	7,396
798		Potlatch Corp	27,746
446		Rock-Tenn Co (Class A)	7,698
456		Schweitzer-Mauduit
		International, Inc	13,580
6,998	*	Smurfit-Stone
		Container Corp	129,953
2,484		Sonoco Products Co	61,156
1,125		Temple-Inland, Inc	70,504
1,197		Wausau-Mosinee
		Paper Corp	16,183

		TOTAL PAPER AND ALLIED PRODUCTS	2,390,827

PERSONAL SERVICES—0.20%
1,346	*	Alderwoods Group, Inc	12,679
236		Angelica Corp	5,192
3,588		Cintas Corp	179,866
576	*	Coinstar, Inc	10,403
218		CPI Corp	4,406
716		G & K Services, Inc
		(Class A)	26,313
5,114		H & R Block, Inc	283,162
1,190		Regis Corp	47,029
8,724	*	Service Corp International	47,022
241		Unifirst Corp	5,714
1,243	*	Weight Watchers
		International, Inc	47,694

		TOTAL PERSONAL SERVICES	669,480

PETROLEUM AND COAL PRODUCTS—3.70%
2,163		Amerada Hess Corp	115,007
1,659		Ashland, Inc	73,096
30,609		ChevronTexaco Corp	2,644,312
19,345		ConocoPhillips	1,268,452
524		ElkCorp	13,991
190,393		ExxonMobil Corp	7,806,113
700		Frontier Oil Corp	12,054

84 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

PETROLEUM AND COAL PRODUCTS—(Continued)
952	*	Headwaters, Inc	$ 18,678
300		Holly Corp	8,250
1,606		Lubrizol Corp	52,227
4,110		Lyondell Chemical Co	69,665
2,002		Murphy Oil Corp	130,751
946	*	Premcor, Inc	24,596
2,100		Sunoco, Inc	107,415
1,685	*	Tesoro Petroleum Corp	24,550
3,098		Valero Energy Corp	143,561
352		WD-40 Co	12,447

		TOTAL PETROLEUM AND
		COAL PRODUCTS	12,525,165

PRIMARY METAL INDUSTRIES—0.52%
2,192	*	AK Steel Holding Corp	11,179
24,229		Alcoa, Inc	920,702
2,824		Allegheny
		Technologies, Inc	37,333
4,136	*	Andrew Corp	47,605
592		Belden, Inc	12,485
161	*	Brush Engineered
		Materials, Inc	2,465
1,159	*	Cable Design
		Technologies Corp	10,419
569		Carpenter Technology Corp	16,825
200	*	Century Aluminum Co	3,802
1,781	*	CommScope, Inc	29,084
438		Curtiss-Wright Corp	19,714
700	*	Encore Wire Corp	12,397
3,223		Engelhard Corp	96,529
816	*	General Cable Corp	6,650
116		Gibraltar Steel Corp	2,917
890	*	Lone Star
		Technologies, Inc	14,222
774		Matthews International
		Corp (Class A)	22,903
1,125	*	Maverick Tube Corp	21,656
1,107	*	Mueller Industries, Inc	38,037
286		NN, Inc	3,601
200	*	NS Group, Inc	1,940
2,213		Nucor Corp	123,928
1,360		Precision Castparts Corp	61,758
354		Quanex Corp	16,319
857	*	RTI International
		Metals, Inc	14,458
251		Ryerson Tull, Inc	2,874
200		Schnitzer Steel Industries,
		Inc (Class A)	12,100
1,067	*	Steel Dynamics, Inc	25,064
438		Texas Industries, Inc	16,206

SHARES			VALUE

741		Tredegar Corp	$ 11,508
2,813		United States Steel Corp	98,511
1,663		Worthington
		Industries, Inc	29,984

		TOTAL PRIMARY METAL
		INDUSTRIES	1,745,175

PRINTING AND PUBLISHING—0.81%
1,357	*	American Greetings Corp
		(Class A)	29,678
663		Banta Corp	26,852
2,542		Belo Corp (Class A)	72,040
539		Bowne & Co, Inc	7,309
299	*	Consolidated Graphics, Inc	9,442
225		Courier Corp	8,656
184		CSS Industries, Inc	5,706
1,413		Dow Jones & Co, Inc	70,438
422		Ennis Business Forms, Inc	6,457
7,764		Gannett Co, Inc	692,238
814		Harland (John H.) Co	22,222
1,803		Harte-Hanks, Inc	39,215
1,308		Hollinger International, Inc	20,431
185	*	Information Holdings, Inc	4,089
679	*	Journal Register Co	14,055
2,340		Knight Ridder, Inc	181,046
1,258		Lee Enterprises, Inc	54,912
345	*	Mail-Well, Inc	1,590
325	*	Martha Stewart Living
		Omnimedia, Inc (Class A)	3,201
387		McClatchy Co (Class A)	26,626
5,483		McGraw-Hill Cos, Inc	383,371
574		Media General, Inc (Class A)	37,367
1,139		Meredith Corp	55,595
346		New England Business
		Services, Inc	10,207
4,189		New York Times Co (Class A)	200,192
275	*	Playboy Enterprises, Inc
		(Class B)	4,444
4,589	*	Primedia, Inc	12,987
227		Pulitzer, Inc	12,258
2,905		R.R. Donnelley & Sons Co	87,586
2,243		Reader’s Digest
		Association, Inc (Class A)	32,882
713	*	Scholastic Corp	24,271
899		Scripps (E.W.) Co (Class A)	84,632
338		Standard Register Co	5,689
300		Thomas Nelson, Inc	5,799
5,760		Tribune Co	297,216
1,194	*	Valassis
		Communications, Inc	35,044
159		Washington Post Co
		(Class B)	125,833

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 85

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

PRINTING AND PUBLISHING—(Continued)
1,476		Wiley (John) & Sons, Inc
		(Class A)	$ 38,420

		TOTAL PRINTING AND
		PUBLISHING	2,749,996

RAILROAD TRANSPORTATION—0.41%
10,746		Burlington Northern
		Santa Fe Corp	347,633
5,708		CSX Corp	205,146
785		Florida East Coast
		Industries	25,984
327	*	Genesee & Wyoming, Inc
		(Class A)	10,301
1,658	*	Kansas City Southern
		Industries, Inc	23,743
10,816		Norfolk Southern Corp	255,798
7,361		Union Pacific Corp	511,442

		TOTAL RAILROAD
		TRANSPORTATION	1,380,047

REAL ESTATE—0.06%
90	*	Avatar Holdings, Inc	3,325
2,638		Catellus
		Development Corp	63,629
151		Consolidated-Tomoka
		Land Co	4,938
665		Forest City
		Enterprises, Inc
		(Class A)	31,594
1,014	*	Jones Lang LaSalle, Inc	21,020
532		LNR Property Corp	26,339
922		St. Joe Co	34,381
2,339	*	Stewart Enterprises, Inc
		(Class A)	13,286
146	*	Tarragon Realty
		Investors, Inc	2,410
991	*	Trammell Crow Co	13,131
74		United Capital Corp	1,533

		TOTAL REAL ESTATE	215,586

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.22%
300	*	Applied Films Corp	9,906
919		Aptargroup, Inc	35,841
248		Bandag, Inc	10,218
1,754		Cooper Tire & Rubber Co	37,501
4,711	*	Goodyear Tire &
		Rubber Co	37,028
145	*	Gundle/SLT
		Environmental, Inc	3,010
235	*	Jarden Corp	6,425
211		Myers Industries, Inc	2,557
4,729		Nike, Inc (Class B)	323,747

SHARES			VALUE

168		Quixote Corp	$ 4,101
1,445		Reebok International Ltd	56,817
626		Schulman (A.), Inc	13,346
2,543	*	Sealed Air Corp	137,678
499	*	Skechers U.S.A., Inc
		(Class A)	4,067
457		Spartech Corp	11,260
200	*	Trex Co, Inc	7,596
1,467		Tupperware Corp	25,438
484	*	Vans, Inc	5,522

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTIC PRODUCTS	732,058

SECURITY AND COMMODITY BROKERS—2.02%
2,147		A.G. Edwards, Inc	77,786
765	*	Affiliated Managers
		Group, Inc	53,236
6,860	*	Ameritrade Holding Corp	96,520
2,761		Bear Stearns Cos, Inc	220,742
500		Blackrock, Inc	26,555
29,736		Charles Schwab Corp	352,074
128		Chicago Mercantile
		Exchange	9,262
9,764	*	E*Trade Financial Corp	123,515
1,876		Eaton Vance Corp	68,737
2,221		Federated Investors, Inc
		(Class B)	65,209
188		First Albany Cos, Inc	2,640
4,851		Franklin Resources, Inc	252,543
175		Gabelli Asset
		Management,
		Inc (Class A)	6,965
8,103		Goldman Sachs
		Group, Inc	800,009
2,913	*	Instinet Group, Inc	15,002
1,273	*	Investment Technology
		Group, Inc	20,559
1,780		Investors Financial
		Services Corp	68,370
7,032		Janus Capital Group, Inc	115,395
1,328		Jefferies Group, Inc	43,851
2,162	*	Knight Trading Group, Inc	31,652
1,377	*	LaBranche & Co, Inc	16,070
1,840		Legg Mason, Inc	142,011
7,647		Lehman Brothers
		Holdings, Inc	590,501
26,570		Merrill Lynch & Co, Inc	1,558,331
30,327		Morgan Stanley	1,755,023
600		Nuveen Investments, Inc	15,996
1,033		Raymond James
		Financial, Inc	38,944

86 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

SECURITY AND COMMODITY BROKERS—(Continued)
284		Sanders Morris Harris
		Group, Inc	$ 3,522
2,036		SEI Investments Co	62,037
440	*	SoundView Technology
		Group, Inc	6,816
376		SWS Group, Inc	6,693
2,942		T Rowe Price Group, Inc	139,480
1,927		Waddell & Reed Financial,
		Inc (Class A)	45,207

		TOTAL SECURITY AND
		COMMODITY BROKERS	6,831,253

SOCIAL SERVICES—0.00%
318	*	Bright Horizons Family
		Solutions, Inc	13,356

		TOTAL SOCIAL SERVICES	13,356

SPECIAL TRADE CONTRACTORS—0.03%
1,544	*	Dycom Industries, Inc	41,410
404	*	EMCOR Group, Inc	17,736
2,016	*	Integrated Electrical
		Services, Inc	18,648
144	*	John B. Sanfilippo & Son	7,350
428	*	Matrix Service Co	7,768
2,000	*	Quanta Services, Inc	14,600
264		Roto-Rooter, Inc	12,170

		TOTAL SPECIAL TRADE
		CONTRACTORS	119,682

STONE, CLAY, AND GLASS PRODUCTS—0.18%
498		Ameron International Corp	17,276
488		Apogee Enterprises, Inc	5,539
434	*	Cabot Microelectronics Corp	21,266
318		CARBO Ceramics, Inc	16,298
200		Centex Construction
		Products, Inc	12,054
37,511	*	Corning, Inc	391,240
590		Florida Rock Industries, Inc	32,362
824		Lafarge North America, Inc	33,388
501		Libbey, Inc	14,268
2,623	*	Owens-Illinois, Inc	31,187
1,386	b*	USG Corp	22,966

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	597,844

TEXTILE MILL PRODUCTS—0.04%
713		Albany International
		Corp (Class A)	24,171
54	*	Hampshire Group Ltd	1,694

SHARES			VALUE

655	*	Interface, Inc (Class A)	$ 3,622
1,403	*	Mohawk Industries, Inc	98,968

		TOTAL TEXTILE MILL
		PRODUCTS	128,455

TOBACCO PRODUCTS—1.03%
57,783		Altria Group, Inc	3,144,551
1,056		Loews Corp (Carolina
		Group)	26,653
2,358		R.J. Reynolds Tobacco
		Holdings, Inc	137,118
617		Universal Corp (Virginia)	27,253
4,417		UST, Inc	157,643
595		Vector Group Ltd	9,716

		TOTAL TOBACCO
		PRODUCTS	3,502,934

TRANSPORTATION BY AIR—0.38%
2,312	*	Airtran Holdings, Inc	27,513
754	*	Alaska Air Group, Inc	20,577
799	*	America West Holdings
		Corp (Class B)	9,908
4,631	*	AMR Corp	59,971
986	*	Atlantic Coast Airlines
		Holdings, Inc	9,761
1,663	*	Continental Airlines, Inc
		(Class B)	27,057
2,675	*	Delta Air Lines, Inc	31,592
411	*	ExpressJet Holdings, Inc	6,165
8,498		FedEx Corp	573,615
296	*	Forward Air Corp	8,140
799	*	Frontier Airlines, Inc	11,394
2,619	*	JetBlue Airways Corp	69,456
255	*	MAIR Holdings, Inc	1,856
614	*	Mesa Air Group, Inc	7,687
1,683	*	Northwest Airlines Corp	21,239
579	*	Offshore Logistics, Inc	14,197
100	*	Petroleum Helicopters (Vote)	2,450
1,458		Skywest, Inc	26,419
21,769		Southwest Airlines Co	351,352

		TOTAL TRANSPORTATION
		BY AIR	1,280,349

TRANSPORTATION EQUIPMENT—2.53%
803	*	AAR Corp	12,005
103	*	Aftermarket
		Technology Corp	1,413
810	*	American Axle &
		Manufacturing
		Holdings, Inc	32,740
468		Arctic Cat, Inc	11,560
1,592		ArvinMeritor, Inc	38,399
2,784		Autoliv, Inc	104,818
20,969		Boeing Co	883,634

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 87

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

TRANSPORTATION EQUIPMENT—(Continued)
2,233		Brunswick Corp	$ 71,076
690		Clarcor, Inc	30,429
563		Coachmen Industries, Inc	10,196
48		Curtiss-Wright Corp
		(Class B)	2,155
3,989		Dana Corp	73,198
13,748		Delphi Corp	140,367
94	*	Ducommun, Inc	2,101
158	*	Dura Automotive
		Systems, Inc	2,018
301	*	Fairchild Corp (Class A)	1,517
1,274		Federal Signal Corp	22,320
726	*	Fleetwood
		Enterprises, Inc	7,449
49,841		Ford Motor Co	797,456
1,126		GenCorp, Inc	12,127
5,110		General Dynamics Corp	461,893
13,164		General Motors Corp	702,958
2,063		Gentex Corp	91,102
5,070		Genuine Parts Co	168,324
3,319		Goodrich Corp	98,541
144	*	Greenbrier Cos, Inc	2,412
8,754		Harley-Davidson, Inc	416,078
719		Heico Corp	13,086
23,766		Honeywell International, Inc	794,497
20,679	*	Hughes Electronics Corp	342,237
885		Kaman Corp (Class A)	11,266
10,609		Lockheed Martin Corp	545,303
797	*	Monaco Coach Corp	18,969
1,556	*	Navistar International Corp	74,517
4,998		Northrop Grumman Corp	477,809
812		Oshkosh Truck Corp	41,436
3,077		Paccar, Inc	261,914
656		Polaris Industries, Inc	58,108
233	*	Sequa Corp (Class A)	11,417
900	*	Sports Resorts
		International, Inc	4,554
130		Standard Motor
		Products, Inc	1,580
48	*	Strattec Security Corp	2,924
574		Superior Industries
		International, Inc	24,980
1,092	*	Teledyne Technologies, Inc	20,584
517	*	Tenneco Automotive, Inc	3,459
3,035		Textron, Inc	173,177
452		Thor Industries, Inc	25,411
801		Trinity Industries, Inc	24,703
316	*	Triumph Group, Inc	11,502
888	*	United Defense
		Industries, Inc	28,309
13,443		United Technologies Corp	1,273,993

SHARES			VALUE

3,804		Visteon Corp	$ 39,600
1,181	*	Wabash National Corp	34,603
1,189		Wabtec Corp	20,261
365		Winnebago Industries, Inc	25,094

		TOTAL TRANSPORTATION
		EQUIPMENT	8,563,579

TRANSPORTATION SERVICES—0.10%
77		Ambassadors Group, Inc	1,809
160		Ambassadors
		International, Inc	2,000
1,919		C.H. Robinson
		Worldwide, Inc	72,749
805	*	EGL, Inc	14,136
2,818		Expeditors International
		Of Washington, Inc	106,126
1,285		GATX Corp	35,954
600	*	Navigant International, Inc	8,310
600	*	Pacer International, Inc	12,132
1,200	*	RailAmerica, Inc	14,160
3,590		Sabre Holdings Corp	77,508

		TOTAL TRANSPORTATION
		SERVICES	344,884

TRUCKING AND WAREHOUSING—0.41%
600		Arkansas Best Corp	18,834
1,419		CNF, Inc	48,104
197	*	Covenant Transport,
		Inc (Class A)	3,745
808		Heartland Express, Inc	19,546
1,342	*	Hunt (J.B.) Transport
		Services, Inc	36,247
790	*	Landstar System, Inc	30,052
299	*	Old Dominion Freight Line	10,190
400	*	P.A.M. Transportation
		Services	8,532
399	*	SCS Transportation, Inc	7,014
1,245	*	Swift Transportation Co, Inc	26,170
200	*	U.S. Xpress Enterprises, Inc
		Class A)	2,450
14,737		United Parcel Service, Inc
		(Class B)	1,098,643
726		USF Corp	24,822
1,281		Werner Enterprises, Inc	24,967
1,107	*	Yellow Roadway Corp	40,040

		TOTAL TRUCKING AND
		WAREHOUSING	1,399,356

WATER TRANSPORTATION—0.03%
1,059		Alexander & Baldwin, Inc	35,678
184	*	Gulfmark Offshore, Inc	2,576
492	*	Kirby Corp	17,161
186		Maritrans, Inc	3,108

88 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

WATER TRANSPORTATION—(Continued)
895		Overseas Shipholding
		Group, Inc	$ 30,475
314	*	Seabulk
		International, Inc	2,550

		TOTAL WATER
		TRANSPORTATION	91,548

WHOLESALE TRADE-DURABLE GOODS—1.68%
143	*	1-800 Contacts, Inc	3,003
491		Action Performance
		Cos, Inc	9,624
1,611		Agilysys, Inc	17,963
159	*	Alliance Imaging, Inc	588
780	*	Anixter International, Inc	20,186
2,393	*	Apogent Technologies, Inc	55,135
579		Applied Industrial
		Technologies, Inc	13,815
2,761	*	Arrow Electronics, Inc	63,890
447	*	Audiovox Corp (Class A)	5,739
1,130	*	Aviall, Inc	17,526
3,546	*	Avnet, Inc	76,806
142		Barnes Group, Inc	4,588
794		BorgWarner, Inc	67,546
243	*	Boyds Collection Ltd	1,033
913		Carlisle Cos, Inc	55,565
1,785		CDW Corp	103,102
332		Commercial Metals Co	10,093
300	*	Compucom Systems, Inc	1,572
351	*	Department 56, Inc	4,598
398	*	Global Imaging Systems, Inc	12,637
605		Handleman Co	12,421
626		Hughes Supply, Inc	31,062
3,961		IKON Office Solutions, Inc	46,977
416	*	Imagistics
		International, Inc	15,600
2,930	*	Ingram Micro, Inc (Class A)	46,587
976	*	Insight Enterprises, Inc	18,349
168	*	Insurance Auto
		Auctions, Inc	2,192
84,736		Johnson & Johnson	4,377,462
140	*	Keystone Automotive
		Industries, Inc	3,550
693	*	Knight Transportation, Inc	17,775
122		Lawson Products, Inc	4,048
1,506		Martin Marietta
		Materials, Inc	70,737
1,223		Owens & Minor, Inc	26,796
1,679	*	Patterson Dental Co	107,725
1,474		Pep Boys-
		Manny Moe & Jack	33,710

SHARES			VALUE

100		Pomeroy IT Solutions, Inc	$ 1,474
2,367	*	PSS World Medical, Inc	28,570
924		Reliance Steel &
		Aluminum Co	30,686
6,993	*	Safeguard Scientifics, Inc	28,252
287	*	Scansource, Inc	13,093
931	*	SCP Pool Corp	30,425
500	*	TBC Corp	12,905
1,488	*	Tech Data Corp	59,059
2,167		W.W. Grainger, Inc	102,694
564		Watsco, Inc	12,820
115	*	WESCO International, Inc	1,018
1,164	*	Zoran Corp	20,242

		TOTAL WHOLESALE TRADE-
		DURABLE GOODS	5,701,238

WHOLESALE TRADE-NONDURABLE GOODS—0.78%
1,166		Acuity Brands, Inc	30,083
1,000		Advanced Marketing Services, Inc	11,400
1,935		Airgas, Inc	41,564
317	*	Allscripts Healthcare
		Solutions, Inc	1,686
3,237		AmerisourceBergen Corp	181,758
907		Brown-Forman Corp
		(Class B)	84,759
12,661		Cardinal Health, Inc	774,347
187	*	Central European
		Distribution Corp	5,909
991	*	Chiquita Brands
		International, Inc	22,327
175		D&K Healthcare
		Resources, Inc	2,373
1,077		DIMON, Inc	7,270
880	*	Endo Pharmaceuticals
		Holdings, Inc	16,949
629		Getty Realty Corp	16,448
587	*	Hain Celestial Group, Inc	13,624
1,148	*	Henry Schein, Inc	77,582
100		Kenneth Cole Productions,
		Inc (Class A)	2,940
7,829		McKesson Corp	251,781
896	*	Men’s Wearhouse, Inc	22,409
171		Nash Finch Co	3,820
872		Nu Skin Enterprises, Inc (Class A)	14,902
1,302	*	Performance Food
		Group Co	47,093
1,732		Perrigo Co	27,227
77	*	Perry Ellis
		International, Inc	1,985
1,160	*	Plains Resources, Inc	18,618

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 89

Statement of Investments - Equity Index Fund - December 31, 2003

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS—(Continued)
928	*	Priority Healthcare Corp
		(Class B)	$ 22,374
707		Russell Corp	12,415
466	*	School Specialty, Inc	15,849
28	*	Smart & Final, Inc	282
300		Standard
		Commercial Corp	6,021
1,173		Stride Rite Corp	13,349
3,535		Supervalu, Inc	101,066
18,431		Sysco Corp	686,186
772	*	Tractor Supply Co	30,023
460	*	United Natural Foods, Inc	16,519
911	*	United Stationers, Inc	37,231
587		Valhi, Inc	8,782

		TOTAL WHOLESALE TRADE-
		NONDURABLE GOODS	2,628,951

		TOTAL COMMON STOCK (Cost $315,099,106)	331,282,777

PRINCIPAL

SHORT TERM INVESTMENTS—1.73%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—1.73%
		Federal Home Loan Bank
		(FHLB)
$5,860,000		1.040%,01/02/04	5,859,691

		TOTAL U.S. GOVERNMENT
		AND AGENCIES
		DISCOUNT NOTES	5,859,691

		TOTAL SHORT TERM
		INVESTMENTS
		(Cost $5,859,772)	5,859,691

		TOTAL PORTFOLIO—
		99.69%
		(Cost $320,958,878)	337,142,468
		OTHER ASSETS &
		LIABILITIES, NET—0.31%	1,045,736

		NET ASSETS—100.00%	$338,188,204

*	Non-income producing
b	In bankruptcy
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts

At December 31,2003, the aggregate cost of portfolio investments for federal income tax purposes was $321,919,919. Net unrealized appreciation of portfolio investments aggregated $15,222,549 of which $38,208,503 related to appreciated portfolio investments and $22,985,954 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

90 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

Summary by Industry
	VALUE	%

COMMON STOCK
Amusement and Recreation Services	$ 19,432	0.03%
Apparel and Accessory Stores	345,138	0.49
Apparel and Other Textile Products	153,876	0.22
Auto Repair, Services and Parking	9,414	0.01
Automotive Dealers and Service Stations	65,399	0.09
Building Materials and Garden Supplies	935,386	1.33
Business Services	4,606,657	6.56
Chemicals and Allied Products	7,365,239	10.49
Communications	3,154,486	4.49
Depository Institutions	7,677,402	10.94
Eating and Drinking Places	511,914	0.73
Educational Services	75,888	0.11
Electric, Gas, and Sanitary Services	3,268,677	4.66
Electronic and Other Electric Equipment	4,616,428	6.58
Engineering and Management Services	485,922	0.69
Fabricated Metal Products	698,279	1.00
Food and Kindred Products	2,668,633	3.80
Food Stores	453,386	0.65
Furniture and Fixtures	336,837	0.48
Furniture and Homefurnishings Stores	231,208	0.33
General Building Contractors	143,192	0.20
General Merchandise Stores	1,035,424	1.48
Health Services	289,355	0.41
Holding and Other Investment Offices	1,824,176	2.60
Hotels and Other Lodging Places	89,181	0.13
Industrial Machinery and Equipment	6,464,266	9.21
Instruments and Related Products	2,472,374	3.52
Insurance Agents, Brokers and Service	568,191	0.81
Insurance Carriers	3,713,867	5.29
Leather and Leather Products	37,297	0.05
Lumber and Wood Products	10,318	0.02
Metal Mining	99,464	0.14
Miscellaneous Manufacturing Industries	126,589	0.18
Miscellaneous Retail	966,893	1.38
Motion Pictures	1,238,085	1.77
Nondepository Institutions	2,739,290	3.90
Nonmetallic Minerals, Except Fuels	124,391	0.18
Oil and Gas Extraction	1,897,080	2.70
Paper and Allied Products	457,850	0.65

Personal Services	$ 80,866	0.12%
Petroleum and Coal Products	304,152	0.43
Primary Metal Industries	524,898	0.75
Printing and Publishing	669,390	0.96
Railroad Transportation	227,299	0.32
Real Estate	8,268	0.01
Rubber and Miscellaneous Plastic Products	49,108	0.07
Security and Commodity Brokers	1,244,427	1.77
Special Trade Contractors	16,816	0.02
Stone, Clay, and Glass Products	87,599	0.13
Transportation By Air	455,046	0.65
Transportation Equipment	653,348	0.93
Transportation Services	65,294	0.09
Trucking and Warehousing	421,729	0.60
Wholesale Trade-Durable Goods	1,923,564	2.74
Wholesale Trade-Nondurable Goods	808,553	1.15

TOTAL COMMON STOCK (Cost $75,980,269)	69,517,241	99.04

SHORT TERM INVESTMENT
U.S. Government and Agencies Discount Notes	299,984	0.43

TOTAL SHORT TERM INVESTMENT (Cost $299,988)	299,984	0.43

TOTAL PORTFOLIO (Cost $76,280,257)	69,817,225	99.47
OTHER ASSETS & LIABILITIES, NET	375,129	0.53

NET ASSETS	$70,192,354	100.00%

SHARES			VALUE

COMMON STOCK—99.04%
AMUSEMENT AND RECREATION SERVICES—0.03%
651	*	Gaylord Entertainment Co	$ 19,432

		TOTAL AMUSEMENT AND
		RECREATION SERVICES	19,432

APPAREL AND ACCESSORY STORES—0.49%
71	*	Charming Shoppes, Inc	383
1,165		Foot Locker, Inc	27,319
5,478		Gap, Inc	127,144
1,424		Nordstrom, Inc	48,843
1,344		Ross Stores, Inc	35,522
4,554		TJX Cos, Inc	100,416
1,579	*	Wilsons The Leather
		Experts, Inc	5,511

		TOTAL APPAREL AND
		ACCESSORY STORES	345,138

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 91

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS—0.22%
2,525	*	Collins & Aikman Corp	$ 10,933
819		Liz Claiborne, Inc	29,042
648		Oxford Industries, Inc	21,954
491		Phillips-Van Heusen Corp	8,710
1,925		VF Corp	83,237

		TOTAL APPAREL AND
		OTHER TEXTILE
		PRODUCTS	153,876

AUTO REPAIR, SERVICES AND PARKING—0.01%
248		Central Parking Corp	3,703
237	*	Midas, Inc	3,389
68		Ryder System, Inc	2,322

		TOTAL AUTO REPAIR,
		SERVICES AND PARKING	9,414

AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.09%
537	*	Autozone, Inc	45,758
635	*	Carmax, Inc	19,641

		TOTAL AUTOMOTIVE
		DEALERS AND SERVICE
		STATIONS	65,399

BUILDING MATERIALS AND GARDEN SUPPLIES—1.33%
276		Fastenal Co	13,783
17,384		Home Depot, Inc	616,958
5,500		Lowe’s Cos	304,645

		TOTAL BUILDING
		MATERIALS AND GARDEN SUPPLIES	935,386

BUSINESS SERVICES—6.56%
3,949	*	3Com Corp	32,263
100	*	Administaff, Inc	1,738
1,481		Adobe Systems, Inc	58,203
1,043	*	Akamai Technologies, Inc	11,212
2,144	*	APAC Customer
		Services, Inc	5,574
613	*	Aspect
		Communications Corp	9,661
6,383		Automatic Data Processing, Inc
1,870	*	BEA Systems, Inc	23,001
858	*	Bisys Group, Inc	12,767
1,215	*	BMC Software, Inc	22,660
1,714	*	Brocade Communications
		Systems, Inc	9,907
1,658	*	Cadence Design
		Systems, Inc	29,811
100	*	Catalina Marketing Corp	2,016

1,848	*	Ceridian Corp	$ 38,697
615		Certegy, Inc	20,172
612	*	Ciber, Inc	5,300
600	*	Citrix Systems, Inc	12,726
2,458	*	CNET Networks, Inc	16,764
2,364	*	Computer Horizons Corp	9,291
3,367	*	Compuware Corp	20,337
1,964	*	Convergys Corp	34,291
100	*	CSG Systems
		International, Inc	1,249
608	*	D&B Corp	30,832
342		Deluxe Corp	14,135
100	*	Digital Insight Corp	2,490
1,364	*	DST Systems, Inc	56,961
1	*	E.piphany, Inc	7
400	*	Earthlink, Inc	4,000
43	*	eFunds Corp	746
1,326	*	Electronic Arts, Inc	63,356
6,316		Electronic Data
		Systems Corp	154,995
233	*	Extreme Networks, Inc	1,680
200		Fair Isaac Corp	9,832
2,323	*	Fiserv, Inc	91,782
90	*	Getty Images, Inc	4,512
2,026	*	GSI Commerce, Inc	19,776
620		Henry (Jack) &
		Associates, Inc	12,760
3,600	*	Homestore, Inc	17,028
272	*	ICT Group, Inc	3,196
366	*	iGate Corp	2,873
2,136		IMS Health, Inc	53,101
1,090	*	Intuit, Inc	57,672
585	*	Iron Mountain, Inc	23,131
1,985	*	Juniper Networks, Inc	37,080
938	*	Lamar Advertising Co	35,006
213		Manpower, Inc	10,028
41	*	Mercury Interactive Corp	1,994
65,442		Microsoft Corp	1,802,273
1,291	*	Monster Worldwide, Inc	28,350
600	*	National Processing, Inc	14,130
300	*	NCR Corp	11,640
200	*	Netegrity, Inc	2,062
2,402	*	NIC, Inc	19,288
4,100	*	Novell, Inc	43,132
1,252	*	Nuance
		Communications, Inc	9,565
1,713		Omnicom Group, Inc	149,596
26,703	*	Oracle Corp	352,480
100	*	PalmSource, Inc	2,179
800	*	PDI, Inc	21,448
1,659	*	Peoplesoft, Inc	37,825
1,100	*	Perot Systems Corp
		(Class A)	14,828

92 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES			VALUE

BUSINESS SERVICES—(Continued)
354	*	Pixar, Inc	$ 24,529
15	*	Portal Software, Inc	101
500	*	Retek, Inc	4,640
1,525	*	Robert Half
		International, Inc	35,594
821	*	Sapient Corp	4,598
224	*	Scansoft, Inc	1,192
3,600	*	Siebel Systems, Inc	49,932
1,789	*	Spherion Corp	17,514
25,675	*	Sun Microsystems, Inc	115,281
2,752	*	SunGard Data Systems, Inc	76,258
1,220	*	Symantec Corp	42,273
504	*	Synopsys, Inc	17,015
1,828		Total System Services, Inc	56,906
580	*	Trizetto Group, Inc	3,741
2,369	*	Unisys Corp	35,180
2,432	*	VeriSign, Inc	39,642
2,595	*	Veritas Software Corp	96,430
694	*	Vitria Technology, Inc	4,927
2,937	*	Yahoo!, Inc	132,664

		TOTAL BUSINESS SERVICES	4,606,657

CHEMICALS AND ALLIED PRODUCTS—10.49%
762	*	Abgenix, Inc	9,495
192	*	Able Laboratories, Inc	3,469
354	*	Adolor Corp	7,087
3,413		Air Products &
		Chemicals, Inc	180,309
64	*	Alexion
		Pharmaceuticals, Inc	1,089
309	*	Alkermes, Inc	4,172
2,055		Allergan, Inc	157,845
1,705		Alpharma, Inc (Class A)	34,271
9,411	*	Amgen, Inc	581,600
900	*	Amylin
		Pharmaceuticals, Inc	19,998
1,846	*	Andrx Corp	44,378
2,380	*	Aphton Corp	14,280
220	*	Arena Pharmaceuticals, Inc	1,364
227	*	Atherogenics, Inc	3,394
1,052	*	Atrix Laboratories, Inc	25,290
1,313	*	Avant
		Immunotherapeutics, Inc	3,598
1,918		Avery Dennison Corp	107,446
489	*	AVI BioPharma, Inc	1,990
1,222		Avon Products, Inc	82,473
971	*	Barr Pharmaceuticals, Inc	74,718
1,749	*	Benthley
		Pharmaceuticals, Inc	23,262
2,231	*	Biogen Idec, Inc	82,056
1,012	*	BioMarin
		Pharmaceutical, Inc	$ 7,862
1,921	*	Biopure Corp	4,572
223	*	Biosite, Inc	6,456
1,619	*	Bone Care
		International, Inc	20,626
890	*	Bradley
		Pharmaceuticals, Inc	22,633
1,225		Cabot Corp	39,004
416	*	Cell Therapeutics, Inc	3,619
422	*	Cephalon, Inc	20,429
100	*	Charles River Laboratories International, Inc	3,433
430	*	Chattem, Inc	7,697
720	*	Cima Labs, Inc	23,486
1,023		Clorox Co	49,677
5,894		Colgate-Palmolive Co	294,995
2,161	*	Collagenex
		Pharmaceuticals, Inc	24,225
2,689	*	Columbia Laboratories, Inc	16,941
692	*	Cubist
		Pharmaceuticals, Inc	8,415
174	*	Dendreon Corp	1,402
1,044		Diagnostic Products Corp	47,930
298	*	Digene Corp	11,950
1,723	*	Dov Pharmaceutical, Inc	23,209
9,538	*	Durect Corp	24,608
3,392		Ecolab, Inc	92,839
1,366	*	Encysive
		Pharmaceuticals, Inc	12,226
400	*	Enzon, Inc	4,800
751	*	Eon Labs, Inc	38,263
600	*	EPIX Medical, Inc	9,768
1,492	*	Esperion Therapeutics, Inc	51,638
6,137	*	First Horizon
		Pharmaceutical	68,734
3,598	*	Forest Laboratories, Inc	222,356
274	*	Genta, Inc	2,852
1,785	*	Genzyme Corp	88,072
860	*	Geron Corp	8,574
1,453	*	Gilead Sciences, Inc	84,477
9,614		Gillette Co	353,122
1,654	*	GTC Biotherapeutics, Inc	5,276
837	*	Guilford
		Pharmaceuticals, Inc	5,675
68		H.B. Fuller Co	2,022
1,380	*	Hollis-Eden
		Pharmaceuticals	15,194
1,487	*	Human Genome
		Sciences, Inc	19,703
504	*	ICOS Corp	20,805
859	*	Idexx Laboratories, Inc	39,755
988	*	Ilex Oncology, Inc	20,995

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 93

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS—(Continued)
1,892	*	Immunogen, Inc	$ 9,555
1,170	*	Immunomedics, Inc	5,335
2,869	*	Impax Laboratories, Inc	41,285
3,178	*	Indevus
		Pharmaceuticals, Inc	18,718
179	*	InterMune, Inc	4,146
845	*	Inverness Medical
		Innovations, Inc	18,404
500	*	Invitrogen Corp	35,000
1,426	*	Isis Pharmaceuticals, Inc	9,269
3,278	*	IVAX Corp	78,279
3,547	*	King Pharmaceuticals, Inc	54,127
13	*	Kos Pharmaceuticals, Inc	560
450	*	KV Pharmaceutical Co
		(Class A)	11,475
2,654	*	La Jolla Pharmaceutical Co Inc (Class B)	11,386
627	*	Lannett Co, Inc	10,540
625	*	Ligand Pharmaceuticals,	9,181
725	*	Martek Biosciences Corp	47,103
1,010	*	Medarex, Inc	6,292
556		Medicis Pharmaceutical
		Corp (Class A)	39,643
1,855	*	MedImmune, Inc	47,117
25,548		Merck & Co, Inc	1,180,318
577		Meridian Bioscience, Inc	6,018
344	*	MGI Pharma, Inc	14,156
2,369	*	Millennium Pharmaceuticals, Inc	44,229
4,594		Mylan Laboratories, Inc	116,044
573	*	Nabi Biopharmaceuticals	7,283
1,057	*	Nektar Therapeutics	14,386
722	*	Neose Technologies, Inc	6,642
1,237	*	Noven
		Pharmaceuticals, Inc	18,815
100	*	NPS Pharmaceuticals, Inc	3,074
319	*	OraSure Technologies, Inc	2,539
268	*	OSI Pharmaceuticals, Inc	8,632
3,549	*	Pain Therapeutics, Inc	24,666
5,794	*	Palatin Technologies, Inc	14,485
1,110	*	Penwest
		Pharmaceuticals Co	19,181
3,966	*	Peregrine
		Pharmaceuticals, Inc	8,765
500	*	Pharmaceutical
		Resources, Inc	32,575
1,724	*	Pozen, Inc	17,585
2,195	*	Praecis
		Pharmaceuticals, Inc	14,136
3,318		Praxair, Inc	126,748
15,037		Procter & Gamble Co	1,501,896

SHARES			VALUE

1,137	*	Progenics Pharmaceuticals	$ 21,444
592		Protein Design Labs, Inc	10,597
2,183		Rohm & Haas Co	93,236
1,112	*	Salix Pharmaceuticals Ltd	25,209
1,190	*	Sepracor, Inc	28,477
1,048	*	SICOR, Inc	28,506
906		Sigma-Aldrich Corp	51,805
2,611	*	SuperGen, Inc	28,721
530	*	Tanox, Inc	7,871
369	*	Third Wave
		Technologies, Inc	1,679
1,543	*	Unifi, Inc	9,952
235	*	United Therapeutics Corp	5,393
719	*	Vertex
		Pharmaceuticals, Inc	7,355
8	*	Vicuron
		Pharmaceuticals, Inc	149
1,848	*	Watson
		Pharmaceuticals, Inc	85,008
1,700	*	Zymogenetics, Inc	26,350

		TOTAL CHEMICALS AND
		ALLIED PRODUCTS	7,365,239

COMMUNICATIONS—4.49%
1,749		Alltel Corp	81,468
5,200		AT&T Corp	105,560
11,968		AT&T Wireless Services, Inc	95,624
3,528		Avaya, Inc	45,652
13,832		BellSouth Corp	391,446
1,410		Cablevision Systems Corp (Class A)	32,980
8,261		Comcast Corp	271,539
6,583		Comcast Corp Special	205,916
846		Infonet Services Corp
		(Class B)	1,438
2,560		InterActiveCorp	86,861
38,659		Lucent Technologies, Inc	109,792
620		Mastec, Inc	9,182
3,127		Nextel Communications,
		Inc (Class A)	87,744
26,948		SBC Communications, Inc	702,534
5,706		Sprint Corp (FON Group)	93,693
1,879		Sprint Corp (PCS Group)	10,560
861		Univision Communications,
		Inc (Class A)	34,173
22,176		Verizon
		Communications, Inc	777,934
142		West Corp	3,299
269		XM Satellite Radio
		Holdings, Inc	7,091

		TOTAL COMMUNICATIONS	3,154,486

94 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES				VALUE

DEPOSITORY INSTITUTIONS—10.94%
1,893			AmSouth Bancorp	$ 46,379
16,450			Bank Of America Corp	1,323,074
13,286			Bank One Corp	605,709
5,007			BB&T Corp	193,470
811			Charter One Financial, Inc	28,020
1,269			Comerica, Inc	71,140
4,187		*	Concord EFS, Inc	62,135
5,158			Fifth Third Bancorp	304,838
11,669			FleetBoston Financial Corp	509,352
1,544			Golden West Financial Corp	159,325
636			Greenpoint Financial Corp	22,464
91			IndyMac Bancorp, Inc	2,711
389		*	Intercept, Inc	4,392
16,901			J.P. Morgan Chase & Co	620,774
4,772			KeyCorp	139,915
3,665			Mellon Financial Corp	117,683
7,840			National City Corp	266,090
1,381			Northern Trust Corp	64,106
3,264			PNC Financial Services
			Group, Inc	178,639
1,823			Regions Financial Corp	67,816
98			Sovereign Bancorp, Inc	2,328
2,499			State Street Corp	130,148
3,054			SunTrust Banks, Inc	218,361
1,486			Synovus Financial Corp	42,975
18,458			U.S. Bancorp	549,679
988			Union Planters Corp	31,112
16,009			Wachovia Corp	745,859
19,849			Wells Fargo & Co	1,168,908

			TOTAL DEPOSITORY
			INSTITUTIONS	7,677,402

;EATING AND DRINKING PLACES—0.73%
200			Applebee’s International, Inc	7,854
1,540			Darden Restaurants, Inc	32,402
16,263			McDonald’s Corp	403,810
561			Outback Steakhouse, Inc	24,802
1,097			Wendy’s International, Inc	43,046

			TOTAL EATING AND
			DRINKING PLACES	511,914

EDUCATIONAL SERVICES—0.11%
1,116	*		Apollo Group, Inc (Class A)	75,888

			TOTAL EDUCATIONAL
			SERVICES	75,888

ELECTRIC, GAS, AND SANITARY SERVICES—4.66%
7,183	*		AES Corp	67,808
1,296			AGL Resources, Inc	37,714
7,064	*		Allegheny Energy, Inc	90,137
2,700			Allete, Inc	82,620

SHARES			VALUE

9,827	*	Aquila, Inc	$ 33,314
3,285		Avista Corp	59,524
1,292		Black Hills Corp	38,540
5,796	*	Calpine Corp	27,879
1,015	*	Casella Waste
		Systems, Inc (Class A)	13,895
1,300		Chesapeake Utilities Corp	33,865
500	*	Citizens
		Communications Co	6,210
3,901		Cleco Corp	70,140
100		Connecticut Water
		Service, Inc	2,765
8,914		DPL, Inc	186,124
3,486		Empire District Electric Co	76,448
3,583		Equitable Resources, Inc	153,782
3,455		Hawaiian Electric
		Industries, Inc	163,663
4,750		Idacorp, Inc	142,120
4,734		KeySpan Corp	174,211
2,970		Kinder Morgan, Inc	175,527
2,828		MGE Energy, Inc	89,110
5,091		National Fuel Gas Co	124,424
300		New Jersey Resources Corp	11,553
1,262		Nicor, Inc	42,958
6,745		NiSource, Inc	147,985
1,086	*	NiSource, Inc (Sails)	2,780
12,669		OGE Energy Corp	306,463
914		Otter Tail Corp	24,431
2,275		Peoples Energy Corp	95,641
6,984		Pepco Holdings, Inc	136,467
400		Piedmont Natural Gas
		Co, Inc	17,384
8,959		Puget Energy, Inc	212,955
2,700		Questar Corp	94,905
897		Resource America, Inc
		(Class A)	13,455
221		SEMCO Energy, Inc	1,083
5,294	*	Sierra Pacific Resources	38,858
200		SJW Corp	17,850
32	*	Southern Union Co	599
131	*	Stericycle, Inc	6,118
900		UGI Corp	30,510
2,363		Unisource Energy Corp	58,272
294	*	Waste Connections, Inc	11,104
807		Western Gas
		Resources, Inc	38,131
1,200		WGL Holdings, Inc	33,348
7,740		Williams Cos, Inc	76,007

		TOTAL ELECTRIC, GAS,
		AND SANITARY SERVICES	3,268,677

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 95

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—6.58%
12,084	*	ADC
		Telecommunications, Inc	$ 35,889
200	*	Advanced Fibre
		Communications, Inc	4,030
3,298	*	Advanced Micro
		Devices, Inc	49,140
365	*	Agere Systems, Inc
		(Class A)	1,113
2,200	*	Altera Corp	49,940
1,500		American Power
		Conversion Corp	36,675
1,977		Ametek, Inc	95,410
86	*	Amkor Technology, Inc	1,566
2,300		Analog Devices, Inc	104,995
671	*	Arris Group, Inc	4,858
2,200	*	Artesyn Technologies, Inc	18,744
2,119	*	Avanex Corp	10,574
1,842		AVX Corp	30,614
961		Baldor Electric Co	21,959
1,175	*	Broadcom Corp (Class A)	40,056
821	*	C-COR.net Corp	9,138
1,588	*	Ceva, Inc	16,515
5,101	*	CIENA Corp	33,871
1,015	*	Comverse Technology, Inc	17,854
581	*	Conexant Systems, Inc	2,888
4,983	*	Corvis Corp	8,471
9,278		Emerson Electric Co	600,751
500	*	Energizer Holdings, Inc	18,780
1,273	*	Finisar Corp	3,984
259	*	FuelCell Energy, Inc	3,367
200		Harman International
		Industries, Inc	14,796
600	*	Harmonic, Inc	4,350
600		Hubbell, Inc (Class B)	26,460
49,400		Intel Corp	1,590,680
600		Intersil Corp (Class A)	14,910
1,283	*	InterVoice, Inc	15,229
1,207	*	Jabil Circuit, Inc	34,158
9,368	*	JDS Uniphase Corp	34,193
576	*	Kemet Corp	7,885
286		LSI Industries, Inc	3,861
3,500	*	LSI Logic Corp	31,045
2,097		Maxim Integrated
		Products, Inc	104,431
488	*	McData Corp (Class A)	4,651
1,000		Microchip Technology, Inc	33,360
4,132	*	Micron Technology, Inc	55,658
1,635		Molex, Inc	57,045
18,647		Motorola, Inc	262,363
4,302	*	MRV Communications, Inc	16,176
864	*	Mykrolis Corp	13,893

SHARES			VALUE

1,251	*	National Semiconductor
		Corp	$ 49,302
51	*	New Focus, Inc	256
903	*	Novellus Systems, Inc	37,971
894	*	Nvidia Corp	20,786
403	*	Openwave Systems, Inc	4,433
2,339	*	Optical Communication
		Products, Inc	8,654
200	*	Polycom, Inc	3,904
4,149	*	Proxim Corp (Class A)	6,929
200	*	QLogic Corp	10,320
5,000		Qualcomm, Inc	269,650
1,064		Scientific-Atlanta, Inc	29,047
8,669	*	Sirius Satellite Radio, Inc	27,394
1,259	*	Stratex Networks, Inc	5,351
1,488	*	Sycamore Networks, Inc	7,797
3,690	*	Tellabs, Inc	31,107
1,300	*	Terayon Communication
		Systems, Inc	5,850
12,774		Texas Instruments, Inc	375,300
1,538		Thomas & Betts Corp	35,205
622	*	Three-Five Systems, Inc	3,259
332	*	Utstarcom, Inc	12,307
600	*	Vishay Intertechnology, Inc	13,740
1,600	*	Vitesse
		Semiconductor Corp	9,392
2,200	*	Xilinx, Inc	85,228
3,425	*	Zhone Technologies, Inc	16,920

		TOTAL ELECTRONIC AND
		OTHER ELECTRIC
		EQUIPMENT	4,616,428

ENGINEERING AND MANAGEMENT SERVICES—0.69%
601	*	aaiPharma, Inc	15,097
200	*	Affymetrix, Inc	4,922
575	*	Antigenics, Inc	6,509
651	*	Applera Corp (Celera
		Genomics Group)	9,055
636	*	Ariad Pharmaceuticals, Inc	4,738
2,292	*	BearingPoint, Inc	23,126
766	*	Ciphergen Biosystems, Inc	8,610
873	*	CuraGen Corp	6,399
232	*	CV Therapeutics, Inc	3,401
3,086	*	Decode Genetics, Inc	25,274
480	*	Digitas, Inc	4,474
196	*	Exult, Inc	1,396
50	*	Gartner, Inc (Class A)	566
1,187	*	Gene Logic, Inc	6,161
2,397	*	Incyte Corp	16,395
464	*	Kosan Biosciences, Inc	4,575
527	*	Lexicon Genetics, Inc	3,104
918	*	Luminex Corp	8,611

96 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES—(Continued)
1,471		Moody’s Corp	$ 89,069
39	*	Neopharm, Inc	716
3,754		Paychex, Inc	139,649
200	*	Pharmaceutical Product
		Development, Inc	5,394
608	*	Regeneron
		Pharmaceuticals, Inc	8,944
106	*	Research Frontiers, Inc	985
850	*	Savient
		Pharmaceuticals, Inc	3,919
2,549	*	Seattle Genetics, Inc	21,870
19	*	Symyx Technologies, Inc	390
1,289	*	Transkaryotic
		Therapies, Inc	20,121
517	*	TRC Cos, Inc	10,888
1,656	*	Tularik, Inc	26,744
448	*	U.S. Oncology, Inc	4,820

		TOTAL ENGINEERING AND
		MANAGEMENT SERVICES	485,922

FABRICATED METAL PRODUCTS—1.00%
2,449	*	Crown Holdings, Inc	22,188
727		Harsco Corp	31,857
4,301		Illinois Tool Works, Inc	360,897
5,928		Masco Corp	162,486
1,856		Material Sciences Corp	18,764
600		Snap-On, Inc	19,344
1,800		Stanley Works	68,166
1,853	*	Tower Automotive, Inc	12,656
83		Valmont Industries, Inc	1,921

		TOTAL FABRICATED METAL
		PRODUCTS	698,279

FOOD AND KINDRED PRODUCTS—3.80%
2,703		Campbell Soup Co	72,440
21,754		Coca-Cola Co	1,104,016
1,559		Coca-Cola Enterprises, Inc	34,095
3,364		General Mills, Inc	152,389
4,108		H.J. Heinz Co	149,654
1,082		Hershey Foods Corp	83,303
2,664		Kellogg Co	101,445
600		Pepsi Bottling Group, Inc	14,508
17,774		PepsiCo, Inc	828,624
2,280		Wrigley (Wm.) Jr Co	128,159

		TOTAL FOOD AND KINDRED
		PRODUCTS	2,668,633

FOOD STORES—0.65%
5,183		Albertson’s, Inc	117,395
6,965	*	Kroger Co	128,922
800	*	Pathmark Stores, Inc	6,080
4,500	*	Safeway, Inc	98,595

SHARES			VALUE

3,090	*	Starbucks Corp	$ 102,155
24		Winn-Dixie Stores, Inc	239

		TOTAL FOOD STORES	453,386

FURNITURE AND FIXTURES—0.48%
1,130		Hillenbrand Industries, Inc	70,128
1,497		Johnson Controls, Inc	173,832
518		Lear Corp	31,769
1,285		Leggett & Platt, Inc	27,795
1,463		Newell Rubbermaid, Inc	33,313

		TOTAL FURNITURE AND
		FIXTURES	336,837

FURNITURE AND HOMEFURNISHINGS STORES—0.33%
2,053	*	Bed Bath & Beyond, Inc	88,998
1,834		Best Buy Co, Inc	95,808
1,379		Circuit City Stores, Inc
		(Circuit City Group)	13,969
971		RadioShack Corp	29,790
76	*	Williams-Sonoma, Inc	2,643

		TOTAL FURNITURE AND
		HOMEFURNISHINGS
		STORES	231,208

GENERAL BUILDING CONTRACTORS—0.20%
362		Centex Corp	38,969
768		D.R. Horton, Inc	33,224
32		Lennar Corp	2,925
320		Lennar Corp (Class A)	30,720
399		Pulte Homes, Inc	37,354

		TOTAL GENERAL BUILDING
		CONTRACTORS	143,192

GENERAL MERCHANDISE STORES—1.48%
331	*	Big Lots, Inc	4,704
41	*	BJ’s Wholesale Club, Inc	941
3,677	*	Costco Wholesale Corp	136,711
55		Dillard’s, Inc (Class A)	905
2,008		Dollar General Corp	42,148
702	*	Dollar Tree Stores, Inc	21,102
1,021		Family Dollar Stores, Inc	36,633
2,391		J.C. Penney Co, Inc	62,835
2,451	*	Kohl’s Corp	110,148
6,218		May Department Stores Co	180,757
45	*	Saks, Inc	677
3,313		Sears Roebuck & Co	150,708
7,478		Target Corp	287,155

		TOTAL GENERAL
		MERCHANDISE STORES	1,035,424

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 97

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES			VALUE

HEALTH SERVICES—0.41%
1,922	*	Caremark Rx, Inc	$ 48,684
100	*	Coventry Health Care, Inc	6,449
431	*	Express Scripts, Inc	28,631
1,095	*	First Health Group Corp	21,309
2,241		Health Management
		Associates, Inc (Class A)	53,784
104		Hooper Holmes, Inc	643
34	*	LifePoint Hospitals, Inc	1,001
885	*	Lincare Holdings, Inc	26,577
1,241		Manor Care, Inc	42,901
229	*	NeighborCare, Inc	4,523
645	*	Option Care, Inc	6,889
329	*	Orthodontic Centers Of
		America, Inc	2,648
365	*	Specialty Laboratories, Inc	6,128
398	*	Triad Hospitals, Inc	13,241
483		Universal Health
		Services, Inc (Class B)	25,947

		TOTAL HEALTH SERVICES	289,355

HOLDING AND OTHER INVESTMENT OFFICES—2.60%
2,724		Allied Capital Corp	75,945
884		AMB Property Corp	29,066
2,591		Archstone-Smith Trust	72,496
447		AvalonBay
		Communities, Inc	21,367
585		Boston Properties, Inc	28,191
1,632		Crescent Real Estate
		Equities Co	27,956
1,234		Duke Realty Corp	38,254
8,389		Equity Office
		Properties Trust	240,345
4,862		Equity Residential	143,478
1,000		First Industrial Realty
		Trust, Inc	33,750
1,500		General Growth
		Properties, Inc	41,625
829		iStar Financial, Inc	32,248
700		Kimco Realty Corp	31,325
4,417		Plum Creek Timber Co, Inc	134,498
2,293		Prologis	73,582
1,482		Public Storage, Inc	64,304
397		Rouse Co	18,659
2,937		Simon Property Group, Inc	136,101
1,103		Vornado Realty Trust	60,389
12,976		Washington Mutual, Inc	520,597

		TOTAL HOLDING AND
		OTHER INVESTMENT
		OFFICES	1,824,176

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES—0.13%
1,362	*	Boca Resorts, Inc
		(Class A)	$ 20,376
1,403		Extended Stay
		America, Inc	20,315
556		Marcus Corp	9,118
3,655	*	Prime Hospitality Corp	37,281
123	*	Vail Resorts, Inc	2,091

		TOTAL HOTELS AND OTHER
		LODGING PLACES	89,181

INDUSTRIAL MACHINERY AND EQUIPMENT—9.21%
10,966		3M Co	932,439
500		Alamo Group, Inc	7,630
627	*	American Standard
		Cos, Inc	63,139
600		Ampco-Pittsburgh Corp	8,202
2,668	*	Apple Computer, Inc	57,015
11,468	*	Applied Materials, Inc	257,457
8,200		Baker Hughes, Inc	263,712
647		Black & Decker Corp	31,910
375	*	Brooks Automation, Inc	9,064
490	*	Cirrus Logic, Inc	3,758
51,100	*	Cisco Systems, Inc	1,241,219
934	*	Concurrent Computer Corp	4,082
400	*	Cooper Cameron Corp	18,640
834		Cummins, Inc	40,816
2,767		Deere & Co	179,993
15,000	*	Dell, Inc	509,400
400		Diebold, Inc	21,548
15,642	*	EMC Corp	202,095
441	*	Emulex Corp	11,766
3,621	*	Gateway, Inc	16,657
800	*	Global Power Equipment
		Group, Inc	5,344
464		Graco, Inc	18,606
2,598	*	Grant Prideco, Inc	33,826
22,047		Hewlett-Packard Co	506,420
1,742	*	InFocus Corp	16,863
681	*	Interland, Inc	4,447
14,821		International Business
		Machines Corp	1,373,610
600	*	Lam Research Corp	19,380
819	*	Lexmark International, Inc	64,406
136		Lincoln Electric
		Holdings, Inc	3,365
1,000	*	Maxtor Corp	11,100
1,736	*	Milacron, Inc	7,239
992		Modine Manufacturing Co	26,764
1,811	*	Network Appliance, Inc	37,180
976		Nordson Corp	33,701

98 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT—(Continued)
719	*	PalmOne, Inc	$ 8,448
100		Pentair, Inc	4,570
3,642		Pitney Bowes, Inc	147,938
200	*	Presstek, Inc	1,454
300	*	Quantum Corp	936
2,759	*	Semitool, Inc	29,579
679	*	Simpletech, Inc	4,081
842	*	Smith International, Inc	34,960
8,205	*	Solectron Corp	48,492
648	*	SPX Corp	38,109
271	*	Storage Technology Corp	6,978
1,305		Symbol Technologies, Inc	22,041
152	*	UNOVA, Inc	3,488
485	*	Western Digital Corp	5,718
4,687	*	Xerox Corp	64,681

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT	6,464,266

INSTRUMENTS AND RELATED PRODUCTS—3.52%
567	*	Advanced Medical
		Optics, Inc	11,142
73	*	Aksys Ltd	645
497	*	Align Technology, Inc	8,210
2,400		Applera Corp (Applied
		Biosystems Group)	49,704
446		Bard (C.R.), Inc	36,238
483		Bausch & Lomb, Inc	25,068
7,331		Baxter International, Inc	223,742
522		Beckman Coulter, Inc	26,533
3,735		Becton Dickinson & Co	153,658
2,606		Biomet, Inc	94,884
5,408	*	Boston Scientific Corp	198,798
864	*	Bruker BioSciences Corp	3,931
1,930	*	Cardiac Science, Inc	7,701
972	*	Cerus Corp	4,413
975	*	Closure Medical Corp	33,082
500	*	Concord Camera Corp	4,625
681	*	Credence Systems Corp	8,962
496	*	Cytyc Corp	6,825
706		Dentsply International, Inc	31,890
1,400	*	DJ Orthopedics, Inc	37,520
207	*	Edwards Lifesciences Corp	6,227
2,453		Guidant Corp	147,671
543	*	Input/Output, Inc	2,449
1,719	*	Invision Technologies, Inc	57,707
1,135	*	KLA-Tencor Corp	66,590
200	*	LTX Corp	3,006
12,076		Medtronic, Inc	587,014
195	*	Millipore Corp	8,395

SHARES			VALUE

305	*	MKS Instruments, Inc	$ 8,845
596		Oakley, Inc	8,249
1,038	*	Orthologic Corp	6,363
2,064		PerkinElmer, Inc	35,232
1,490	*	St. Jude Medical, Inc	91,412
1,846		Stryker Corp	156,928
100	*	Techne Corp	3,778
400		Tektronix, Inc	12,640
641		Teleflex, Inc	30,980
389	*	Theragenics Corp	2,128
400	*	Therasense, Inc	8,120
1,450	*	Thermo Electron Corp	36,540
1,349	*	TriPath Imaging, Inc	10,522
535	*	Varian Medical
		Systems, Inc	36,969
901	*	Vivus, Inc	3,415
847	*	Waters Corp	28,087
1,986	*	Zimmer Holdings, Inc	139,814
347	*	Zygo Corp	5,722

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,472,374

INSURANCE AGENTS, BROKERS AND SERVICE—0.81%
3,395		AON Corp	81,276
320		Brown & Brown, Inc	10,435
964		Gallagher (Arthur J.) & Co	31,320
6,998		Marsh & McLennan
		Cos, Inc	335,134
3,237	*	Medco Health
		Solutions, Inc	110,026

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	568,191

INSURANCE CARRIERS—5.29%
500	*	AdvancePCS	26,330
1,500		Aetna, Inc	101,370
4,694		Aflac, Inc	169,829
22,123		American International
		Group, Inc	1,466,312
1,387	*	Anthem, Inc	104,025
1,498		Chubb Corp	102,014
1,291		Cigna Corp	74,233
1,757		Cincinnati Financial Corp	73,583
737		Erie Indemnity Co (Class A)	31,234
178		Fidelity National
		Financial, Inc	6,903
1,996		Hartford Financial Services
		Group, Inc	117,824
1,222	*	Health Net, Inc	39,959
2,323	*	Humana, Inc	53,081
1,199		Jefferson-Pilot Corp	60,729
2,097		Lincoln National Corp	84,656
593		MBIA, Inc	35,123

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 99

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES			VALUE

INSURANCE CARRIERS—(Continued)
105		MGIC Investment Corp	$ 5,979
884		Oxford Health Plans, Inc	38,454
900		Phoenix Cos, Inc	10,836
2,728		Principal Financial Group	90,215
1,263		Progressive Corp	105,574
5,959		Prudential Financial, Inc	248,907
1,093		Safeco Corp	42,550
1,824		St. Paul Cos, Inc	72,322
4,100		Travelers Property Casualty
		Corp (Class B)	69,577
5,400		UnitedHealth Group, Inc	314,172
1,863		UnumProvident Corp	29,380
1,430	*	Wellpoint Health
		Networks, Inc	138,696

		TOTAL INSURANCE
		CARRIERS	3,713,867

LEATHER AND LEATHER PRODUCTS—0.05%
988	*	Coach, Inc	37,297

		TOTAL LEATHER AND
		LEATHER PRODUCTS	37,297

LUMBER AND WOOD PRODUCTS—0.02%
1,474	*	Champion Enterprises, Inc	10,318

		TOTAL LUMBER AND WOOD
		PRODUCTS	10,318

METAL MINING—0.14%
1,435	*	Cleveland-Cliffs, Inc	73,113
1,259		Royal Gold, Inc	26,351

		TOTAL METAL MINING	99,464

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.18%
609		Callaway Golf Co	10,262
5,134		Mattel, Inc	98,932
161		Nautilus Group, Inc	2,262
383		Russ Berrie & Co, Inc	12,984
87	*	Steinway Musical
		Instruments, Inc	2,149

		TOTAL MISCELLANEOUS
		MANUFACTURING
		INDUSTRIES	126,589

MISCELLANEOUS RETAIL—1.38%
1,195	*	Amazon.com, Inc	62,905
910	*	Blue Rhino Corp	12,640
3,609		CVS Corp	130,357
2,898	*	eBay, Inc	187,182
228		Michaels Stores, Inc	10,078
1,860	*	Office Depot, Inc	31,081
782		Omnicare, Inc	31,585
451		Petsmart, Inc	10,734

SHARES			VALUE

3,523	*	Staples, Inc	$ 96,178
694		Tiffany & Co	31,369
1,535	*	Toys ‘R’ Us, Inc	19,402
8,290		Walgreen Co	301,590
1,231		World Fuel Services Corp	41,792

		TOTAL MISCELLANEOUS
		RETAIL	966,893

MOTION PICTURES—1.77%
20,508	*	Liberty Media Corp
		(Class A)	243,840
2,489	*	Metro-Goldwyn-Mayer, Inc	42,537
522		Regal Entertainment
		Group (Class A)	10,711
27,462	*	Time Warner, Inc	494,041
19,158		Walt Disney Co	446,956

		TOTAL MOTION PICTURES	1,238,085

NONDEPOSITORY INSTITUTIONS—3.90%
1,014		Advanta Corp (Class A)	13,172
668		American Capital
		Strategies Ltd	19,860
11,153		American Express Co	537,909
1,633		Capital One Financial Corp	100,087
1,680		CIT Group, Inc	60,396
981		Countrywide Financial Corp	74,409
12,533		Fannie Mae	940,727
7,980		Freddie Mac	465,394
11,072		MBNA Corp	275,139
2,148	*	Providian Financial Corp	25,003
5,305		SLM Corp	199,892
187		Student Loan Corp	27,302

		TOTAL NONDEPOSITORY
		INSTITUTIONS	2,739,290

NONMETALLIC MINERALS, EXCEPT FUELS—0.18%
2,151		Amcol International Corp	43,665
1,697		Vulcan Materials Co	80,726

		TOTAL NONMETALLIC
		MINERALS, EXCEPT FUELS	124,391

OIL AND GAS EXTRACTION—2.70%
4,761		Anadarko Petroleum Corp	242,859
3,417		Apache Corp	277,119
3,596		Chesapeake Energy Corp	48,834
638	*	Cimarex Energy Co	17,028
394	*	Clayton Williams
		Energy, Inc	11,454
288	*	Comstock Resources, Inc	5,558
1,565	*	Denbury Resources, Inc	21,769
4,317		Devon Energy Corp	247,191
1,136	*	Energy Partners Ltd	15,790
1,717		ENSCO International, Inc	46,651
3,508		EOG Resources, Inc	161,964

100 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES			VALUE

OIL AND GAS EXTRACTION—(Continued)
1,243	*	Forest Oil Corp	$ 35,513
300	*	Grey Wolf, Inc	1,122
598	*	Harvest Natural
		Resources, Inc	5,950
1,099		Helmerich & Payne, Inc	30,695
3,548	*	Horizon Offshore, Inc	15,611
300	*	Houston Exploration Co	10,956
245	*	KCS Energy, Inc	2,585
895	*	Magnum Hunter
		Resources, Inc	8,511
2,779	*	Meridian Resource Corp	16,507
1,298	*	Newfield Exploration Co	57,813
2,585		Noble Energy, Inc	114,852
685	*	Nuevo Energy Co	16,556
709	*	Patterson-UTI Energy, Inc	23,340
2,114	*	Pioneer Natural
		Resources Co	67,500
1,797		Pogo Producing Co	86,795
652	*	Pride International, Inc	12,153
603		Range Resources Corp	5,698
1,457	*	Rowan Cos, Inc	33,759
355	*	Stone Energy Corp	15,070
1,641	*	Swift Energy Co	27,651
900		Tidewater, Inc	26,892
300	*	Tom Brown, Inc	9,675
8,181	*	Transmontaigne, Inc	52,767
800	*	Varco International, Inc	16,504
1,700		Vintage Petroleum, Inc	20,451
1,009	*	Westport Resources Corp	30,129
1,972		XTO Energy, Inc	55,808

		TOTAL OIL AND GAS
		EXTRACTION	1,897,080

PAPER AND ALLIED PRODUCTS—0.65%
5,300		Kimberly-Clark Corp	313,177
2,376		MeadWestvaco Corp	70,686
100	*	Pactiv Corp	2,390
2,371		Sonoco Products Co	58,374
211		Temple-Inland, Inc	13,223

		TOTAL PAPER AND
		ALLIED PRODUCTS	457,850

PERSONAL SERVICES—0.12%
484		CPI Corp	9,782
1,418		Cintas Corp	71,084

		TOTAL PERSONAL
		SERVICES	80,866

PETROLEUM AND COAL PRODUCTS—0.43%
1,336		Frontier Oil Corp	23,006
1,678	*	Headwaters, Inc	32,922

SHARES			VALUE

2,867		Sunoco, Inc	$ 146,647
2,192		Valero Energy Corp	101,577

		TOTAL PETROLEUM AND
		COAL PRODUCTS	304,152

PRIMARY METAL INDUSTRIES—0.75%
500	*	Andrew Corp	5,755
368		Belden, Inc	7,761
381	*	Cable Design
		Technologies Corp	3,425
3,679	*	Century Aluminum Co	69,938
3,400		Engelhard Corp	101,830
648	*	General Cable Corp	5,281
212		Gibraltar Steel Corp	5,332
3,532	*	Liquidmetal
		Technologies, Inc	10,031
223	*	Lone Star Technologies, Inc	3,564
252	*	Maverick Tube Corp	4,851
869	*	Mueller Industries, Inc	29,859
1,624	*	NS Group, Inc	15,753
1,370		Nucor Corp	76,720
3,130		Ryerson Tull, Inc	35,839
1,032		Schnitzer Steel
		Industries, Inc (Class A)	62,436
1,030	*	Steel Dynamics, Inc	24,195
80		Tredegar Corp	1,242
3,388		Worthington Industries, Inc	61,086

		TOTAL PRIMARY METAL
		INDUSTRIES	524,898

PRINTING AND PUBLISHING—0.96%
919		Dow Jones & Co, Inc	45,812
300		Harte-Hanks, Inc	6,525
2,485		McGraw-Hill Cos, Inc	173,751
1,296		New York Times Co
		(Class A)	61,936
1,023		R.R. Donnelley & Sons Co	30,843
395		Scripps (E.W.) Co (Class A)	37,185
2,651		Tribune Co	136,792
137	*	Valassis
		Communications, Inc	4,021
218		Washington Post Co
		(Class B)	172,525

		TOTAL PRINTING AND
		PUBLISHING	669,390

RAILROAD TRANSPORTATION—0.32%
61	*	Kansas City Southern
		Industries, Inc	874
9,574		Norfolk Southern Corp	226,425

		TOTAL RAILROAD
		TRANSPORTATION	227,299

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 101

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES			VALUE

REAL ESTATE—0.01%
121	*	Avatar Holdings, Inc	$ 4,470
68		Catellus Development Corp	1,640
380	*	Stewart Enterprises, Inc
		(Class A)	2,158

		TOTAL REAL ESTATE	8,268

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.07%
67		Bandag, Inc	2,760
471		Cooper Tire & Rubber Co	10,070
101		Reebok International Ltd	3,971
295	*	Sealed Air Corp	15,971
169	*	Skechers U.S.A., Inc
		(Class A)	1,377
1,311	*	Vans, Inc	14,959

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTIC PRODUCTS	49,108

SECURITY AND COMMODITY BROKERS—1.77%
790		A.G. Edwards, Inc	28,622
1,696	*	Ameritrade Holding Corp	23,863
10,286		Charles Schwab Corp	121,786
50		Eaton Vance Corp	1,832
796		Federated Investors, Inc
		(Class B)	23,371
2,736		Franklin Resources, Inc	142,436
2,736		Goldman Sachs Group, Inc	270,125
7,451	*	Instinet Group, Inc	38,373
1,486		Janus Capital Group, Inc	24,385
331		Legg Mason, Inc	25,547
7,686		Merrill Lynch & Co, Inc	450,784
738		SEI Investments Co	22,487
400	*	SoundView Technology
		Group, Inc	6,196
1,363		T Rowe Price Group, Inc	64,620

		TOTAL SECURITY AND
		COMMODITY BROKERS	1,244,427

SPECIAL TRADE CONTRACTORS—0.02%
1,106	*	Integrated Electrical
		Services, Inc	10,231
902	*	Quanta Services, Inc	6,585

		TOTAL SPECIAL TRADE
		CONTRACTORS	16,816

SHARES			VALUE

STONE, CLAY, AND GLASS PRODUCTS—0.13%
241		Apogee Enterprises, Inc	$ 2,735
48	*	Cabot Microelectronics
		Corp	2,352
7,911	*	Corning, Inc	82,512

		TOTAL STONE, CLAY, AND
		GLASS PRODUCTS	87,599

TRANSPORTATION BY AIR—0.65%
2,587	*	AMR Corp	33,502
128	*	Atlantic Coast Airlines
		Holdings, Inc	1,267
1,483	*	Continental Airlines, Inc
		(Class B)	24,128
2,144	*	Delta Air Lines, Inc	25,321
2,290		FedEx Corp	154,575
1,111	*	Frontier Airlines, Inc	15,843
975	*	JetBlue Airways Corp	25,857
732	*	Mesa Air Group, Inc	9,165
378	*	Petroleum Helicopters
		(Vote)	9,261
565		Skywest, Inc	10,238
9,039		Southwest Airlines Co	145,889

		TOTAL TRANSPORTATION
		BY AIR	455,046

TRANSPORTATION EQUIPMENT—0.93%
303		ArvinMeritor, Inc	7,308
2,260		Autoliv, Inc	85,089
1,037		Brunswick Corp	33,008
1,923		Dana Corp	35,287
10,175		Delphi Corp	103,887
200	*	Dura Automotive
		Systems, Inc	2,554
1,100	*	Fleetwood Enterprises, Inc	11,286
671		Gentex Corp	29,631
3,430		Genuine Parts Co	113,876
553	*	Greenbrier Cos, Inc	9,263
3,376		Harley-Davidson, Inc	160,461
718	*	Sports Resorts
		International, Inc	3,633
133		Standard Motor
		Products, Inc	1,616
382	*	Tenneco Automotive, Inc	2,556
4,600		Visteon Corp	47,886
205	*	Wabash National Corp	6,007

		TOTAL TRANSPORTATION
		EQUIPMENT	653,348

102 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Social Choice Equity Fund - December 31, 2003

SHARES			VALUE

TRANSPORTATION SERVICES—0.09%
1,276		GATX Corp	$ 35,702
283	*	RailAmerica, Inc	3,339
1,216		Sabre Holdings Corp	26,253

		TOTAL TRANSPORTATION
		SERVICES	65,294

TRUCKING AND WAREHOUSING—0.60%
5,657		United Parcel Service, Inc
		(Class B)	421,729

		TOTAL TRUCKING AND WAREHOUSING	421,729

WHOLESALE TRADE-DURABLE GOODS—2.74%
551	*	Apogent Technologies, Inc	12,695
1,069		Barnes Group, Inc	34,539
99		BorgWarner, Inc	8,422
333		CDW Corp	19,234
623		Commercial Metals Co	18,939
2,800		IKON Office Solutions, Inc	33,208
300	*	Ingram Micro, Inc (Class A)	4,770
31,022		Johnson & Johnson	1,602,597
598	*	Patterson Dental Co	38,368
420		Pomeroy IT Solutions, Inc	6,191
1,592		Reliance Steel &
		Aluminum Co	52,870
137	*	Safeguard Scientifics, Inc	553
1,924		W.W. Grainger, Inc	91,178

		TOTAL WHOLESALE TRADE-
		DURABLE GOODS	1,923,564

WHOLESALE TRADE-NONDURABLE GOODS—1.15%
1,290	*	Allscripts Healthcare
		Solutions, Inc	6,863
4,838		Cardinal Health, Inc	295,892
1,176		D&K Healthcare
		Resources, Inc	15,947
243	*	Henry Schein, Inc	16,422
4,364		McKesson Corp	140,346
2,279		Perrigo Co	35,826
3,818	*	Plains Resources, Inc	61,279
1,085	*	Priority Healthcare Corp
		(Class B)	26,152
382		Russell Corp	6,708
202		Stride Rite Corp	2,299
5,394		Sysco Corp	200,819

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS	808,553

		TOTAL COMMON STOCK
		(Cost $75,980,269)	69,517,241

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS—0.43%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—0.43%
	Federal Home Loan Bank
	(FHLB)
$300,000	1.040%,01/02/04	$ 299,984

	TOTAL U.S. GOVERNMENT
	AND AGENCIES
	DISCOUNT NOTES	299,984

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $299,988)	299,984

	TOTAL PORTFOLIO—
	99.47%
	(Cost $76,280,257)	69,817,225
	OTHER ASSETS &
	LIABILITIES, NET—0.53%	375,129

	NET ASSETS—100.00%	$70,192,354

*	Non-income producing

At December 31,2003, the aggregate cost of portfolio investments for federal income tax purposes was $76,629,289. Net unrealized depreciation of portfolio investments aggregated $6,812,064 of which $7,821,771 related to appreciated portfolio investments and $14,633,835 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 103

Statement of Investments - Managed Allocation Fund - December 31, 2003

SHARES/ PRINCIPAL		VALUE

TIAA-CREF MUTUAL FUNDS—99.89%
13,203,613	TIAA-CREF Bond Plus
	Fund	$136,261,291
600,800	TIAA-CREF Equity Index
	Fund	4,746,320
9,703,986	TIAA-CREF Growth Equity
	Fund	84,424,677
1,194,554	TIAA-CREF High-Yield
	Bond Fund	11,133,246
7,161,631	TIAA-CREF Institutional
	Large Cap Value Fund	89,806,853
316,656	TIAA-CREF Institutional
	Real Estate
	Securities Fund	3,806,208
1,045,418	TIAA-CREF Institutional
	Small-Cap Equity Fund	14,039,963
5,129,270	TIAA-CREF International
	Equity Fund	47,394,450
1,205,584	TIAA-CREF Money
	Market Fund	1,205,584
440,964	TIAA-CREF Short-Term
	Bond Fund	4,713,908

	TOTAL TIAA-CREF MUTUAL
	FUNDS
	(Cost $408,446,999)	397,532,500

SHORT TERM INVESTMENTS—0.16%
U.S. GOVERNMENT AND AGENCY DISCOUNT NOTE—0.16%
	Federal Home Loan Bank
	(FHLB)
$ 640,000	1.070%, 01/02/04	639,966
	TOTAL U.S. GOVERNMENT
	AND AGENCY DISCOUNT
	NOTE	639,966

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $639,966)	639,966

	TOTAL PORTFOLIO—
	100.05%
	(Cost $409,086,965)	398,172,466
	OTHER ASSETS &
	LIABILITIES,
	NET—(0.05%)	(180,947)

	NET ASSETS—100.00%	$397,991,519

At December 31,2003, the aggregate cost of portfolio investments for federal income tax purposes was $409,978,773. Net unrealized depreciation of portfolio investments aggregated $11,806,307, of which $20,243,289 related to appreciated portfolio investments and $32,049,596 related to depreciated portfolio investments.

104 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - High-Yield Bond Fund - December 31, 2003

Summary by Industry

	VALUE	%

CORPORATE BONDS
Agricultural Production-Crops	$ 2,125,000	0.93%
Amusement And Recreation Services	6,908,750	3.03
Apparel And Other Textile Products	3,381,250	1.48
Automotive Dealers And Service Stations	1,736,875	0.76
Business Services	12,857,625	5.63
Chemicals And Allied Products	12,121,372	5.31
Coal Mining	3,132,500	1.37
Communications	25,161,719	11.02
Eating And Drinking Places	1,720,000	0.75
Electric, Gas, And Sanitary Services	31,666,428	13.87
Electronic And Other Electric Equipment	3,725,000	1.63
Engineering And Management Services	1,070,000	0.47
Fabricated Metal Products	2,199,375	0.96
Food And Kindred Products	3,765,000	1.65
General Building Contractors	6,617,500	2.90
General Merchandise Stores	1,061,250	0.46
Health Services	3,134,734	1.37
Holding And Other Investment Offices	3,225,757	1.41
Hotels And Other Lodging Places	6,508,125	2.85
Industrial Machinery And Equipment	2,837,500	1.24
Instruments And Related Products	6,043,336	2.65
Metal Mining	1,152,500	0.51
Miscellaneous Manufacturing Industries	4,853,750	2.13
Miscellaneous Retail	5,347,390	2.34
Nondepository Institutions	1,063,750	0.47
Oil And Gas Extraction	8,420,000	3.69
Paper And Allied Products	14,797,739	6.48
Personal Services	2,128,750	0.93
Petroleum And Coal Products	2,130,000	0.93
Primary Metal Industries	1,555,000	0.68
Printing And Publishing	12,630,000	5.53
Rubber And Miscellaneous Plastic Products	1,653,125	0.72
Transportation By Air	226,875	0.10
Transportation Equipment	3,966,875	1.74
Transportation Services	515,000	0.23
Water Transportation	4,137,500	1.81
Wholesale Trade-Durable Goods	7,000,000	3.07

	VALUE	%

Wholesale Trade-Nondurable Goods	$ 4,811,250	2.11%

TOTAL CORPORATE BONDS (Cost $201,298,917)	217,388,600	95.21

PREFERRED STOCK
Communications	75,023	0.03

TOTAL PREFERRED STOCK (Cost $1,346,750)	75,023	0.03

COMMON STOCK
Automotive Dealers And Service Stations	15	0.00
Business Services	15	0.00
Communications	63,002	0.03
Paper And Allied Products	3	0.00

TOTAL COMMON STOCK (Cost $884,384)	63,035	0.03

SHORT TERM INVESTMENTS
U.S. Government And Agency Discount Notes	6,619,651	2.90

TOTAL SHORT TERM INVESTMENTS (Cost $6,619,651)	6,619,651	2.90

TOTAL PORTFOLIO (Cost $210,149,702)	224,146,309	98.17
OTHER ASSETS & LIABILITIES, NET	4,177,492	1.83

NET ASSETS	$228,323,801	100.00%

PRINCIPAL		RATINGS†	VALUE

CORPORATE BONDS—95.21%
AGRICULTURAL PRODUCTION- CROPS—0.93%
	Dole Food Co Inc
	(Sr Note)
$ 1,000,000	8.875%, 03/15/11	B2	$ 1,097,500
	United Agri Products
	(Sr Note)
1,000,000	8.250%, 12/15/11	B3	1,027,500

	TOTAL
	AGRICULTURAL
	PRODUCTION-
	CROPS		2,125,000

AMUSEMENT AND RECREATION SERVICES—3.03%
	Caesars Entertainment,
	Inc (Sr Note)
1,500,000	7.000%, 04/15/13	Ba1	1,601,250
	Isle of Capri Casinos,
	Inc (Guarantee Note)
500,000	9.000%, 03/15/12	B2	556,250

† As provided by Moody’s Investors Services (unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report	105

Statement of Investments - High-Yield Bond Fund - December 31, 2003

PRINCIPAL		RATINGS†	VALUE

AMUSEMENT AND RECREATION
SERVICES—(Continued)
	Park Place
	Entertainment
	Corp (Sr Sub note)
$ 1,000,000	7.500%, 09/01/09	Ba1	$ 1,100,000
	Six Flags, Inc (Sr Note)
1,000,000	9.750%, 06/15/07	B2	1,048,750
1,000,000	9.750%, 04/15/13	B2	1,052,500
	Speedway Motorsports
	Inc (Sr Sub Note)
1,000,000	6.750%, 06/01/13	Ba2	1,032,500
	Station Casinos, Inc
	(Sr Sub Note)
500,000	8.875%, 12/01/08	B2	517,500

	TOTAL AMUSEMENT
	AND RECREATION
	SERVICES		6,908,750

APPAREL AND OTHER
TEXTILE PRODUCTS—1.48%
	Broder Brothers
	(Sr Note)
2,000,000	11.250%, 10/15/10	B3	1,970,000
	Collins & Aikman
	Products
	(Guarantee Note)
1,000,000	11.500%, 04/15/06	B3	920,000
500,000	10.750%, 12/31/11	B2	491,250

	TOTAL APPAREL AND
	OTHER TEXTILE
	PRODUCTS		3,381,250

AUTOMOTIVE DEALERS AND
SERVICE STATIONS—0.76%
	Autonation, Inc
	(Guarantee Note)
500,000	9.000%, 08/01/08	Ba2	573,750
	Lear Corp
	(Guarantee Note)
500,000	8.110%, 05/15/09	Ba1	588,125
	Travelcenters Of
	America, Inc
	(Guarantee Note)
500,000	12.750%, 05/01/09	B3	575,000

	TOTAL AUTOMOTIVE
	DEALERS AND
	SERVICE STATIONS		1,736,875

BUSINESS SERVICES—5.63%
	Advanstar
	Communications
	Inc (Secured Note)
600,000	10.750%, 08/15/10	B3	649,500
500,000	12.000%, 02/15/11	Caa2	526,250
1,500,000	0.000%, 10/15/11	NA	1,171,875

PRINCIPAL		RATINGS†	VALUE

	Cooperative
	Computing, Inc
	(Sr Note)
$ 1,000,000	10.500%, 06/15/11	B2	$ 1,076,250
	Iron Mountain, Inc
	(Guarantee Note)
1,000,000	8.625%, 04/01/13	B2	1,080,000
2,000,000	6.625%, 01/01/16	B2	1,945,000
	Lamar Media Corp
	(Guarantee Note)
1,000,000	7.250%, 01/01/13	Ba3	1,075,000
	Nexstar Finance, Inc
	(Guarantee Note)
1,000,000	12.000%, 04/01/08	B3	1,127,500
1,000,000	7.000%, 01/15/14	B3	1,005,000
	Rent-A-Center, Inc
	(Guarantee Note)
1,000,000	7.500%, 05/01/10	B1	1,055,000
	United Rentals North
	America, Inc
	(Guarantee Note)
1,000,000	10.750%, 04/15/08	B1	1,125,000
	(Sr Sub Note)
1,000,000	7.750%, 11/15/13	B2	1,021,250

	TOTAL BUSINESS
	SERVICES		12,857,625

CHEMICALS AND ALLIED PRODUCTS—5.31%
	Acetex Corp (Sr Note)
825,000	10.875%, 08/01/09	B2	915,750
	Equistar Chemicals
	LP Note
500,000	8.750%, 02/15/09	B2	522,500
500,000	10.625%, 05/01/11	B2	552,500
	FMC Corp
	(Secured Note)
750,000	10.250%, 11/01/09	Ba2	877,500
	Georgia Gulf Corp
	(Sr Note)
1,000,000	7.125%, 12/15/13	B1	1,040,000
	Hercules, Inc
	(Guarantee Note)
750,000	11.125%, 11/15/07	Ba2	898,125
	IMC Global, Inc
	(Sr Note)
1,000,000	10.875%, 08/01/13	B1	1,095,000
	IMC Global, Inc
	(Guarantee Note)
500,000	11.250%, 06/01/11	B1	550,000
	ISP Chemo, Inc
	(Guarantee Note)
500,000	10.250%, 07/01/11	B2	562,497

† As provided by Moody’s Investors Services (unaudited)

106	2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - High-Yield Bond Fund - December 31, 2003

PRINCIPAL		RATINGS†	VALUE

CHEMICALS AND ALLIED
PRODUCTS—(Continued)
	ISP Holdings, Inc
	(Secured Note)
$ 500,000	10.625%, 12/15/09	B2	$ 550,000
	Johnsondiversey, Inc
	(Guarantee Note)
500,000	9.625%, 05/15/12	B2	557,500
	KRATON Polymers LLC/
	Capital Corp
	(Sr Sub Note)
750,000	8.125%, 01/15/14	B3	780,000
	Lyondell Chemical Co
	(Guarantee Note)
500,000	9.500%, 12/15/08	B1	522,500
500,000	11.125%, 7/15/12	B1	555,000
	Rockwood Specialties
	Group, Inc
	(Sr Sub Note)
1,000,000	10.625%, 05/15/11	B3	1,115,000
	Scotts Co/The
	(Sr Sub Note)
1,000,000	6.625%, 11/15/13	Ba3	1,027,500

	TOTAL CHEMICALS AND
	ALLIED PRODUCTS		12,121,372

COAL MINING—1.37%
	Arch Western
	Finance LLC
	(Sr Note)
1,500,000	6.750%, 07/01/13	Ba2	1,541,250
	Luscar Coal Ltd
	(Sr Note)
500,000	9.750%, 10/15/11	Ba3	566,250
	Massey Energy Co
	(Sr Note)
1,000,000	6.625%, 11/15/10	Ba3	1,025,000

	TOTAL COAL MINING		3,132,500

COMMUNICATIONS—11.02%
	ACC Escrow Corp
	(Sr Note)
2,000,000	10.000%, 08/01/11	B2	2,230,000
	Asia Global
	Crossing Ltd
	(Sr Note)
500,000	13.375%, 10/15/10	NR	55,000
	Avaya, Inc
	(Secured Note)
1,000,000	11.125%, 04/01/09	B2	1,170,000
	Century
	Communications
	(Sr Note)
1,250,000	0.000%, 01/15/08	NR	762,500

PRINCIPAL			RATINGS†	VALUE

		Charter
		Communications
		Holdings Capital Corp
		(Sr Note)
$ 500,000		10.750%, 10/01/09	Ca	$ 458,750
		Corus Entertainment,
		Inc (Sr Sub Note)
1,000,000		8.750%, 03/01/12	B1	1,100,000
		CSC Holdings, Inc
		(Sr Note)
1,000,000		7.631%, 04/01/11	B1	1,052,500
1,000,000		10.500%, 05/15/16	B2	1,145,000
		Echostar DBS Corp
		(Sr Note)
325,000		9.125%, 01/15/09	Ba3	363,594
1,000,000		9.375%, 02/01/09	Ba3	1,051,250
2,000,000		6.375%, 10/01/11	Ba3	2,050,000
		Fairpoint
		Communications,
		Inc (Sr Note)
1,000,000		11.875%, 03/01/10	B3	1,165,000
		General Cable Corp
		(Sr Note)
1,000,000		9.500%, 11/15/10	B2	1,070,000
		Granite Broadcasting
		Corp (Secured Note)
2,000,000		9.750%, 12/01/10	B3	1,995,000
		Gray Television, Inc
		(Guarantee Note)
1,000,000		9.250%, 12/15/11	B2	1,115,000
		Insight Midwest LP/
		Insight Capital, Inc
		(Sr Note)
500,000		10.500%, 11/01/10	B2	543,750
		Nextel Communications,
		Inc (Sr Note)
1,000,000		9.500%, 02/01/11	B2	1,130,000
500,000		6.875%, 10/31/13	B2	528,750
1,500,000		7.375%, 08/01/15	B2	1,612,500
		Qwest Corp Note
1,500,000		8.875%, 03/15/12	Ba3	1,721,250
		Rogers Cantel,
		Inc Deb
500,000		9.375%, 06/01/08	Ba3	523,125
1,000,000		9.750%, 06/01/16	Ba3	1,205,000
		Rogers Wireless
		Communications, Inc
		(Secured Note)
500,000		9.625%, 05/01/11	Ba3	597,500
		Videotron (Sr Note)
500,000	g	6.875%, 01/15/14	Ba3	516,250

		TOTAL
		COMMUNICATIONS		25,161,719

† As provided by Moody’s Investors Services (unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report	107

Statement of Investments - High-Yield Bond Fund - December 31, 2003

PRINCIPAL			RATINGS†	VALUE

EATING AND DRINKING
PLACES—0.75%
		Carrols Corp
		(Guarantee Note)
$ 500,000		9.500%, 12/01/08	B3	$ 507,500
		Yum! Brands, Inc
		(Sr. Note)
1,000,000		8.875%, 04/15/11	Ba1	1,212,500

		TOTAL EATING AND
		DRINKING PLACES		1,720,000

ELECTRIC, GAS, AND SANITARY SERVICES—13.87%
		AES Corp (Sr Note)
500,000		9.375%, 09/15/10	B3	554,375
500,000		9.000%, 05/15/15	B2	565,000
1,000,000		8.875%, 02/15/11	B3	1,090,000
500,000		8.375%, 08/15/07	Caa1	506,250
		Allegheny Energy
		Supply Bond
500,000		8.750%, 04/15/12	B3	471,250
		Allied Waste
		North America
		(Guarantee Note)
1,000,000		7.625%, 01/01/06	Ba3	1,052,500
1,000,000	g	6.500%, 11/15/10	Ba3	1,025,000
1,000,000		7.875%, 04/15/13	Ba3	1,082,500
		ANR Pipeline Co Note
1,000,000		8.875%, 03/15/10	B1	1,125,000
		Aquila Inc (Sr Note)
500,000		14.875%, 07/01/12	Caa1	668,750
		Avista Corp (Sr Note)
1,000,000		9.750%, 06/01/08	Ba1	1,190,000
		BRL Universal
		Equipment
		2001 A LP
		(Secured Note)
500,000		8.875%, 02/15/08	Ba3	536,250
		Calpine Corp
		(Secured Note)
500,000		8.500%, 07/15/10	NA	487,500
1,000,000		8.750%, 07/15/13	NA	975,000
		CMS Energy Corp
		(Sr Note)
750,000		8.500%, 04/15/11	B3	810,000
		Edison Mission Energy
		(Sr Note)
500,000		10.000%, 08/15/08	B2	518,750
		El Paso Corp Note
1,000,000		7.875%, 06/15/12	Caa1	945,000
1,000,000		7.750%, 01/15/32	Caa1	852,500

PRINCIPAL		RATINGS†	VALUE

	El Paso Energy Partners
	LP/El Paso Energy
	Partners Finance Corp
	(Guarantee Note)
$ 167,000	8.500%, 06/01/11	B1	$ 187,875
	Empresa Nacional de
	Electricidad SA/
	Chile Note
1,000,000	8.625%, 08/01/15	Ba2	1,139,301
	Illinois Power Co
	(First Mortgage
	Bond)
1,000,000	11.500%, 12/15/10	B3	1,200,000
	Leviathan Gas Pipeline
	Partners/Leviathan
	Finance Corp
	(Guarantee Note)
500,000	10.375%, 06/01/09	B1	542,500
	Nevada Power Co Note
1,000,000	8.250%, 06/01/11	Ba2	1,091,250
	Nevada Power Co
	(Second Mortgage
	Bond)
500,000	9.000%, 08/15/13	Ba2	553,125
	NRG Energy, Inc
	(Secured Note)
1,000,000	8.000%, 12/15/13	B2	1,051,250
	Orion Power Holdings,
	Inc (Sr Note)
250,000	12.000%, 05/01/10	B2	303,750
	Peabody Energy Corp
	(Guarantee Note)
500,000	6.875%, 03/15/13	Ba3	527,500
	Reliant Resources, Inc
	(Secured Note)
1,000,000	9.500%, 07/15/13	B1	1,070,000
	Southern California
	Edison Co Note
1,000,000	7.625%, 01/15/10	Baa3	1,151,127
	Southern Natural Gas
	Co Note
500,000	8.875%, 03/15/10	B1	562,500
	Stericycle, Inc
	(Guarantee Note)
325,000	12.375%, 11/15/09	B3	373,750
	TECO Energy, Inc
	(Sr Note)
1,000,000	10.500%, 12/01/07	Ba1	1,167,500

† As provided by Moody’s Investors Services (unaudited)

108	2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - High-Yield Bond Fund - December 31, 2003

PRINCIPAL		RATINGS†	VALUE

ELECTRIC, GAS, AND SANITARY
SERVICES—(Continued)
	Tiverton Power
	Assocs Ltd/
	Rumford Power
	Assocs Ltd LP
	(Pass-Thru Cert)
$ 500,000	9.000%, 07/15/18	B3	$ 415,000
	TNP Enterprises, Inc
	(Sr Sub Note)
500,000	10.250%, 04/01/10	Ba3	545,000
	Transcontinental Gas
	Pipelines (Sr Note)
1,000,000	8.875%, 07/15/12	B1	1,182,500
	Vivendi Universal SA
	(Sr Note)
500,000	9.250%, 04/15/10	B1	592,500
	Williams Cos, Inc
	(Sr Note)
250,000	8.625%, 06/01/10	B3	280,625
1,000,000	8.125%, 03/15/12	B3	1,110,000
1,000,000	7.750%, 06/15/31	B3	1,033,750
1,000,000	8.750%, 03/15/32	B3	1,130,000

	TOTAL ELECTRIC,
	GAS, AND
	SANITARY
	SERVICES		31,666,428

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—1.63%
	Flextronics
	International
	Ltd (Sr Sub Note)
1,500,000	6.500%, 05/15/13	Ba2	1,552,500
	L-3 Communications
	Corp (Sr Sub Note)
1,000,000	6.125%, 01/15/14	Ba3	1,002,500
	Sanmina-SCI Corp
	(Guarantee Note)
1,000,000	10.375%, 01/15/10	Ba2	1,170,000

	TOTAL ELECTRONIC
	AND OTHER
	ELECTRIC EQUIPMENT		3,725,000

ENGINEERING AND MANAGEMENT SERVICES—0.47%
	Nalco Co (Sr Note)
1,000,000	7.750%, 11/15/11	B2	1,070,000

	TOTAL ENGINEERING
	AND MANAGEMENT
	SERVICES		1,070,000

PRINCIPAL		RATINGS†	VALUE

FABRICATED METAL PRODUCTS—0.96%
	Ball Corp (Guarantee Note)
$ 1,000,000	6.875%, 12/15/12	Ba3	$ 1,045,000
	Crown European
	Holdings SA
	(Secured Note)
500,000	9.500%, 03/01/11	B1	566,250
500,000	10.875%, 03/01/13	B2	588,125

	TOTAL FABRICATED
	METAL PRODUCTS		2,199,375

FOOD AND KINDRED PRODUCTS—1.65%
	Burns Philp Capital
	Property Ltd
	(Guarantee Note)
1,000,000	9.750%, 07/15/12	B3	1,070,000
	Del Monte Corp
	(Guarantee Note)
1,000,000	9.250%, 05/15/11	B2	1,105,000
	Reddy Ice Group Inc
	(Sr Sub Note)
500,000	8.875%, 08/01/11	B3	530,000
	Swift & Co
	(Guarantee Note)
1,000,000	10.125%, 10/01/09	B1	1,060,000

	TOTAL FOOD AND
	KINDRED
	PRODUCTS		3,765,000

GENERAL BUILDING CONTRACTORS—2.90%
	Beazer Homes USA,
	Inc (Guarantee Note)
1,000,000	8.375%, 04/15/12	Ba2	1,102,500
	DR Horton, Inc
	(Sr Sub Note)
1,000,000	9.750%, 09/15/10	Ba2	1,190,000
1,000,000	7.875%, 08/15/11	Ba1	1,135,000
	Hovnanian
	Enterprises
	Inc (Guarantee Note)
1,000,000	6.500%, 01/15/14	Ba2	996,250
	KB Home
	(Sr Sub Note)
500,000	8.625%, 12/15/08	Ba2	560,000
500,000	7.750%, 02/01/10	Ba2	530,000
	Toll Corp
	(Sr Sub Note)
1,000,000	8.250%, 12/01/11	Ba2	1,103,750

	TOTAL GENERAL
	BUILDING
	CONTRACTORS		6,617,500

† As provided by Moody’s Investors Services (unaudited)
SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report	109

Statement of Investments - High-Yield Bond Fund - December 31, 2003

PRINCIPAL		RATINGS†	VALUE

GENERAL MERCHANDISE STORES—0.46%
	JC Penney Co, Inc/
	New Deb
$ 1,000,000	7.125%, 11/15/23	Ba3	$ 1,061,250

	TOTAL GENERAL
	MERCHANDISE
	STORES		1,061,250

HEALTH SERVICES—1.37%
	HCA, Inc Note
500,000	5.250%, 11/06/08	Ba1	509,569
500,000	7.875%, 02/01/11	Ba1	570,256
1,000,000	6.300%, 10/01/12	Ba1	1,031,016
500,000	7.500%, 11/06/33	Ba1	521,393
	Tenet Healthcare
	Corp Note
500,000	7.375%, 02/01/13	B1	502,500

	TOTAL HEALTH
	SERVICES		3,134,734

HOLDING AND OTHER INVESTMENT OFFICES—1.41%
	Capitol Records, Inc
	(Guarantee Note)
1,000,000	8.375%, 08/15/09	Ba1	1,050,757
	iStar Financial, Inc
	(Sr Note)
1,000,000	8.750%, 08/15/08	Ba1	1,155,000
1,000,000	6.000%, 12/15/10	Ba1	1,020,000

	TOTAL HOLDING AND
	OTHER INVESTMENT
	OFFICES		3,225,757

HOTELS AND OTHER LODGING PLACES—2.85%
	Boyd Gaming Corp
	(Guarantee Note)
500,000	9.250%, 08/01/09	Ba3	558,750
500,000	8.750%, 04/15/12	B1	548,750
	Felcor Lodging LP
	(Guarantee Note)
500,000	10.000%, 09/15/08	B1	540,000
	Mandalay Resort
	Group (Sr Sub Note)
500,000	9.375%, 02/15/10	Ba3	582,500
1,000,000	6.375%, 12/15/11	Ba2	1,027,500
	MGM Mirage
	(Guarantee Note)
250,000	9.750%, 06/01/07	Ba2	285,000
750,000	8.500%, 09/15/10	Ba1	860,625
	Mirage Resorts,
	Inc Deb
1,000,000	7.250%, 08/01/17	Ba1	1,010,000

PRINCIPAL			RATINGS†	VALUE

		Mohegan Tribal
		Gaming Authority
		(Sr Sub Note)
$ 500,000		8.375%, 07/01/11	Ba3	$ 545,000
		Station Casinos, Inc
		(Sr Sub Note)
500,000		9.875%, 07/01/10	B2	550,000

		TOTAL HOTELS AND
		OTHER LODGING
		PLACES		6,508,125

INDUSTRIAL MACHINERY AND EQUIPMENT—1.24%
		Case New Holland, Inc
		(Sr Note)
1,000,000		9.250%, 08/01/11	Ba3	1,120,000
		Cummins, Inc
		(Sr Note)
1,000,000	g	9.500%, 12/01/10	Ba2	1,150,000
		Solectron Corp Note
1,000,000		0.000%, 11/20/20	B1	567,500

		TOTAL INDUSTRIAL
		MACHINERY AND
		EQUIPMENT		2,837,500

INSTRUMENTS AND RELATED PRODUCTS—2.65%
		DirecTV Holdings LLC
		(Sr Note)
1,500,000		8.375%, 03/15/13	B1	1,740,000
		Eastman Kodak
		Co Note
1,000,000		7.250%, 11/15/13	Baa3	1,045,371
		Fisher Scientific
		International
		(Sr Sub Note)
434,000		8.125%, 05/01/12	B2	465,465
1,000,000		8.000%, 09/01/13	B2	1,072,500
		Hanger Orthopedic
		Group, Inc
		(Guarantee Note)
1,000,000		10.375%, 02/15/09	B2	1,135,000
		Xerox Corp
		(Guarantee Note)
500,000		9.750%, 01/15/09	B1	585,000

		TOTAL INSTRUMENTS
		AND RELATED
		PRODUCTS		6,043,336

† As provided by Moody’s Investors Services (unaudited)

110	2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - High-Yield Bond Fund - December 31, 2003

PRINCIPAL		RATINGS†	VALUE

METAL MINING—0.51%
	Freeport-McMoRan
	Copper & Gold, Inc
	(Sr Note)
$ 1,000,000	10.125%, 02/01/10	B2	$ 1,152,500

	TOTAL METAL MINING		1,152,500

MISCELLANEOUS MANUFACTURING INDUSTRIES—2.13%
	Koppers Inc
	(Guarantee Note)
1,500,000	9.875%, 10/15/13	B2	1,653,750
	Tyco International
	Group SA
	(Guarantee Note)
1,000,000	6.750%, 02/15/11	Ba2	1,092,500
1,000,000	6.375%, 10/15/11	Ba2	1,068,750
	Tyco International
	Group SA
	(Guarantee Note)
1,000,000	7.000%, 06/15/28	Ba2	1,038,750

	TOTAL MISCELLANEOUS
	MANUFACTURING
	INDUSTRIES		4,853,750

MISCELLANEOUS RETAIL—2.34%
	Amerigas Partners LP/
	Amerigas Eagle
	Finance Corp
	(Sr Note)
1,000,000	10.000%, 04/15/06	B2	1,097,500
	Couche-Tard US LP/
	Couche-Tard Finance
	Corp (Sr Sub Note)
1,000,000	7.500%, 12/15/13	Ba3	1,047,500
	Office Depot, Inc
	(Sr Sub Note)
500,000	10.000%, 07/15/08	Ba1	595,000
	Rite Aid Corp
	(Secured Note)
1,000,000	8.125%, 05/01/10	B2	1,075,000
	Toys ‘R’ Us Inc Note
1,000,000	7.375%, 10/15/18	Baa3	996,361
500,000	7.875%, 04/15/13	Baa3	536,029

	TOTAL MISCELLANEOUS
	RETAIL		5,347,390

NONDEPOSITORY INSTITUTIONS—0.47%
	TD Funding Corp
	(Guarantee Note)
1,000,000	8.375%, 07/15/11	B3	1,063,750

	TOTAL NONDEPOSITORY
	INSTITUTIONS		1,063,750

PRINCIPAL		RATINGS†	VALUE

OIL AND GAS EXTRACTION—3.69%
	Chesapeake
	Energy Corp
	(Guarantee Note)
$ 1,000,000	8.125%, 04/01/11	Ba3	$ 1,110,000
1,000,000	7.750%, 01/15/15	Ba3	1,085,000
750,000	6.875%, 01/15/16	Ba3	772,500
	Hanover Equipment
	Trust (Secured Note)
500,000	8.500%, 09/01/08	B2	530,000
500,000	8.750%, 09/01/11	B2	530,000
	Magnum Hunter
	Resources, Inc
	(Guarantee Note)
1,000,000	9.600%, 03/15/12	B2	1,135,000
	Nuevo Energy Co
	(Sr Sub Note)
1,000,000	9.375%, 10/01/10	B2	1,097,500
	Pogo Producing Co
	(Sr Sub Note)
1,000,000	10.375%, 02/15/09	Ba3	1,060,000
	Westport Resources
	Corp (Guarantee
	Note)
1,000,000	8.250%, 11/01/11	Ba3	1,100,000

	TOTAL OIL AND
	GAS EXTRACTION		8,420,000

PAPER AND ALLIED PRODUCTS—6.48%
	Boise Cascade Corp
	(Sr Note)
1,500,000	6.500%, 11/01/10	Ba2	1,564,739
	Caraustar Industries,
	Inc (Guarantee
	Note)
1,000,000	9.875%, 04/01/11	B2	1,080,000
	Fibermark, Inc
	(Sr Note)
500,000	10.750%, 04/15/11	Caa1	310,000
	Georgia-Pacific Corp
	(Guarantee Note)
1,000,000	8.875%, 02/01/10	Ba2	1,140,000
500,000	9.375%, 02/01/13	Ba2	575,000
1,000,000	8.000%, 01/15/24	Ba3	1,020,000
1,500,000	9.500%, 12/01/11	Ba3	1,740,000
1,000,000	8.875%, 05/15/31	Ba3	1,100,000
	Graphic Packaging
	International Corp
	(Sr Sub Note)
1,000,000	9.500%, 08/15/13	B3	1,105,000
	Greif, Inc
	(Guarantee Note)
880,000	8.875%, 08/01/12	B2	968,000

† As provided by Moody’s Investors Services (unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report	111

Statement of Investments - High-Yield Bond Fund - December 31, 2003

PRINCIPAL			RATINGS†	VALUE

PAPER AND ALLIED PRODUCTS—(Continued)
		Millar Western Forest Products Ltd (Sr Note)
$ 2,000,000	g	7.750%, 11/15/13	B3	$ 2,075,000
		Pliant Corp
		(Secured Note)
1,000,000		11.125%, 09/01/09	B3	1,080,000
		Smurfit-Stone
		Container Corp
		(Guarantee Note)
500,000		8.250%, 10/01/12	B2	542,500
		Tembec Industries Inc
		(Guarantee Note)
500,000		7.750%, 03/15/12	Ba3	497,500

		TOTAL PAPER AND
		ALLIED PRODUCTS		14,797,739

PERSONAL SERVICES—0.93%
		Coinmach Corp
		(Sr Note)
1,000,000		9.000%, 02/01/10	B2	1,085,000
		Service Corp
		International/
		US Note
500,000		6.000%, 12/15/05	B1	510,000
500,000		7.700%, 04/15/09	B1	533,750

		TOTAL PERSONAL
		SERVICES		2,128,750

PETROLEUM AND COAL PRODUCTS—0.93%
		Equistar Chemicals LP/
		Equistar Funding Corp
		(Guarantee Note)
500,000		10.125%, 09/01/08	B2	547,500
		Tesoro Petroleum Corp
		(Guarantee Note)
500,000		9.000%, 07/01/08	B3	518,750
500,000		9.625%, 11/01/08	B3	532,500
500,000		8.000%, 04/15/08	Ba3	531,250

		TOTAL PETROLEUM AND
		COAL PRODUCTS		2,130,000

PRIMARY METAL INDUSTRIES—0.68%
		AK Steel Corp
		(Guarantee Note)
500,000		7.750%, 06/15/12	B3	427,500
		Texas Industries, Inc
		(Sr Note)
500,000		10.250%, 06/15/11	B1	565,000

PRINCIPAL		RATINGS†	VALUE

	United States Steel
	Corp (Sr Note)
$ 500,000	9.750%, 05/15/10	B1	$ 562,500

	TOTAL PRIMARY METAL
	INDUSTRIES		1,555,000

PRINTING AND PUBLISHING—5.53%
	American Achievement
	Corp (Guarantee Note)
1,000,000	11.625%, 01/01/07	B1	1,100,000
	Block Communications,
	Inc (Guarantee Note)
1,500,000	9.250%, 04/15/09	B2	1,612,500
	CanWest Media, Inc
	(Sr Sub Note)
1,000,000	10.625%, 05/15/11	B2	1,142,500
500,000	7.625%, 04/15/13	B1	547,500
	Dex Media East LLC/
	Dex Media East
	Finance Co
	(Guarantee Note)
500,000	9.875%, 11/15/09	B2	572,500
	Dex Media, Inc Note
1,000,000	8.000%, 11/15/13	Caa1	1,050,000
	Dex Media West LLC/
	Dex Media Finance
	Co (Sr Sub Note)
1,000,000	9.875%, 08/15/13	B3	1,162,500
	Liberty Group
	Operating, Inc
	(Guarantee Note)
500,000	9.375%, 02/01/08	Caa1	505,000
	Mail Well I Corp
	(Guarantee Note)
1,000,000	9.625%, 03/15/12	B1	1,110,000
	Moore North America
	Finance, Inc
	(Sr Sub Note)
500,000	7.875%, 01/15/11	B1	566,250
	Primedia, Inc
	(Guarantee Note)
1,000,000	7.625%, 04/01/08	B3	1,010,000
	RH Donnelley Finance
	Corp I
	(Guarantee Note)
1,000,000	10.875%, 12/15/12	B2	1,186,250
	Von Hoffmann
	Press Inc
	(Guarantee Note)
1,000,000	10.250%, 03/15/09	B2	1,065,000

	TOTAL PRINTING AND
	PUBLISHING		12,630,000

† As provided by Moody’s Investors Services (unaudited)
112	2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - High-Yield Bond Fund - December 31, 2003

PRINCIPAL			RATINGS†	VALUE

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.72%
		Owens-Brockway
		(Secured Note)
$ 500,000		8.750%, 11/15/12	B1	$ 556,875
		Owens-Brockway
		Glass Co
		(Guarantee Note)
1,000,000		8.875%, 02/15/09	B1	1,096,250

		TOTAL RUBBER AND
		MISCELLANEOUS
		PLASTIC
		PRODUCTS		1,653,125

TRANSPORTATION BY AIR—0.10%
		Northwest Airlines,
		Inc (Guarantee
		Note)
250,000		8.875%, 06/01/06	Caa1	226,875

		TOTAL TRANSPORTATION
		BY AIR		226,875

TRANSPORTATION EQUIPMENT—1.74%
		Dana Corp Note
500,000		10.125%, 03/15/10	Ba3	582,500
1,000,000		9.000%, 08/15/11	Ba3	1,205,000
500,000		7.000%, 03/01/29	Ba3	496,875
		Sequa Corp (Sr Note)
500,000		8.875%, 04/01/08	B1	542,500
500,000		9.000%, 08/01/09	B1	551,250
		TRW Automotive, Inc
		(Sr Sub Note)
500,000		11.000%, 02/15/13	B2	588,750

		TOTAL TRANSPORTATION
		EQUIPMENT		3,966,875

TRANSPORTATION SERVICES—0.23%
		Worldspan LP/
		WS Financing Corp
		(Sr Note)
500,000		9.625%, 06/15/11	B2	515,000

		TOTAL TRANSPORTATION
		SERVICES		515,000

WATER TRANSPORTATION—1.81%
		Ship Finance
		International
		Ltd (Sr Note)
2,000,000		8.500%, 12/15/13	B2	1,980,000
		Stena AB (Sr Sub Note)
1,000,000	g	9.625%, 12/01/12	Ba3	1,127,500
1,000,000		7.500%, 11/01/13	Ba3	1,030,000

		TOTAL WATER
		TRANSPORTATION		4,137,500

PRINCIPAL/SHARES			RATINGS†	VALUE

WHOLESALE TRADE-DURABLE GOODS—3.07%
		Avnet, Inc Notes
$ 1,000,000		9.750%, 02/15/08	Ba2	$ 1,162,500
		Ingram Micro, Inc
		(Sr Sub Note)
1,500,000		9.875%, 08/15/08	Ba2	1,657,500
		Keystone Automotive
		Operations Inc
		(Sr Sub Note)
2,000,000		9.750%, 11/01/13	B3	2,150,000
		Ryerson Tull Inc
1,000,000		9.125%, 07/15/06	B1	995,000
		Wesco Distribution,
		Inc (Guarantee Note)
1,000,000		9.125%, 06/01/08	B3	1,035,000

		TOTAL WHOLESALE
		TRADE-DURABLE
		GOODS		7,000,000

WHOLESALE TRADE-NONDURABLE GOODS—2.11%
		Airgas, Inc
		(Guarantee Note)
1,000,000		9.125%, 10/01/11	Ba2	1,122,500
		AmerisourceBergen
		Corp (Sr Note)
500,000		8.125%, 09/01/08	Ba3	563,750
1,000,000		7.250%, 11/15/12	Ba3	1,077,500
		NeighborCare, Inc
		(Sr Sub Note)
1,000,000		6.875%, 11/15/13	Ba3	1,017,500
		Valeant Pharmaceuticals
		International (Sr Note)
1,000,000		7.000%, 12/15/11	B1	1,030,000

		TOTAL WHOLESALE
		TRADE-NONDURABLE
		GOODS		4,811,250

		TOTAL CORPORATE BONDS (Cost $201,298,917)		217,388,600

PREFERRED STOCK—0.03%
COMMUNICATIONS—0.03%
5,000	*	Adelphia Communications		75,000
1,894	*	Global Crossing
		Holding Ltd		19
3,800		Global Crossing Ltd		4

		TOTAL COMMUNICATIONS		75,023

		TOTAL PREFERRED STOCK
		(Cost $1,346,750)		75,023

† As provided by Moody’s Investors Services (unaudited)
SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report	113

Statement of Investments - High-Yield Bond Fund - December 31, 2003

SHARES/ PRINCIPAL			VALUE

COMMON STOCK—0.03%
AUTOMOTIVE DEALERS AND SERVICE STATIONS—0.00%
		TravelCenters of
		America, Inc
$ 1,500	*	Wts 05/01/09	$ 15

		TOTAL AUTOMOTIVE
		DEALERS AND SERVICE
		STATIONS	15

BUSINESS SERVICES—0.00%
		Advanstar Holdings Corp
1,500		Wts 10/15/11	15

		TOTAL BUSINESS
		SERVICES	15

COMMUNICATIONS—0.03%
1,853	*	Global Crossing Ltd	63,002

		TOTAL COMMUNICATIONS	63,002

		Pliant Corp
250		Wts 06/01/10	3

		TOTAL PAPER AND ALLIED
		PRODUCTS	3

		TOTAL COMMON STOCK
		(Cost $884,384)	63,035

SHORT TERM INVESTMENTS—2.90%
U.S. GOVERNMENT AND AGENCY DISCOUNT NOTES—2.90%
		Federal Home Loan Bank
		(FHLB)
6,620,000		1.040%, 01/02/04	6,619,651

		TOTAL U.S. GOVERNMENT
		AND AGENCY
		DISCOUNT NOTE	6,619,651

		TOTAL SHORT TERM
		INVESTMENTS
		(Cost $6,619,651)	6,619,651

		TOTAL
		PORTFOLIO—98.17% (Cost $210,149,702)	224,146,309
		OTHER ASSETS &
		LIABILITIES, NET—
		1.83%	4,177,492

		NET ASSETS—100.00%	$228,323,801

*	Non-income producing
g	Security is exempt from registration under Rule 144 (a) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31,2003, the value of these securities amounted to $5,893,750 or 2.58% of net assets.
At December 31,2003, the aggregate cost of portfolio investments for federal income tax purposes was $210,374,274. Net unrealized appreciation of portfolio investments aggregated $13,772,035, of which $17,064,820 related to appreciated portfolio investments and $3,292,785 related to depreciated portfolio investments.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

114	2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Short Term Bond Fund - December 31, 2003

Summary by Industry
	VALUE	%

BONDS
CORPORATE BONDS
Asset Backed	$ 560,650	0.27%
Business Services	514,911	0.24
Chemicals And Allied Products	5,148,436	2.44
Communications	9,128,085	4.32
Depository Institutions	10,043,186	4.76
Eating And Drinking Places	547,270	0.26
Electric, Gas, And Sanitary Services	7,986,488	3.78
Electronic And Other Electric Equipment	534,587	0.25
Food And Kindred Products	5,591,110	2.65
Food Stores	521,612	0.25
Forestry	1,071,823	0.51
Furniture And Fixtures	520,380	0.25
General Building Contractors	516,169	0.24
General Merchandise Stores	1,611,440	0.76
Holding And Other Investment Offices	1,833,924	0.87
Industrial Machinery And Equipment	1,023,338	0.48
Instruments And Related Products	531,176	0.25
Insurance Agents, Brokers And Service	533,567	0.25
Insurance Carriers	1,004,377	0.48
Motion Pictures	2,639,730	1.25
National Security And International Affairs	543,566	0.26
Nondepository Institutions	9,192,894	4.36
Oil And Gas Extraction	2,560,491	1.21
Paper And Allied Products	792,250	0.38
Petroleum And Coal Products	382,482	0.18
Primary Metal Industries	531,487	0.25
Printing And Publishing	539,225	0.25
Railroad Transportation	1,266,098	0.60
Rubber And Miscellaneous Plastic Products	528,079	0.25
Security And Commodity Brokers	3,656,733	1.73
Transportation Equipment	2,526,607	1.20

TOTAL CORPORATE BONDS (Cost $72,768,603)	74,382,171	35.23

GOVERNMENT BONDS
Agency Securities	83,090,627	39.36
Foreign Government Bonds	1,680,483	0.80
Mortgage Backed Securities	2,102,647	1.00
U.S. Treasury Securities	46,309,515	21.94

TOTAL GOVERNMENT BONDS (Cost $132,077,679)	133,183,272	63.10

	VALUE	%

TOTAL BONDS (Cost $204,846,282)	$207,565,443	98.33%

TOTAL PORTFOLIO (Cost $204,846,282)	207,565,443	98.33
OTHER ASSETS & LIABILITIES, NET	3,517,198	1.67

NET ASSETS	$211,082,641	100.00%

PRINCIPAL		RATINGS†	VALUE

BONDS—98.33%
CORPORATE BONDS—35.23%
ASSET BACKED—0.27%
	Residential Asset
	Securities Corp
	Series 2001-KS2
	(Class AI3)
$ 136,992	5.751%, 03/25/27	Aaa	$ 137,082
	Citibank Omni-S
	Master Trust
	Series 1998-2
	(Class A)
416,666	5.250%, 10/16/08	Aaa	423,568

	TOTAL ASSET
	BACKED		560,650

BUSINESS SERVICES—0.24%
	Equifax, Inc Note
500,000	4.950%, 11/01/07	Baa1	514,911

	TOTAL BUSINESS
	SERVICES		514,911

CHEMICALS AND ALLIED PRODUCTS—2.44%
	Du Pont EI de
	Nemours &
	Co Note
1,000,000	6.750%, 10/15/04	Aa3	1,041,307
	Eli Lilly & Co Note
1,000,000	2.900%, 03/15/08	Aa3	978,619
	Gillette Co/The
	(Sr Note)
1,000,000	4.125%, 08/30/07	Aa3	1,040,442
	Merck & Co, Inc Note
500,000	5.250%, 07/01/06	Aaa	534,317
	Pfizer, Inc Note
1,000,000	3.625%, 11/01/04	Aaa	1,018,611
500,000	5.625%, 02/01/06	Aaa	535,140

	TOTAL CHEMICALS AND
	ALLIED PRODUCTS		5,148,436

† As provided by Moody’s Investors Services (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report	115

Statement of Investments - Short Term Bond Fund - December 31, 2003

PRINCIPAL		RATINGS†	VALUE

COMMUNICATIONS—4.32%
	360 Communications Co
	(Sr Note)
$ 500,000	7.500%, 03/01/06	A2	$ 552,091
	AT&T Corp (Sr Note)
500,000	6.50%, 11/15/06	Baa2	552,445
	AT&T Wireless
	Services, Inc
	(Sr Note)
500,000	6.875%, 04/18/05	Baa2	529,079
	BellSouth
	Telecommunication
	Note
500,000	6.500%, 06/15/05	Aa3	533,325
	Citizens
	Communications
	Co Note
250,000	8.500%, 05/15/06	Baa2	273,687
	Clear Channel
	Communications,
	Inc Note
1,000,000	3.125%, 02/01/07	Baa3	1,003,421
	Comcast Cable
	Communications
	(Sr Note)
550,000	6.375%, 01/30/06	Baa3	591,469
	Cox Communications,
	Inc Note
500,000	7.750%, 08/15/06	Baa2	561,391
	Deutsche Telekom
	International Finance
	BV (Guarantee Note)
1,000,000	8.250%, 06/15/05	Baa3	1,087,047
500,000	3.875%, 07/22/08	Baa3	501,404
	SBC Communications,
	Inc Note
1,000,000	5.750%, 05/02/06	A1	1,073,809
	Sprint Capital Corp
	(Guarantee Note)
500,000	6.000%, 01/15/07	Baa3	532,820
	Verizon Global Funding
	Corp Note
500,000	6.125%, 06/15/07	A2	548,408
	Verizon Wireless
	Capital LLC Note
500,000	5.375%, 12/15/06	A3	533,707
	Vodafone Group plc Note
250,000	3.950%, 01/30/08	A2	253,982

	TOTAL COMMUNICATIONS		9,128,085

PRINCIPAL		RATINGS†	VALUE

DEPOSITORY INSTITUTIONS—4.76%
	Bank of America Corp
	(Sr Note)
$ 500,000	5.250%, 02/01/07	Aa2	$ 534,622
250,000	3.875%, 01/15/08	Aa2	254,852
	Bank One Corp Note
1,000,000	6.500%, 02/01/06	Aa3	1,084,806
	Citigroup, Inc Note
500,000	4.125%, 06/30/05	Aa1	516,926
1,000,000	5.750%, 05/10/06	Aa1	1,075,499
250,000	3.500%, 02/01/08	Aa1	250,781
	Credit Suisse First
	Boston USA, Inc Note
500,000	5.750%, 04/15/07	Aa3	540,427
	FleetBoston
	Financial Corp
	(Sub Note)
500,000	8.125%, 07/01/04	A2	516,080
	JP Morgan Chase & Co
	(Sr Note)
500,000	3.625%, 05/01/08	A1	500,940
	KFW International
	Finance
	(Guarantee Note)
500,000	2.500%, 10/17/05		505,801
	Marshall & Isley Bank
	(Sr Note)
250,000	4.125%, 09/04/07	Aa3	257,713
	Mellon Funding Corp
	(Guarantee Note)
500,000	4.875%, 06/15/07	A1	527,572
	National City Bank/
	Indiana Note
250,000	4.875%, 07/20/07	Aa3	264,444
	Suntrust Bank
	(Sub Note)
480,000	7.250%, 09/15/06	Aa3	537,190
	US Bancorp (Sr Note)
500,000	5.100%, 07/15/07	Aa3	531,939
	Wachovia Bank NA/
	Note
500,000	4.850%, 07/30/07	Aa2	528,090
	Washington Mutual,
	Inc Note
500,000	7.500%, 08/15/06	A3	558,928
	Wells Fargo & Co
	(Sr Note)
500,000	6.625%, 07/15/04	Aa1	513,779
500,000	7.250%, 08/24/05	Aa1	542,797

	TOTAL DEPOSITORY
	INSTITUTIONS		10,043,186

† As provided by Moody’s Investors Services (Unaudited)

116	2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Short Term Bond Fund - December 31, 2003

PRINCIPAL		RATINGS†	VALUE

EATING AND DRINKING PLACES—0.26%
	McDonald’s Corp Note
$ 500,000	5.950%, 01/15/08	A2	$ 547,270

	TOTAL EATING AND
	DRINKING PLACES		547,270

ELECTRIC, GAS, AND SANITARY SERVICES—3.78%
	American Electric
	Power Co, Inc Note
500,000	6.125%, 05/15/06	Baa3	538,514
	Consolidated
	Natural Gas
	Co, Note
500,000	7.250%, 10/01/04	A3	519,808
	Consumers Energy Co
	(First Mortgage
	Bond)
250,000	4.250%, 04/15/08	Baa3	252,497
	Consumers Energy Co
	(Sr Note)
500,000	6.000%, 03/15/05	Baa3	520,422
	Dominion Resources,
	Inc/VA Note
500,000	2.800%, 02/15/05	Baa1	505,249
	Duke Energy Corp
	(First Mortgage
	Bond)
2,000,000	3.750%, 03/05/08	A3	2,009,390
	FirstEnergy Corp Note
500,000	5.500%, 11/15/06	Baa2	517,322
	KeySpan Corp Note
500,000	6.150%, 06/01/06	A3	540,022
	Midamerican Energy
	Holdings Co (Sr Note)
500,000	4.625%, 10/01/07	Baa3	515,778
	Nisource Finance Corp
	(Guarantee Note)
1,000,000	3.200%, 11/01/06	Baa3	1,004,698
	Tampa Electric Co
	Note
1,000,000	5.375%, 08/15/07	Baa1	1,062,788

	TOTAL ELECTRIC, GAS
	AND SANITARY
	SERVICES		7,986,488

PRINCIPAL		RATINGS†	VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—0.25%
	Cooper Industries, Inc
	(Guarantee Note)
$ 500,000	5.250%, 07/01/07	A3	$ 534,587

	TOTAL ELECTRONIC
	AND OTHER ELECTRIC
	EQUIPMENT		534,587

FOOD AND KINDRED PRODUCTS—2.65%
	Cadbury Schweppes US
	Finance LLC Note
500,000	3.875%, 10/01/08	NA	497,730
	Coca-Cola Co Note
500,000	4.000%, 06/01/05	Aa3	515,898
	Coca-Cola Enterprises,
	Inc Note
1,000,000	2.500%, 09/15/06	A2	995,968
	Diageo Capital plc
	(Guarantee Note)
500,000	6.625%, 06/24/04	A2	512,579
	General Mills,
	Inc Note
1,000,000	5.125%, 02/15/07	Baa2	1,061,444
	PepsiCo, Inc Note
1,000,000	4.500%, 09/15/04	A1	1,021,804
	Sara Lee Corp Note
1,000,000	1.950%, 06/15/06	A3	985,687

	TOTAL FOOD AND
	KINDRED
	PRODUCTS		5,591,110

FOOD STORES—0.25%
	Safeway, Inc Note
500,000	4.800%, 07/16/07	Baa2	521,612

	TOTAL FOOD
	STORES		521,612

FORESTRY—0.51%
	Weyerhaeuser Co
	Note
1,000,000	6.000%, 08/01/06	Baa2	1,071,823

	TOTAL FORESTRY		1,071,823

FURNITURE AND FIXTURES—0.25%
	Masco Corp Note
500,000	4.625%, 08/15/07	Baa1	520,380

	TOTAL FURNITURE AND
	FIXTURES		520,380

† As provided by Moody’s Investors Services (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report	117

Statement of Investments - Short Term Bond Fund - December 31, 2003

PRINCIPAL		RATINGS†	VALUE

GENERAL BUILDING CONTRACTORS—0.24%
	Centex Corp Note
$ 500,000	4.750%, 01/15/08	Baa2	$ 516,169

	TOTAL GENERAL
	BUILDING
	CONTRACTORS		516,169

GENERAL MERCHANDISE STORES—0.76%
	Fred Meyer, Inc
	Holding Co
	(Guarantee Note)
500,000	7.450%, 03/01/08	Baa3	570,511
	Wal-Mart Stores,
	Inc Note
500,000	4.150%, 06/15/05	Aa2	517,405
500,000	4.375%, 07/12/07	Aa2	523,524

	TOTAL GENERAL
	MERCHANDISE
	STORES		1,611,440

HOLDING AND OTHER INVESTMENT OFFICES—0.87%
	EOP Operating
	LP Note
250,000	8.375%, 03/15/06	Baa1	280,760
	Pepco Holdings,
	Inc Note
1,000,000	3.750%, 02/15/06	Baa2	1,018,879
500,000	5.500%, 08/15/07	Baa2	534,285

	TOTAL HOLDING AND
	OTHER INVESTMENT
	OFFICES		1,833,924

INDUSTRIAL MACHINERY AND EQUIPMENT—0.48%
	Caterpillar Financial
	Services Corp Note
	(Sr Note)
250,000	4.875%, 06/15/07	A2	265,094
	Hewlett-Packard
	Co Note
250,000	3.625%, 03/15/08	A3	250,719
	John Deere Capital
	Corp Note
500,000	3.900%, 01/15/08	A3	507,525

	TOTAL INDUSTRIAL
	MACHINERY AND
	EQUIPMENT		1,023,338

PRINCIPAL		RATINGS†	VALUE

INSTRUMENTS AND RELATED PRODUCTS—0.25%
	Raytheon Co Note
$ 500,000	6.500%, 07/15/05	Baa3	$ 531,176

	TOTAL INSTRUMENTS
	AND RELATED
	PRODUCTS		531,176

INSURANCE AGENTS, BROKERS AND SERVICE—0.25%
	Marsh & McLennan
	Cos, Inc (Sr Note)
500,000	5.375%, 03/15/07	A2	533,567

	TOTAL INSURANCE
	AGENTS, BROKERS
	AND SERVICE		533,567

INSURANCE CARRIERS—0.48%
	American General
	Finance Corp Note
250,000	2.750%, 06/15/08	A1	240,255
	Lincoln National
	Corp Note
250,000	5.250%, 06/15/07	A3	263,895
	UnitedHealth
	Group, Inc
	(Sr Note)
500,000	3.300%, 01/30/08	A3	500,227

	TOTAL INSURANCE
	CARRIERS		1,004,377

MOTION PICTURES—1.25%
	AOL Time Warner, Inc
	(Guarantee Note)
1,530,000	5.625%, 05/01/05	Baa1	1,601,785
	Liberty Media
	Corp Note
500,000	3.500%, 09/25/06	Baa3	502,770
	Walt Disney Co Note
500,000	5.500%, 12/29/06	Baa1	535,175

	TOTAL MOTION PICTURES		2,639,730

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS—0.26%
	Inter-American
	Development
	Bank
500,000	5.375%, 01/18/06	Aaa	543,566

	TOTAL NATIONAL
	SECURITY
	AND INTERNATIONAL
	AFFAIRS		543,566

† As provided by Moody’s Investors Services (Unaudited)

118	2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Short Term Bond Fund - December 31, 2003

PRINCIPAL		RATINGS†	VALUE

NONDEPOSITORY INSTITUTIONS—4.36%
	American Express
	Co Note
$ 250,000	3.750%, 11/20/07	A1	$ 254,094
	CIT Group, Inc
	(Sr Sub Note)
500,000	4.125%, 02/21/06	A2	516,532
	Countrywide Home
	Loans, Inc
	(Guarantee Note)
500,000	5.500%, 08/01/06	A3	534,892
	Ford Motor Credit Co
	(Sr Note)
500,000	6.125%, 03/20/04	A3	504,540
1,250,000	6.500%, 01/25/07	A3	1,331,618
	General Electric Capital
	Corp Note
500,000	5.350%, 03/30/06	Aaa	533,277
1,000,000	3.500%, 05/01/08	Aaa	999,692
	General Motors
	Acceptance
	Corp Note
750,000	6.750%, 01/15/06	A3	804,366
500,000	6.125%, 08/28/07	A3	534,796
	Household Finance
	Corp (Sr Note)
500,000	5.875%, 09/25/04	A1	516,273
500,000	8.000%, 05/09/05	A1	541,398
500,000	4.625%, 01/15/08	A1	519,730
	International Lease
	Finance Corp Note
500,000	5.125%, 08/01/04	A1	510,144
	MBNA America
	Bank Note
140,000	5.375%, 01/15/08	Baa1	149,387
	National Rural
	Utility Coop
	Finance Note
500,000	6.500%, 03/01/07	A2	550,622
	Toyota Motor Credit Corp
	Note
400,000	2.875%, 08/01/08	NA	391,533

	TOTAL NONDEPOSITORY
	INSTITUTIONS		9,192,894

OIL AND GAS EXTRACTION—1.21%
	Anadarko Petroleum
	Corp Note
500,000	3.250%, 05/01/08	Baa1	490,523
	Conoco Funding Co
	(Guarantee Note)
750,000	5.450%, 10/15/06	A3	804,917

PRINCIPAL		RATINGS†	VALUE

	Devon Energy Corp
	(Sr Note)
$ 500,000	2.750%, 08/01/06	Baa2	$ 498,327
	Ocean Energy, Inc
	(Guarantee Note)
250,000	4.375%, 10/01/07	Baa3	256,932
	Panhandle Eastern
	Pipe Line Note
500,000	4.800%, 08/15/08	Baa3	509,792

	TOTAL OIL AND GAS
	EXTRACTION		2,560,491

PAPER AND ALLIED PRODUCTS—0.38%
	International
	Paper Co Note
500,000	8.125%, 07/08/05	Baa2	543,298
250,000	3.800%, 04/01/08	Baa2	248,952

	TOTAL PAPER AND
	ALLIED PRODUCTS		792,250

PETROLEUM AND COAL PRODUCTS—0.18%
	ConocoPhillips Note
350,000	8.500%, 05/25/05	A3	382,482

	TOTAL PETROLEUM AND
	COAL PRODUCTS		382,482

PRIMARY METAL INDUSTRIES—0.25%
	Alcoa, Inc Note
500,000	6.125%, 06/15/05	A2	531,487

	TOTAL PRIMARY METAL
	INDUSTRIES		531,487

PRINTING AND PUBLISHING—0.25%
	Viacom, Inc
	(Guarantee Note)
500,000	5.625%, 05/01/07	A3	539,225

	TOTAL PRINTING AND
	PUBLISHING		539,225

RAILROAD TRANSPORTATION—0.60%
	Norfolk Southern
	Corp Note
500,000	7.350%, 05/15/07	Baa1	565,097
	Union Pacific
	Corp Note
150,000	7.600%, 05/01/05	Baa2	160,810
500,000	5.750%, 10/15/07	Baa2	540,191

	TOTAL RAILROAD
	TRANSPORTATION		1,266,098

† As provided by Moody’s Investors Services (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report	119

Statement of Investments - Short Term Bond Fund - December 31, 2003

PRINCIPAL		RATINGS†	VALUE

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.25%
	Newell Rubbermaid,
	Inc Note
$ 500,000	6.000%, 03/15/07	Baa2	$ 528,079

	TOTAL RUBBER AND
	MISCELLANEOUS
	PLASTIC
	PRODUCTS		528,079

SECURITY AND COMMODITY BROKERS—1.73%
	Bear Stearns Cos,
	Inc Note
500,000	5.700%, 01/15/07	A1	539,441
	Franklin Resources,
	Inc Note
500,000	3.700%, 04/15/08	A2	499,451
	Goldman Sachs
	Group, Inc Note
1,000,000	4.125%, 01/15/08	Aa3	1,024,214
	Lehman Brothers
	Holdings, Inc Note
500,000	6.250%, 05/15/06	A1	543,090
500,000	4.000%, 01/22/08	A1	509,243
	Morgan Stanley Bond
500,000	5.800%, 04/01/07	Aa3	541,294

	TOTAL SECURITY AND
	COMMODITY
	BROKERS		3,656,733

TRANSPORTATION EQUIPMENT—1.20%
	Boeing Capital Corp
	(Sr Note)
500,000	5.750%, 02/15/07	A3	536,564
	DaimlerChrysler NA
	Holding Corp
	(Guarantee Note)
500,000	6.900%, 09/01/04	A3	515,786
500,000	4.050%, 06/04/08	A3	495,854
	General Dynamics Corp
	Note
1,000,000	3.000%, 05/15/08	A2	978,403

	TOTAL
	TRANSPORTATION
	EQUIPMENT		2,526,607

	TOTAL CORPORATE
	BONDS
	(Cost $72,768,603)		74,382,171

PRINCIPAL		RATINGS†	VALUE

GOVERNMENT BONDS—63.10%
AGENCY SECURITIES—39.36%
	Federal Farm
	Credit Bank
	(FFCB)
$ 6,000,000	2.250%, 09/01/06	Aaa	$ 5,964,600
	Federal Home Loan
	Mortgage Corp
	(FHLMC)
17,000,000	6.875%, 01/15/05	Aaa	17,950,980
9,800,000	4.250%, 06/15/05	Aaa	10,171,714
6,000,000	3.670%, 02/12/08	Aaa	6,015,822
	Federal National
	Mortgage Association
	(FNMA)
2,000,000	2.250%, 05/15/06	Aaa	1,999,620
26,000,000	5.250%, 06/15/06	Aaa	27,803,881
9,000,000	4.375%, 10/15/06	Aaa	9,448,740
3,500,000	5.000%, 01/15/07	Aaa	3,735,270

	TOTAL AGENCY
	SECURITIES		83,090,627

FOREIGN GOVERNMENT BONDS—0.80%
	Province of
	Manitoba Note
1,000,000	4.250%, 11/20/06	Aa2	1,044,297
	Canadian Government
	Bond
100,000	6.375%, 11/30/04	NA	104,564
	Italy Government
	International Bond
500,000	7.250%, 02/07/05	Aa2	531,622

	TOTAL FOREIGN
	GOVERNMENT
	BONDS		1,680,483

MORTGAGE BACKED SECURITIES—1.00%
	Federal Home Loan
	Mortgage Corp Gold
	(GLMC)
340,653	6.000%, 12/01/17		357,469
918,539	6.000%, 06/01/33		949,625
	Federal National
	Mortgae Association
	(FNMA)
751,298	7.000%, 01/01/33		795,553

	TOTAL MORTGAGE BACKED SECURITIES		2,102,647

† As provided by Moody’s Investors Services (Unaudited)

120	2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Short Term Bond Fund - December 31, 2003

PRINCIPAL		VALUE

U.S. TREASURY SECURITIES—21.94%
	U.S. Treasury Bond
$ 6,000,000	11.750%, 02/15/10	$ 6,684,840
	U.S. Treasury Note
1,050,000	1.500%, 07/31/05	1,049,181
5,000,000	7.000%, 07/15/06	5,600,700
200,000	2.375%, 08/15/06	201,078
2,500,000	6.500%, 10/15/06	2,784,525
7,000,000	2.625%, 11/15/06	7,061,811
3,450,000	3.250%, 08/15/08	3,471,183
5,100,000	2.625%, 05/15/08	5,023,551
150,000	3.125%, 10/15/08	149,705
5,750,000	3.375%, 12/15/08	5,788,640
8,500,000	3.125%, 09/15/08	8,494,301

	TOTAL U.S. TREASURY
	SECURITIES	46,309,515

	TOTAL GOVERNMENT BONDS
	(Cost $132,077,679)	133,183,272

	TOTAL BONDS
	(Cost $204,846,282)	207,565,443

	TOTAL PORTFOLIO—98.33%
	(Cost $204,846,282)	207,565,443
	OTHER ASSETS &
	LIABILITIES, NET—1.67%	3,517,198

	NET ASSETS—100.00%	$211,082,641

At December 31,2003, the aggregate cost of portfolio investments for federal income tax purposes was $204,916,502. Net unrealized appreciation of portfolio investments aggregated $2,648,941, of which $2,920,618 related to appreciated portfolio investments and $271,677 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report	121

Statement of Investments - Tax Exempt Bond Fund - December 31, 2003

PRINCIPAL		VALUE

MUNICIPAL BONDS—98.48%
SHORT TERM MUNICIPAL BONDS—0.21%
NEW YORK—0.21%
	New York N.Y.
$ 350,000	1.170%, 08/01/16	$ 350,000

	TOTAL SHORT TERM
	MUNICIPAL BONDS
	(Cost $350,000)	350,000

LONG TERM MUNICIPAL BONDS—98.27%
ALABAMA—3.17%
	Birmingham Industrial
	Water Board
1,090,000	6.000%, 07/01/07	1,226,272
	Courtland Alabama
	Industrial Development
	Board
2,500,000	5.000%, 11/01/13	2,620,300
	West Jefferson Amusement
	& Public Park Authority
	Revenue
1,310,000	7.500%, 12/01/08	1,489,588

		5,336,160

CALIFORNIA—16.94%
	California State
	(General Obligation)
2,000,000	5.500%, 06/01/10	2,221,460
4,280,000	5.000%, 02/01/11	4,604,082
2,000,000	5.000%, 02/01/12	2,134,220
3,150,000	5.000%, 02/01/13	3,353,994
1,000,000	5.000%, 02/01/13	1,064,760
1,000,000	5.400%, 09/01/15	1,069,030
	California State Department
	of Water Resources
3,975,000	5.500%, 05/01/12	4,447,946
	Delta Counties Home
	Mortgage Finance Authority
280,000	6.700%, 06/01/24	290,212
	Fairfield California Public
	Funding Authority
2,975,000	4.000%, 08/01/13	3,091,293
	San Diego California
	Convention Center
2,995,000	5.250%, 04/01/13	3,326,606
	San Francisco California
	City & County
2,675,000	5.200%, 06/15/15	2,913,395

		28,516,998

COLORADO—1.54%
	Colorado Springs Sales
2,400,000	5.000%, 12/01/14	2,595,384

		2,595,384

PRINCIPAL		VALUE

DISTRICT OF COLUMBIA—0.71%
	District of Columbia
	Hospital Revenue Bond
$ 1,000,000	6.000%, 08/15/10	$ 1,195,800

		1,195,800

FLORIDA—2.66%
	Broward County Resource
	Recovery Revenue
1,500,000	5.375%, 12/01/10	1,655,985
	Miami-Dade County Florida
	School Board Revenue
2,550,000	5.000%, 05/01/31	2,823,054

		4,479,039

ILLINOIS—2.76%
	Cook County Community
	Consolidated School
	District
1,210,000	5.500%, 12/01/14	1,414,248
	Lake County Ill Fst Presv
	District
1,150,000	5.000%, 12/15/12	1,290,335
	Metropolitan Pier &
	Exposition
1,700,000	5.375%, 06/01/13	1,948,403

		4,652,986

INDIANA—2.68%
	Indianapolis Indiana
	Multi-Family Revenue
815,000	4.875%, 12/01/11	849,947
	Ivy Technical State College
	Indiana College
2,100,000	5.000%, 07/01/12	2,348,178
	Petersburg Indiana
	Pollution Control
	Revenue
500,000	5.400%, 08/01/17	539,925
	Valparaiso Indiana
	Middle School
	Building Corp
685,000	5.250%, 07/15/10	777,468

		4,515,518

KENTUCKY—1.24%
	Kentucky Sate Turnpike
	Authority Toll Road
	Revenue
1,830,000	6.000%, 07/01/11	2,081,625

		2,081,625

122 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Tax Exempt Bond Fund - December 31, 2003

PRINCIPAL		VALUE

LOUISIANA—1.25%
	DeSoto Parish Louisiana
	Pollution Control
	Revenue
$ 2,000,000	5.000%, 10/01/12	$ 2,103,380

		2,103,380

MARYLAND—0.75%
	Frederick County Economic
	Development Authority
1,250,000	7.250%, 04/01/17	1,260,175

		1,260,175

MASSACHUSETTS—6.41%
	Massachusetts State
	(General Obligation)
950,000	5.000%, 12/01/10	1,063,943
1,200,000	5.500%, 01/01/11	1,368,444
300,000	5.500%, 11/01/11	345,888
3,900,000	5.500%, 11/01/12	4,501,614
825,000	5.500%, 11/01/12	952,265
	Massachusetts State
	College Building
2,250,000	5.375%, 05/01/18	2,558,070

		10,790,224

MISSOURI—1.17%
	Missouri State Environmental
	Improvement & Energy
	Resources Authority
1,700,000	5.500%, 07/01/12	1,974,091

		1,974,091

NEVADA—0.44%
	Clark County Nevada
	Pollution Control Revenue
800,000	5.300%, 10/01/11	736,144

		736,144

NEW JERSEY—5.58%
	Middlesex County
	New Jersey (Certificate
	of Participation)
710,000	5.100%, 06/15/14	783,741
	New Jersey State
2,000,000	5.125%, 07/15/18	2,250,600
	New Jersey State Turnpike
	Authority Revenue
2,945,000	5.700%, 05/01/13	3,336,802
	New Jersey Transportation
	Trust Fund Authority
2,700,000	5.000%, 12/15/11	3,022,947

		9,394,090

PRINCIPAL		VALUE

NEW MEXICO—0.07%
	New Mexico Mortgage
	Finance Authority
$ 105,000	6.000%, 07/01/10	$ 125,215

		125,215

NEW YORK—19.71%
	Long Island Power
	Authority New York
	Electricial System
	Revenue
2,200,000	5.250%, 12/1/14	2,430,032
	Metropolitan Transportation
	Authority New York
2,500,000	5.500%, 11/15/13	2,917,425
	Nassau County New York
	Interim Finance Authority
	Revenue
1,200,000	5.000%, 11/15/12	1,349,136
2,150,000	5.000%, 11/15/13	2,419,890
	New York City
	(General Obligation)
2,370,000	5.000%, 03/01/12	2,549,196
2,650,000	5.250%, 11/15/23	2,909,568
	New York City Transitional
	Finance Authority
1,740,000	5.250%, 05/01/14	1,900,167
	New York State Dormitory
	Authority Revenue
2,000,000	5.500%, 02/01/11	2,293,240
2,500,000	5.250%, 07/01/12	2,731,150
	New York State
	Environmental Facilities
2,670,000	5.000%, 03/15/14	2,925,706
	New York State Thruway
	Authority Service
	Contract Revenue
3,000,000	5.500%, 04/01/12	3,422,190
	Tobacco Settlement
	Funding Corp Revenue
4,000,000	5.000%, 06/01/12	4,322,440
	Triborough Bridges &
	Tunnel Authority New York
	Revenue
900,000	5.250%, 11/15/14	1,023,506

		33,193,646

NORTH CAROLINA—0.35%
	North Carolina Municipal
	Power Agency No 1
	Catawba, NC
500,000	6.000%, 01/01/11	589,825

		589,825

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 123

Statement of Investments - Tax Exempt Bond Fund - December 31, 2003

PRINCIPAL		VALUE

OHIO—1.53%
	Ohio State Air Quality
	Development Authority
$ 2,500,000	6.000%, 12/01/13	$ 2,583,000

		2,583,000

PENNSYLVANIA—4.23%
	Allegheny County Industrial
	Development Authority
500,000	4.350%, 12/01/13	535,535
	Carbon County Industrial
	Development Authority
3,080,000	6.650%, 05/01/10	3,326,554
	Pennsylvania Economic
	Development Financing
	Authority
975,000	6.000%, 11/01/08	1,018,456
1,030,000	6.000%, 11/01/09	1,068,780
1,145,000	6.500%, 11/01/16	1,176,807

		7,126,132

PUERTO RICO—5.80%
	Puerto Rico
	Commonwealth
	(General Obligation)
2,800,000	5.500%, 07/01/10	3,183,292
1,955,000	5.000%, 07/01/13	2,142,836
	Puerto Rico Public
	Buildings Authority
	Revenue
3,900,000	5.500%, 07/01/10	4,433,871

		9,759,999

SOUTH CAROLINA—1.88%
	South Carolina
	Transportation
	Infrastructure
2,900,000	5.000%, 10/01/15	3,164,973

		3,164,973

TENNESSEE—2.24%
	Memphis-Shelby County
	Airport Authority
1,925,000	5.000%, 09/01/09	2,076,267
	Putnam County Tennessee
	Revenue
1,490,000	5.250%, 04/01/17	1,699,464

		3,775,731

TEXAS—6.76%
	Bexar County Texas
	Revenue
255,000	5.500%, 08/15/09	291,317

PRINCIPAL		VALUE

	Brazos River Authority
	Texas Revenue
$ 5,010,000	4.900%, 10/01/15	$ 5,551,431
600,000	5.130%, 05/01/19	631,440
	Houston Texas Airport
	System Revenue
725,000	5.800%, 07/01/10	804,801
	Houston Texas Hotel
	Occupancy Tax & Special Revenue
1,000,000	5.500%, 09/01/11	1,153,000
	San Antonio Texas Electric
	& Gas Revenue
2,700,000	5.250%, 02/01/15	2,955,393

		11,387,382

UTAH—0.55%
	Utah County Municipal
	Building Authority
820,000	5.000%, 11/01/11	919,728

		919,728

VIRGIN ISLANDS—0.75%
	Virgin Islands Water &
	Power Authority Water
	System Revenue
1,175,000	5.000%, 07/01/09	1,260,810

		1,260,810

VIRGINIA—0.63%
	York County Industrial
	Development Authority
	Pollution Control Revenue
1,000,000	5.500%, 07/01/09	1,064,850

		1,064,850

WASHINGTON—6.47%
	Cowlitz County Public
	Utility District No 1
	Electric Distribution
	System Revenue
1,000,000	5.000%, 09/01/11	1,119,310
	King County Washington
	School Disrict No 412
	(General Obligation)
2,050,000	5.500%, 12/01/11	2,368,119
	Kitsap County Washington
	School District No 400
	North Kitsap,
	(General Obligation)
1,150,000	5.000%, 06/01/11	1,286,183

124 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Tax Exempt Bond Fund - December 31, 2003

PRINCIPAL		VALUE

WASHINGTON—(Continued)
	Snohomish County
	Washington Public
	Utility District No 1
	Generation System
	Revenue
$ 3,000,000	5.250%, 12/01/12	$ 3,416,940
	Washington State Public
	Power Supply
2,500,000	5.000%, 07/01/13	2,694,100

		10,884,652

	TOTAL LONG TERM
	MUNICIPAL BONDS
	(Cost $161,040,663)	165,467,557

	TOTAL PORTFOLIO—98.48%
	(Cost $161,390,663)	165,817,557
	OTHER ASSETS &
	LIABILITIES,
	NET—1.52%	2,562,197

	NET ASSETS—100.00%	$168,379,754

At December 31,2003, the aggregate cost of portfolio investments for federal income tax purposes was $161,418,812. Net unrealized appreciation of portfolio investments aggregated $4,398,745, of which $4,692,120 related to appreciated portfolio investments and $293,375 related to depreciated portfolio investments.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 125

Statement of Investments - Bond Plus Fund - December 31, 2003

Summary by Industry
	VALUE	%

BONDS
CORPORATE BONDS
Asset Backed	$10,857,871	2.55%
Business Services	794,253	0.19
Chemicals and Allied Products	1,919,060	0.45
Communications	17,398,655	4.08
Depository Institutions	13,678,031	3.21
Electric, Gas, and Sanitary Services	10,323,079	2.42
Electronic and Other Electric Equipment	2,304,645	0.54
Fabricated Metal Products	250,607	0.06
Food and Kindred Products	6,849,920	1.61
Food Stores	2,632,862	0.62
Forestry	1,083,145	0.25
Furniture and Fixtures	520,380	0.12
General Building Contractors	1,546,942	0.36
General Merchandise Stores	776,312	0.18
Health Services	258,095	0.06
Holding and Other Investment Offices	1,068,475	0.25
Hotels and Other Lodging Places	513,750	0.12
Industrial Machinery and Equipment	1,029,162	0.24
Instruments and Related Products	493,657	0.12
Insurance Agents, Brokers and Service	547,128	0.13
Insurance Carriers	2,637,079	0.62
Metal Mining	507,591	0.12
Miscellaneous Manufacturing Industries	257,500	0.06
Miscellaneous Retail	268,015	0.06
Motion Pictures	3,117,233	0.73
National Security and International Affairs	469,089	0.11
Nondepository Institutions	6,052,131	1.42
Oil and Gas Extraction	4,518,509	1.06
Other Mortgage Backed Securities	7,187,893	1.69
Paper and Allied Products	4,104,796	0.96
Petroleum and Coal Products	3,457,865	0.81
Pipelines, Except Natural Gas	1,558,709	0.36
Primary Metal Industries	504,417	0.12
Printing and Publishing	2,276,017	0.53
Railroad Transportation	2,169,933	0.51
Rubber and Miscellaneous Plastic Products	1,320,130	0.31
Security and Commodity Brokers	5,154,530	1.21
Stone, Clay, and Glass Products	257,336	0.06
Tobacco Products	252,500	0.06
Transportation Equipment	7,119,488	1.67

TOTAL CORPORATE BONDS (Cost $117,578,025)	128,036,790	30.03

		VALUE	%

GOVERNMENT BONDS
Agency Securities		$ 73,981,949	17.35%
Foreign Government Bonds		6,390,280	1.50
Mortgage Backed Securities		134,698,278	31.58
U.S. Treasury Securities		76,015,681	17.83

TOTAL GOVERNMENT BONDS (Cost $295,610,406)		291,086,188	68.26

TOTAL BONDS (Cost $413,188,431)		419,122,978	98.29

TIAA-CREF MUTUAL FUND (Cost $3,154,923)		3,122,529	0.73

SHORT TERM INVESTMENTS
Commercial Paper		598,993	0.14
U.S. Government and Agencies Discount Note		31,175,631	7.31

TOTAL SHORT TERM INVESTMENTS (Cost $31,773,380)		31,774,624	7.45

TOTAL PORTFOLIO (Cost $448,116,734)		454,020,131	106.47
OTHER ASSETS & LIABILITIES, NET	(27,580,602)		(6.47)

NET ASSETS		$426,439,529	100.00%

PRINCIPAL		RATINGS†	VALUE

BONDS—98.29%
CORPORATE BONDS—30.03%
ASSET BACKED—2.55%
	Chase Funding Mortgage
	Loan Series 2001-4
	(Class1A3)
$ 926,469	5.053%, 02/25/23	Aaa	$ 929,197
	Detroit Edison
	Securitization Funding
	Llc Series 2001-1
	(Class A3)
500,000	5.875%, 03/01/10	Aaa	543,014
	Golden Securities Corp
	Series 2003-A
	(Class A1)
2,000,000	1.420%, 12/02/13	Aaa	1,999,844
	Household Automotive
	Trust Series 2000-2
	(Class A3)
945,949	3.680%, 04/17/06	Aaa	953,967
	Nissan Auto
	Receivables
	Owner Trust Series
	2001-C (Class A4)
1,000,000	4.800%, 02/15/07	Aaa	1,021,799

† As provided by Moody’s Investors Services (Unaudited)

126 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Bond Plus Fund - December 31, 2003

PRINCIPAL		RATINGS†	VALUE

ASSET BACKED—(Continued)
	Peco Energy
	Transition Trust
	Series 1999-A
	(Class A7)
$ 1,000,000	6.130%, 03/01/09	Aaa	$ 1,104,381
	Public Service New
	Hampshire
	Funding LLC
	Series 2001-1
	(Class A2)
921,826	5.730%, 11/01/10	Aaa	992,399
	Residential Asset
	Securities Corp
	Series 1999-Ks2
	(Class Ai9)
1,090,473	7.150%, 07/25/30	Aaa	1,141,724
	Residential Asset
	Securities Corp
	Series 2001-Ks2
	(Class Ai3)
68,496	5.751%, 03/25/27	Aaa	68,541
	Residential Asset
	Securities Corp
	Series 2001-Ks2
	(Class Ai4)
1,000,000	6.417%, 02/25/29	Aaa	1,025,425
	Residential Asset
	Securities Corp
	Series 2001-Ks2
	(Class Ai6)
1,000,000	6.489%, 10/25/30	Aaa	1,077,580

	TOTAL ASSET
	BACKED		10,857,871

BUSINESS SERVICES—0.19%
	Cendant Corp
	(Sr Note)
250,000	7.375%, 01/15/13	Baa1	287,974
	Equifax, Inc Note
250,000	4.950%, 11/01/07	Baa1	257,456
	Fiserv Inc Note
250,000	4.000%, 04/15/08	Baa2	248,823

	TOTAL BUSINESS
	SERVICES		794,253

PRINCIPAL		RATINGS†	VALUE

CHEMICALS AND ALLIED PRODUCTS—0.45%
	Du Pont EI de
	Nemours &
	Co Note
$ 500,000	4.750%, 11/15/12 Johnson & Johnson Deb	Aa3	$ 505,643
250,000	3.800%, 05/15/13	Aaa	235,758
1,000,000	6.950%, 09/01/29	Aaa	1,177,659

	TOTAL CHEMICALS AND ALLIED PRODUCTS		1,919,060

COMMUNICATIONS—4.08%
	360 Communications
	Co (Sr Note)
500,000	7.500%, 03/01/06	A2	552,091
	AT&T Corp (Sr Note)
1,000,000	7.250%, 11/15/06	Baa2	1,104,889
500,000	8.375%, 03/15/13	Baa3	611,496
	AT&T Wireless
	Services, Inc
	(Sr Note)
250,000	7.875%, 03/01/11	Baa2	287,736
500,000	8.125%, 05/01/12	Baa2	586,266
250,000	8.750%, 03/01/31	Baa2	306,301
	BellSouth
	Telecommunication
	Note
2,000,000	6.500%, 06/15/05	Aa3	2,133,300
	Citizens
	Communications
	Co Note
500,000	8.500%, 05/15/06	Baa2	547,374
	Clear Channel
	Communications, Inc
	(Sr Note)
250,000	7.650%, 09/15/10	Baa3	292,554
500,000	4.400%, 05/15/11	Baa3	485,776
	Comcast Cable
	Communications
	(Sr Note)
250,000	6.750%, 01/30/11	Baa3	278,436
	Comcast Corp
	(Guarantee Note)
250,000	6.500%, 01/15/15	Baa3	271,705
500,000	7.050%, 03/15/33	Baa3	543,912
	Cox Communications,
	Inc Note
1,000,000	7.875%, 08/15/09	Baa2	1,180,272

† As provided by Moody’s Investors Services (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 127

Statement of Investments - Bond Plus Fund - December 31, 2003

PRINCIPAL		RATINGS†	VALUE

COMMUNICATIONS—(Continued)
	Deutsche Telekom
	International
	Finance BV
	(Guarantee Note)
$ 500,000	3.875%, 07/22/08	Baa3	$ 501,404
250,000	8.250%, 06/15/30	Baa3	319,374
	Intelsat Ltd Note
250,000	6.500%, 11/01/13	Baa3	262,707
	SBC Communications,
	Inc Note
1,000,000	6.250%, 03/15/11	A1	1,092,900
	Sprint Capital Corp
	(Guarantee Note)
1,500,000	6.000%, 01/15/07	Baa3	1,598,461
500,000	8.375%, 03/15/12	Baa3	582,591
250,000	6.900%, 05/01/19	Baa3	256,356
	Telecom Italia
	Capital SA
	(Guarantee Note)
250,000	6.375%, 11/15/33	Baa2	251,394
	US Cellular Corp Note
250,000	6.700%, 12/15/33	Baa1	251,205
	Verizon Global
	Funding Corp Note
250,000	4.375%, 06/01/13	NA	235,089
	Verizon Maryland,
	Inc Bond
250,000	5.125%, 06/15/33	NA	214,360
	Verizon New Jersey,
	Inc Deb
2,000,000	5.875%, 01/17/12	Aa3	2,116,999
	Verizon Wireless
	Capital LLC Note
500,000	5.375%, 12/15/06	A3	533,707

	TOTAL
	COMMUNICATIONS		17,398,655

DEPOSITORY INSTITUTIONS—3.21%
	Bank of America Corp
	(Sr Note)
250,000	3.875%, 01/15/08	Aa2	254,852
750,000	4.875%, 01/15/13	Aa2	747,925
600,000	7.400%, 01/15/11	Aa3	702,665
250,000	4.750%, 08/15/13	Aa3	245,011
	Bank One NA
	Illinois Note
1,000,000	5.500%, 03/26/07	Aa2	1,076,642
	BB & T Corp (Sub Note)
250,000	6.500%, 08/01/11	A2	279,549

PRINCIPAL		RATINGS†	VALUE

	Citigroup, Inc
	(Sub Note)
$ 1,250,000	7.250%, 10/01/10	Aa2	$ 1,454,162
750,000	5.625%, 08/27/12	Aa2	791,559
	Credit Suisse
	First Boston
	USA, Inc Note
500,000	4.625%, 01/15/08	Aa3	520,494
	Golden West Financial
	Corp (Sr Note)
250,000	4.750%, 10/01/12	A1	249,222
	Greenpoint
	Financial Corp
	(Sr Note)
250,000	3.200%, 06/06/08	Baa1	242,177
	HSBC Holdings plc
	(Sub Note)
250,000	5.250%, 12/12/12	A1	256,034
	JP Morgan Chase & Co
	(Sub Note)
500,000	7.875%, 06/15/10	A2	594,144
250,000	4.500%, 11/15/10	A1	251,761
	Marshall & Isley Bank
	(Sr Note)
250,000	4.125%, 09/04/07	Aa3	257,713
	Mellon Funding Corp
	(Guarantee Note)
1,000,000	6.400%, 05/14/11	A2	1,121,115
	PNC Funding Corp
	(Guarantee Note)
1,000,000	5.750%, 08/01/06	A2	1,076,760
	Regions Financial Corp
	(Sub Note)
500,000	6.375%, 05/15/12	A2	551,452
	Suntrust Bank
	(Sub Note)
500,000	7.250%, 09/15/06	Aa3	559,573
	US Bancorp (Sr Note)
500,000	5.100%, 07/15/07	Aa3	531,939
	Wachovia Bank NA/Old
	(Sub Note)
250,000	5.000%, 08/15/15	Aa3	247,098
	Washington Mutual,
	Inc Note
500,000	7.500%, 08/15/06	A3	558,928
	Wells Fargo Bank NA
	(Sub Note)
500,000	6.450%, 02/01/11	Aa1	560,712

† As provided by Moody’s Investors Services (Unaudited)

128 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Bond Plus Fund - December 31, 2003

PRINCIPAL		RATINGS†	VALUE

DEPOSITORY INSTITUTIONS—(Continued)
	Wells Fargo Financial,
	Inc Note
$ 500,000	6.125%, 04/18/12	Aa1	$ 546,544

	TOTAL DEPOSITORY
	INSTITUTIONS		13,678,031

ELECTRIC, GAS AND SANITARY SERVICES—2.42%
	American Electric
	Power Co, Inc Note
500,000	6.125%, 05/15/06	Baa3	538,514
	Carolina Power &
	Light Co (First
	Mortgage Bond)
250,000	5.125%, 09/15/13	A3	253,074
250,000	6.125%, 09/15/33	A3	254,909
	CenterPoint Energy
	Resources Corp Note
250,000	7.875%, 04/01/13	Ba1	283,024
	Commonwealth
	Edison Co
	(Secured Note)
250,000	5.875%, 02/01/33	A3	248,021
	Consolidated Edison
	Co of New York
	Note Deb
250,000	4.875%, 02/01/13	A1	250,208
250,000	5.100%, 06/15/33	A1	221,195
	Consolidated
	Natural Gas
	Co (Sr Note)
1,000,000	6.250%, 11/01/11	A3	1,092,781
	Consumers Energy Co
	(First Mortgage
	Bond)
500,000	4.250%, 04/15/08	Baa3	504,994
	Consumers Energy Co
	(Sr Note)
1,000,000	6.000%, 03/15/05	Baa3	1,040,843
	Detroit Edison Co (First
	Mortgage Bond)
1,000,000	6.125%, 10/01/10	A3	1,107,769
	FirstEnergy Corp Note
500,000	6.450%, 11/15/11	Baa2	518,253
	Georgia Power Co
	(Sr Note)
1,000,000	5.500%, 12/01/05	A2	1,060,872
	KeySpan Corp Bond
500,000	5.875%, 04/01/33	A3	496,012

PRINCIPAL		RATINGS†	VALUE

	National Fuel Gas
	Co Note
$ 250,000	5.250%, 03/01/13	A3	$ 250,649
	National Rural Utility
	Coop Finance Note
500,000	5.750%, 08/28/09	A2	537,692
	Nisource Finance Corp
	(Guarantee Note)
250,000	7.875%, 11/15/10	Baa3	297,444
	Oncor Electric
	Delivery Co
	(Secured Note)
250,000	7.250%, 01/15/33	Baa1	285,065
	Public Service Co of
	Colorado
	(Collateral Note)
250,000	5.500%, 04/01/14	Baa1	259,635
	Texas Eastern
	Transmission
	LP (Sr Note)
500,000	5.250%, 07/15/07	Baa2	529,427
	Waste Management,
	Inc (Guarantee Note)
250,000	7.750%, 05/15/32	Baa3	292,698

	TOTAL ELECTRIC, GAS,
	AND SANITARY
	SERVICES		10,323,079

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—0.54%
	Cooper Industries, Inc
	(Guarantee Note)
500,000	5.250%, 07/01/07	A3	534,587
	Emerson Electric
	Co Note
500,000	5.000%, 12/15/14	A2	504,907
	General Electric
	Co Note
1,250,000	5.000%, 02/01/13	Aaa	1,265,151

	TOTAL ELECTRONIC
	AND OTHER
	ELECTRIC
	EQUIPMENT		2,304,645

FABRICATED METAL PRODUCTS—0.06%
	Fortune Brands,
	Inc Note
250,000	4.875%, 12/01/13	A2	250,607

	TOTAL FABRICATED
	METAL PRODUCTS		250,607

† As provided by Moody’s Investors Services (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 129

Statement of Investments - Bond Plus Fund - December 31, 2003

PRINCIPAL		RATINGS†	VALUE

FOOD AND KINDRED PRODUCTS—1.61%
	Anheuser-Busch Cos,
	Inc Deb
$ 250,000	4.375%, 01/15/13	A1	$ 243,834
	Bottling Group LLC
	(Guarantee Note)
250,000	4.625%, 11/15/12	A3	248,945
	Bunge Ltd Finance
	Corp Note
250,000	5.875%, 05/15/13	Baa3	254,705
	Coca-Cola Enterprises
	Inc Note
250,000	4.250%, 09/15/10	A2	249,570
	Coca-Cola HBC
	Finance BV Note
500,000	5.125%, 09/17/13	A3	502,317
	ConAgra Foods,
	Inc Note
250,000	7.875%, 09/15/10	Baa1	297,248
500,000	8.250%, 09/15/30	Baa1	622,715
	Coors Brewing Co
	(Guarantee Note)
500,000	6.375%, 05/15/12	Baa2	543,924
	Diageo Capital plc
	(Guarantee Note)
2,000,000	7.250%, 11/01/09	A2	2,327,554
	Kraft Foods, Inc Note
500,000	5.625%, 11/01/11	A3	525,202
250,000	5.250%, 10/01/13	A3	251,627
	Miller Brewing
	Co Note
250,000	5.500%, 08/15/13	Baa1	255,411
	Sara Lee Corp Note
250,000	6.250%, 09/15/11	A3	276,267
	Unilever Capital Corp
	(Guarantee Note)
250,000	5.900%, 11/15/32	A1	250,601

	TOTAL FOOD AND
	KINDRED
	PRODUCTS		6,849,920

FOOD STORES—0.62%
	Kroger Co
	(Guarantee Note)
500,000	6.800%, 04/01/11	Baa3	558,208
	Safeway, Inc Note
2,000,000	7.250%, 09/15/04	Baa2	2,074,654

	TOTAL FOOD
	STORES		2,632,862

PRINCIPAL		RATINGS†	VALUE

FORESTRY—0.25%
	Weyerhaeuser
	Co Note
$ 500,000	6.000%, 08/01/06	Baa2	$ 535,911
500,000	6.750%, 03/15/12	Baa2	547,234

	TOTAL FORESTRY		1,083,145

FURNITURE AND FIXTURES—0.12%
	Masco Corp Note
500,000	4.625%, 08/15/07	Baa1	520,380

	TOTAL FURNITURE AND
	FIXTURES		520,380

GENERAL BUILDING CONTRACTORS—0.36%
	Centex Corp Note
250,000	4.750%, 01/15/08	Baa2	258,084
250,000	5.125%, 10/01/13	Baa2	245,509
	Lennar Corp Note
250,000	5.950%, 03/01/13	Baa3	261,972
	MDC Holdings Inc
	(Guarantee Note)
250,000	5.500%, 05/15/13	Baa3	249,747
	Pulte Homes, Inc Note
500,000	6.250%, 02/15/13	Baa3	531,630

	TOTAL GENERAL
	BUILDING
	CONTRACTORS		1,546,942

GENERAL MERCHANDISE STORES—0.18%
	Target Corp Note
500,000	4.000%, 06/15/13	A2	468,316
	Wal-Mart Stores,
	Inc Note
250,000	7.550%, 02/15/30	Aa2	307,996

	TOTAL GENERAL
	MERCHANDISE
	STORES		776,312

HEALTH SERVICES—0.06%
	Laboratory Corp
	of America
	Holdings Note
250,000	5.500%, 02/01/13	Baa3	258,095

	TOTAL HEALTH
	SERVICES		258,095

HOLDING AND OTHER INVESTMENT OFFICES—0.25%
	Boston Properties, Inc
	(Sr Note)
250,000	6.250%, 01/15/13	Baa2	267,933

† As provided by Moody’s Investors Services (Unaudited)

130 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Bond Plus Fund - December 31, 2003

PRINCIPAL		RATINGS†	VALUE

HOLDING AND OTHER INVESTMENT OFFICES—(Continued)
	Chelsea Property
	Group Inc Note
$ 250,000	6.000%, 01/15/13	Baa2	$ 262,032
	EOP Operating LP
	(Guarantee Note)
250,000	6.750%, 02/15/12	Baa1	277,257
250,000	5.875%, 01/15/13	Baa1	261,253

	TOTAL HOLDING AND
	OTHER INVESTMENT
	OFFICES		1,068,475

HOTELS AND OTHER LODGING PLACES—0.12%
	MGM Mirage
	(Guarantee Note)
500,000	6.000%, 10/01/09	Ba1	513,750

	TOTAL HOTELS AND
	OTHER LODGING
	PLACES		513,750

INDUSTRIAL MACHINERY AND EQUIPMENT—0.24%
	Hewlett-Packard
	Co Note
250,000	6.500%, 07/01/12	A3	278,217
	International Business
	Machines Corp Note
250,000	4.750%, 11/29/12	A1	250,116
	Parker Hannifin Corp
	(Sr Sub Note)
250,000	4.875%, 02/15/13	A2	249,295
	Stanley Works/The Note
250,000	4.900%, 11/01/12	A2	251,534

	TOTAL INDUSTRIAL
	MACHINERY AND
	EQUIPMENT		1,029,162

INSTRUMENTS AND RELATED PRODUCTS—0.12%
	Becton Dickinson &
	Co Note
250,000	4.550%, 04/15/13	A2	243,462
	Raytheon Co Note
250,000	5.375%, 04/01/13	Baa3	250,195

	TOTAL INSTRUMENTS
	AND RELATED
	PRODUCTS		493,657

PRINCIPAL		RATINGS†	VALUE

INSURANCE AGENTS, BROKERS AND SERVICE—0.13%
	Marsh & McLennan
	Cos, Inc (Sr Note)
$ 500,000	6.250%, 03/15/12	A2	$ 547,128

	TOTAL INSURANCE
	AGENTS, BROKERS
	AND SERVICE		547,128

INSURANCE CARRIERS—0.62%
	Allstate Corp Bond
250,000	5.350%, 06/01/33	A1	230,503
	General Electric
	Capital Corp
	(Sr Note)
250,000	4.250%, 12/01/10	Aaa	248,969
	Hartford Financial
	(Sr Note)
1,000,000	6.375%, 11/01/08	A3	1,103,517
	International Lease
	Finance Corp Note
500,000	6.375%, 03/15/09	A1	553,863
	UnitedHealth Group,
	Inc (Sr Note)
500,000	3.300%, 01/30/08	A3	500,227

	TOTAL INSURANCE
	CARRIERS		2,637,079

METAL MINING—0.12%
	Alcan, Inc
250,000	6.125%, 12/15/33	Baa1	252,840
	Placer Dome,
	Inc Deb
250,000	6.375%, 03/01/33	Baa2	254,751

	TOTAL METAL
	MINING		507,591

MISCELLANEOUS MANUFACTURING INDUSTRIES—0.06%
	Tyco International
	Group SA (Sr Note)
250,000	6.000%, 11/15/13	Ba2	257,500

	TOTAL MISCELLANEOUS
	MANUFACTURING
	INDUSTRIES		257,500

MISCELLANEOUS RETAIL—0.06%
	Toys R US, Inc Note
250,000	7.875%, 04/15/13	Baa3	268,015

	TOTAL MISCELLANEOUS
	RETAIL		268,015

† As provided by Moody’s Investors Services (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 131

Statement of Investments - Bond Plus Fund - December 31, 2003

PRINCIPAL		RATINGS†	VALUE

MOTION PICTURES—0.73%
	AOL Time Warner, Inc
	(Guarantee Note)
$ 650,000	5.625%, 05/01/05	Baa1	$ 680,497
750,000	6.875%, 05/01/12	Baa1	843,022
250,000	7.700%, 05/01/32	Baa1	291,053
	Liberty Media
	Corp Note
250,000	5.700%, 05/15/13	Baa3	253,003
	Time Warner, Inc
	(Guarantee Note)
500,000	6.625%, 05/15/29	Baa1	514,483
	Walt Disney Co Note
500,000	5.500%, 12/29/06	Baa1	535,175

	TOTAL MOTION
	PICTURES		3,117,233

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS—0.11%
	Inter-American
	Development Bank
	(Sr Unsub Note)
500,000	3.500%, 07/08/13	Aaa	469,089

	TOTAL NATIONAL
	SECURITY AND
	INTERNATIONAL
	AFFAIRS		469,089

NONDEPOSITORY INSTITUTIONS—1.42%
	Capital One Financial
	Corp Note
500,000	6.250%, 11/15/13	Baa3	512,596
	CIT Group, Inc
	(Sr Sub Note)
500,000	4.125%, 02/21/06	A2	516,532
	Countrywide Home
	Loans, Inc
	(Guarantee Note)
250,000	5.625%, 07/15/09	A3	271,245
	Ford Motor Credit
	Co Note
250,000	6.500%, 01/25/07	A3	266,324
1,000,000	7.000%, 10/01/13	A3	1,048,556
	General Electric
	Capital Corp Note
500,000	6.750%, 03/15/32	Aaa	554,157
	Household Finance
	Corp (Sr Note)
1,000,000	5.875%, 09/25/04	A1	1,032,545
500,000	4.625%, 01/15/08	A1	519,730
250,000	6.375%, 11/27/12	A1	274,393
250,000	7.350%, 11/27/32	A1	292,876

PRINCIPAL		RATINGS†	VALUE

	MBNA America
	Bank Note
$ 250,000	5.375%, 01/15/08	Baa1	$ 266,762
	SLM Corp Note
250,000	4.000%, 01/15/09	A2	251,707
	Toyota Motor Credit
	Corp Note
250,000	2.875%, 08/01/08	NA	244,708

	TOTAL NONDEPOSITORY
	INSTITUTIONS		6,052,131

OIL AND GAS EXTRACTION—1.06%
	Anadarko Petroleum
	Corp Note
500,000	5.375%, 03/01/07	Baa1	529,742
	Burlington Resource
	(Guarantee Note)
500,000	6.400%, 08/15/11	Baa1	559,339
	Devon Energy Corp
	(Sr Note)
500,000	2.750%, 08/01/06	Baa2	498,327
	Equitable Resources,
	Inc Bond
250,000	5.150%, 11/15/12	A2	256,012
	Ocean Energy, Inc
	(Guarantee Note)
750,000	4.375%, 10/01/07	Baa3	770,797
	Panhandle Eastern
	Pipe Line Note
500,000	4.800%, 08/15/08	Baa3	509,792
	Pemex Project Funding
	Master Trust Note
500,000	6.125%, 08/15/08	Baa1	525,750
500,000	8.500%, 02/15/08	Baa1	572,500
250,000	9.125%, 10/13/10	Baa1	296,250

	TOTAL OIL AND GAS
	EXTRACTION		4,518,509

OTHER MORTGAGE BACKED SECURITIES—1.69%
	Banc of America
	Commercial Mortgage,
	Inc Series 2002-2
	(Class A3)
3,000,000	5.118%, 07/11/43	Aaa	3,100,122
	General Electric
	Commercial Mortgage
	Securities Corp Series
	2003-C2 (Class A4)
1,000,000	5.145%, 07/10/37	Aaa	1,024,964

† As provided by Moody’s Investors Services (Unaudited)

132 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Bond Plus Fund - December 31, 2003

PRINCIPAL		RATINGS†	VALUE

OTHER MORTGAGE BACKED SECURITIES—(Continued)
	JP Morgan Chase
	Commercial Mortgage
	Securities Corp
	Series 2003-CB6
	(Class A2)
$ 1,000,000	5.255%, 07/12/37	Aaa	$ 1,030,761
	Merrill Lynch Mortgage
	Trust
	Series 2003-KEY1
	(Class A4)
1,000,000	5.236%, 11/01/35	Aaa	1,026,083
	Wachovia Bank
	Commercial
	Mortgage Trust Series
	2003-C3 (Class A2)
1,000,000	4.867%, 02/15/35	Aaa	1,005,963

	TOTAL OTHER
	MORTGAGE
	BACKED
	SECURITIES		7,187,893

PAPER AND ALLIED PRODUCTS—0.96%
	Abitibi-Consolidated,
	Inc Deb
250,000	8.850%, 08/01/30	Ba1	270,257
	Boise Cascade Corp
	(Sr Note)
500,000	6.500%, 11/01/10	Ba2	521,580
	International Paper
	Co Note
250,000	3.800%, 04/01/08	Baa2	248,952
500,000	5.850%, 10/30/12	Baa2	521,193
	Kimberly-Clark
	Corp Note
2,000,000	7.100%, 08/01/07	Aa2	2,267,969
	MeadWestvaco Corp
	(Guarantee Note)
250,000	6.850%, 04/01/12	Baa2	274,845

	TOTAL PAPER AND
	ALLIED PRODUCTS		4,104,796

PETROLEUM AND COAL PRODUCTS—0.81%
	ChevronTexaco
	Corp Note
1,000,000	6.625%, 10/01/04	Aa2	1,038,697
	Conoco Funding Co
	(Guarantee Note)
1,000,000	6.350%, 10/15/11	A3	1,118,041

PRINCIPAL		RATINGS†	VALUE

	Enterprise Products
	Partners LP
	(Guarantee Note)
$ 250,000	6.875%, 03/01/33	Baa2	$ 248,193
	Valero Energy
	Corp Note
500,000	6.125%, 04/15/07	Baa3	535,959
250,000	4.750%, 06/15/13	Baa3	239,459
250,000	7.500%, 04/15/32	Baa3	277,516

	TOTAL PETROLEUM AND
	COAL PRODUCTS		3,457,865

PIPELINES, EXCEPT NATURAL GAS—0.36%
	Equitable Resources,
	Inc Note
250,000	5.150%, 03/01/18	A2	245,961
	Kaneb Pipe Line
	Operating
	Partnership LP
	(Sr Note)
500,000	5.875%, 06/01/13	Ba1	512,743
	Kinder Morgan Energy
	Partners LP (Sr Note)
500,000	7.300%, 08/15/33	Baa1	568,004
	TransCanada Pipelines
	Ltd Note
250,000	4.000%, 06/15/13	A2	232,001

	TOTAL PIPELINES,
	EXCEPT NATURAL GAS		1,558,709

PRIMARY METAL INDUSTRIES—0.12%
	Precision Castparts
	Corp Note
500,000	5.600%, 12/15/13	Baa3	504,417

	TOTAL PRIMARY METAL
	INDUSTRIES		504,417

PRINTING AND PUBLISHING—0.53%
	A.H. Belo Corp
	Deb Note
250,000	7.250%, 09/15/27	Baa3	273,056
	News America
	Holdings Deb
1,000,000	8.250%, 08/10/18	Baa3	1,226,417
	Scholastic Corp Note
500,000	5.000%, 04/15/13	Baa2	493,760
	Viacom Inc
	(Guarantee Note)
250,000	6.625%, 05/15/11	A3	282,784

	TOTAL PRINTING AND
	PUBLISHING		2,276,017

† As provided by Moody’s Investors Services (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 133

Statement of Investments - Bond Plus Fund - December 31, 2003

PRINCIPAL		RATINGS†	VALUE

RAILROAD TRANSPORTATION—0.51%
	Canadian National
	Railway Co Note
$ 500,000	4.400%, 03/15/13	Baa1	$ 480,082
	Norfolk Southern
	Corp Note
1,000,000	7.350%, 05/15/07	Baa1	1,130,194
	Union Pacific
	Corp Note
500,000	6.650%, 01/15/11	Baa2	559,657

	TOTAL RAILROAD
	TRANSPORTATION		2,169,933

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS—0.31%
	Newell Rubbermaid,
	Inc Note
1,000,000	6.000%, 03/15/07	Baa2	1,056,158
	Sealed Air Corp
	(Sr Note)
250,000	5.375%, 04/15/08	Baa3	263,972

	TOTAL RUBBER AND
	MISCELLANEOUS
	PLASTIC
	PRODUCTS		1,320,130

SECURITY AND COMMODITY BROKERS—1.21%
	Bear Stearns Cos,
	Inc Note
250,000	5.700%, 11/15/14	A1	260,202
	Franklin Resources,
	Inc Note
500,000	3.700%, 04/15/08	A2	499,451
	Goldman Sachs Group
	Inc Note
500,000	4.125%, 01/15/08	Aa3	512,107
250,000	4.750%, 07/15/13	Aa3	243,211
500,000	5.250%, 10/15/13	Aa3	504,417
250,000	5.250%, 04/01/13	Aa3	252,847
	Lehman Brothers
	Holdings, Inc Note
500,000	4.000%, 01/22/08	A1	509,243
500,000	3.500%, 08/07/08	A1	495,857
500,000	6.625%, 01/18/12	A1	563,040
	Morgan Stanley Note
500,000	3.625%, 04/01/08	Aa3	500,921

PRINCIPAL		RATINGS†	VALUE

	Morgan Stanley Note
$ 500,000	6.600%, 04/01/12	Aa3	$ 558,398
250,000	5.300%, 03/01/13	Aa3	254,836

	TOTAL SECURITY AND
	COMMODITY
	BROKERS		5,154,530

STONE, CLAY, AND GLASS PRODUCTS—0.06%
	CRH America Inc
	(Guarantee Note)
250,000	6.400%, 10/15/33	Baa1	257,336

	TOTAL STONE, CLAY,
	AND GLASS
	PRODUCTS		257,336

TOBACCO PRODUCTS—0.06%
	RJ Reynolds Tobacco
	Holdings, Inc
	(Guarantee Note)
250,000	6.500%, 06/01/07	Ba2	252,500

	TOTAL TOBACCO
	PRODUCTS		252,500

TRANSPORTATION EQUIPMENT—1.67%
	Boeing Capital Corp
250,000	5.800%, 01/15/13	A3	261,381
	DaimlerChrysler
	NA Holding
	Corp Note
250,000	6.500%, 11/15/13		263,118
500,000	8.500%, 01/18/31	A3	596,559
	Ford Motor Co
	Deb Bond
1,250,000	6.625%, 10/01/28	Baa1	1,144,261
	General Dynamics
	Corp Note
250,000	6.500%, 05/15/13	A2	239,835
	General Motors
	Corp Deb
1,000,000	6.750%, 05/01/28	Baa1	968,358
500,000	8.375%, 07/15/33	Baa1	578,186
	Harsco Corp Note

500,000	5.125%, 09/15/13	A3	503,951
	Hyundai Motor
	Manufacturing
	Alabama LLC
	(Guarantee Note)
500,000	5.300%, 12/19/08	Ba1	501,496

† As provided by Moody’s Investors Services (Unaudited)

134 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Bond Plus Fund - December 31, 2003

PRINCIPAL			RATINGS†	VALUE

TRANSPORTATION EQUIPMENT—(Continued)
		Lockheed Martin
		Corp Bond
$ 500,000		8.500%, 12/01/29	Baa2	$ 651,890
		Northrop Grumman
		Corp (Guarantee
		Note)
250,000		7.750%, 02/15/31	Baa3	304,266
		United Technologies
		Corp Note
1,000,000		6.350%, 03/01/11	A2	1,106,187

		TOTAL TRANSPORTATION
		EQUIPMENT		7,119,488

		TOTAL CORPORATE
		BONDS
		(Cost $117,578,025)		128,036,790

GOVERNMENT BONDS—68.26%
AGENCY SECURITIES—17.35%
		Federal Farm Credit
		Bank (FFCB)
10,000,000		2.250%, 09/01/06	Aaa	9,941,000
		Federal Home Loan
		Mortgage Corp
		(FHLMC)
15,500,000		1.875%, 01/15/05	Aaa	15,572,851
3,000,000		3.670%, 02/12/08	Aaa	3,007,911
2,000,000		3.500%, 05/21/08	Aaa	2,009,756
1,250,000		6.750%, 03/15/31	Aaa	1,443,225
		Federal National
		Mortgage
		Association (FNMA)
21,500,000	d	2.250%, 05/15/06	Aaa	21,495,916
16,000,000		4.375%, 10/15/06	Aaa	16,797,760
1,500,000		3.500%, 10/15/07	Aaa	1,502,370
2,000,000		6.250%, 02/01/11	Aa2	2,211,160

		TOTAL AGENCY
		SECURITIES		73,981,949

FOREIGN GOVERNMENT BONDS—1.50%
		Brazilian Government
		International Note
250,000		9.250%, 10/22/10	B2	268,750
250,000		10.250%, 06/17/13	B2	280,625
		Canada Government
		Bond
1,000,000		6.750%, 08/28/06	Aaa	1,112,572
		Chile Government
		International Bond
250,000		5.500%, 01/15/13	Baa1	257,125

PRINCIPAL			RATINGS†	VALUE

		Korea Development
		Bank Note
$ 250,000		5.750%, 09/10/13	A3	$ 260,092
		Mexico Government
		International Note
250,000		6.375%, 01/16/13	Baa2	260,000
1,000,000		8.125%, 12/30/19	Baa2	1,120,000
		Poland Government
		International
		(Unsub Note)
500,000		5.250%, 01/15/14	A2	500,000
		Province of Ontario,
		Canada Note
500,000		5.125%, 07/17/12	Aa2	524,015
		Province of Quebec,
		Canada Note
500,000		7.000%, 01/30/07	A2	561,476
1,000,000		7.500%, 09/15/29	A1	1,245,625

		TOTAL FOREIGN
		GOVERNMENT BONDS		6,390,280

MORTGAGE BACKED SECURITIES—31.58%
		Federal Home Loan
		Mortgage Corp Gold
		(FGLMC)
209,019		7.000%, 09/01/10		222,973
416,138		6.500%, 12/01/16		440,815
4,870,902		5.000%, 05/01/18		4,968,145
896,928		5.000%, 05/01/18		914,834
1,807,063	d	5.000%, 06/01/18		1,843,140
3,984,225		4.500%, 11/01/18		3,988,389
320,489		7.000%, 10/01/20		339,571
956,755	d	6.500%, 01/01/29		1,003,269
133,846		8.000%, 01/01/31		144,367
5,340,248		6.500%, 08/01/32		5,593,985
2,428,056	d	6.000%, 05/01/33		2,510,227
2,778,663		5.500%, 06/01/33		2,813,652
4,994,390		5.000%, 11/01/33		4,932,420
6,983,786		5.500%, 12/01/33		7,071,727
4,000,000	h	5.000%, 01/15/34		3,947,500
5,000,000	h	6.000%, 01/15/34		5,165,625
		Federal National
		Mortgage
		Association (FNMA)
369,860		6.000%, 12/01/08		389,452
1,016,127		6.500%, 10/01/16		1,078,135
494,833		6.500%, 11/01/16		525,029
1,032,601		6.000%, 11/01/17		1,084,360
890,666		6.000%, 01/01/18		935,310
863,294		6.000%, 02/01/18		906,135
821,124		6.500%, 02/01/18		870,832

† As provided by Moody’s Investors Services (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 135

Statement of Investments - Bond Plus Fund - December 31, 2003

PRINCIPAL			VALUE

MORTGAGE BACKED SECURITIES—(Continued)
$ 2,668,653	d	5.500%, 03/01/18	$ 2,768,632
4,879,788	d	5.500%, 04/01/18	5,062,604
4,416,288		5.000%, 06/01/18	4,509,976
615,557		6.000%, 01/01/19	640,693
5,000,000	h	4.500%, 01/25/19	5,004,690
210,186		8.000%, 03/01/23	229,653
92,173		9.000%, 11/01/25	102,770
44,437		9.000%, 10/01/26	49,336
96,499		7.500%, 01/01/29	103,418
2,108,920	d	7.000%, 07/01/32	2,233,144
1,183,738		6.500%, 10/01/32	1,238,178
9,115,333	d	6.500%, 03/01/33	9,534,484
2,867,562		6.000%, 08/01/33	2,965,501
7,589,542		6.000%, 08/01/33	7,848,756
7,538,011		5.500%, 10/01/33	7,639,993
1,997,172		5.000%, 11/01/33	1,977,384
1,996,640		5.000%, 11/01/33	1,976,858
18,000,000	h	5.500%, 01/25/34	18,230,616
		Government National
		Mortgage Association
		(GNMA)
226,133		6.500%, 09/15/23	239,889
203,153		7.500%, 11/15/23	219,190
52,450		7.500%, 08/15/28	56,329
412,102		6.500%, 12/15/28	435,118
523,380		6.500%, 03/15/29	552,378
401,196		8.500%, 10/20/30	433,358
98,739		7.000%, 06/20/31	104,956
2,612,709		6.000%, 05/15/33	2,717,706
2,971,384		5.500%, 09/20/33	3,015,590
3,000,000	h	6.000%, 01/20/34	3,117,186

		TOTAL MORTGAGE BACKED
		SECURITIES	134,698,278

U.S. TREASURY SECURITIES—17.83%
		U.S. Treasury Bond
13,750,000		11.750%, 02/15/10	15,319,425
4,000,000		7.250%, 05/15/16	4,989,308
15,750,000		8.000%, 11/15/21	21,277,148
50,000		5.375%, 02/15/31	52,141
		U.S. Treasury Note
200,000		2.000%, 08/31/05	201,282
5,350,000		2.625%, 05/15/08	5,269,803
4,150,000		3.125%, 09/15/08	4,147,219
600,000		3.125%, 10/15/08	598,818
450,000		3.375%, 11/15/08	453,519
7,750,000	h	3.375%, 12/15/08	7,802,080
450,000		5.500%, 05/15/09	500,364
335,000		4.375%, 08/15/12	341,697
1,710,000		3.625%, 05/15/13	1,644,473
2,280,000		4.250%, 08/15/13	2,282,941

PRINCIPAL			VALUE

$ 25,000		4.250%, 11/15/13	$ 24,973
		U.S. Treasury Strip
17,000,000		0.000%, 05/15/16	9,206,690
5,000,000		0.000%, 11/15/21	1,903,800

		TOTAL U.S. TREASURY
		SECURITIES	76,015,681

		TOTAL GOVERNMENT
		BONDS
		(Cost $295,610,406)	291,086,188

		TOTAL BONDS
		(Cost $413,188,431)	419,122,978

TIAA-CREF MUTUAL FUNDS—0.73%
335,035		TIAA-CREF High-Yield
		Bond Fund	3,122,529

		TOTAL TIAA-CREF
		MUTUAL FUNDS
		(Cost $3,154,923)	3,122,529

SHORT TERM INVESTMENTS—7.45%
COMMERCIAL PAPER—0.14%
	c	CCC (USA), Inc
600,000		1.110%, 02/26/04	598,993

		TOTAL COMMERCIAL
		PAPER	598,993

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—7.31%
		Federal Home Loan
		Mortgage Corp (FHLMC)
10,840,000		1.050%, 01/02/04	10,839,428
11,000,000		0.900%, 01/06/04	10,998,258
9,340,000		1.000%, 01/08/04	9,337,945

		TOTAL U.S. GOVERNMENT
		AND AGENCIES
		DISCOUNT NOTES	31,175,631

		TOTAL SHORT TERM
		INVESTMENTS
		(Cost $31,773,380)	31,774,624

136 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Bond Plus Fund - December 31, 2003

VALUE

TOTAL
PORTFOLIO—106.47%
(Cost $448,116,734)	$454,020,131
OTHER ASSETS &
LIABILITIES,
NET—(6.47%)	(27,580,602)

NET ASSETS—100.00%	$426,439,529

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
h	These securities were purchased on a delayed delivery basis.

At December 31,2003, the aggregate cost of portfolio investments for federal income tax purposes was $448,310,862. Net unrealized appreciation of portfolio investments aggregated $5,709,269, of which $7,982,454 related to appreciated portfolio investments and $2,273,185 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

Statement of Investments - Money Market Fund - December 31, 2003

PRINCIPAL			VALUE

SHORT TERM INVESTMENTS—100.10%
CERTIFICATES OF DEPOSIT—6.97%
		ABN Amro Bank
$ 5,000,000		1.170%, 07/16/04	$ 5,000,000
2,500,000		1.450%, 11/17/04	2,500,422
		Canadian Imperial Bank
		Of Commerce
3,700,000		1.340%, 04/23/04	3,700,000
5,000,000		1.410%, 11/08/04	5,000,000
		Lloyds Group plc
10,000,000		1.080%, 04/30/04	9,998,992
		Royal Bank of Canada
7,500,000		1.480%, 11/22/04	7,500,000
		Toronto Dominion Bank
6,000,000		1.080%, 01/29/04	6,000,000
1,000,000		1.350%, 04/15/04	1,000,000
2,650,000		1.340%, 08/09/04	2,650,000

		TOTAL CERTIFICATES OF
		DEPOSIT	43,349,414

COMMERCIAL PAPER—78.36%
		ABN Amro Bank
2,800,000		1.090%, 01/26/04	2,797,861
1,500,000		1.080%, 02/03/04	1,498,501
1,300,000		1.110%, 02/17/04	1,298,116
5,865,000		1.080%, 02/19/04	5,856,350
1,600,000		1.080%, 03/03/04	1,596,996
		Asset Securitization
12,185,000	c	1.090%, 01/13/04	12,180,588

PRINCIPAL			VALUE

$ 1,800,000	c	1.080%, 01/14/04	$ 1,799,298
6,855,000	c	1.080%, 02/03/04	6,848,214
		Barclay’s (US) Funding
4,000,000		1.080%, 01/20/04	3,997,700
1,800,000		1.110%, 03/05/04	1,796,448
		Beta Finance, Inc
5,900,000	c	1.090%, 01/07/04	5,898,928
10,000,000	c	1.090%, 01/12/04	9,996,669
9,000,000	c	1.100%, 01/31/04	8,993,338
		Caterpillar Financial
5,219,000		1.150%, 06/21/04	5,190,325
7,500,000		1.200%, 06/28/04	7,455,807
7,500,000	c	1.280%, 07/06/04	7,450,133
		CC (USA), Inc
4,500,000	c	1.150%, 01/12/04	4,498,419
3,000,000	c	1.090%, 02/17/04	2,995,692
10,000,000	c	1.110%, 02/26/04	9,982,889
		Ciesco LP
6,480,000		1.080%, 01/21/04	6,476,112
		Citicorp
16,690,000		1.080%, 01/14/04	16,683,491
5,000,000		1.080%, 01/15/04	4,997,919
1,015,000		1.070%, 01/20/04	1,014,421
5,000,000		1.050%, 02/02/04	4,995,333
		Corporate Asset Funding
3,900,000	c	1.090%, 01/06/04	3,899,410
6,970,000	c	1.080%, 01/23/04	6,965,357
4,000,000	c	1.080%, 02/05/04	3,995,800

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 137

Statement of Investments - Money Market Fund - December 31, 2003

PRINCIPAL			VALUE

COMMERCIAL PAPER—(Continued)
		Delaware Funding Corp
$ 4,065,000		1.080%, 01/21/04	$ 4,062,561
20,000,000	c	1.070%, 01/23/04	19,986,849
		Dorada Finance, Inc
4,000,000	c	1.090%, 01/12/04	3,998,680
		Edison Asset Securitization,
		LLC
6,217,000	c	1.090%, 01/05/04	6,216,247
3,000,000	c	1.100%, 01/06/04	2,999,542
5,755,000	c	1.080%, 01/13/04	5,752,928
8,000,000	c	1.080%, 04/02/04	7,977,920
		Fcar Owner Trust
10,000,000		1.100%, 02/04/04	9,989,611
8,000,000		1.080%, 02/18/04	7,988,480
		Fortune Brands
10,000,000	c	1.080%, 01/16/04	9,995,542
2,674,000	c	1.040%, 01/29/04	2,671,837
		General Electric Co
5,650,000		1.090%, 01/07/04	5,648,974
10,000,000		1.090%, 01/22/04	9,993,642
		Govco, Inc
1,000,000	c	1.080%, 01/20/04	999,419
8,000,000	c	1.095%, 02/11/04	7,990,023
10,000,000	c	1.095%, 02/19/04	9,985,096
		Greyhawk Funding LLC
5,000,000	c	1.100%, 01/20/04	4,997,071
17,900,000	c	1.090%, 01/28/04	17,885,367
1,335,000	c	1.100%, 02/06/04	1,333,532
		IBM Capital, Inc
9,210,000	c	1.080%, 03/24/04	9,186,970
		Kitty Hawk Funding Corp
494,000	c	1.100%, 01/14/04	493,804
5,000,000	c	1.070%, 01/15/04	4,997,900
3,000,000	c	1.090%, 03/16/04	2,993,188
		Links Finance LLC
4,000,000	c	1.100%, 03/11/04	3,991,444
4,110,000	c	1.085%, 03/18/04	4,100,462
		Morgan Stanley Dean
		Witter
8,295,000		1.080%, 01/08/04	8,293,258
		Paccar Financial Corp
2,611,000		1.050%, 01/16/04	2,609,858
3,410,000		1.150%, 02/03/04	3,406,405
4,000,000		1.080%, 02/12/04	3,994,960
823,000		1.100%, 03/08/04	821,315
2,891,000		1.200%, 04/05/04	2,881,845
		Park Avenue Receivables
5,000,000	c	1.090%, 01/09/04	4,998,789
5,000,000		1.090%, 01/14/04	4,998,032
3,400,000	c	1.080%, 01/23/04	3,397,777

PRINCIPAL			VALUE

		Preferred Receivables
$13,024,000	c	1.095%, 01/09/04	$ 13,020,831
1,208,000	c	1.085%, 01/22/04	1,207,232
		Private Export Funding
5,000,000	c	5.730%, 01/15/04	5,009,016
1,475,000	c	1.040%, 01/22/04	1,474,105
3,275,000	c	1.100%, 01/28/04	3,272,298
		Rabo Bank
10,500,000		1.070%, 01/30/04	10,490,893
		Receiveables Capital
10,000,000	c	1.050%, 01/05/04	9,998,789
2,451,000	c	1.100%, 02/10/04	2,448,004
1,145,000	c	1.090%, 03/08/04	1,142,677
		Royal Bank Of Scotland
4,500,000		1.080%, 01/20/04	4,497,426
3,250,000		1.080%, 01/22/04	3,247,940
3,000,000		1.120%, 01/26/04	2,997,750
7,175,000		1.120%, 01/27/04	7,169,379
500,000		1.120%, 02/12/04	499,353
		Shell Finance plc
1,420,000		1.080%, 02/06/04	1,418,466
		Sigma Finance, Inc
5,835,000	c	1.100%, 03/12/04	5,822,341
9,000,000	c	1.120%, 03/16/04	8,979,000
		Societe General
8,000,000		1.080%, 02/10/04	7,990,400
3,000,000		1.080%, 03/02/04	2,994,510
3,500,000		1.085%, 03/03/04	3,493,460
		UBS Finance
857,000		1.120%, 01/06/04	856,867
5,000,000		1.080%, 01/16/04	4,997,802
700,000		1.080%, 01/20/04	699,594
600,000		1.080%, 02/12/04	599,223
2,500,000		1.045%, 02/27/04	2,495,864
3,065,000		1.090%, 04/01/04	3,056,489
5,200,000		1.090%, 04/06/04	5,184,747
		Variable Funding Capital
5,000,000	c	1.080%, 01/12/04	4,998,350
3,328,000	c	1.090%, 01/14/04	3,326,690
11,400,000	c	1.070%, 01/20/04	11,393,562

		TOTAL COMMERCIAL
		PAPER	487,582,501

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—10.42%
		Federal Farm Credit Bank
		(FFCB)
500,000		0.900%, 01/06/04	499,938
500,000		1.150%, 02/13/04	499,313
500,000		5.000%, 05/10/04	506,643

138 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - Money Market Fund - December 31, 2003

PRINCIPAL		VALUE

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES—(Continued)
	Federal Home Loan Bank
	(FHLB)
$ 250,000	1.025%, 01/09/04	$ 249,928
5,000,000	1.105%, 02/06/04	4,994,475
671,000	1.100%, 02/09/04	670,331
750,000	4.875%, 05/14/04	759,932
2,500,000	1.200%, 08/02/04	2,482,167
1,340,000	1.300%, 08/10/04	1,329,258
	Federal Home Loan
	Mortgage Corp (FHLMC)
4,400,000	1.020%, 01/08/04	4,399,089
4,112,000	1.020%, 01/09/04	4,110,871
5,478,000	1.050%, 03/25/04	5,462,214
23,050,000	1.080%, 04/22/04	22,966,226
80,000	1.120%, 06/09/04	79,602
1,225,000	1.100%, 06/25/04	1,218,412
1,000,000	1.520%, 12/02/04	985,852
	Federal National Mortgage
	Association (FNMA)
1,000,000	1.050%, 01/02/04	999,971
70,000	1.210%, 01/09/04	69,981
2,800,000	1.000%, 01/28/04	2,797,794
1,450,000	1.050%, 03/24/04	1,446,323
1,580,000	1.040%, 03/31/04	1,575,892
2,000,000	1.170%, 05/26/04	1,990,564
540,000	1.205%, 08/20/04	535,807
4,265,000	1.310%, 12/10/04	4,211,834

	TOTAL U.S. GOVERNMENT
	AND AGENCIES DISCOUNT
	NOTES	64,842,417

MEDIUM TERM NOTE—2.74%
	McDonald’s Corp
16,740,000	5.150%, 07/01/04	17,069,792

	TOTAL MEDIUM TERM
	NOTE	17,069,792

VARIABLE NOTE—1.61%
	Sigma Finance, Inc
10,000,000	1.340%, 02/25/04	10,000,000

	TOTAL VARIABLE NOTE	10,000,000

	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $622,844,124)	622,844,124

	TOTAL PORTFOLIO—100.10%
	(Cost $622,844,124)	622,844,124
	OTHER ASSETS &
	LIABILITIES,
	NET—(0.10)%	(610,847)

	NET ASSETS—100.00%	$622,233,277

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

At December 31,2003, the aggregate cost of portfolio investments for federal income taxes purposes was $622,844,124.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 139

Report of Management Responsibility

To the Shareholders of TIAA-CREF Mutual Funds:

The accompanying financial statements of the TIAA-CREF Mutual Funds (the “Funds”) are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management’s authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds’ internal audit personnel provide a continuing review of the internal controls and operations of the Funds, and the chief audit executive regularly reports to the Audit Committee of the Funds’ Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be the Funds’ policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The independent auditor’s report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the Funds’ Board of Trustees, consisting entirely of trustees who are not officers of the TIAA-CREF Mutual Funds, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of the Funds by the independent auditing firm, the Securities and Exchange Commission performs periodic examinations of the Funds’ operations.

/s/ Bertram L. Scott	/s/ Elizabeth A. Monrad

President	Executive Vice President and
Chief Financial Officer

140 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Report of the Audit Committee

To the Shareholders of TIAA-CREF Mutual Funds:

The Audit Committee oversees the financial reporting process of TIAA-CREF Mutual Funds (the “Funds”) on behalf of the Funds’ Board of Trustees. The Audit Committee operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee’s responsibilities. All members of the Audit Committee (“Committee”) are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for the Funds’ financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in connection with their respective audits of the Funds. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with accounting principles generally accepted in the United States.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by the Funds, the clarity and completeness of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors’ independence from management and the Funds and has received a written disclosure regarding such independence.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Bridget A. Macaskill, Audit Committee Member

February 18, 2004

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 141

Statements of Assets and Liabilities

TIAA-CREF Mutual Funds

December 31, 2003
	International	Growth	Growth &	Equity	Social Choice	Managed
	Equity	Equity	Income	Index	Equity	Allocation
	Fund	Fund	Fund	Fund	Fund	Fund

ASSETS
Portfolio investments, at cost	$241,027,575	$547,950,897	$511,383,795	$320,958,878	$76,280,257	$409,086,965
Net unrealized appreciation (depreciation) of portfolio investments	45,304,690	2,262,791	40,009,883	16,183,590	(6,463,032)	(10,914,499)

Portfolio investments, at value	286,332,265	550,213,688	551,393,678	337,142,468	69,817,225	398,172,466
Cash-foreign (cost of $73,836 and $9,455, respectively)	75,234	—	10,301	—	—	—
Receivable from securities transactions	122,476	1,082,644	—	12,215	3,164	—
Receivable for Fund shares sold	342,993	377,121	459,632	1,298,382	332,042	377,154
Dividends and interest receivable	369,373	610,031	666,801	423,151	75,794	1,070

Total assets	287,242,341	552,283,484	552,530,412	338,876,216	70,228,225	398,550,690

LIABILITIES
Accrued management fee	121,705	209,589	206,484	72,230	16,304	—
Due to custodian	94,204	319,521	300,785	15,388	14,045	54,371
Payable for securities transactions	—	1,113,325	—	9,206	—	89,000
Payable for Fund shares redeemed	222,139	755,766	579,067	591,188	5,522	413,422
Income distribution payable	34,661	1,231	—	—	—	2,378

Total liabilities	472,709	2,399,432	1,086,336	688,012	35,871	559,171

NET ASSETS	$286,769,632	$549,884,052	$551,444,076	$338,188,204	$70,192,354	$397,991,519

NET ASSETS CONSIST OF:
Paid in capital	$348,588,367	$898,715,498	$672,791,849	$322,965,654	$79,115,354	$434,716,533
Accumulated undistributed (distributions in excess of) net investment income	(107,037)	(871)	(14,467)	—	—	251,386
Accumulated net realized loss on total investments	(107,020,322)	(351,093,366)	(161,349,316)	(1,044,758)	(2,459,968)	(26,061,901)
Accumulated net unrealized appreciation (depreciation) on total investments	45,308,624	2,262,791	40,016,010	16,267,308	(6,463,032)	(10,914,499)

NET ASSETS	$286,769,632	$549,884,052	$551,444,076	$338,188,204	$70,192,354	$397,991,519

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	31,036,974	63,198,789	48,780,423	42,797,838	8,480,697	38,238,192
Net asset value per share	$9.24	$8.70	$11.30	$7.90	$8.28	$10.41

142 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 143

Statements of Assets and Liabilities (continued)

TIAA-CREF Mutual Funds

December 31, 2003
	High-Yield	Short-Term	Tax-Exempt	Bond	Money
	Bond	Bond	Bond	Plus	Market
	Fund	Fund	Fund	Fund	Fund

ASSETS
Portfolio investments, at cost	$210,149,702	$204,846,282	$161,390,663	$448,116,734	$622,844,124
Net unrealized appreciation of portfolio investments	13,996,607	2,719,161	4,426,894	5,903,397	—

Portfolio investments, at value	224,146,309	207,565,443	165,817,557	454,020,131	622,844,124
Cash	—	—	—	3,409,853	123,000
Receivable from securities transactions	—	501,192	248,750	—	—
Receivable for Fund shares sold	1,505,261	1,085,603	376,401	710,986	2,062,460
Dividends and interest receivable	4,379,166	2,626,325	2,069,122	3,873,714	729,691

Total assets	230,030,736	211,778,563	168,511,830	462,014,684	625,759,275

LIABILITIES
Accrued management fee	64,782	53,991	43,808	110,901	162,283
Due to custodian	1,274,232	495,963	38,853	—	—
Payable for securities transactions	—	—	—	35,225,950	—
Payable for Fund shares redeemed	363,784	145,968	49,415	237,114	2,885,848
Income distribution payable	4,137	—	—	1,190	477,867

Total liabilities	1,706,935	695,922	132,076	35,575,155	3,525,998

NET ASSETS	$228,323,801	$211,082,641	$168,379,754	$426,439,529	$622,233,277

NET ASSETS CONSIST OF:
Paid in capital	$225,231,653	$208,355,419	$163,535,569	$420,825,323	$622,234,883
Accumulated undistributed net investment income	6,744	6,053	—	—	396
Accumulated undistributed net realized gain (loss) on total investments	(10,911,203)	2,008	417,291	(289,191)	(2,002)
Accumulated net unrealized appreciation on total investments	13,996,607	2,719,161	4,426,894	5,903,397	—

NET ASSETS	$228,323,801	$211,082,641	$168,379,754	$426,439,529	$622,233,277

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	24,506,172	19,745,892	15,413,525	41,307,647	622,295,365
Net asset value per share	$9.32	$10.69	$10.92	$10.32	$1.00

144 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 145

Statements of Operations

TIAA-CREF Mutual Funds

For the Year Ended December 31, 2003
	International	Growth	Growth &	Equity	Social Choice	Managed
	Equity	Equity	Income	Index	Equity	Allocation
	Fund	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME
Interest	$ —	$ 447,358	$ 160,814	$ 36,443	$ 11,578	$ 12,869
Dividends	6,159,862	5,200,267	8,110,208	4,277,844	1,198,271	8,388,069
Foreign taxes withheld	(410,728)	(2,009)	(7,086)	(137)	—	—

Total income	5,749,134	5,645,616	8,263,936	4,314,150	1,209,849	8,400,938

EXPENSES:
Management fees	1,148,542	2,161,141	2,157,948	640,253	188,939	—
Trustee fees and expenses	8,435	4,746	11,482	2,010	1,080	—
Interest	1,060	—	9,062	—	—	—

Total expenses	1,158,037	2,165,887	2,178,492	642,263	190,019	—

Net investment income	4,591,097	3,479,729	6,085,444	3,671,887	1,019,830	8,400,938

NET REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	(7,445,614)	(13,713,351)	21,630,227	8,692,332	2,976,453	(25,990,465)
Underlying fund distributions	—	—	(58,962)	—	—	8,353,924
Foreign currency transactions	118,000	—	(40,169)	—	—	—

Net realized gain (loss) on total investments	(7,327,614)	(13,713,351)	21,531,096	8,692,332	2,976,453	(17,636,541)

Change in unrealized appreciation (depreciation) on:
Portfolio investments	87,122,907	130,624,595	90,433,030	63,126,411	14,739,007	77,388,481
Futures transactions	—	—	—	83,718	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	14,050	—	2,729	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	87,136,957	130,624,595	90,435,759	63,210,129	14,739,007	77,388,481

Net realized and unrealized gain on total investments	79,809,343	116,911,244	111,966,855	71,902,461	17,715,460	59,751,940

Net increase in net assets resulting from operations	$84,400,440	$120,390,973	$118,052,299	$75,574,348	$18,735,290	$ 68,152,878

146 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 147

Statements of Operations (continued)

TIAA-CREF Mutual Funds

For the Year Ended December 31, 2003
	High-Yield	Short-Term	Tax-Exempt	Bond	Money
	Bond	Bond	Bond	Plus	Market
	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME
Interest	$12,515,952	$5,989,361	$6,566,002	$16,148,350	$8,146,689
Dividends	17,438	—	—	229,774	—

Total income	12,533,390	5,989,361	6,566,002	16,378,124	8,146,689

EXPENSES:
Management fees	501,788	543,984	481,705	1,201,369	1,931,899
Trustee fees and expenses	1,484	1,579	1,686	4,541	10,078
Other	—	—	—	14,124	—

Total expenses	503,272	545,563	483,391	1,220,034	1,941,977

Net investment income	12,030,118	5,443,798	6,082,611	15,158,090	6,204,712

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) on total investments	(3,834,466)	2,205,827	3,448,126	7,889,826	(2,002)
Net change in unrealized appreciation (depreciation) on total investments	22,716,455	(1,540,071)	(327,757)	(6,184,623)	—

Net realized and unrealized gain (loss) on total investments	18,881,989	665,756	3,120,369	1,705,203	(2,002)

Net increase in net assets resulting from operations	$30,912,107	$6,109,554	$9,202,980	$16,863,293	$6,202,710

148 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 149

Statement of Cash Flows

Bond Plus Fund

For the Year Ended December 31, 2003

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$ 16,863,293
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of long-term securities	(684,037,833)
Proceeds from sales of long-term securities	542,702,111
Proceeds of short-term investments-net	125,665,543
Increase in receivables	(881,017)
Decrease in payables	(71,160)
Net realized gain on total investments	(7,889,826)
Unrealized loss on total investments	6,184,623

Net cash used in operating activities	(1,464,266)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Fund shares sold	107,484,761
Payments for Fund shares redeemed	(36,517,408)
Cash dividends paid	(1,783,509)
Exchanges among the Funds-net	(30,582,349)
Payments for the financing of dollar roll transactions-net	(33,883,672)

Net cash provided by financing activities	4,717,823

Increase in cash	3,253,557

CASH
Beginning of year	156,296

End of year	$ 3,409,853

Supplemental disclosure of cash flow information:
Non-cash financing activities not included above:
Reinvestment of distributions	$ 23,652,496

150 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

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SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 151

Statements of Changes in Net Assets

TIAA-CREF Mutual Funds

	International Equity Fund		Growth Equity Fund		Growth & Income Fund

	For the Years Ended December 31,		For the Years Ended December 31,		For the Years Ended December 31,
	2003	2002	2003	2002	2003	2002

CHANGE IN NET ASSETS

OPERATIONS:
Net investment income	$4,591,097	$3,585,451	$ 3,479,729	$ 2,072,188	$6,085,444	$5,495,983
Net realized gain (loss) on total investments	(7,327,614)	(24,168,866)	(13,713,351)	(148,869,863)	21,531,096	(79,119,214)
Net change in unrealized appreciation (depreciation) on total investments	87,136,957	(19,641,062)	130,624,595	(44,257,059)	90,435,759	(80,179,134)

Net increase (decrease) from operations	84,400,440	(40,224,477)	120,390,973	(191,054,734)	118,052,299	(153,802,365)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,072,699)	(3,829,301)	(3,706,292)	(2,672,947)	(6,160,816)	(5,689,083)

Total distributions	(5,072,699)	(3,829,301)	(3,706,292)	(2,672,947)	(6,160,816)	(5,689,083)

SHAREHOLDER TRANSACTIONS:
Subscriptions	33,836,619	170,804,301	51,004,689	61,995,163	97,396,540	79,008,711
Reinvestment of distributions	4,944,020	3,736,213	3,599,094	2,596,518	5,740,757	5,448,243
Exchanges among the Funds, net	13,018,608	(5,299,813)	(3,362,832)	(44,528,455)	(96,050,767)	5,729,631
Redemptions	(34,515,078)	(165,884,852)	(39,947,986)	(57,598,320)	(64,377,020)	(71,484,138)
Redemptions by TIAA	(28,635,955)	—	—	—	—	—

Net increase (decrease) from shareholder transactions	(11,351,786)	3,355,849	11,292,965	(37,535,094)	(57,290,490)	18,702,447

Total increase (decrease) in net assets	67,975,955	(40,697,929)	127,977,646	(231,262,775)	54,600,993	(140,789,001)

NET ASSETS
Beginning of year	218,793,677	259,491,606	421,906,406	653,169,181	496,843,083	637,632,084

End of year	$286,769,632	$218,793,677	$549,884,052	$421,906,406	$551,444,076	$496,843,083

CHANGE IN FUND SHARES:
Shares outstanding, beginning of year	32,765,643	32,144,549	61,661,944	66,310,854	54,656,845	52,813,121

Shares sold	4,357,314	23,019,278	6,709,920	7,542,300	10,115,135	7,447,906
Shares issued in reinvestment of distributions	544,475	569,545	414,111	380,721	570,638	570,511
Shares exchanged among the Funds, net	1,717,163	(702,773)	(369,159)	(5,240,048)	(10,031,844)	800,008
Shares redeemed	(4,441,272)	(22,264,956)	(5,218,027)	(7,331,883)	(6,530,351)	(6,974,701)
Shares redeemed by TIAA	(3,906,349)	—	—	—	—	—

Net increase (decrease) in shares outstanding	(1,728,669)	621,094	1,536,845	(4,648,910)	(5,876,422)	1,843,724

Shares outstanding, end of year	31,036,974	32,765,643	63,198,789	61,661,944	48,780,423	54,656,845

152 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 153

Statements of Changes in Net Assets (continued)

TIAA-CREF Mutual Funds

	Equity Index Fund		Choice Equity Fund		Social Managed Allocation Fund

	For the Years Ended		For the Years Ended		For the Years Ended
	December 31,		December 31,		December 31,
	2003	2002	2003	2002	2003	2002

CHANGE IN NET ASSETS

OPERATIONS:
Net investment income	$3,671,887	$1,861,184	$1,019,830	$ 936,728	$8,400,938	$ 8,107,744
Net realized gain (loss) on total investments	8,692,332	(2,030,410)	2,976,453	(4,506,541)	(17,636,541)	1,495,343
Net change in unrealized appreciation (depreciation) on total investments	63,210,129	(33,210,369)	14,739,007	(13,222,086)	77,388,481	(49,595,860)

Net increase (decrease) from operations	75,574,348	(33,379,595)	18,735,290	(16,791,899)	68,152,878	(39,992,773)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,689,917)	(1,940,680)	(1,021,178)	(978,777)	(15,613,855)	(10,731,220)
From net realized gain on total investments	(6,245,640)	—	—	—	—	(840,872)

Total distributions	(9,935,557)	(1,940,680)	(1,021,178)	(978,777)	(15,613,855)	(11,572,092)

SHAREHOLDER TRANSACTIONS:
Subscriptions	147,882,198	53,760,318	18,164,902	24,098,833	61,916,904	45,718,988
Reinvestment of distributions	9,656,801	1,884,703	971,917	960,394	14,692,215	10,976,401
Exchanges among the Funds, net	33,843,297	30,895,671	2,483,490	1,129,310	5,137,242	(9,935,625)
Redemptions	(21,640,777)	(9,034,175)	(4,228,665)	(6,480,060)	(23,766,955)	(26,966,109)
Redemptions by TIAA	(37,064,419)	—	(32,644,000)	—	—	—

Net increase (decrease) from shareholder transactions	132,677,100	77,506,517	(15,252,356)	19,708,477	57,979,406	19,793,655

Total increase (decrease) in net assets	198,315,891	42,186,242	2,461,756	1,937,801	110,518,429	(31,771,210)

NET ASSETS
Beginning of year	139,872,313	97,686,071	67,730,598	65,792,797	287,473,090	319,244,300

End of year	$338,188,204	$139,872,313	$70,192,354	$67,730,598	$397,991,519	$287,473,090

CHANGE IN FUND SHARES:
Shares outstanding, beginning of year	22,437,334	12,134,963	10,469,957	7,941,687	32,398,366	30,409,789

Shares sold	22,306,214	7,470,787	2,446,838	3,189,095	6,382,849	4,723,313
Shares issued in reinvestment of distributions	1,223,869	303,495	117,554	149,130	1,455,718	1,205,814
Shares exchanged among the Funds, net	5,058,571	3,962,483	317,595	175,749	479,431	(931,406)
Shares redeemed	(3,068,643)	(1,434,394)	(596,270)	(985,704)	(2,478,172)	(3,009,144)
Shares redeemed by TIAA	(5,159,507)	—	(4,274,977)	—	—	—

Net increase (decrease) in shares outstanding	20,360,504	10,302,371	(1,989,260)	2,528,270	5,839,826	1,988,577

Shares outstanding, end of year	42,797,838	22,437,334	8,480,697	10,469,957	38,238,192	32,398,366

154 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 155

Statements of Changes in Net Assets (continued)

TIAA-CREF Mutual Funds

	High-Yield Bond Fund		Short-Term Bond Fund		Tax-Exempt Bond Fund

	For the Years Ended December 31,		For the Years Ended December 31,		For the Years Ended December 31,
	2003	2002	2003	2002	2003	2002

CHANGE IN NET ASSETS
OPERATIONS:
Net investment income	$12,030,118	$8,883,507	$5,443,798	$4,501,307	$6,082,611	$4,456,434
Net realized gain (loss) on total investments	(3,834,466)	(3,215,555)	2,205,827	709,937	3,448,126	1,851,480
Net change in unrealized appreciation (depreciation) on total investments	22,716,455	(4,124,897)	(1,540,071)	2,856,361	(327,757)	4,201,050

Net increase from operations	30,912,107	1,543,055	6,109,554	8,067,605	9,202,980	10,508,964

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,069,249)	(8,876,131)	(5,452,392)	(4,479,568)	(6,079,623)	(4,464,601)
From net realized gain on total investments	—	—	(2,336,110)	(849,260)	(3,234,868)	(1,573,098)

Total distributions	(12,069,249)	(8,876,131)	(7,788,502)	(5,328,828)	(9,314,491)	(6,037,699)

SHAREHOLDER TRANSACTIONS:
Subscriptions	211,260,350	94,895,568	124,387,667	114,260,211	76,023,110	80,804,606
Reinvestment of distributions	8,227,141	6,689,880	5,100,745	4,187,186	7,003,762	4,894,653
Exchanges among the Funds, net	5,434,230	(1,232,842)	(10,212,853)	9,945,300	(21,559,445)	10,200,889
Redemptions	(105,906,699)	(58,296,617)	(37,345,452)	(43,444,049)	(39,472,494)	(27,549,414)
Redemptions by TIAA	(13,473,547)	(23,000,000)	(18,169,500)	—	—	—

Net increase from shareholder transactions	105,541,475	19,055,989	63,760,607	84,948,648	21,994,933	68,350,734

Total increase in net assets	124,384,333	11,722,913	62,081,659	87,687,425	21,883,422	72,821,999
NET ASSETS
Beginning of year	103,939,468	92,216,555	149,000,982	61,313,557	146,496,332	73,674,333

End of year	$228,323,801	$103,939,468	$211,082,641	$149,000,982	$168,379,754	$146,496,332

CHANGE IN FUND SHARES:
Shares outstanding, beginning of year	12,671,818	10,320,361	13,852,524	5,853,100	13,410,634	7,100,391

Shares sold	23,886,825	11,367,908	11,480,941	10,840,908	6,912,393	7,582,823
Shares issued in reinvestment of distributions	928,038	747,912	473,444	366,677	638,780	399,388
Shares exchanged among the Funds, net	645,982	(149,437)	(947,735)	878,441	(1,968,455)	884,893
Shares redeemed	(12,058,906)	(6,997,276)	(3,446,166)	(4,086,602)	(3,579,827)	(2,556,861)
Shares redeemed by TIAA	(1,567,585)	(2,617,650)	(1,667,116)	—	—	—

Net increase in shares outstanding	11,834,354	2,351,457	5,893,368	7,999,424	2,002,891	6,310,243

Shares outstanding, end of year	24,506,172	12,671,818	19,745,892	13,852,524	15,413,525	13,410,634

156 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 157

Statements of Changes in Net Assets (continued)

TIAA-CREF Mutual Funds

	Bond Plus Fund		Money Market Fund

	For the Years Ended December 31,		For the Years Ended December 31,
	2003	2002	2003	2002

CHANGE IN NET ASSETS

OPERATIONS:
Net investment income	$15,158,090	$16,830,665	$ 6,204,712	$11,593,201
Net realized gain (loss) on total investments	7,889,826	8,484,746	(2,002)	31,677
Net change in unrealized appreciation
(depreciation) on total investments	(6,184,623)	9,029,097	—	—

Net increase from operations	16,863,293	34,344,508	6,202,710	11,624,878

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,287,117)	(16,674,580)	(6,204,712)	(11,593,201)
From net realized gain on total investments	(10,148,888)	(6,057,716)	—	(98,303)

Total distributions	(25,436,005)	(22,732,296)	(6,204,712)	(11,691,504)

SHAREHOLDER TRANSACTIONS:
Subscriptions	108,042,310	90,563,928	342,293,586	417,083,091
Reinvestment of distributions	23,652,496	21,715,448	6,461,023	11,607,470
Exchanges among the Funds, net	(30,582,349)	(7,589,174)	(30,555,027)	1,389,839
Redemptions	(36,754,522)	(30,512,785)	(392,416,691)	(493,829,609)

Net increase (decrease) from shareholder transactions	64,357,935	74,177,417	(74,217,109)	(63,749,209)

Total increase (decrease) in net assets	55,785,223	85,789,629	(74,219,111)	(63,815,835)
NET ASSETS
Beginning of year	370,654,306	284,864,677	696,452,388	760,268,223

End of year	$426,439,529	$370,654,306	$622,233,277	$696,452,388

CHANGE IN FUND SHARES:
Shares outstanding, beginning of year	35,223,000	27,982,614	696,512,131	760,201,201

Shares sold	10,216,742	8,855,629	342,293,586	417,083,091
Shares issued in reinvestment of distributions	2,259,701	2,047,590	6,461,366	11,667,609
Shares exchanged among the Funds, net	(2,913,224)	(723,052)	(30,555,027)	1,389,839
Shares redeemed	(3,478,572)	(2,939,781)	(392,416,691)	(493,829,609)

Net increase (decrease) in shares outstanding	6,084,647	7,240,386	(74,216,766)	(63,689,070)

Shares outstanding, end of year	41,307,647	35,223,000	622,295,365	696,512,131

158 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 159

Financial Highlights

TIAA-CREF Mutual Funds

	International Equity Fund

	For the Years Ended December 31,

	2003	2002	2001	2000	1999

SELECTED PER SHARE DATA
Net asset value, beginning of period	$ 6.68	$ 8.07	$10.75	$16.08	$10.54

Gain (loss) from investment operations:
Net investment income	0.14( a)	0.11(a)	0.09	0.08	0.11
Net realized and unrealized gain (loss) on total investments	2.59	(1.38)	(2.70)	(3.32)	5.77

Total gain (loss) from investment operations	2.73	(1.27)	(2.61)	(3.24)	5.88

Less distributions from:
Net investment income	(0.17)	(0.12)	(0.07)	(0.08)	(0.11)
In excess of net investment income	—	—	—	(0.01)	—
Net realized gains	—	—	—	(2.00)	(0.23)

Total distributions	(0.17)	(0.12)	(0.07)	(2.09)	(0.34)

Net asset value, end of year	$ 9.24	$ 6.68	$ 8.07	$10.75	$16.08

TOTAL RETURN	40.86%	(15.73)%	(24.29)%	(19.99)%	55.83%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$286,770	$218,794	$259,492	$270,431	$255,819
Ratio of expenses to average net assets before expense waiver	0.49%(b)	0.88%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets after expense waiver	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	1.96%	1.47%	1.10%	0.49%	1.03%
Portfolio turnover rate	162.13%	77.61%	113.03%	138.33%	74.16%

(a)	Based on average shares outstanding.
(b)	Waiver was eliminated effective October 1, 2002.

160 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 161

Financial Highlights (continued)

TIAA-CREF Mutual Funds

	Growth Equity Fund

	For the Years Ended December 31,

	2003	2002	2001	2000	1999

SELECTED PER SHARE DATA
Net asset value, beginning of period	$ 6.84	$ 9.85	$12.87	$17.19	$13.65

Gain (loss) from investment operations:
Net investment income	0.06(a)	0.03(a)	0.02	—	0.02
Net realized and unrealized gain (loss) on total investments	1.86	(3.00)	(2.98)	(3.47)	4.47

Total gain (loss) from investment operations	1.92	(2.97)	(2.96)	(3.47)	4.49

Less distributions from:
Net investment income	(0.06)	(0.04)	—	—	(0.02)
Net realized gains	—	—	(0.06)	(0.85)	(0.93)

Total distributions	(0.06)	(0.04)	(0.06)	(0.85)	(0.95)

Net asset value, end of year	$ 8.70	$ 6.84	$ 9.85	$12.87	$17.19

TOTAL RETURN	28.06%	(30.12)%	(23.02)%	(20.29)%	33.00%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$549,884	$421,906	$653,169	$785,761	$696,272
Ratio of expenses to average net assets before expense waiver	0.45%(b)	0.85%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets after expense waiver	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets	0.72%	0.40%	0.15%	0.00%	0.16%
Portfolio turnover rate	72.50%	49.53%	38.39%	42.07%	69.56%

(a)	Based on average shares outstanding.
(b)	Waiver was eliminated effective October 1, 2002.

162 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 163

Financial Highlights (continued)

TIAA-CREF Mutual Funds

	Growth & Income Fund

	For the Years Ended December 31,

	2003	2002	2001	2000	1999

SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.09	$12.07	$14.05	$15.93	$13.33

Gain (loss) from investment operations:
Net investment income	0.12(a)	0.10(a)	0.10	0.11	0.11
Net realized and unrealized gain (loss) on total investments	2.21	(2.98)	(1.98)	(1.27)	3.13

Total gain (loss) from investment operations	2.33	(2.88)	(1.88)	(1.16)	3.24

Less distributions from:
Net investment income	(0.12)	(0.10)	(0.10)	(0.11)	(0.11)
Net realized gains	—	—	—	(0.61)	(0.53)

Total distributions	(0.12)	(0.10)	(0.10)	(0.72)	(0.64)

Net asset value, end of year	$11.30	$9.09	$12.07	$14.05	$15.93

TOTAL RETURN	25.83%	(23.86)%	(13.37)%	(7.33)%	24.46%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$551,444	$496,843	$637,632	$665,956	$541,718
Ratio of expenses to average net assets before expense waiver	0.43%(b)	0.82%	0.93%	0.93%	0.93%
Ratio of expenses to average net assets after expense waiver	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of net investment income to average net assets	1.21%	0.99%	0.84%	0.72%	0.82%
Portfolio turnover rate	141.39%	112.13%	70.41%	21.41%	39.35%

(a)	Based on average shares outstanding.
(b)	Waiver was eliminated effective October 1, 2002.

164 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 165

Financial Highlights (continued)

TIAA-CREF Mutual Funds

	Equity Index Fund

				For the Period
				March 1, 2000
				(commencement of
	For the Years Ended December 31,			operations) to
				December 31,
	2003	2002	2001	2000(b)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$ 6.23	$ 8.05	$ 9.19	$10.00

Gain (loss) from investment operations:
Net investment income	0.10(a)	0.10(a)	0.07	0.08
Net realized and unrealized gain (loss) on total investments	1.81	(1.83)	(1.14)	(0.81)

Total gain (loss) from investment operations	1.91	(1.73)	(1.07)	(0.73)

Less distributions from:
Net investment income	(0.09)	(0.09)	(0.06)	(0.08)
Net realized gains	(0.15)	—	(0.01)	—

Total distributions	(0.24)	(0.09)	(0.07)	(0.08)

Net asset value, end of period	$ 7.90	$ 6.23	$ 8.05	$ 9.19

TOTAL RETURN	30.67%	(21.52)%	(11.62)%	(7.32)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$338,188	$139,872	$97,686	$67,367
Ratio of expenses to average net assets before expense waiver	0.26%(c)	0.63%	0.76%	0.64%
Ratio of expenses to average net assets after expense waiver	0.26%	0.26%	0.26%	0.22%
Ratio of net investment income to average net assets	1.49%	1.40%	1.12%	0.87%
Portfolio turnover rate	17.34%	4.41%	6.06%	5.70%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	Waiver was eliminated effective October 1, 2002.

166 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 167

Financial Highlights (continued)

TIAA-CREF Mutual Funds

	Social Choice Equity Fund

				For the Period
				March 1, 2000
				(commencement of
	For the Years Ended December 31,			operations) to
				December 31,
	2003	2002	2001	2000(b)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$ 6.47	$ 8.28	$ 9.57	$10.00

Gain (loss) from investment operations:
Net investment income	0.10(a)	0.10(a)	0.07	0.08
Net realized and unrealized gain (loss) on total investments	1.83	(1.82)	(1.29)	(0.39)

Total gain (loss) from investment operations	1.93	(1.72)	(1.22)	(0.31)

Less distributions from:
Net investment income	(0.12)	(0.09)	(0.06)	(0.08)
Net realized gains	—	—	(0.01)	(0.04)

Total distributions	(0.12)	(0.09)	(0.07)	(0.12)

Net asset value, end of period	$ 8.28	$ 6.47	$ 8.28	$ 9.57

TOTAL RETURN	29.87%	(20.71)%	(12.75)%	(3.14)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$70,192	$67,731	$65,793	$38,812
Ratio of expenses to average net assets before expense waiver	0.27%(c)	0.65%	0.77%	0.65%
Ratio of expenses to average net assets after expense waiver	0.27%	0.27%	0.27%	0.23%
Ratio of net investment income to average net assets	1.46%	1.33%	1.09%	0.88%
Portfolio turnover rate	11.33%	29.15%	5.96%	2.34%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	Waiver was eliminated effective October 1, 2002.

168 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 169

Financial Highlights (continued)

TIAA-CREF Mutual Funds

	Managed Allocation Fund

	For the Years Ended December 31,

	2003	2002	2001	2000	1999

SELECTED PER SHARE DATA
Net asset value, beginning of year	$ 8.87	$10.50	$12.20	$13.59	$11.79

Gain (loss) from investment operations:
Net investment income	0.25(a)	0.26(a)	0.37	0.37	0.38
Net realized and unrealized gain (loss) on total investments	1.72	(1.52)	(1.41)	(1.03)	1.85

Total gain (loss) from investment operations	1.97	(1.26)	(1.04)	(0.66)	2.23

Less distributions from:
Net investment income	(0.43)	(0.34)	(0.28)	(0.37)	(0.38)
Net realized gains	—	(0.03)	(0.38)	(0.36)	(0.05)

Total distributions	(0.43)	(0.37)	(0.66)	(0.73)	(0.43)

Net asset value, end of year	$10.41	$ 8.87	$10.50	$12.20	$13.59

TOTAL RETURN	22.45%	(12.09)%	(8.52)%	(4.99)%	19.20%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$397,992	$287,473	$319,244	$330,814	$244,372
Ratio of expenses to average net assets before expense waiver	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets after expense waiver	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets	2.56%	2.68%	3.34%	2.87%	2.70%
Portfolio turnover rate	37.26%	11.93%	2.97%	0.71%	3.90%

(a)	Based on average shares outstanding.

170 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 171

Financial Highlights (continued)

TIAA-CREF Mutual Funds

	High-Yield Bond Fund

	For the Years Ended December 31,			For the Period March 1, 2000 (commencement of operations) to December 31,
	2003	2002	2001	2000(b)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$ 8.20	$ 8.94	$ 9.41	$10.00

Gain from investment operations:
Net investment income	0.72(a)	0.78(a)	0.93	0.78
Net realized and unrealized gain (loss) on total investments	1.12	(0.75)	(0.47)	(0.59)

Total gain from investment operations	1.84	0.03	0.46	0.19

Less distributions from:
Net investment income	(0.72)	(0.77)	(0.93)	(0.78)

Total distributions	(0.72)	(0.77)	(0.93)	(0.78)

Net asset value, end of period	$ 9.32	$ 8.20	$ 8.94	$ 9.41

TOTAL RETURN	23.24%	0.46%	4.89%	1.91%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$228,324	$103,939	$92,217	$63,897
Ratio of expenses to average net assets before expense waiver	0.34%(c)	0.72%	0.84%	0.70%
Ratio of expenses to average net assets after expense waiver	0.34%	0.34%	0.34%	0.29%
Ratio of net investment income to average net assets	8.13%	9.17%	9.97%	8.05%
Portfolio turnover rate	42.04%	74.43%	75.44%	36.99%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	Waiver was eliminated effective October 1, 2002.

172 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 173

Financial Highlights (continued)

TIAA-CREF Mutual Funds

	Short-Term Bond Fund

				For the Period
				March 1, 2000
				(commencement of
	For the Years Ended December 31,			operations) to
				December 31,
	2003	2002	2001	2000(b)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.76	$10.48	$10.23	$10.00

Gain from investment operations:
Net investment income	0.32(a)	0.46(a)	0.57	0.54
Net realized and unrealized gain on total investments	0.05	0.33	0.34	0.29

Total gain from investment operations	0.37	0.79	0.91	0.83

Less distributions from:
Net investment income	(0.32)	(0.45)	(0.57)	(0.54)
In excess of net investment income	—	—	—	(0.01)
Net realized gains	(0.12)	(0.06)	(0.09)	(0.05)

Total distributions	(0.44)	(0.51)	(0.66)	(0.60)

Net asset value, end of period	$10.69	$10.76	$10.48	$10.23

TOTAL RETURN	3.51%	7.81%	9.10%	8.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$211,083	$149,001	$61,314	$29,839
Ratio of expenses to average net assets before expense waiver	0.30%(c)	0.63%	0.80%	0.67%
Ratio of expenses to average net assets after expense waiver	0.30%	0.30%	0.30%	0.25%
Ratio of net investment income to average net assets	3.00%	4.32%	5.36%	5.45%
Portfolio turnover rate	176.43%	157.26%	132.21%	387.42%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	Waiver was eliminated effective October 1, 2002.

174 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 175

Financial Highlights (continued)

TIAA-CREF Mutual Funds

	Tax-Exempt Bond Fund

				For the Period
				March 1, 2000
				(commencement of
	For the Years Ended December 31,			operations) to
				December 31,
	2003	2002	2001	2000(b)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.92	$10.38	$10.46	$10.00

Gain from investment operations:
Net investment income	0.42(a)	0.44(a)	0.47	0.42
Net realized and unrealized gain on total investments	0.21	0.65	0.04	0.50

Total gain from investment operations	0.63	1.09	0.51	0.92

Less distributions from:
Net investment income	(0.42)	(0.43)	(0.47)	(0.42)
Net realized gains	(0.21)	(0.12)	(0.12)	(0.04)

Total distributions	(0.63)	(0.55)	(0.59)	(0.46)

Net asset value, end of period	$10.92	$10.92	$10.38	$10.46

TOTAL RETURN	5.87%	10.70%	5.00%	9.38%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$168,380	$146,496	$73,674	$38,928
Ratio of expenses to average net assets before expense waiver	0.30%(c)	0.64%	0.80%	0.67%
Ratio of expenses to average net assets after expense waiver	0.30%	0.30%	0.30%	0.25%
Ratio of net investment income to average net assets	3.79%	4.06%	4.48%	4.27%
Portfolio turnover rate	156.76%	264.02%	298.08%	136.41%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	Waiver was eliminated effective October 1, 2002.

176 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 177

Financial Highlights (continued)

TIAA-CREF Mutual Funds

	Bond Plus Fund

	For the Years Ended December 31,

	2003	2002	2001	2000	1999

SELECTED PER SHARE DATA
Net asset value, beginning of year	$10.52	$10.18	$10.09	$ 9.63	$10.30

Gain (loss) from investment operations:
Net investment income	0.40(a)	0.53(a)	0.59	0.62	0.56
Net realized and unrealized gain (loss) on total investments	0.05	0.51	0.22	0.46	(0.66)

Total gain (loss) from investment operations	0.45	1.04	0.81	1.08	(0.10)

Less distributions from:
Net investment income	(0.40)	(0.52)	(0.59)	(0.62)	(0.56)
In excess of net investment income	—	—	—	—	(0.01)
Net realized gains	(0.25)	(0.18)	(0.13)	—	—

Total distributions	(0.65)	(0.70)	(0.72)	(0.62)	(0.57)

Net asset value, end of year	$10.32	$10.52	$10.18	$10.09	$ 9.63

TOTAL RETURN	4.38%	10.50%	8.14%	11.68%	(1.01)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$426,440	$370,654	$284,865	$232,617	$204,346
Ratio of expenses to average net assets before expense waiver	0.30%(c)	0.67%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets after expense waiver	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.78%	5.10%	5.72%	6.41%	5.75%
Portfolio turnover rate	139.58%	243.70%	233.89%	313.29%(b)	652.82%

(a)	Based on average shares outstanding.
(b)	During 2000, the Bond Plus Fund began structuring dollar roll transactions as financing transactions.
Had these transactions been treated for the entire year as purchases and sales, rather than as financing transactions the portfolio turnover rate for the year ended December 31, 2000 would have been 472.03%.
(c)	Waiver was eliminated effective October 1, 2002.

178 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 179

Financial Highlights (continued)

TIAA-CREF Mutual Funds

	Money Market Fund

	For the Years Ended December 31,

	2003	2002	2001	2000	1999

SELECTED PER SHARE DATA
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Gain from investment operations:
Net investment income	0.01(a)	0.02(a)	0.04	0.06	0.05

Total gain from investment operations	0.01	0.02	0.04	0.06	0.05

Less distributions from:
Net investment income	(0.01)	(0.02)	(0.04)	(0.06)	(0.05)

Total distributions	(0.01)	(0.02)	(0.04)	(0.06)	(0.05)

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

TOTAL RETURN	0.93%	1.64%	4.08%	6.33%	5.05%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$622,233	$696,452	$760,268	$612,046	$394,965
Ratio of expenses to average net assets before expense waiver	0.29%(b)	0.67%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets after expense waiver	0.29%	0.29%	0.29%	0.29%	0.29%
Ratio of net investment income to average net assets	0.93%	1.62%	3.94%	6.18%	4.97%

(a)	Based on average shares outstanding.
(b)	Waiver was eliminated effective October 1, 2002.

180 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2003 Annual Report 181

Notes to Financial Statements

TIAA-CREF Mutual Funds

Note 1—Significant Accounting Policies

TIAA-CREF Mutual Funds (the “Funds”) is a Delaware business trust that was organized on January 13, 1997 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. The International Equity, Growth Equity, Growth & Income, Managed Allocation, Bond Plus and Money Market Funds commenced operations on July 17, 1997 with a seed money investment by Teachers Insurance and Annuity Association of America (‘’TIAA”). The Equity Index, Social Choice Equity, High-Yield Bond, Short-Term Bond and Tax-Exempt Bond Funds commenced operations on March 1, 2000 with a seed money investment by TIAA. At December 31, 2003, TIAA had a remaining investment in the Social Choice Equity Fund of $4,507,032. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of Investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, investments are valued using the amortized cost method. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund’s net asset value is calculated.

Accounting for Investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain

182  2003 Annual Report TIAA-CREF Mutual Funds

Notes to Financial Statements (continued)

foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

Dollar Roll Transactions: Certain of the Funds may enter into dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance a Fund’s return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions results in borrowing requiring the presentation of a statement of cash flows for the Bond Plus Fund.

Foreign Currency Transactions and Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward Foreign Currency Contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

Futures Contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains

     TIAA-CREF Mutual Funds 2003 Annual Report  183

Notes to Financial Statements (continued)

or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Securities Purchased on a When-Issued or Delayed Delivery Basis: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

Restricted Securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Distributions to Shareholders: Distributions from net investment income, if any, for the Bond Plus, Short-Term Bond, Tax-Exempt Bond and High-Yield Bond Funds are declared and paid monthly; for the Growth & Income and Managed Allocation Funds are declared and paid quarterly; for the Growth Equity, International Equity, Social Choice Equity and Equity Index Funds are declared and paid annually; and for the Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

Income Taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements. At December 31, 2003, the following Funds had capital loss carryovers which will begin to expire in 2008 and capital losses and currency losses realized after October 31, 2003, which were deferred for tax purposes to the first day of the following year:

	Capital Loss	Post-October	Post-October
	Carryovers	Capital Losses	Currency Losses

International Equity Fund	$103,620,936	$ —	$51,719
Growth Equity Fund	337,635,048	348,561	—
Growth & Income Fund	144,891,043	6,680,670	28,335
Social Choice Equity Fund	2,110,936	—	—
Managed Allocation Fund	25,170,093	—	—
High-Yield Bond Fund	10,686,631	—	—
Bond Plus Fund	—	95,063	—
Money Market Fund	1,683	319	—

184  2003 Annual Report TIAA-CREF Mutual Funds

Notes to Financial Statements (continued)

Note 2—Management Agreement

Teachers Advisors, Inc. (“Advisors”), a wholly-owned subsidiary of TIAA, and a registered investment advisor, provides investment management services for the Funds and is also responsible for providing, or obtaining at its own expense, the services reasonably necessary for the ordinary operation of the Funds. Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management and administration of the Funds’ net assets, based on the average daily net assets of each Fund. During the year ended December 31, 2003, Advisors received the following annual percentages of each Fund’s average daily net assets:

Management Fee

International Equity Fund	0.49%
Growth Equity Fund	0.45%
Growth & Income Fund	0.43%
Equity Index Fund	0.26%
Social Choice Equity Fund	0.27%
Managed Allocation Fund	0.00%
High-Yield Bond Fund	0.34%
Short-Term Bond Fund	0.30%
Tax-Exempt Bond Fund	0.30%
Bond Plus Fund	0.30%
Money Market Fund	0.29%

Advisors will not receive a management fee for its services to the Managed Allocation Fund. However, shareholders in the Managed Allocation Fund will indirectly bear their pro rata share of the fees and expenses incurred by the Funds in which the Managed Allocation Fund invests.

The Funds publicly offer their shares, without a sales load, through their distributor, Teachers Personal Investors Services, Inc. (“TPIS”), a wholly-owned subsidiary of TIAA, which is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

     TIAA-CREF Mutual Funds 2003 Annual Report  185

Notes to Financial Statements (continued)

Note 3—Investments

The following is information about the holdings of the Managed Allocation Fund in the other Funds as of December 31, 2003.

	Number Of Shares	Percent Of Total Shares
	Held In Fund	Outstanding In The Fund

TIAA-CREF Mutual Funds:
International Equity Fund	5,129,270	16.53%
Growth Equity Fund	9,703,986	15.35%
Equity Index Fund	600,800	1.40%
High-Yield Bond Fund	1,194,554	4.87%
Short-Term Bond Fund	440,964	2.23%
Bond Plus Fund	13,203,613	31.96%
Money Market Fund	1,205,584	0.19%
TIAA-CREF Institutional Mutual Funds:
Large-Cap Value Fund	7,161,631	60.67%
Small-Cap Equity Fund	1,045,418	10.95%
Real Estate Securities Fund	316,656	1.75%

The Bond Plus Fund owned 335,035 shares of the High-Yield Bond Fund representing 1.37% of its total outstanding shares outstanding.

At December 31, 2003, the Equity Index Fund held open futures contracts as follows:

	Number of	Market	Expiration	Unrealized
	Contracts	Value	Date	Gain

S&P 500 Mini Index	86	$4,775,580	March 2004	$72,646
Russell 2000 Mini Index	15	835,800	March 2004	11,072

		$5,611,380		$83,718

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Funds, other than the Money Market Fund, for the year ended December 31, 2003 were as follows:

	Non-Government	Government	Non-Government	Government
	Purchases	Purchases	Sales	Sales

International Equity Fund	$376,756,921	$ —	$389,730,744	$ —
Growth Equity Fund	357,554,806	—	344,802,177	—
Growth & Income Fund	706,525,926	—	763,727,999	—
Equity Index Fund	162,623,965	—	42,008,739	—
Social Choice Equity Fund	7,754,610	—	23,257,682	—
Managed Allocation Fund	163,733,879	—	121,712,924	—
High-Yield Bond Fund	165,709,204	—	58,871,229	—
Short-Term Bond Fund	90,401,458	291,343,605	62,118,193	242,053,795
Tax-Exempt Bond Fund	275,624,081	—	243,814,667	—
Bond Plus Fund	116,110,232	570,876,551	85,927,845	456,568,100

186  2003 Annual Report TIAA-CREF Mutual Funds

Notes to Financial Statements (continued)

Note 4—Trustee Fees

Each Fund, other than the Managed Allocation Fund, pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

Note 5—Distributions to Shareholders

The tax character of distributions paid to shareholders during the years ended December 31, 2003 and 2002 were as follows:

		2003			2002

		Long-Term			Long-Term
	Ordinary	Capital		Ordinary	Capital
	Income	Gain	Total	Income	Gain	Total

International Equity Fund	$5,072,699	$—	$5,072,699	$3,829,301	$—	$3,829,301
Growth Equity Fund	3,706,292	—	3,706,292	2,672,947	—	2,672,947
Growth & Income Fund	6,160,816	—	6,160,816	5,689,083	—	5,689,083
Equity Index Fund	5,774,695	4,160,862	9,935,557	1,940,680	—	1,940,680
Social Choice Equity Fund	1,021,178	—	1,021,178	978,777	—	978,777
Managed Allocation Fund	15,613,855	—	15,613,855	10,731,220	840,872	11,572,092
High-Yield Bond Fund	12,069,249	—	12,069,249	8,876,131	—	8,876,131
Short-Term Bond Fund	7,268,145	520,357	7,788,502	4,629,367	699,461	5,328,828
Tax-Exempt Bond Fund(1)	7,487,674	1,826,817	9,314,491	5,364,360	673,339	6,037,699
Bond Plus Fund	23,842,034	1,593,971	25,436,005	19,769,991	$2,962,305	22,732,296
Money Market Fund	6,204,712	—	6,204,712	11,691,504	—	11,691,504

(1)	Includes ordinary income which will not be taxable for federal income tax purposes in 2003 and 2002 of $6,074,110 and $4,463,303, respectively.

     TIAA-CREF Mutual Funds 2003 Annual Report  187

Notes to Financial Statements (concluded)

As of December 31, 2003, the components of distributable earnings, on a tax basis, were as follows:

		Undistributed	Unrealized
	Undistributed	Long-Term	Appreciation
	Ordinary Income	Capital Gain	(Depreciation)

International Equity Fund	$122,569	$ —	$ 41,727,416
Growth Equity Fund	—	—	(10,846,966)
Growth & Income Fund	13,868	—	30,232,281
Equity Index Fund	—	—	15,222,549
Social Choice Equity Fund	—	—	(6,812,064)
Managed Allocation Fund	251,386	—	(11,806,307)
High-Yield Bond Fund	6,744	—	13,772,035
Short-Term Bond Fund	6,053	72,228	2,648,941
Tax-Exempt Bond Fund	164,011	281,429	4,398,745
Bond Plus Fund	—	—	5,709,269
Money Market Fund	396	—	—

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies.

Note 6—Lines of Credit

The International Equity, Growth Equity, Growth & Income, Equity Index, Social Choice Equity, Managed Allocation, High-Yield Bond and Tax-Exempt Bond Funds participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the year ended December 31, 2003, the Growth & Income Fund borrowed under this facility. The average daily loan balance during the two day period for which the loan was outstanding amounted to $100 million and the weighted average interest rate was 1.63%. The related interest expense was $9,062. For the year ended December 31, 2003, there were no other borrowings under this credit facility by the Funds.

The Bond Plus Fund participates in a letter of credit agreement in the amount of $2.5 million for the purpose of facilitating the settlement of transactions in the mortgage-backed securities market. For the year ended December 31, 2003, there were no borrowings under this agreement.

188  2003 Annual Report TIAA-CREF Mutual Funds

Report of Independent Auditors

To the Shareholders and Board of Trustees of TIAA-CREF Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of TIAA-CREF Mutual Funds (comprising, respectively, the International Equity, Growth Equity, Growth & Income, Equity Index, Social Choice Equity, Managed Allocation, High-Yield Bond, Short-Term Bond, Tax-Exempt Bond, Bond Plus and Money Market Funds), as of December 31, 2003, and the related statements of operations and cash flows (for the Bond Plus Fund) for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting TIAA-CREF Mutual Funds at December 31, 2003, the results of their operations and cash flows (for the Bond Plus Fund) for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

New York, New York
February 18, 2004

     TIAA-CREF Mutual Funds 2003 Annual Report  189

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190 2003 Annual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

2003 TIAA-CREF Mutual Funds Special Meeting

On December 15, 2003, at a special meeting of shareholders, the following persons were elected to serve on the Board:

Nominee	Dollars For	Percent	Dollars Withheld	Percent

Willard T. Carleton	$1,373,306,096	97.15%	$40,290,433	2.85%
Martin J. Gruber	1,372,478,640	97.09	41,117,889	2.91
Bridget A. Macaskill	1,369,823,960	96.90	43,772,569	3.10

Nancy L. Jacob, Bevis Longstreth, Stephen A. Ross, Maceo K. Sloan, and
Robert W. Vishny continued in office.

TIAA-CREF Mutual Funds 2003 Annual Report  191

Management

Current TIAA-CREF Mutual Funds Board of Trustees and Executive Officers

Disinterested Trustees

Name and Address	Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

WILLARD T.CARLETON 4915 Camino Antonio Tucson, AZ 85718-6005	69	Trustee	Indefinite term. Trustee since 2000.	Donald R .Diamond Professor of Finance Emeritus, University of Arizona, College of Business and Public Administration. Formerly, Donald R. Diamond Professor of Finance, University of Arizona, 1999-2001, and Karl L. Eller Professor of Finance, University of Arizona 1984-1999. Trustee of TIAA, 1984-2003.	53	None
MARTIN J. GRUBER New York University Stern School of Business Henry Kaufman Management Education Center 44 West 4th Street, Suite 988 New York, NY 10012	66	Chairman of the Board of Trustees	Indefinite term. Trustee since 2000.	Nomura Professor of Finance, New York University, Stern School of Business. Formerly,Chairman, Department of Finance, New York University, Stern School of Business, and Trustee of TIAA, 1996-2000.	53	Director, Scudder Investments (New York) Funds, Japan Equity Fund, Inc., Singapore Fund, Inc., and the Thai Capital Fund, Inc.
NANCY L. JACOB Windermere Investment Associates 121 S.W. Morrison Street Suite 925 Portland, OR 97204	61	Trustee	Indefinite term. Trustee since 1997.	President and Managing Principal, Windermere Investment Associates. Formerly, Chairman and Chief Executive Officer, CTC Consulting, Inc., and Executive Vice President, U.S. Trust of the Pacific Northwest.	53	None
BEVIS LONGSTRETH Debevoise & Plimpton 19 Third Avenue New York, NY 10022-6225	70	Trustee	Indefinite term. Trustee since 1997.	Retired Partner, Debevoise & Plimpton. Formerly,Partner and Of Counsel of Debevoise & Plimpton, Adjunct Professor at Columbia University School of Law and Commissioner of the U.S. Securities and Exchange Commission.	53	Member of the Board of Directors of AMVESCAP, PLC and Chairman of the Finance Committee of the Rockefeller Family Fund.
BRIDGET A. MACASKILL 160 East 81st Street New York, NY 10028	55	Trustee	Indefinite term. Trustee since 2003.	Formerly, Chairman, Oppenheimer Funds, Inc., 2000-2001. Chief Executive Officer, 1995-2001; President, 1991-2000; and Chief OperatingOfficer, 1989-1995 of that firm.	53	Director, J Sainsbury plc and Prudential plc. International Advisory Board, British-American Business Council.
STEPHEN A. ROSS Sloan School of Management Massachusetts Institute of Technology 77 Massachusetts Avenue Cambridge, MA 02139	59	Trustee	Indefinite term. Trustee since 1997.	Franco Modigliani Professor of Finance and Economics, Sloan School of Management, Massachusetts Institute of Technology, Co-Chairman, Roll & Ross Asset Management Corp. Formerly, Sterling Professor of Economics and Finance, Yale School of Management, Yale University.	53	Director, Freddie Mac; Co-Chairman, Roll & MRoss Asset Management Corp.; and Principal, IV Capital, Ltd.

192 2003 Annual Report TIAA-CREF Mutual Funds	TIAA-CREF Mutual Funds 2003 Annual Report 193

Disinterested Trustees (continued)

Name and Address	Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

MACEO K. SLOAN NCM Capital Management Group, Inc. 103 West Main Street, Suite 400 Durham, NC 27701-3638	54	Trustee	Indefinite term. Trustee since 1997.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc., and Chairman and Chief Executive Officer, NCM Capital ManagementGroup, Inc., since 1991.	53	Director, SCANA Corporation and M&F Bancorp. Inc.
ROBERT W. VISHNY University of Chicago Graduate School of Business 1101 East 58th Street Chicago, IL 60637	44	Trustee	Indefinite term. Trustee since 1997.	Eric J. Gleacher Distinguished Service Professor of Finance, University of Chicago, Graduate School of Business. Founding Partner, LSV Asset Management.	53	None

A disinterested trustee is one who is independent, generally with no relationship to TIAA-CREF, the funds, or the accounts they oversee, apart from personal investments they have made as private individuals.

Executive Officers

Name and Address	Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

HERBERT M.ALLISON, JR TIAA-CREFF 730 Third Avenue New York, NY 10017-3206	60	President and Chief Executive Officer	Indefinite term. President and Chief Executive Officer since 2002.	Chairman,PresidentandChiefExecutive Officer of TIAA. President and Chief Executive Officer of CREF, TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (these funds are collectively referred to as the “TIAA-CREF Funds”). Formerly, President and Chief Executive Officer of Alliance for LifeLong Learning, Inc., 2000-2002. President, Chief Operating Officer and Member of the Board of Directors of Merrill Lynch & Co., Inc., 1997-1999.Vice President of TIAA and Treasurer of TIAA and the TIAA-CREF Funds.	N/A	Member of the Board of Directors of the New York Stock Exchange
GARY CHINERY TIAA-CREFF 730 Third Avenue New York, NY 10017-3206	55	Vice President and Treasurer	Indefinite term. Vice President and Treasurer since 2004.	Executive Vice President of TIAA and the TIAA-CREF Funds.	N/A	N/A
SCOTT C. EVANS TIAA-CREFF 730 Third Avenue New York, NY 10017-3206	44	Executive Vice President	Indefinite term. Executive Vice President since 1998.	Executive Vice President of TIAA-CREF Investment Management, LLC (“Investment Management”) and Teachers Advisors, Inc. (“Advisors”) and Director of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).	N/A	N/A

194 2003 Annual Report TIAA-CREF Mutual Funds	TIAA-CREF Mutual Funds 2003 Annual Report 195

Executive Officers (continued)

Name and Address	Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

I. STEVEN GOLDSTEIN TIAA-CREFF 730 Third Avenue New York, NY 10017-3206	51	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President, Public Affairs, of TIAAand the TIAA-CREF Funds. Formerly, Advisor for McKinsey & Company, 2003; Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal, 2001-2002; and Senior Vice President and Chief Communications Officer for Insurance Information Institute, 1993-2001.	N/A	N/A
E. LAVERNE JONES TIAA-CREFF 730 Third Avenue New York, NY 10017-3206	54	Vice President and Corporate Secretary	Indefinite term. Vice President and Corporate Secretary since 1998.	Vice President and Corporate Secretary of TIAA and the TIAA-CREF Funds.	N/A	N/A
SUSAN S. KOZIK TIAA-CREFF 730 Third Avenue New York, NY 10017-3206	46	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President and Chief Technology Officer of TIAA and the TIAA-CREF Funds. Formerly, Vice President of IT Operations and Services, Lucent Technologies, 2000-2003; and Senior Vice President and Chief Technology Officer, Penn Mutual Life Insurance Company, 1997-2000.	N/A	N/A
GEORGE W. MADISON TIAA-CREFF 730 Third Avenue New York, NY 10017-3206	50	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President and General Counsel of TIAA and the TIAA-CREF Funds. Formerly, Executive Vice President, Corporate Secretary, and General Counsel of Comerica Incorporated.	N/A	N/A
ERWIN W. MARTENS TIAA-CREFF 730 Third Avenue New York, NY 10017-3206	47	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Funds. Formerly, Managing Director and Chief Risk Officer, Putnam Investments, 1999-2003; and Head and Deputy Head of Global Market Risk Management, 1997-1999.	N/A	N/A
ELIZABETH A. MONRAD TIAA-CREFF 730 Third Avenue New York, NY 10017-3206	49	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President and Chief Financial Officer of TIAA and the TIAA-CREF Funds. Formerly, Chief Financial Officer and Senior Vice President of General Re (2000-2003), Chief Financial Officer of its North American Reinsurance Operations (1997-2000) and Corporate Treasurer.	N/A	N/A

196 2003 Annual Report TIAA-CREF Mutual Funds	TIAA-CREF Mutual Funds 2003 Annual Report 197

Executive Officers (continued)

Name and Address	Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

FRANCES NOLAN TIAA-CREFF 730 Third Avenue New York, NY 10017-3206	46	Executive Vice President	Indefinite term. Executive Vice President since 2000.	Executive Vice President, Client Services, of TIAA and the TIAA-CREF Funds. Formerly, Executive Vice President, Retirement Services, CREF and TIAA, 2000-2003; Vice President, Eastern Division, 1994-2000.	N/A	N/A
DERMOT J. O'BRIEN TIAA-CREFF 730 Third Avenue New York, NY 10017-3206	37	Executive Vice President	Indefinite term. Executive Vice President since 2003.	Executive Vice President, Human Resources, of TIAA and the TIAA-CREF Funds. Formerly, First Vice President and Head of Human Resources, International Private Client Division, Merrill Lynch & Co., 1999-Feb. 2003; and Vice President and Head of Human Resources—Japan Morgan Stanley, 1998-1999.	N/A	N/A
BERTRAM L. SCOTT TIAA-CREFF 730 Third Avenue New York, NY 10017-3206	52	Executive Vice President	Indefinite term. Executive Vice President since 2000.	Executive Vice President, Product Management, of TIAA and the TIAA-CREF Funds. Chairman of the Board, President and Chief Executive Officer of TIAA-CREF Life. Formerly, President and Chief Executive Officer, Horizon Mercy, 1996-2000.	N/A	N/A
JOHN A. SOMERS TIAA-CREFF 730 Third Avenue New York, NY 10017-3206	59	Executive Vice President	Indefinite term. Executive Vice President since 1997.	Executive Vice President of TIAA and the TIAA-CREF Funds. Executive Vice President of Investment Management and Advisors and Director of TIAA-CREF Life.	N/A	N/A

Martin L. Leibowitz will retire as an officer of the TIAA-CREF Mutual Funds at the end of February, 2004, and is therefore not listed above.

The fund’s Statement of Additional Information (SAI) includes additional information about the fund’s directors and is available, without charge, upon request, by calling 877 518-9161.

198 2003 Annual Report TIAA-CREF Mutual Funds	TIAA-CREF Mutual Funds 2003 Annual Report 199

Important Tax Information—(Unaudited)

The following TIAA-CREF Mutual Funds paid distributions which were designated as being from net long-term capital gains realized by the Funds during 2003:
Amount

Equity Index Fund	$4,160,862
Short-Term Bond Fund	520,357
Tax-Exempt Bond Fund	1,826,817
Bond Plus Fund	1,593,971

The following TIAA-CREF Mutual Funds paid distributions during 2003 from ordinary income that partially qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

Growth Equity Fund	100.00%
Growth & Income Fund	100.00%
Equity Index Fund	70.55%
Social Choice Equity Fund	100.00%
Managed Allocation Fund	15.00%

The International Equity Fund received income from foreign sources during 2003 of $5,692,435 ($0.18341 per share) and paid taxes to foreign countries during 2003 of $410,728 ($0.01323 per share)

The Tax-Exempt Bond Fund paid distributions to shareholders during 2003 totaling $9,314,491 of which $6,074,110 was exempt from federal income tax.

For the year ended December 31, 2003, certain dividends paid by certain TIAA-CREF Mutual Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

Fund	Amount

International Equity Fund	$4,709,097
Growth Equity Fund	3,479,729
Growth & Income Fund	6,045,276
Equity Index Fund	3,689,905
Social Choice Equity Fund	1,019,830
Managed Allocation Fund	2,716,914

By early 2004, shareholders should receive their Form 1099-DIV and tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

200    2003 Annual Report TIAA-CREF Mutual Funds

Information

TIAA-CREF Web Center
Account performance, personal account information and transactions, product descriptions, calculators to estimate retirement income and allocate assets, and information about investment choices and income options
TIAA-CREF.org 24 hours a day, 7 days a week

Telephone Counseling Center
Retirement saving and planning, income options and payments, and tax reporting
800 842-2776 8 a.m. to 10 p.m. ET, Monday–Friday 9 a.m. to 6 p.m. ET, Saturday

Planning and Service Center
TIAA-CREF Mutual Funds, after-tax annuities, and life insurance
800 223-1200 8 a.m. to 10 p.m. ET, Monday–Friday

Automated Telephone Service
Account performance, personal account information and transactions, and product information
800 842-2252 24 hours a day, 7 days a week

For Hearing- or Speech-Impaired Participants
800 842-2755 8 a.m. to 5 p.m. ET, Monday–Friday

TIAA-CREF Trust Company, FSB
Asset management, trust administration, estate planning, planned giving, and endowment management
888 842-9001 8 a.m. to 5 p.m. CT, Monday–Friday

TIAA-CREF Tuition Financing, Inc.
Tuition financing programs
888 381-8283 8 a.m. to 11 p.m. ET, Monday–Friday

TIAA-CREF Individual and Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. This report must be accompanied or preceded by a prospectus. For additional copies or for more complete information on securities products, please call 800 223-1200. Read the prospectus carefully before you invest. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

©2004 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

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ITEM 2. CODE OF ETHICS.

        The Board of Trustees of the TIAA-CREF  Mutual Funds (the  "Registrant")
had adopted a new code of ethics for senior  financial  officers,  including its principal executive officer,  principal financial officer,  principal accounting officer, or controller,  and persons performing similar functions, in conformity with rules promulgated under the  Sarbanes-Oxley Act of 2002. The code of ethics is filed as an exhibit to this annual report.

        During the reporting period,  there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        On August 20, 2003, the Board of Trustees of the  Registrant  determined that  Maceo K.  Sloan  was  qualified  and would  serve as the  audit  committee
financial  expert  on  the  Registrant's  audit  committee.   Mr.  Sloan  is  an
independent  trustee - i.e., he is not an interested person of the Registrant as defined in the Investment  Company Act of 1940, nor has he accepted  directly or
indirectly  any  consulting,   advisory  or  other  compensatory  fee  from  the
Registrant, other than in his capacity as Trustee.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Ernst & Young performs independent audits of the Registrant's  financial statements.  To maintain  auditor  independence and avoid even the appearance of conflicts  of interest,  the  Registrant,  as a policy,  does not engage Ernst &
Young for management advisory or consulting services.

        AUDIT FEES. Ernst & Young's fees for professional  services rendered for the audit of the Registrant's  annual financial  statements for the fiscal years ended  December  31, 2003 and  December  31, 2002 were  $190,715  and  $201,075, respectively.

        TAX FEES. Ernst & Young fees for tax services rendered to the Registrant for the fiscal year ended  December 31, 2003 is expected to be $70,479,  and for the fiscal year ended December 31, 2002, was $69,809.

        ALL OTHER FEES. Ernst & Young fees had no additional fees for the fiscal years ended December 31, 2003 and 2002.

        PREAPPROVAL  POLICY.  In June of 2003, the Registrant's  audit committee
("Audit  Committee")  adopted a  Preapproval  Policy  for  External  Audit  Firm
Services (the "Policy").  The Policy describes the types of services that may be provided by the  independent  auditor to the  Registrant  without  impairing the auditor's  independence.  Under the Policy,  the Audit  Committee is required to preapprove  services to be performed by the Registrant's  independent auditor in order to ensure that such services do not impair the auditor's independence.

        The Policy  requires the Audit Committee to: (i) appoint the independent auditor to perform the financial  statement audit for the Registrant and certain of its  affiliates,  including  approving the terms of the  engagement  and (ii)
preapprove  the audit,  audit-related  and tax  services  to be  provided by the independent  auditor and the fees to be charged for  provision of such  services from year to year.

        AUDITOR FEES FOR RELATED ENTITIES.  The aggregate  non-audit fees billed by Ernst & Young for  services  rendered  to the  Registrant  and its adviser or affiliates  of the  adviser  performing  on-going  services  to the  Registrant, including  TIAA (Service  Providers),  for the years ended December 31, 2003 and
2002 were $247,479 and $234,659, respectively.

        Ernst & Young's  aggregate fees for  professional  services  rendered in connection  with the audit of financial  statements  for Teachers  Insurance and
Annuity Association of America ("TIAA") and the College Retirement Equities Fund
("CREF")  and their  affiliated  entities  were  $3,684,508  for the year  ended
December 31, 2003 and $3,167,680  for the year ended December 31, 2002.  Ernst &
Young's aggregate fees for audit related-services  provided to TIAA and CREF and their affiliated entities were $177,000 for the year ended December 31, 2003 and
$159,000 for the year ended  December 31, 2002.  Ernst & Young's  aggregate fees for tax services  provided to TIAA and CREF and their  affiliated  entities were
$229,871  for the year ended  December  31, 2003 and $212,625 for the year ended
December  31,  2002.  Ernst &  Young's  aggregate  fees for all  other  services provided  to TIAA and CREF and their  affiliated  entities  were $0 for the year ended December 31, 2003 and $22,850 for the year ended December 31, 2002.

ITEM 9. CONTROLS AND PROCEDURES.

        (a)     EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES.  An evaluation was performed  within 90 days from the date hereof under the  supervision of the registrant's management, including the principal executive officer and principal financial  officer,  of the  effectiveness  of the design and  operation  of the registrant's disclosure controls and procedures.  Based on that evaluation,  the registrant's management, including the principal executive officer and principal financial  officer,  concluded  that the  registrant's  disclosure  controls and procedures were effective for this annual reporting period.

        (b)     CHANGES  IN  INTERNAL  CONTROLS.  There  were no  changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal year that materially affected,  or is reasonably likely
to  materially  affect,   the  registrant's   internal  control  over  financial
reporting.

ITEM 10. EXHIBITS.

10(a)(1) Code of Ethics (EX-99.CODE ETH)

10(a)(2)(i)  Section  302  certification  of  the  principal  executive  officer
(EX-99.CERT)

10(a)(2)(ii)  Section  302  certification  of the  principal  financial  officer
(EX-99.CERT)

10(b) Section 906 certification.(EX-99.906CERT)

                                   SIGNATURES

        Pursuant to the requirements of the Securities  Exchange Act of 1934 and the  Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            TIAA-CREF MUTUAL FUNDS

Date:    February 24, 2004            By:  /s/ Bertram L. Scott
                                           -------------------------------------
                                           Bertram L. Scott
                                           Executive Vice President

        Pursuant to the requirements of the Securities  Exchange Act of 1934 and the  Investment  Company Act of 1940,  this report has been signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

Date:    February 24, 2004            By:  /s/ Bertram L. Scott
                                           -------------------------------------
                                           Bertram L. Scott
                                           Executive Vice President
                                           (principal executive officer)

Date:    February 24, 2004            By:  /s/ Elizabeth A. Monrad
                                           -------------------------------------
                                           Elizabeth A. Monrad
                                           Executive Vice President
                                           (principal financial officer)

                                  EXHIBIT LIST
                                  ------------

ITEM 10. EXHIBITS.

10(a)(1) Code of Ethics (EX-99.CODE ETH)

10(a)(2)(i)  Section  302  certification  of  the  principal  executive  officer
(EX-99.CERT)

10(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

10(b) Section 906 certification.(EX-99.906CERT)